UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

Item 1.	Schedules of Investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.64%

AUSTRALIA—0.21%
Echo Entertainment Group Ltd.(a)	5,741	$21,527

		21,527
BELGIUM—0.66%
Belgacom SA	1,080	34,245
Colruyt SA	538	20,366
Mobistar SA	218	11,901

		66,512
CANADA—6.42%
Barrick Gold Corp.	384	20,413
BCE Inc.	1,817	71,483
Bell Aliant Inc.	637	17,173
Enbridge Inc.	4,205	149,465
Fairfax Financial Holdings Ltd.	111	45,525
Franco-Nevada Corp.	198	8,411
Goldcorp Inc.	566	30,589
Imperial Oil Ltd.	178	7,636
Research In Motion Ltd.(a)	606	10,955
Rogers Communications Inc. Class B	318	11,829
TELUS Corp.	138	7,499
Thomson Reuters Corp.	2,993	81,275
Tim Hortons Inc.	561	28,526
TransCanada Corp.	3,643	153,638

		644,417
CHILE—0.48%
Banco de Credito e Inversiones	248	13,276
Empresa Nacional de Electricidad SA	4,032	6,053
LAN Airlines SA	962	22,436
Vina Concha y Toro SA	3,418	6,696

		48,461
CHINA—4.40%
Alibaba.com Ltd.	11,000	11,021
Bank of China Ltd. Class H	168,000	52,071
China Construction Bank Corp. Class H	61,000	41,266
China Life Insurance Co. Ltd. Class H	9,000	22,293
China Minsheng Banking Corp. Ltd. Class H	26,500	21,028
China Mobile Ltd.	6,500	62,112
China Pacific Insurance (Group) Co. Ltd. Class H	12,400	34,287
China Resources Power Holdings Co. Ltd.	14,000	27,656
China Vanke Co. Ltd. Class B	10,300	9,803
Huabao International Holdings Ltd.	14,000	7,904
Industrial and Commercial Bank of China Ltd. Class H	95,000	52,659
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,800	9,439
Jiangsu Expressway Co. Ltd. Class H	12,000	10,417
Kunlun Energy Co. Ltd.(b)	14,000	18,185
Shanghai Pharmaceuticals Holding Co. Ltd.(a)	4,600	8,484
Sinopharm Group Co. Ltd. Class H	5,600	13,252
Tingyi (Cayman Islands) Holding Corp.	10,000	31,316
Zhejiang Expressway Co. Ltd. Class H	14,000	8,427

		441,620

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2011

CZECH REPUBLIC—0.13%
Telefonica O2 Czech Republic AS	614	12,892

		12,892
DENMARK—0.13%
Novo Nordisk A/S Class B	111	12,618

		12,618
EGYPT—0.14%
Commercial International Bank Egypt SAE	3,543	13,718

		13,718
FINLAND—0.13%
Orion OYJ Class B	661	13,436

		13,436
FRANCE—0.34%
Eutelsat Communications	703	27,292
Societe BIC SA	77	6,829

		34,121
HONG KONG—3.14%
CLP Holdings Ltd.	12,000	105,331
Hang Seng Bank Ltd.	6,100	73,352
Hopewell Holdings Ltd.	5,000	12,835
Link REIT (The)	16,000	56,691
MTR Corp. Ltd.	11,500	37,049
Power Assets Holdings Ltd.	4,000	29,632

		314,890
INDIA—0.05%
Reliance Industries Ltd. SP GDR(c)	156	4,680

		4,680
INDONESIA—1.13%
PT Bank Central Asia Tbk	39,500	34,254
PT Telekomunikasi Indonesia Tbk	72,500	58,493
PT Unilever Indonesia Tbk	10,500	20,977

		113,724
ISRAEL—0.75%
Bezeq The Israel Telecommunication Corp. Ltd.	12,465	23,399
Cellcom Israel Ltd.	335	5,789
NICE Systems Ltd.(a)	145	4,835
Partner Communications Co. Ltd.	742	7,100
Teva Pharmaceutical Industries Ltd.	850	33,674

		74,797
ITALY—0.78%
Snam Rete Gas SpA	10,234	47,391
Terna SpA	8,560	30,628

		78,019

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2011

JAPAN—12.83%
ABC-MART Inc.	200	7,309
All Nippon Airways Co. Ltd.	6,000	17,931
Bank of Kyoto Ltd. (The)	2,000	17,081
Benesse Holdings Inc.	600	26,897
Chugai Pharmaceutical Co. Ltd.	1,200	18,024
Chugoku Bank Ltd. (The)	1,000	13,577
Eisai Co. Ltd.	1,300	49,619
FamilyMart Co. Ltd.	400	15,819
Gunma Bank Ltd. (The)	3,000	16,617
Hachijuni Bank Ltd. (The)	3,000	17,390
Hiroshima Bank Ltd. (The)	4,000	18,807
Iyo Bank Ltd. (The)	2,000	19,451
Japan Real Estate Investment Corp.	2	16,566
Jupiter Telecommunications Co. Ltd.	14	13,580
Kamigumi Co. Ltd.	2,000	16,179
Kansai Electric Power Co. Inc. (The)	500	7,368
Keio Corp.	2,000	13,371
Kintetsu Corp.	5,000	18,356
Kyushu Electric Power Co. Inc.	500	6,834
Lawson Inc.	400	23,573
McDonald’s Holdings Co. (Japan) Ltd.	600	16,084
Miraca Holdings Inc.	400	15,123
Mitsubishi Tanabe Pharma Corp.	1,600	24,630
Nippon Building Fund Inc.	1	9,146
Nissin Foods Holdings Co. Ltd.	400	15,205
Nitori Holdings Co. Ltd.	250	23,155
NTT DoCoMo Inc.	84	146,078
Odakyu Electric Railway Co. Ltd.	4,000	37,357
Ono Pharmaceutical Co. Ltd.	600	30,761
Oracle Corp. Japan	300	9,916
Oriental Land Co. Ltd.	400	41,376
Osaka Gas Co. Ltd.	8,000	30,298
Rakuten Inc.	14	14,986
Sankyo Co. Ltd.	300	14,782
Santen Pharmaceutical Co. Ltd.	600	22,422
Secom Co. Ltd.	1,200	53,253
Seven Bank Ltd.	4,000	7,832
Shikoku Electric Power Co. Inc.	1,100	30,352
Shimamura Co. Ltd.	200	18,781
Shionogi & Co. Ltd.	1,100	12,668
Shizuoka Bank Ltd. (The)	4,000	40,706
Suzuken Co. Ltd.	600	15,288
Taisho Pharmaceutical Holdings Co. Ltd.(a)	300	20,057
Takeda Pharmaceutical Co. Ltd.	2,700	109,384
Tokyo Gas Co. Ltd.	15,000	63,764
TonenGeneral Sekiyu K.K.	2,000	22,465
Tsumura & Co.	500	13,674
Unicharm Corp.	500	23,477
West Japan Railway Co.	1,200	49,233

		1,286,602
MALAYSIA—1.42%
Berjaya Sports Toto Bhd	6,800	8,900
Bumi Armada Bhd(a)	8,000	10,168
Bursa Malaysia Bhd	3,200	6,615
Hong Leong Bank Bhd	1,500	4,936
Maxis Communications Bhd	18,400	31,839
Petronas Dagangan Bhd	1,900	9,863
Petronas Gas Bhd	2,100	8,721

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2011

PLUS Expressways Bhd	12,700	17,780
Public Bank Bhd Foreign	8,600	33,821
Telekom Malaysia Bhd	7,000	9,514

		142,157
MOROCCO—0.08%
Maroc Telecom SA	448	7,601

		7,601
NETHERLANDS—0.27%
Koninklijke KPN NV	509	6,228
TNT Express NV	2,957	21,308

		27,536
PERU—0.26%
Compania de Minas Buenaventura SA SP ADR	662	25,917

		25,917
PHILIPPINES—0.22%
Bank of the Philippine Islands	10,100	12,133
Philippine Long Distance Telephone Co.	180	9,904

		22,037
SINGAPORE—1.86%
ComfortDelGro Corp. Ltd.	15,000	16,390
Hutchison Port Holdings Trust	18,000	10,620
Oversea-Chinese Banking Corp. Ltd.	4,000	24,882
Singapore Airlines Ltd.	4,000	32,031
Singapore Press Holdings Ltd.	10,000	30,517
Singapore Telecommunications Ltd.	30,000	71,883

		186,323
SPAIN—0.80%
Amadeus IT Holding SA Class A	1,705	28,747
Banco de Sabadell SA	1,966	6,590
Bankia SA(a)	7,071	35,410
Indra Sistemas SA	647	9,097

		79,844
SWITZERLAND—5.79%
Actelion Ltd. Registered(a)	187	6,534
Givaudan SA Registered(a)	54	50,313
Lindt & Spruengli AG Registered	1	35,324
Nestle SA Registered	2,061	115,827
Novartis AG Registered	2,107	113,921
Roche Holding AG Genusschein	214	34,093
Schindler Holding AG Participation Certificates	57	6,839
SGS SA Registered	39	65,946
Straumann Holding AG Registered	69	12,130
Swisscom AG Registered	186	70,301
Synthes Inc.(c)	421	69,800

		581,028
TAIWAN—4.34%
Advantech Co. Ltd.	2,000	5,440
AU Optronics Corp.	41,000	18,991

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2011

Chang Hwa Commercial Bank Ltd.	11,000	5,893
Chimei Innolux Corp.(a)	14,000	5,815
China Steel Corp.	13,000	12,472
Chunghwa Telecom Co. Ltd.	30,000	98,507
Delta Electronics Inc.	9,000	19,286
Epistar Corp.	4,000	8,110
Far EasTone Telecommunications Co. Ltd.	13,000	24,429
First Financial Holding Co. Ltd.	21,000	11,908
Formosa Petrochemical Corp.	9,000	27,801
Fubon Financial Holding Co. Ltd.	27,000	27,060
Inventec Co. Ltd.	22,000	7,325
Macronix International Co. Ltd.	24,000	9,574
MStar Semiconductor Inc.	2,000	10,352
Richtek Technology Corp.	1,000	3,956
SinoPac Financial Holdings Co. Ltd.	50,000	13,945
Taiwan Cooperative Bank Co. Ltd.	27,000	16,423
Taiwan Mobile Co. Ltd.	14,000	44,400
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	63,943

		435,630
THAILAND—0.73%
Bangkok Bank PCL Foreign	1,200	6,083
Bangkok Bank PCL NVDR	1,200	5,582
BEC World PCL NVDR	5,300	6,631
Charoen Pokphand Foods PCL NVDR	5,900	6,246
CP All PCL NVDR	14,800	23,741
IRPC PCL NVDR	57,900	7,207
PTT Exploration & Production PCL NVDR	2,400	11,973
Siam Commercial Bank PCL NVDR	1,700	5,918

		73,381
UNITED KINGDOM—3.77%
Admiral Group PLC	1,439	20,879
Babcock International Group PLC	1,488	16,956
British Sky Broadcasting Group PLC	544	6,545
Capita Group PLC	4,927	48,820
Compass Group PLC	4,395	40,714
Experian PLC	473	6,279
Pearson PLC	2,352	42,652
Reckitt Benckiser Group PLC	535	27,086
Reed Elsevier PLC	4,657	38,674
Serco Group PLC	4,034	31,127
Shire PLC	743	24,914
SSE PLC	1,117	23,102
Unilever PLC	164	5,512
Vodafone Group PLC	9,085	24,606
Wm Morrison Supermarkets PLC	4,008	20,298

		378,164
UNITED STATES—48.38%
3M Co.	78	6,321
Abbott Laboratories	2,450	133,648
Advance Auto Parts Inc.	596	41,255
Airgas Inc.	73	5,617
Altria Group Inc.	1,956	56,118
AmerisourceBergen Corp.	1,562	58,028
Amgen Inc.	2,270	131,456
Annaly Capital Management Inc.	6,751	108,489
Aon Corp.	2,111	97,043
Arch Capital Group Ltd.(a)	957	36,146
AT&T Inc.	1,654	47,933
Automatic Data Processing Inc.	2,926	149,489

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2011

AutoZone Inc.(a)	180	59,108
Becton, Dickinson and Co.	780	57,548
BMC Software Inc.(a)	618	22,038
Bristol-Myers Squibb Co.	1,082	35,403
C.H. Robinson Worldwide Inc.	1,157	79,266
C.R. Bard Inc.	608	53,012
Campbell Soup Co.	1,547	50,432
Chevron Corp.	417	42,876
Church & Dwight Co. Inc.	1,003	44,383
Clorox Co. (The)	772	50,149
Coca-Cola Co. (The)	1,216	81,752
Colgate-Palmolive Co.	1,027	93,971
Consolidated Edison Inc.	1,904	113,136
Costco Wholesale Corp.	122	10,407
DIRECTV Class A(a)	483	22,807
Dollar Tree Inc.(a)	242	19,721
Duke Energy Corp.	1,114	23,227
Dun & Bradstreet Corp. (The)	404	28,228
Ecolab Inc.	1,647	93,912
Edwards Lifesciences Corp.(a)	318	20,998
Eli Lilly and Co.	791	29,939
Everest Re Group Ltd.	400	35,092
Exxon Mobil Corp.	1,501	120,740
Family Dollar Stores Inc.	829	49,259
Forest Laboratories Inc.(a)	592	17,736
General Mills Inc.	3,209	128,200
Gilead Sciences Inc.(a)	288	11,477
H.J. Heinz Co.	98	5,160
Health Care REIT Inc.	1,373	68,883
Hershey Co. (The)	645	37,204
Hormel Foods Corp.	1,043	31,405
International Business Machines Corp.	220	41,360
Intuit Inc.	829	44,136
J.M. Smucker Co. (The)	823	62,532
Johnson & Johnson	2,152	139,277
Kellogg Co.	1,803	88,636
Kimberly-Clark Corp.	1,269	90,695
Kinder Morgan Inc.	912	26,904
Kinder Morgan Management LLC(a)	700	49,539
Kroger Co. (The)	524	12,146
Laboratory Corp. of America Holdings(a)	586	50,232
Marsh & McLennan Companies Inc.	2,010	60,682
McCormick & Co. Inc. NVS	852	41,492
McDonald’s Corp.	1,602	153,023
Microsoft Corp.	3,469	88,737
Newmont Mining Corp.	99	6,819
O’Reilly Automotive Inc.(a)	979	75,618
PartnerRe Ltd.	524	34,437
Paychex Inc.	2,599	75,657
People’s United Financial Inc.	2,673	33,279
PepsiCo Inc.	1,293	82,752
PG&E Corp.	2,379	92,400
Procter & Gamble Co. (The)	1,984	128,107
Raytheon Co.	171	7,792
RenaissanceRe Holdings Ltd.	385	28,274
Ross Stores Inc.	592	52,741
SAIC Inc.(a)	2,246	27,064
Sherwin-Williams Co. (The)	642	55,745
Southern Co. (The)	3,141	137,921
Staples Inc.	444	6,398
Stericycle Inc.(a)	579	46,911
Synopsys Inc.(a)	1,153	32,249
Target Corp.	703	37,048
TJX Companies Inc. (The)	566	34,922
Travelers Companies Inc. (The)	675	37,969

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

November 30, 2011

VeriSign Inc.	188	6,313
Verisk Analytics Inc. Class A(a)	900	35,352
Verizon Communications Inc.	2,114	79,761
W.R. Berkley Corp.	855	29,164
Wal-Mart Stores Inc.	1,520	89,528
Washington Post Co. (The) Class B	43	15,433
Waste Management Inc.	1,939	60,691
Wisconsin Energy Corp.	1,658	55,012
Xcel Energy Inc.	1,843	48,452
Xilinx Inc.	1,014	33,168
Yum! Brands Inc.	123	6,893

		4,852,273

TOTAL COMMON STOCKS
(Cost: $9,983,070)		9,993,925

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	10,338	10,338
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	862	862
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	7,158	7,158

		18,358

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,358)		18,358

TOTAL INVESTMENTS IN SECURITIES—99.82%
(Cost: $10,001,428)		10,012,283
Other Assets, Less Liabilities—0.18%		18,339

NET ASSETS—100.00%		$10,030,622

NVDR - Non-Voting Depositary Receipts

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.12%

AIRLINES—0.20%
Qantas Airways Ltd.(a)	3,590,055	$5,587,419

		5,587,419
BANKS—29.43%
Australia and New Zealand Banking Group Ltd.	8,493,723	173,639,559
Bendigo and Adelaide Bank Ltd.	1,186,941	10,949,719
Commonwealth Bank of Australia	5,035,821	245,214,491
National Australia Bank Ltd.	7,111,293	171,020,232
Westpac Banking Corp.	9,790,284	206,884,086

		807,708,087
BEVERAGES—2.06%
Coca-Cola Amatil Ltd.	1,837,353	22,046,160
Foster’s Group Ltd.	6,253,212	34,560,732

		56,606,892
BIOTECHNOLOGY—1.98%
CSL Ltd.	1,695,456	54,324,958

		54,324,958
BUILDING MATERIALS—0.66%
Boral Ltd.	2,358,657	8,480,673
James Hardie Industries SE(a)	1,412,880	9,724,731

		18,205,404
CHEMICALS—0.63%
Incitec Pivot Ltd.	5,262,369	17,353,370

		17,353,370
COMMERCIAL SERVICES—2.15%
Brambles Ltd.	4,781,868	34,681,653
Transurban Group	4,218,543	24,268,784

		58,950,437
COMPUTERS—0.43%
Computershare Ltd.	1,434,804	11,791,799

		11,791,799
DIVERSIFIED FINANCIAL SERVICES—1.62%
ASX Ltd.	565,761	17,593,123
Macquarie Group Ltd.	1,125,432	26,753,470

		44,346,593
ELECTRIC—2.78%
AGL Energy Ltd.	1,490,223	21,830,732
Origin Energy Ltd.	3,440,850	50,052,583
SP AusNet	4,605,258	4,470,780

		76,354,095

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2011

ENGINEERING & CONSTRUCTION—1.12%
Leighton Holdings Ltd.	489,027	10,127,934
MAp Group	1,203,993	4,242,439
WorleyParsons Ltd.	624,834	16,426,024

		30,796,397
ENTERTAINMENT—0.60%
Tabcorp Holdings Ltd.	2,213,715	6,413,105
Tatts Group Ltd.	4,260,564	10,066,823

		16,479,928
FOOD—4.00%
Metcash Ltd.	2,485,329	10,289,314
Woolworths Ltd.	3,930,486	99,410,397

		109,699,711
HEALTH CARE - PRODUCTS—0.38%
Cochlear Ltd.	183,309	10,451,395

		10,451,395
HEALTH CARE - SERVICES—0.81%
Ramsay Health Care Ltd.	424,473	8,097,659
Sonic Healthcare Ltd.	1,196,685	14,149,877

		22,247,536
INSURANCE—5.19%
AMP Ltd.	9,083,844	38,727,126
Insurance Australia Group Ltd.	6,717,270	19,873,886
QBE Insurance Group Ltd.	3,530,373	48,816,109
Suncorp Group Ltd.	4,157,034	35,146,405

		142,563,526
IRON & STEEL—0.89%
BlueScope Steel Ltd.(a)	4,753,611	1,855,687
Fortescue Metals Group Ltd.	4,024,272	18,768,981
OneSteel Ltd.	4,327,554	3,667,701

		24,292,369
LODGING—0.77%
Crown Ltd.	1,522,500	12,825,333
Echo Entertainment Group Ltd.(a)	2,222,850	8,334,903

		21,160,236
MANUFACTURING—0.40%
Campbell Brothers Ltd.	218,022	10,873,943

		10,873,943

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2011

MEDIA—0.22%
Fairfax Media Ltd.(b)	7,219,086	6,118,341

		6,118,341
METAL FABRICATE & HARDWARE—0.25%
Sims Metal Management Ltd.	531,048	6,977,532

		6,977,532
MINING—22.99%
Alumina Ltd.	7,884,114	10,974,625
BHP Billiton Ltd.	10,375,533	372,204,959
Iluka Resources Ltd.	1,352,589	20,286,925
Lynas Corp. Ltd.(a)(b)	5,537,028	6,911,153
Newcrest Mining Ltd.	2,471,322	87,842,146
Orica Ltd.	1,175,979	30,612,844
OZ Minerals Ltd.	1,046,262	11,188,933
Rio Tinto Ltd.	1,408,008	91,053,860

		631,075,445
OIL & GAS—4.22%
Caltex Australia Ltd.	435,435	5,703,363
Santos Ltd.	3,046,218	40,932,308
Woodside Petroleum Ltd.	2,050,503	69,092,635

		115,728,306
PACKAGING & CONTAINERS—1.08%
Amcor Ltd.	3,965,808	29,577,796

		29,577,796
REAL ESTATE—0.48%
BGP Holdings PLC(a)(c)	18,888,372	2,542
Lend Lease Group	1,752,093	13,049,464

		13,052,006
REAL ESTATE INVESTMENT TRUSTS—6.66%
CFS Retail Property Trust	5,959,065	11,264,021
Dexus Property Group	15,634,248	13,892,826
Goodman Group	22,696,212	13,872,919
GPT Group	5,649,693	18,224,348
Mirvac Group	11,039,343	14,402,718
Stockland Corp. Ltd.	7,698,978	26,812,066
Westfield Group	7,086,933	59,699,361
Westfield Retail Trust	9,374,337	24,557,166

		182,725,425
RETAIL—3.84%
Harvey Norman Holdings Ltd.	1,717,380	3,704,957
Wesfarmers Ltd.	3,249,624	101,785,999

		105,490,956
TELECOMMUNICATIONS—1.66%
Telstra Corp. Ltd.	14,070,336	45,676,104

		45,676,104

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2011

TRANSPORTATION—1.62%
Asciano Group	9,453,507	14,810,179
QR National Ltd.	5,518,149	19,160,535
Toll Holdings Ltd.	2,179,611	10,456,669

		44,427,383

TOTAL COMMON STOCKS
(Cost: $2,936,476,353)		2,720,643,389

SHORT-TERM INVESTMENTS—0.36%

MONEY MARKET FUNDS—0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	9,162,853	9,162,853
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	763,940	763,940
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	126,380	126,380

		10,053,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,053,173)		10,053,173

TOTAL INVESTMENTS IN SECURITIES—99.48%
(Cost: $2,946,529,526)		2,730,696,562
Other Assets, Less Liabilities—0.52%		14,166,130

NET ASSETS—100.00%		$2,744,862,692

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—98.60%

AUTO MANUFACTURERS—0.45%
Rosenbauer International AG	6,084	$256,756

		256,756
BANKS—11.69%
Erste Group Bank AG	279,240	4,820,906
Raiffeisen International Bank Holding AG(a)	78,663	1,853,114

		6,674,020
BIOTECHNOLOGY—0.29%
Intercell AG(a)(b)	71,019	165,392

		165,392
BUILDING MATERIALS—3.37%
Wienerberger AG	182,247	1,923,402

		1,923,402
CHEMICALS—2.56%
Lenzing AG	16,146	1,461,675

		1,461,675
COMMERCIAL SERVICES—1.05%
Kapsch TrafficCom AG	8,307	598,262

		598,262
ELECTRIC—5.85%
EVN AG(a)	60,255	848,840
Verbund AG	93,561	2,492,495

		3,341,335
ELECTRICAL COMPONENTS & EQUIPMENT—1.22%
Zumtobel AG(a)	44,499	698,761

		698,761
ELECTRONICS—0.45%
Austria Technologie & Systemtechnik AG	22,620	258,824

		258,824
ENGINEERING & CONSTRUCTION—1.19%
Flughafen Wien AG	17,667	680,059

		680,059
ENVIRONMENTAL CONTROL—0.47%
BWT AG	15,717	271,450

		271,450

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

November 30, 2011

FOREST PRODUCTS & PAPER—1.71%
Mayr-Melnhof Karton AG(a)	11,505	975,555

		975,555
INSURANCE—3.85%
Vienna Insurance Group AG	61,620	2,198,169

		2,198,169
IRON & STEEL—9.11%
AMAG Austria Metall AG(b)(c)	21,177	455,834
voestalpine AG	164,190	4,746,500

		5,202,334
MACHINERY—8.49%
Andritz AG	55,107	4,847,072

		4,847,072
MACHINERY - CONSTRUCTION & MINING—0.65%
Palfinger AG	21,216	371,279

		371,279
MANUFACTURING—4.87%
RHI AG	36,894	753,665
Semperit AG Holding	16,809	696,925
Strabag SE	44,655	1,333,893

		2,784,483
OIL & GAS—13.55%
OMV AG	233,766	7,741,232

		7,741,232
OIL & GAS SERVICES—2.63%
Schoeller-Bleckmann Oilfield Equipment AG(a)	17,043	1,505,024

		1,505,024
REAL ESTATE—12.87%
Atrium European Real Estate Ltd.	341,328	1,509,847
CA Immobilien Anlagen AG(b)	125,346	1,366,919
conwert Immobilien Invest SE	115,986	1,347,442
IMMOEAST AG Escrow(b)(d)	998,769	134
IMMOFINANZ AG(b)	858,390	2,643,835
IMMOFINANZ AG Escrow(b)(d)	897,599	121
S IMMO AG(b)	86,502	481,965

		7,350,263
TELECOMMUNICATIONS—9.49%
Telekom Austria AG	467,532	5,418,862

		5,418,862

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

November 30, 2011

TRANSPORTATION—2.79%
Oesterreichische Post AG	53,976	1,591,613

		1,591,613

TOTAL COMMON STOCKS
(Cost: $124,012,368)		56,315,822

SHORT-TERM INVESTMENTS—8.18%

MONEY MARKET FUNDS—8.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(e)(f)(g)	4,303,169	4,303,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(e)(f)(g)	358,771	358,771
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	8,835	8,835

		4,670,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,670,775)		4,670,775

TOTAL INVESTMENTS IN SECURITIES—106.78%
(Cost: $128,683,143)		60,986,597
Other Assets, Less Liabilities—(6.78)%		(3,873,129)

NET ASSETS—100.00%		$57,113,468

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.78%

AGRICULTURE—0.97%
SIPEF NV	2,970	$237,965

		237,965
BANKS—1.93%
Dexia SA(a)	130,350	65,802
KBC Groep NV	36,355	406,196

		471,998
BEVERAGES—24.12%
Anheuser-Busch InBev NV	99,055	5,907,092

		5,907,092
BIOTECHNOLOGY—0.20%
Ablynx NV(a)	8,470	28,505
Devgen NV(a)	3,135	20,425

		48,930
BUILDING MATERIALS—0.08%
Deceuninck NV(a)	16,720	18,681

		18,681
CHEMICALS—6.57%
Recticel SA	4,895	26,358
Solvay SA	15,015	1,407,999
Tessenderlo Chemie NV	6,325	175,141

		1,609,498
COMPUTERS—0.44%
Econocom Group SA	6,820	108,333

		108,333
DISTRIBUTION & WHOLESALE—1.11%
SA D’Ieteren NV	5,777	272,185

		272,185
DIVERSIFIED FINANCIAL SERVICES—0.17%
KBC Ancora SCA(a)	6,985	42,125

		42,125
ELECTRIC—3.65%
Elia System Operator SA	22,660	895,286

		895,286

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

November 30, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—1.41%
Bekaert NV(b)	8,745	345,982

		345,982
ELECTRONICS—1.03%
Barco NV	2,420	118,091
EVS Broadcast Equipment SA	2,585	135,016

		253,107
ENGINEERING & CONSTRUCTION—0.57%
Compagnie d’Entreprises CFE SA	2,007	104,503
Hamon & Cie (International) SA	1,485	34,863

		139,366
ENTERTAINMENT—0.57%
Kinepolis Group NV	1,815	139,022

		139,022
FOOD—11.07%
Colruyt SA	27,775	1,051,388
Delhaize Group SA	28,160	1,660,542

		2,711,930
HEALTH CARE - PRODUCTS—0.14%
Ion Beam Applications SA	5,005	35,237

		35,237
HOLDING COMPANIES - DIVERSIFIED—8.57%
Ackermans & van Haaren NV	6,490	500,603
Groupe Bruxelles Lambert SA	21,175	1,505,905
RHJ International SA(a)	20,134	92,152

		2,098,660
INSURANCE—3.63%
Ageas	508,200	889,348

		889,348
MANUFACTURING—0.29%
Agfa-Gevaert NV(a)	39,270	71,365

		71,365
MEDIA—0.08%
Roularta Media Group NV	990	18,911

		18,911
MINING—5.95%
Nyrstar NV(a)	34,375	293,885
Umicore	27,115	1,162,918

		1,456,803

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

November 30, 2011

PHARMACEUTICALS—7.39%
Arseus NV	10,505	144,241
Galapagos NV(a)	4,675	51,290
Omega Pharma SA	6,655	310,058
ThromboGenics NV(a)	7,286	178,507
UCB SA	26,950	1,127,000

		1,811,096
REAL ESTATE INVESTMENT TRUSTS—5.99%
Befimmo SCA	4,489	314,652
Cofinimmo SA	5,170	616,133
Intervest Offices & Warehouses	3,850	96,191
Leasinvest Real Estate SCA	1,540	128,530
Warehouses De Pauw SCA	3,520	174,138
Wereldhave Belgium NV	1,595	137,351

		1,466,995
SEMICONDUCTORS—0.27%
Melexis NV	4,840	65,023

		65,023
TELECOMMUNICATIONS—11.56%
Belgacom SA	48,620	1,541,671
Mobistar SA	12,320	672,587
Telenet Group Holding NV(a)	16,500	616,480

		2,830,738
TRANSPORTATION—0.68%
Compagnie Maritime Belge SA	4,290	91,707
Euronav SA(a)	4,950	22,522
Exmar NV	7,040	52,028

		166,257
VENTURE CAPITAL—1.34%
GIMV NV	6,710	327,073

		327,073

TOTAL COMMON STOCKS
(Cost: $45,967,531)		24,439,006

SHORT-TERM INVESTMENTS—1.36%

MONEY MARKET FUNDS—1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	299,605	299,605
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	24,979	24,979

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	9,328	9,328

		333,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $333,912)		333,912

TOTAL INVESTMENTS IN SECURITIES—101.14%
(Cost: $46,301,443)		24,772,918
Other Assets, Less Liabilities—(1.14)%		(279,266)

NET ASSETS—100.00%		$24,493,652

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—45.67%

AEROSPACE & DEFENSE—0.71%
Empresa Brasileira de Aeronautica SA	11,154,332	$69,776,269

		69,776,269
AGRICULTURE—1.07%
Souza Cruz SA	8,205,900	104,116,895

		104,116,895
BANKS—2.63%
Banco do Brasil SA	11,481,997	153,686,022
Banco Santander (Brasil) SA	13,447,541	103,459,787

		257,145,809
BUILDING MATERIALS—0.31%
Duratex SA	5,912,700	30,054,045

		30,054,045
CHEMICALS—1.14%
Ultrapar Participacoes SA	6,327,000	111,352,400

		111,352,400
COMMERCIAL SERVICES—3.30%
Anhanguera Educacional Participacoes SA	2,309,100	22,350,249
CCR SA	17,316,000	110,619,358
Cielo SA	4,861,200	129,461,715
EcoRodovias Infraestrutura e Logistica SA	3,291,900	24,234,065
Localiza Rent A Car SA	2,331,000	35,325,995

		321,991,382
COSMETICS & PERSONAL CARE—0.69%
Natura Cosmeticos SA	3,330,000	66,857,854

		66,857,854
DIVERSIFIED FINANCIAL SERVICES—3.84%
BM&F Bovespa SA	38,361,000	209,627,588
CETIP Balcao Organizado de Ativos e Derivativos SA	3,663,002	53,283,713
Redecard SA	6,660,000	112,350,664

		375,261,965
ELECTRIC—1.88%
Centrais Eletricas Brasileiras SA	5,257,599	48,184,964
CPFL Energia SA	3,996,000	50,613,053
EDP Energias do Brasil SA	1,332,000	28,437,611
Light SA	999,000	15,145,238
Tractebel Energia SA	2,664,000	41,580,796

		183,961,662

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2011

ENGINEERING & CONSTRUCTION—0.27%
Multiplan Empreendimentos Imobiliarios SA	1,332,000	26,669,469

		26,669,469
FOOD—3.44%
BRF - Brasil Foods SA	13,119,950	256,158,316
Cosan SA Industria e Comercio	2,331,090	34,682,699
JBS SA(a)	13,653,022	44,931,129

		335,772,144
FOREST PRODUCTS & PAPER—0.29%
Fibria Celulose SA	3,663,026	27,796,857

		27,796,857
HEALTH CARE - SERVICES—0.53%
Amil Participacoes SA	2,262,500	21,023,230
Diagnosticos da America SA	4,274,700	30,972,661

		51,995,891
HOME BUILDERS—0.52%
Brookfield Incorporacoes SA	4,486,914	14,741,300
MRV Engenharia e Participacoes SA	5,585,147	35,988,364

		50,729,664
INSURANCE—0.69%
Odontoprev SA	1,665,000	23,114,768
Porto Seguro SA	2,636,700	27,329,512
SulAmerica SA	2,309,100	16,858,473

		67,302,753
INTERNET—0.00%
B2W Companhia Global do Varejo	42	236

		236
IRON & STEEL—1.74%
Companhia Siderurgica Nacional SA	14,430,354	117,725,510
MMX Mineracao e Metalicos SA(a)	4,662,000	16,580,011
Usinas Siderurgicas de Minas Gerais SA	3,619,500	35,634,458

		169,939,979
MINING—6.03%
Vale SA SP ADR	25,330,724	588,939,333

		588,939,333
OIL & GAS—10.31%
HRT Participacoes em Petroleo SA(a)	91,800	33,764,934
OGX Petroleo e Gas Participacoes SA(a)	25,308,000	195,409,115
Petroleo Brasileiro SA	58,275,044	777,430,343

		1,006,604,392

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2011

PHARMACEUTICALS—0.24%
Hypermarcas SA	5,257,500	23,699,461

		23,699,461
REAL ESTATE—2.27%
BR Malls Participacoes SA	7,326,000	74,191,958
Cyrela Brazil Realty SA	5,912,700	49,152,589
PDG Realty SA Empreendimentos e Participacoes	21,645,000	80,450,443
Rossi Residencial SA	3,291,900	18,152,789

		221,947,779
RETAIL—0.72%
Lojas Renner SA	2,331,000	69,878,429

		69,878,429
SOFTWARE—0.37%
Totvs SA	1,998,000	36,025,885

		36,025,885
TELECOMMUNICATIONS—0.90%
Tele Norte Leste Participacoes SA	1,332,038	14,558,114
Tim Participacoes SA	15,651,090	73,148,070

		87,706,184
TEXTILES—0.58%
Companhia Hering SA	2,664,000	56,433,186

		56,433,186
TRANSPORTATION—0.45%
ALL - America Latina Logistica SA	9,188,700	43,656,490

		43,656,490
WATER—0.75%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,664,000	73,657,832

		73,657,832

TOTAL COMMON STOCKS
(Cost: $3,754,329,016)		4,459,274,245

PREFERRED STOCKS—53.81%

AIRLINES—0.48%
GOL Linhas Aereas Inteligentes SA	1,981,500	14,795,492
TAM SA	1,665,000	31,891,012

		46,686,504
BANKS—14.73%
Banco Bradesco SA	36,963,015	605,760,030
Banco do Estado do Rio Grande do Sul SA	4,274,710	45,607,940
Itau Unibanco Holding SA	44,622,049	787,302,745

		1,438,670,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2011

BEVERAGES—4.90%
Companhia de Bebidas das Americas	14,319,032	478,357,042

		478,357,042
CHEMICALS—0.56%
Braskem SA Class A	2,964,336	22,937,534
Vale Fertilizantes SA	2,331,080	31,897,632

		54,835,166
ELECTRIC—3.77%
AES Tiete SA	1,981,500	27,015,473
Centrais Eletricas Brasileiras SA Class B	4,662,051	60,699,492
Companhia de Transmissao de Energia Electrica Paulista	667,676	18,457,105
Companhia de Transmissao de Energia Electrica Paulista New(a)	58,004	1,603,451
Companhia Energetica de Minas Gerais	7,659,035	131,406,674
Companhia Energetica de Sao Paulo Class B	3,330,070	58,036,784
Companhia Paranaense de Energia Class B	1,998,000	40,324,679
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,665,020	30,160,069

		367,703,727
FOOD—0.77%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	2,044,164	74,790,624

		74,790,624
FOREST PRODUCTS & PAPER—0.51%
Klabin SA	8,861,100	35,385,588
Suzano Papel e Celulose SA	3,619,507	14,333,888

		49,719,476
HOLDING COMPANIES - DIVERSIFIED – 3.65%
Bradespar SA	4,662,000	85,478,595
Itausa - Investimentos Itau SA	46,353,780	270,482,511

		355,961,106
IRON & STEEL—2.33%
Gerdau SA	17,051,146	127,317,739
Metalurgica Gerdau SA	5,257,590	49,784,259
Usinas Siderurgicas de Minas Gerais SA Class A	8,861,100	50,774,887

		227,876,885
MINING—8.74%
Vale SA Class A	39,524,100	853,222,137

		853,222,137
OIL & GAS—10.31%
Petroleo Brasileiro SA	82,584,078	1,007,178,606

		1,007,178,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2011

RETAIL—0.54%
Lojas Americanas SA	6,349,739	53,031,559

		53,031,559
TELECOMMUNICATIONS—2.52%
Brasil Telecom SA	5,257,515	31,405,510
Tele Norte Leste Participacoes SA	4,929,939	45,836,435
Telefonica Brasil SA	5,661,074	152,798,900
Telemar Norte Leste SA Class A	666,600	15,853,872

		245,894,717

TOTAL PREFERRED STOCKS
(Cost: $3,736,772,588)		5,253,928,264

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	2,770,488	2,770,488

		2,770,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,770,488)		2,770,488

TOTAL INVESTMENTS IN SECURITIES—99.51%
(Cost: $7,493,872,092)		9,715,972,997
Other Assets, Less Liabilities—0.49%		48,199,279

NET ASSETS—100.00%		$9,764,172,276

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—81.44%

BRAZIL—15.07%
ALL - America Latina Logistica SA	238,800	$1,134,564
Amil Participacoes SA	79,600	739,646
Anhanguera Educacional Participacoes SA	79,600	770,465
Banco do Brasil SA	284,889	3,813,227
Banco Santander (Brasil) SA	318,437	2,449,922
BM&F Bovespa SA	956,269	5,225,629
BR Malls Participacoes SA	199,000	2,015,315
BRF - Brasil Foods SA	318,400	6,216,549
Brookfield Incorporacoes SA	119,400	392,276
CCR SA	437,800	2,796,786
Centrais Eletricas Brasileiras SA	119,400	1,094,280
CETIP Balcao Organizado de Ativos e Derivativos SA	80,029	1,164,139
Cielo SA	121,500	3,235,744
Companhia de Saneamento Basico do Estado de Sao Paulo	39,800	1,100,444
Companhia Hering SA	79,600	1,686,217
Companhia Siderurgica Nacional SA	358,200	2,922,262
Cosan SA Industria e Comercio	79,600	1,184,314
CPFL Energia SA	79,600	1,008,208
Cyrela Brazil Realty SA	159,200	1,323,438
Diagnosticos da America SA	119,400	865,122
Duratex SA	119,400	606,906
EcoRodovias Infraestrutura e Logistica SA	79,600	585,993
EDP Energias do Brasil SA	39,800	849,712
Empresa Brasileira de Aeronautica SA	278,600	1,742,791
Fibria Celulose SA	119,441	906,377
HRT Participacoes em Petroleo SA(a)	2,000	735,619
Hypermarcas SA	119,400	538,225
JBS SA(a)	398,052	1,309,961
Light SA	39,800	603,384
Localiza Rent A Car SA	39,800	603,164
Lojas Renner SA	79,600	2,386,239
MMX Mineracao e Metalicos SA(a)	119,400	424,636
MRV Engenharia e Participacoes SA	159,200	1,025,819
Multiplan Empreendimentos Imobiliarios SA	39,800	796,880
Natura Cosmeticos SA	79,600	1,598,164
Odontoprev SA	39,800	552,533
OGX Petroleo e Gas Participacoes SA(a)	636,800	4,916,885
PDG Realty SA Empreendimentos e Participacoes	557,200	2,071,009
Petroleo Brasileiro SA	1,472,600	19,645,526
Porto Seguro SA	39,800	412,529
Redecard SA	159,200	2,685,619
Rossi Residencial SA	79,600	438,945
Souza Cruz SA	199,000	2,524,923
SulAmerica SA	39,800	290,575
Tele Norte Leste Participacoes SA	39,800	434,982
Tim Participacoes SA	398,069	1,860,444
Totvs SA	39,800	717,633
Tractebel Energia SA	79,600	1,242,429
Ultrapar Participacoes SA	159,200	2,801,850
Usinas Siderurgicas de Minas Gerais SA	79,600	783,673
Vale SA	636,800	14,669,646

		111,901,618

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2011

CHINA—37.47%
Agile Property Holdings Ltd.(b)	796,000	605,024
Agricultural Bank of China Ltd. Class H	9,154,000	3,673,137
Air China Ltd. Class H	796,000	582,501
Alibaba.com Ltd.(b)	597,000	598,113
Aluminum Corp. of China Ltd. Class H(b)	1,592,000	724,800
Angang New Steel Co. Ltd. Class H(b)	796,000	485,247
Anhui Conch Cement Co. Ltd. Class H	597,000	1,835,033
Anta Sports Products Ltd.(b)	398,040	422,330
AviChina Industry & Technology Co. Ltd. Class H	1,592,000	724,800
Bank of China Ltd. Class H	33,034,000	10,238,819
Bank of Communications Co. Ltd. Class H	3,582,200	2,239,019
BBMG Corp. Class H	597,000	426,127
Beijing Capital International Airport Co. Ltd. Class H	796,000	368,542
Beijing Enterprises Holdings Ltd.	199,000	1,069,796
Belle International Holdings Ltd.(b)	2,388,000	4,391,795
Bosideng International Holdings Ltd.	796,000	225,220
Brilliance China Automotive Holdings Ltd.(a)	796,000	865,051
BYD Co. Ltd. Class H(a)(b)	199,000	463,237
China Agri-Industries Holdings Ltd.	796,000	584,549
China BlueChemical Ltd. Class H	796,000	621,403
China CITIC Bank Corp. Ltd. Class H	3,852,000	1,981,609
China Coal Energy Co. Class H	1,990,000	2,239,406
China Communications Construction Co. Ltd. Class H	2,388,000	1,756,718
China Communications Services Corp. Ltd. Class H	796,000	370,590
China Construction Bank Corp. Class H	29,058,370	19,657,517
China COSCO Holdings Co. Ltd. Class H	1,194,000	505,210
China Dongxiang (Group) Co. Ltd.	1,592,000	274,359
China Everbright Ltd.(b)	796,000	1,136,339
China Gas Holdings Ltd.(b)	1,600,000	553,534
China International Marine Containers (Group) Co. Ltd. Class B	318,400	343,973
China Life Insurance Co. Ltd. Class H	3,582,000	8,872,654
China Longyuan Power Group Corp. Ltd. Class H	1,194,000	875,288
China Mengniu Dairy Co. Ltd.	796,000	2,805,016
China Merchants Bank Co. Ltd. Class H	1,990,297	3,552,868
China Merchants Holdings (International) Co. Ltd.(b)	796,000	2,252,202
China Minsheng Banking Corp. Ltd. Class H	1,863,500	1,478,721
China Mobile Ltd.	2,985,000	28,523,632
China Molybdenum Co. Ltd. Class H	796,000	373,661
China National Building Material Co. Ltd. Class H(b)	1,592,000	1,795,620
China Oilfield Services Ltd. Class H(b)	796,000	1,171,145
China Overseas Land & Investment Ltd.	2,388,800	3,963,156
China Pacific Insurance (Group) Co. Ltd. Class H	875,600	2,421,118
China Petroleum & Chemical Corp. Class H	7,960,000	8,077,217
China Railway Construction Corp. Ltd. Class H	995,000	537,457
China Railway Group Ltd. Class H	1,990,000	604,000
China Resources Cement Holdings Ltd.(b)	796,000	563,051
China Resources Enterprise Ltd.	796,000	2,682,168
China Resources Land Ltd.(b)	796,000	1,167,050
China Resources Power Holdings Co. Ltd.	830,200	1,640,007
China Rongsheng Heavy Industries Group Holdings Ltd	796,000	224,197
China Shanshui Cement Group Ltd.	796,000	548,718
China Shenhua Energy Co. Ltd. Class H	1,592,000	6,684,946
China Shipping Container Lines Co. Ltd. Class H(a)	1,592,000	292,786
China Shipping Development Co. Ltd. Class H	796,000	444,298
China Southern Airlines Co. Ltd. Class H(a)	796,000	407,444
China State Construction International Holdings Ltd.	796,000	532,339
China Taiping Insurance Holdings Co. Ltd.(a)(b)	398,000	747,322
China Telecom Corp. Ltd. Class H	7,164,000	4,238,236
China Unicom (Hong Kong) Ltd.	3,211,900	6,642,319
China Vanke Co. Ltd. Class B	637,201	606,429
China Yurun Food Group Ltd.(b)	796,000	1,072,867
China ZhengTong Auto Services Holdings Ltd.(a)	398,000	388,505
China Zhongwang Holdings Ltd.(b)	796,000	273,336
Chongqing Rural Commercial Bank Co. Ltd. Class H(a)	1,194,000	522,101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2011

CITIC Pacific Ltd.(b)	796,000	1,435,267
CNOOC Ltd.	8,756,000	15,787,939
COSCO Pacific Ltd.	796,000	895,762
Country Garden Holdings Co. Ltd.(b)	1,990,000	680,779
CSG Holding Co. Ltd. Class B	398,000	299,952
CSR Corp Ltd. Class H(b)	799,000	480,911
Dah Chong Hong Holdings Ltd.	398,000	524,149
Daphne International Holdings Ltd.	84,000	99,065
Datang International Power Generation Co. Ltd. Class H	1,592,000	526,196
Dongfang Electric Corp. Ltd. Class H	159,200	506,746
Dongfeng Motor Group Co. Ltd. Class H	1,592,000	2,268,582
Dongyue Group Ltd.	398,000	336,807
ENN Energy Holdings Ltd.	142,000	498,566
Evergrande Real Estate Group Ltd.(b)	2,786,000	1,078,498
Far East Horizon Ltd.(a)	398,000	325,034
Fosun International Ltd.(b)	796,000	424,847
Franshion Properties (China) Ltd.	1,592,000	303,024
GCL-Poly Energy Holdings Ltd.(b)	3,582,000	1,027,311
Geely Automobile Holdings Ltd.(b)	1,990,000	460,678
Golden Eagle Retail Group Ltd.(b)	398,000	891,667
GOME Electrical Appliances Holdings Ltd.	5,174,400	1,244,438
Great Wall Motor Co. Ltd. Class H(b)	597,000	807,722
Guangdong Investment Ltd.	1,592,000	982,779
Guangzhou Automobile Group Co. Ltd. Class H	1,122,454	1,004,730
Guangzhou R&F Properties Co. Ltd. Class H(b)	477,600	374,685
Haier Electronics Group Co. Ltd.(a)	398,000	355,234
Hengan International Group Co. Ltd.	398,000	3,647,032
Hengdeli Holdings Ltd.	1,592,000	587,620
Huabao International Holdings Ltd.(b)	796,000	449,417
Huaneng Power International Inc. Class H	1,592,000	808,745
Industrial and Commercial Bank of China Ltd. Class H	30,248,050	16,766,651
Inner Mongolia Yitai Coal Co. Ltd. Class B	279,085	1,463,522
Intime Department Store Group Co. Ltd.(b)	398,000	453,512
Jiangsu Expressway Co. Ltd. Class H	796,000	691,017
Jiangxi Copper Co. Ltd. Class H	796,000	1,754,670
Kingboard Chemical Holdings Co. Ltd.	199,000	518,263
Kunlun Energy Co. Ltd.(b)	796,000	1,033,966
Lee & Man Paper Manufacturing Ltd.(b)	796,000	277,430
Lenovo Group Ltd.(b)	3,184,000	2,194,874
Longfor Properties Co. Ltd.(b)	597,000	680,268
Lonking Holdings Ltd.	796,000	259,003
Metallurgical Corp. of China Ltd. Class H(b)	1,592,000	331,688
Nine Dragons Paper (Holdings) Ltd.(b)	796,000	518,007
Parkson Retail Group Ltd.(b)	796,000	961,281
PetroChina Co. Ltd. Class H	10,348,000	12,722,896
PICC Property and Casualty Co. Ltd. Class H	1,592,000	2,045,409
Ping An Insurance (Group) Co. of China Ltd. Class H	796,000	5,236,371
Poly (Hong Kong) Investments Ltd.(b)	804,984	315,761
Renhe Commercial Holdings Co. Ltd.(b)	5,572,000	759,606
Sany Heavy Equipment International Holdings Co. Ltd.	398,000	363,935
Semiconductor Manufacturing International Corp.(a)(b)	9,552,000	466,820
Shanghai Electric Group Co. Ltd. Class H	1,592,000	689,993
Shanghai Industrial Holdings Ltd.(b)	398,000	1,031,406
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	96,000	85,728
Shanghai Pharmaceuticals Holding Co. Ltd.(a)	199,000	367,007
Shimao Property Holdings Ltd.(b)	796,000	624,474
Shougang Fushan Resources Group Ltd.	1,592,000	612,190
Shui On Land Ltd.	1,393,000	394,135
Sihuan Pharmaceutical Holdings Group Ltd.	796,000	289,715
Sino-Ocean Land Holdings Ltd.(b)	1,592,000	614,237
Sinofert Holdings Ltd.(b)	796,000	238,529
Sinopec Shanghai Petrochemical Co. Ltd. Class H	796,000	276,407
Sinopharm Group Co. Ltd. Class H	318,400	753,464

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2011

Skyworth Digital Holdings Ltd.	796,000	308,142
SOHO China Ltd.	995,000	652,627
Sun Art Retail Group Ltd.(a)	597,000	821,542
Tencent Holdings Ltd.	517,400	9,661,948
Tingyi (Cayman Islands) Holding Corp.	796,000	2,492,779
Want Want China Holdings Ltd.(b)	2,786,000	2,823,443
Weichai Power Co. Ltd. Class H	199,813	895,567
Wumart Stores Inc. Class H	398,000	816,935
Yanzhou Coal Mining Co. Ltd. Class H	796,000	1,779,240
Yingde Gases Group Co. Ltd.	481,500	491,067
Yuexiu Property Co. Ltd.	2,388,000	337,830
Zhaojin Mining Industry Co. Ltd. Class H	398,000	673,613
Zhejiang Expressway Co. Ltd. Class H	796,000	479,105
Zhongsheng Group Holdings Ltd.	199,000	345,508
Zhuzhou CSR Times Electric Co. Ltd. Class H	398,000	889,620
Zijin Mining Group Co. Ltd. Class H	3,123,000	1,305,350
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	663,200	666,143
ZTE Corp. Class H	318,440	929,662

		278,222,210
INDIA—14.11%
ACC Ltd.	26,051	571,021
Adani Enterprises Ltd.	103,831	599,457
Aditya Birla Nuvo Ltd.	16,753	287,838
Ambuja Cements Ltd.	273,360	777,588
Asian Paints Ltd.	14,593	804,872
Axis Bank Ltd.	112,379	2,039,957
Bajaj Auto Ltd.	43,008	1,374,971
Bank of India	54,000	338,502
Bharat Heavy Electricals Ltd.	293,326	1,588,416
Bharat Petroleum Corp. Ltd.	57,074	588,123
Bharti Airtel Ltd.	216,512	1,601,289
Canara Bank Ltd.	43,950	362,932
Cipla Ltd.	175,939	1,105,580
Coal India Ltd.	278,043	1,742,396
Dabur India Ltd.	211,066	385,300
DLF Ltd.	203,378	810,512
Dr. Reddy’s Laboratories Ltd.	50,488	1,525,617
GAIL (India) Ltd.	201,547	1,512,037
GMR Infrastructure Ltd.(a)	574,678	226,767
HCL Technologies Ltd.	68,871	506,325
HDFC Bank Ltd.	725,569	6,150,068
Hero Motocorp Ltd.	19,900	762,265
Hindalco Industries Ltd.	566,795	1,334,881
Hindustan Unilever Ltd.	424,971	3,232,971
Housing Development Finance Corp. Ltd.	536,322	6,592,430
ICICI Bank Ltd.	212,192	2,895,818
Idea Cellular Ltd.(a)	65,517	122,927
IndusInd Bank Ltd.	41,448	197,653
Infosys Ltd.	215,318	10,751,877
Infrastructure Development Finance Co. Ltd.	474,416	987,818
ITC Ltd.	1,116,247	4,291,366
Jaiprakash Associates Ltd.	545,138	648,464
Jindal Steel & Power Ltd.	184,065	1,774,717
JSW Steel Ltd.	44,112	501,198
Kotak Mahindra Bank Ltd.	136,116	1,216,844
Larsen & Toubro Ltd.	103,480	2,521,637
LIC Housing Finance Ltd.	121,261	518,910
Lupin Ltd.	80,417	730,693
Mahindra & Mahindra Ltd.	152,399	2,117,034
Maruti Suzuki India Ltd.	34,228	637,386
Mundra Port and Special Economic Zone Ltd.	166,856	401,918

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2011

NTPC Ltd.	326,966	1,016,817
Oil & Natural Gas Corp. Ltd.	441,159	2,254,174
Piramal Healthcare Ltd.	42,656	297,991
Power Grid Corp. of India Ltd.	631,995	1,199,707
Ranbaxy Laboratories Ltd.	66,653	554,942
Reliance Capital Ltd.	36,161	195,126
Reliance Communications Ltd.	257,904	366,564
Reliance Industries Ltd.	657,980	9,808,887
Reliance Infrastructure Ltd.	52,759	408,641
Reliance Power Ltd.(a)	279,990	458,292
Rural Electrification Corp. Ltd.	123,373	433,300
Satyam Computer Services Ltd.(a)	252,640	317,947
Sesa Goa Ltd.	167,976	590,434
Shriram Transport Finance Co. Ltd.	56,556	541,618
Siemens Ltd.	29,837	393,759
State Bank of India	55,558	1,875,648
Sterlite Industries (India) Ltd.	697,782	1,327,263
Sun Pharmaceuticals Industries Ltd.	159,347	1,604,001
Suzlon Energy Ltd.(a)	328,422	145,951
Tata Consultancy Services Ltd.	234,820	5,017,785
Tata Motors Ltd.	739,044	2,446,256
Tata Power Co. Ltd.	518,895	911,955
Tata Steel Ltd.	153,432	1,132,114
Titan Industries Ltd.	106,664	362,970
Ultratech Cement Ltd.	30,908	680,089
Unitech Ltd.(a)	496,075	218,556
United Phosphorus Ltd.	110,432	290,755
United Spirits Ltd.	41,522	556,477
Wipro Ltd.	243,597	1,760,076
Zee Entertainment Enterprises Ltd.	197,472	471,693

		104,778,163
RUSSIA—14.79%
Federal Grid Co. of Unified Energy System OJSC	157,898,500	1,783,885
Gazprom OAO	5,260,788	30,042,756
Inter RAO UES OJSC	623,900,000	690,602
LSR Group OJSC SP GDR(c)	88,378	378,346
LUKOIL OAO	253,448	14,234,340
Magnit OJSC SP GDR(c)	111,440	2,468,396
Mechel OAO SP ADR	72,834	793,162
MMC Norilsk Nickel OJSC	28,783	5,089,501
Mobile TeleSystems OJSC SP ADR	255,118	4,408,439
NovaTek OAO SP GDR	45,770	6,975,348
Novolipetsk Steel OJSC SP GDR	33,034	797,441
Rosneft Oil Co. OJSC	795,452	5,790,888
Rostelecom OJSC(a)	676,600	3,561,621
RusHydro OJSC	58,002,200	2,285,205
Sberbank of Russia	4,290,440	12,229,744
Severstal OAO	99,580	1,376,936
Sistema JSFC SP GDR(c)	48,158	962,197
Surgutneftegas OJSC	3,588,720	3,448,942
Tatneft OAO	687,413	3,704,931
TMK OAO SP GDR	29,452	345,766
Uralkali OJSC	695,490	5,581,935
VTB Bank OJSC	1,310,326,001	2,875,402

		109,825,783

TOTAL COMMON STOCKS
(Cost: $672,368,807)		604,727,774

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2011

PREFERRED STOCKS—18.29%

BRAZIL—17.72%
AES Tiete SA	39,800	542,627
Banco Bradesco SA	936,962	15,355,190
Banco do Estado do Rio Grande do Sul SA	79,600	849,272
Bradespar SA	119,400	2,189,220
Brasil Telecom SA	119,498	713,816
Braskem SA Class A	79,600	615,931
Centrais Eletricas Brasileiras SA Class B	119,482	1,555,645
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	40,056	1,465,545
Companhia de Bebidas das Americas	370,573	12,379,762
Companhia de Transmissao de Energia Electrica Paulista	171	4,727
Companhia de Transmissao de Energia Electrica Paulista New(a)	4,061	112,262
Companhia Energetica de Minas Gerais	199,093	3,415,855
Companhia Energetica de Sao Paulo Class B	79,600	1,387,277
Companhia Paranaense de Energia Class B	39,800	803,264
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	41,100	744,483
Gerdau SA	437,800	3,268,971
GOL Linhas Aereas Inteligentes SA	39,800	297,179
Itau Unibanco Holding SA	1,154,267	20,365,662
Itausa - Investimentos Itau SA	1,154,279	6,735,422
Klabin SA	238,800	953,615
Lojas Americanas SA	164,788	1,376,272
Metalurgica Gerdau SA	119,400	1,130,602
Petroleo Brasileiro SA	2,069,614	25,240,591
Suzano Papel e Celulose SA	79,600	315,230
TAM SA	39,800	762,320
Tele Norte Leste Participacoes SA	119,400	1,110,129
Telefonica Brasil SA	167,264	4,514,648
Usinas Siderurgicas de Minas Gerais SA Class A	238,800	1,368,345
Vale Fertilizantes SA	39,820	544,882
Vale SA Class A	995,000	21,479,452

		131,598,196
RUSSIA—0.57%
AK Transneft OAO	793	1,307,712
Sberbank of Russia	478,030	1,055,067
Surgutneftegas OJSC	3,451,600	1,877,605

		4,240,384

TOTAL PREFERRED STOCKS
(Cost: $128,728,833)		135,838,580

SHORT-TERM INVESTMENTS—3.64%

MONEY MARKET FUNDS—3.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	24,308,512	24,308,512
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	2,026,687	2,026,687

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	702,735	702,735

		27,037,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,037,934)		27,037,934

TOTAL INVESTMENTS IN SECURITIES—103.37%
(Cost: $828,135,574)		767,604,288
Other Assets, Less Liabilities—(3.37)%		(25,054,118)

NET ASSETS—100.00%		$742,550,170

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.77%

AEROSPACE & DEFENSE—0.21%
CAE Inc.	1,019,722	$10,189,698

		10,189,698
APPAREL—0.23%
Gildan Activewear Inc.	461,118	11,120,348

		11,120,348
AUTO PARTS & EQUIPMENT—0.65%
Magna International Inc. Class A	864,510	30,941,253

		30,941,253
BANKS—21.94%
Bank of Montreal	2,524,286	148,117,927
Bank of Nova Scotia	4,307,970	218,417,363
Canadian Imperial Bank of Commerce	1,582,569	113,484,245
National Bank of Canada	643,645	41,995,977
Royal Bank of Canada	5,700,598	264,971,981
Toronto-Dominion Bank (The)	3,526,557	254,931,831

		1,041,919,324
CHEMICALS—4.05%
Agrium Inc.	625,790	44,062,263
Potash Corp. of Saskatchewan Inc.	3,395,878	148,493,470

		192,555,733
COMMERCIAL SERVICES—0.17%
Ritchie Bros. Auctioneers Inc.(a)	377,740	7,879,877

		7,879,877
COMPUTERS—1.07%
CGI Group Inc. Class A(b)	910,837	16,796,847
Research In Motion Ltd.(b)	1,871,768	33,836,337

		50,633,184
DIVERSIFIED FINANCIAL SERVICES—0.95%
CI Financial Corp.	629,581	12,693,790
IGM Financial Inc.	460,601	19,619,994
TMX Group Inc.	295,991	12,934,232

		45,248,016
ELECTRIC—0.90%
Fortis Inc.	740,011	24,389,249
TransAlta Corp.	840,173	18,171,039

		42,560,288

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2011

ENGINEERING & CONSTRUCTION—0.62%
SNC-Lavalin Group Inc.	598,804	29,446,963

		29,446,963
FOOD—1.65%
Empire Co. Ltd. Class A	113,076	6,806,247
George Weston Ltd.	204,630	13,582,964
Loblaw Companies Ltd.	448,018	16,303,581
Metro Inc. Class A	401,884	20,375,825
Saputo Inc.	565,641	21,134,695

		78,203,312
FOREST PRODUCTS & PAPER—0.00%
Sino-Forest Corp. Class A(a)(b)(c)	978,594	9,625

		9,625
GAS—0.44%
Canadian Utilities Ltd. Class A	345,656	21,135,415

		21,135,415
HAND & MACHINE TOOLS—0.33%
Finning International Inc.	680,297	15,616,555

		15,616,555
HOLDING COMPANIES - DIVERSIFIED—0.27%
Onex Corp.	374,332	12,845,285

		12,845,285
INSURANCE—5.56%
Fairfax Financial Holdings Ltd.	78,828	32,329,753
Great-West Lifeco Inc.	1,130,415	21,746,661
Industrial Alliance Insurance and Financial Services Inc.	335,336	8,713,624
Intact Financial Corp.	513,588	28,741,733
Manulife Financial Corp.	7,093,695	76,675,395
Power Corp. of Canada	1,386,133	30,387,907
Power Financial Corp.	983,252	23,721,831
Sun Life Financial Inc.	2,302,974	41,812,540

		264,129,444
MANUFACTURING—0.45%
Bombardier Inc. Class B	5,708,147	21,221,338

		21,221,338
MEDIA—1.50%
Shaw Communications Inc. Class B	1,477,421	30,616,435
Thomson Reuters Corp.	1,494,184	40,574,793

		71,191,228
MINING—19.29%
Agnico-Eagle Mines Ltd.	671,164	30,193,304
Barrick Gold Corp.	3,965,628	210,811,107
Cameco Corp.	1,566,260	29,761,636

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2011

Centerra Gold Inc.	654,373	14,648,173
Eldorado Gold Corp.	2,179,679	39,702,636
First Quantum Minerals Ltd.	1,889,993	38,292,457
Franco-Nevada Corp.	516,824	21,953,901
Goldcorp Inc.	3,205,341	173,231,854
IAMGOLD Corp.	1,489,147	30,200,355
Inmet Mining Corp.	206,364	12,135,238
Ivanhoe Mines Ltd.(a)(b)	1,127,380	24,393,764
Kinross Gold Corp.	4,509,481	63,689,351
New Gold Inc.(b)	1,696,029	19,049,571
Osisko Mining Corp.(b)	1,373,847	15,228,184
Pan American Silver Corp.	406,549	10,620,055
Silver Wheaton Corp.	1,401,878	47,333,633
Teck Resources Ltd. Class B	2,307,223	84,755,131
Yamana Gold Inc.	2,958,377	50,045,817

		916,046,167
OIL & GAS—21.57%
ARC Resources Ltd.	1,138,456	28,641,952
Athabasca Oil Sands Corp.(b)	1,193,771	13,866,177
Baytex Energy Corp.	460,774	23,792,117
Bonavista Energy Corp.	566,598	14,895,662
Canadian Natural Resources Ltd.	4,353,463	164,033,605
Canadian Oil Sands Ltd.	1,922,514	40,558,569
Cenovus Energy Inc.	2,992,365	100,388,070
Crescent Point Energy Corp.	979,830	42,739,573
Encana Corp.	2,921,626	59,050,322
Enerplus Corp.	714,157	18,718,745
Husky Energy Inc.	1,316,204	32,880,828
Imperial Oil Ltd.	1,177,139	50,500,913
MEG Energy Corp.(b)	496,581	21,816,841
Nexen Inc.	2,091,239	34,944,825
Niko Resources Ltd.	184,784	9,408,672
Pacific Rubiales Energy Corp.	1,021,151	21,904,405
Pengrowth Energy Corp.	1,424,665	14,712,547
Penn West Petroleum Ltd.	1,859,810	34,242,088
PetroBakken Energy Ltd. Class A(a)	2,189	21,271
Precision Drilling Corp.(b)	930,094	10,785,157
Progress Energy Resources Corp.	736,493	10,452,514
Suncor Energy Inc.	6,245,332	188,695,942
Talisman Energy Inc.	4,091,442	56,175,589
Tourmaline Oil Corp.(b)	481,081	14,454,905
Vermilion Energy Inc.	361,467	16,943,710

		1,024,624,999
PHARMACEUTICALS—1.11%
Valeant Pharmaceuticals International Inc.(b)	1,131,442	52,524,281

		52,524,281
PIPELINES—5.07%
Enbridge Inc.	2,919,480	103,771,829
Pembina Pipeline Corp.	660,988	19,340,441
TransCanada Corp.	2,788,006	117,580,228

		240,692,498
REAL ESTATE—1.62%
Brookfield Asset Management Inc. Class A	2,219,523	62,192,486
Brookfield Office Properties Inc.	996,915	14,776,011

		76,968,497

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2011

REAL ESTATE INVESTMENT TRUSTS—0.41%
H&R Real Estate Investment Trust	304,212	6,971,369
RioCan Real Estate Investment Trust	508,300	12,753,118

		19,724,487
RETAIL—2.15%
Alimentation Couche-Tard Inc. Class B	489,401	14,103,220
Canadian Tire Corp. Ltd. Class A	309,604	19,670,930
Shoppers Drug Mart Corp.	862,952	36,028,830
Tim Hortons Inc.	636,244	32,351,920

		102,154,900
SOFTWARE—0.27%
Open Text Corp.(b)	227,522	13,012,446

		13,012,446
TELECOMMUNICATIONS—3.20%
BCE Inc.	1,018,082	40,052,402
Bell Aliant Inc.	297,497	8,020,057
Rogers Communications Inc. Class B	1,636,392	60,868,793
TELUS Corp.	228,155	12,397,899
TELUS Corp. NVS	593,530	30,571,100

		151,910,251
TRANSPORTATION—4.09%
Canadian National Railway Co.	1,787,986	138,695,309
Canadian Pacific Railway Ltd.	672,326	40,640,429
Viterra Inc.	1,474,059	15,106,658

		194,442,396

TOTAL COMMON STOCKS
(Cost: $5,248,465,086)		4,738,947,808

SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	20,144,377	20,144,377
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	1,679,509	1,679,509

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	707,228	707,228

		22,531,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,531,114)		22,531,114

TOTAL INVESTMENTS IN SECURITIES—100.25%
(Cost: $5,270,996,200)		4,761,478,922
Other Assets, Less Liabilities—(0.25)%		(11,763,725)

NET ASSETS—100.00%		$4,749,715,197

NVS - Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

AIRLINES—4.49%
LAN Airlines SA	970,705	$22,643,820

		22,643,820
APPAREL—0.48%
Forus SA	870,765	2,447,839

		2,447,839
BANKS—13.65%
Banco de Chile	157,513,391	21,253,383
Banco de Credito e Inversiones	278,478	14,910,148
Banco Santander (Chile) SA	320,108,993	20,618,137
CorpBanca SA	921,305,578	12,154,191

		68,935,859
BEVERAGES—4.09%
Compania Cervecerias Unidas SA	968,978	11,383,353
Vina Concha y Toro SA	4,721,219	9,251,006

		20,634,359
BUILDING MATERIALS—0.66%
SalfaCorp SA	1,237,752	3,313,799

		3,313,799
CHEMICALS—8.36%
Sociedad Quimica y Minera de Chile SA Series B	747,508	42,200,956

		42,200,956
COMPUTERS—1.40%
Sonda SA	2,829,934	7,093,364

		7,093,364
ELECTRIC—21.93%
AES Gener SA	21,756,242	11,522,852
Colbun SA	60,961,038	15,386,616
Empresa Electrica Del Norte Grande SA	4,622,956	11,919,504
Empresa Nacional de Electricidad SA	24,917,445	37,411,215
Enersis SA	99,234,033	34,460,941

		110,701,128
ENGINEERING & CONSTRUCTION—1.02%
Besalco SA	2,452,854	3,568,999
Socovesa SA	4,237,236	1,594,769

		5,163,768

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

November 30, 2011

FOOD—9.80%
AquaChile SA(a)	3,167,137	2,463,909
Cencosud SA	6,990,844	42,193,260
Compania Pesquera Camanchaca SA(a)	14,063,697	1,364,215
Empresas Iansa SA	25,554,423	1,883,923
Multiexport Foods SA	5,736,490	1,591,460

		49,496,767
FOREST PRODUCTS & PAPER—6.33%
Empresas CMPC SA	8,367,610	29,447,754
Masisa SA	25,165,475	2,489,939

		31,937,693
HEALTH CARE - SERVICES—0.62%
Cruz Blanca Salud SA(a)	3,158,569	3,137,428

		3,137,428
HOLDING COMPANIES - DIVERSIFIED—9.67%
Empresas Copec SA	3,481,247	45,480,100
Norte Grande SA	265,525,919	3,348,372

		48,828,472
IRON & STEEL—4.47%
CAP SA	623,653	22,552,899

		22,552,899
LODGING—0.32%
Enjoy SA(a)	7,602,477	1,592,914

		1,592,914
METAL FABRICATE & HARDWARE—0.39%
Madeco SA(a)	44,500,569	1,968,402

		1,968,402
REAL ESTATE—1.51%
Parque Arauco SA	3,972,647	6,905,601
PAZ Corp. SA	1,406,671	722,916

		7,628,517
RETAIL—5.12%
Empresas Hites SA	1,346,823	977,227
La Polar SA	2,198,221	1,620,146
S.A.C.I. Falabella SA	2,785,972	23,241,206

		25,838,579
TELECOMMUNICATIONS—3.67%
Empresa Nacional de Telecomunicaciones SA	913,403	18,517,919

		18,517,919
TRANSPORTATION—0.70%
Compania SudAmericana de Vapores SA	15,149,108	3,526,808

		3,526,808

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

November 30, 2011

WATER—1.14%
Inversiones Aguas Metropolitanas SA	3,864,332	5,774,194

		5,774,194

TOTAL COMMON STOCKS
(Cost: $401,573,436)		503,935,484

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	559,158	559,158

		559,158

TOTAL SHORT-TERM INVESTMENTS
(Cost: $559,158)		559,158

TOTAL INVESTMENTS IN SECURITIES—99.93%
(Cost: $402,132,594)		504,494,642
Other Assets, Less Liabilities—0.07%		377,390

NET ASSETS—100.00%		$504,872,032

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—96.97%

CZECH REPUBLIC—3.76%
CEZ AS	14,979	$592,705
Komercni Banka AS	1,406	233,626
Telefonica O2 Czech Republic AS	10,340	217,108

		1,043,439
HUNGARY—3.39%
Magyar Telekom Telecommunications PLC	43,050	98,658
MOL Hungarian Oil and Gas PLC(a)	3,885	322,379
OTP Bank Nyrt	22,088	326,432
Richter Gedeon Nyrt	1,281	193,063

		940,532
POLAND—16.01%
Asseco Poland SA	6,153	91,218
Bank Handlowy w Warszawie SA	2,982	63,945
Bank Millennium SA	38,305	41,759
Bank Pekao SA	10,957	480,094
BRE Bank SA(a)	1,344	108,681
Cyfrowy Polsat SA(a)	18,984	73,344
ENEA SA	10,311	58,365
Getin Holding SA(a)	29,756	59,709
Globe Trade Centre SA(a)(b)	15,120	44,242
Grupa Lotos SA(a)	6,069	45,441
Jastrzebska Spolka Weglowa SA(a)	3,549	96,778
Kernel Holding SA(a)	4,347	91,654
KGHM Polska Miedz SA	12,957	514,174
Polska Grupa Energetyczna SA	60,501	387,582
Polski Koncern Naftowy Orlen SA(a)	29,715	357,671
Polskie Gornictwo Naftowe i Gazownictwo SA	164,268	202,694
Powszechna Kasa Oszczednosci Bank Polski SA	58,004	580,570
Powszechny Zaklad Ubezpieczen SA	5,209	498,287
Synthos SA	55,629	70,808
Tauron Polska Energia SA	97,083	157,591
Telekomunikacja Polska SA	68,334	378,616
TVN SA	14,700	43,189

		4,446,412
RUSSIA—73.81%
Federal Grid Co. of Unified Energy System OJSC	29,248,000	330,434
Gazprom OAO	983,222	5,614,881
IDGC Holding JSC(a)	1,585,500	153,262
Inter RAO UES OJSC	116,500,000	128,955
LSR Group OJSC SP GDR(c)	16,842	72,101
LUKOIL OAO	47,069	2,643,525
Magnit OJSC SP GDR(c)	20,434	452,613
Mechel OAO SP ADR	13,356	145,447
MMC Norilsk Nickel OJSC	4,943	874,037
Mobile TeleSystems OJSC SP ADR	47,734	824,844
NovaTek OAO SP GDR	8,396	1,279,550
Novolipetsk Steel OJSC SP GDR	6,048	145,999
Rosneft Oil Co. OJSC	146,604	1,067,277
Rostelecom OJSC(a)	121,800	641,155
RusHydro OJSC	10,752,000	423,614

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

November 30, 2011

Sberbank of Russia	795,695	2,268,100
Severstal OAO	18,709	258,698
Sistema JSFC SP GDR(c)	10,878	217,342
Surgutneftegas OJSC	657,060	631,468
Tatneft OAO	130,949	705,772
TMK OAO SP GDR	5,502	64,593
Uralkali OJSC	128,245	1,029,282
VTB Bank OJSC	241,820,999	530,656

		20,503,605

TOTAL COMMON STOCKS
(Cost: $35,998,438)		26,933,988

PREFERRED STOCKS—2.87%

RUSSIA—2.87%
AK Transneft OAO	147	242,413
Sberbank of Russia	93,100	205,483
Surgutneftegas OJSC	642,600	349,562

		797,458

TOTAL PREFERRED STOCKS
(Cost: $814,686)		797,458

SHORT-TERM INVESTMENTS—0.20%

MONEY MARKET FUNDS—0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	28,430	28,430
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	2,370	2,370
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	25,235	25,235

		56,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,035)		56,035

TOTAL INVESTMENTS IN SECURITIES—100.04%
(Cost: $36,869,159)		27,787,481
Other Assets, Less Liabilities—(0.04)%		(9,732)

NET ASSETS—100.00%		$27,777,749

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—91.00%

BRAZIL—6.96%
ALL - America Latina Logistica SA	4,387,600	$20,912,462
Amil Participacoes SA	1,320,900	12,313,009
Anhanguera Educacional Participacoes SA	1,135,800	11,028,714
Banco do Brasil SA	6,035,774	81,046,320
Banco Santander (Brasil) SA	1,800,300	13,894,950
Banco Santander (Brasil) SA SP ADR	5,410,009	41,765,269
BM&F Bovespa SA	19,315,900	105,890,466
BR Malls Participacoes SA	4,019,400	40,835,186
BRF - Brasil Foods SA	4,519,900	88,529,599
BRF - Brasil Foods SA SP ADR	1,839,977	37,075,537
Brookfield Incorporacoes SA	1,801,299	5,936,866
CCR SA	8,832,100	56,601,889
Centrais Eletricas Brasileiras SA	1,442,900	13,266,113
Centrais Eletricas Brasileiras SA SP ADR	1,125,206	10,453,164
CETIP Balcao Organizado de Ativos e Derivativos SA	1,917,238	27,978,005
Cielo SA	2,479,860	66,253,438
Companhia de Saneamento Basico do Estado de Sao Paulo	16,900	468,765
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	653,500	36,086,270
Companhia Hering SA	1,316,100	27,968,722
Companhia Siderurgica Nacional SA	43,600	356,832
Companhia Siderurgica Nacional SA SP ADR	7,050,469	58,518,893
Cosan SA Industria e Comercio	1,207,100	18,016,918
CPFL Energia SA	297,200	3,776,324
CPFL Energia SA SP ADR	844,912	22,246,533
Cyrela Brazil Realty SA	3,154,900	26,310,527
Diagnosticos da America SA	2,317,300	16,843,740
Duratex SA	3,082,880	15,720,165
EcoRodovias Infraestrutura e Logistica SA	1,844,100	13,619,071
EDP Energias do Brasil SA	884,000	18,933,222
Embraer SA SP ADR	1,332,623	34,008,539
Empresa Brasileira de Aeronautica SA	118,700	744,900
Fibria Celulose SA SP ADR(a)	2,230,199	17,350,948
Gol Linhas Aereas Inteligentes SA SP ADR(a)	988,451	7,492,459
HRT Participacoes em Petroleo SA(b)	45,600	16,825,635
Hypermarcas SA	2,782,600	12,583,265
JBS SA(b)	5,574,765	18,404,690
Light SA	706,900	10,751,077
Localiza Rent A Car SA	1,111,000	16,890,775
Lojas Renner SA	1,208,700	36,349,863
MMX Mineracao e Metalicos SA(b)	2,769,300	9,880,205
MRV Engenharia e Participacoes SA	2,818,200	18,217,245
Multiplan Empreendimentos Imobiliarios SA	609,500	12,242,419
Natura Cosmeticos SA	1,729,200	34,828,664
Odontoprev SA	1,056,100	14,708,342
OGX Petroleo e Gas Participacoes SA(b)	13,052,100	101,099,912
PDG Realty SA Empreendimentos e Participacoes	10,994,800	40,996,008
Petroleo Brasileiro SA	29,594,374	396,069,525
Porto Seguro SA	858,900	8,930,940
Redecard SA	3,285,600	55,603,163
Rossi Residencial SA	1,497,000	8,281,365
Souza Cruz SA	3,707,600	47,192,312
SulAmerica SA	1,109,100	8,123,246
TAM SA SP ADR(a)	686,548	13,222,914
Tele Norte Leste Participacoes SA	563,600	6,179,351
Telefonica Brasil SA SP ADR	836,664	22,564,828
Tim Participacoes SA	7,030,146	32,961,428

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Tim Participacoes SA SP ADR	291,084	6,930,710
Totvs SA	1,096,100	19,826,805
Tractebel Energia SA	1,360,700	21,306,120
Ultrapar Participacoes SA	3,155,000	55,703,759
Usinas Siderurgicas de Minas Gerais SA	1,756,300	17,346,173
Vale SA SP ADR	11,161,944	259,515,198

		2,275,779,752

CHILE—1.61%
AES Gener SA	6,362,142	3,368,955
Banco de Chile	172,208,875	23,231,747
Banco de Credito e Inversiones	164,588	8,810,590
Banco Santander (Chile) SA SP ADR(a)	1,243,258	82,937,741
CAP SA	299,101	10,814,165
Cencosud SA	6,329,014	38,191,373
Colbun SA	17,099,311	4,315,043
Compania Cervecerias Unidas SA	193,136	2,268,482
CorpBanca SA	830,893,950	10,959,323
Empresa Electrica Del Norte Grande SA	5,536,633	14,272,496
Empresa Nacional de Electricidad SA	16,112,747	24,187,091
Empresa Nacional de Electricidad SA SP ADR	228,792	10,348,262
Empresa Nacional de Telecomunicaciones SA	451,450	9,150,718
Empresas CMPC SA	4,311,761	15,171,243
Empresas Copec SA	1,457,053	19,031,704
Enersis SA SP ADR	5,031,103	89,402,700
LAN Airlines SA SP ADR(a)	2,627,779	61,673,973
S.A.C.I. Falabella SA	1,507,164	12,570,663
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,472,555	84,436,304
Vina Concha y Toro SA	714,939	1,400,617

		526,543,190

CHINA—17.04%
Agile Property Holdings Ltd.(a)	22,940,000	17,436,229
Agricultural Bank of China Ltd. Class H	177,533,000	71,236,957
Air China Ltd. Class H	22,722,000	16,627,636
Alibaba.com Ltd.(a)	12,854,500	12,878,471
Aluminum Corp. of China Ltd. Class H(a)	32,894,000	14,975,855
Angang New Steel Co. Ltd. Class H(a)	18,785,320	11,451,664
Anhui Conch Cement Co. Ltd. Class H(a)	12,907,500	39,674,523
Anta Sports Products Ltd.(a)	8,615,402	9,141,157
AviChina Industry & Technology Co. Ltd. Class H	17,964,000	8,178,581
Bank of China Ltd. Class H	659,319,000	204,354,548
Bank of Communications Co. Ltd. Class H	74,373,600	46,486,489
BBMG Corp. Class H(a)	10,069,500	7,187,412
Beijing Capital International Airport Co. Ltd. Class H	26,254,000	12,155,411
Beijing Enterprises Holdings Ltd.(a)	5,919,000	31,819,716
Belle International Holdings Ltd.(a)	38,035,000	69,950,550
Bosideng International Holdings Ltd.	19,824,000	5,609,003
Brilliance China Automotive Holdings Ltd.(a)(b)	20,946,000	22,762,999
BYD Co. Ltd. Class H(a)(b)	3,369,500	7,843,605
China Agri-Industries Holdings Ltd.(a)	22,308,000	16,382,056
China BlueChemical Ltd. Class H	6,356,000	4,961,857
China CITIC Bank Corp. Ltd. Class H	62,855,800	32,335,310
China Coal Energy Co. Class H	38,289,000	43,087,744
China Communications Construction Co. Ltd. Class H	44,406,000	32,667,008
China Communications Services Corp. Ltd. Class H	2,520,000	1,173,224
China Construction Bank Corp. Class H	554,736,760	375,270,447
China COSCO Holdings Co. Ltd. Class H(a)	24,713,500	10,456,873
China Dongxiang (Group) Co. Ltd.(a)	28,865,000	4,974,484
China Everbright Ltd.(a)	20,226,000	28,873,847
China Gas Holdings Ltd.	32,486,000	11,238,807

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

China International Marine Containers (Group) Co. Ltd. Class B	119,800	129,422
China Life Insurance Co. Ltd. Class H	74,945,000	185,639,599
China Longyuan Power Group Corp. Ltd. Class H	13,429,000	9,844,422
China Mengniu Dairy Co. Ltd.	13,400,000	47,220,114
China Merchants Bank Co. Ltd. Class H	38,432,042	68,604,816
China Merchants Holdings (International) Co. Ltd.(a)	11,268,000	31,881,680
China Minsheng Banking Corp. Ltd. Class H(a)	22,807,700	18,098,323
China Mobile Ltd.	59,690,500	570,381,860
China Molybdenum Co. Ltd. Class H(a)	12,349,000	5,796,907
China National Building Material Co. Ltd. Class H(a)	32,884,000	37,089,921
China Oilfield Services Ltd. Class H	11,392,000	16,760,913
China Overseas Land & Investment Ltd.(a)	45,894,960	76,142,368
China Pacific Insurance (Group) Co. Ltd. Class H	11,176,800	30,904,919
China Petroleum & Chemical Corp. Class H	164,256,000	166,674,791
China Railway Construction Corp. Ltd. Class H	18,258,500	9,862,478
China Railway Group Ltd. Class H	34,865,000	10,582,136
China Resources Cement Holdings Ltd.(a)	22,324,000	15,790,882
China Resources Enterprise Ltd.(a)	16,196,000	54,573,365
China Resources Gas Group Ltd.	5,920,000	8,725,252
China Resources Land Ltd.(a)	28,402,000	41,641,412
China Resources Power Holdings Co. Ltd.(a)	19,978,999	39,467,227
China Rongsheng Heavy Industries Group Holdings Ltd(a)	16,627,500	4,683,200
China Shanshui Cement Group Ltd.	18,390,000	12,677,050
China Shenhua Energy Co. Ltd. Class H	33,104,000	139,006,572
China Shipping Container Lines Co. Ltd. Class H(a)(b)	55,401,000	10,188,853
China Shipping Development Co. Ltd. Class H	20,344,000	11,355,277
China Southern Airlines Co. Ltd. Class H(a)(b)	11,594,000	5,934,553
China State Construction International Holdings Ltd.(a)	14,196,000	9,493,820
China Taiping Insurance Holdings Co. Ltd.(a)(b)	5,486,800	10,302,525
China Telecom Corp. Ltd. Class H	126,030,000	74,559,578
China Unicom (Hong Kong) Ltd.	57,398,000	118,701,028
China Vanke Co. Ltd. Class B	739,119	703,425
China Yurun Food Group Ltd.(a)	14,170,000	19,098,656
China ZhengTong Auto Services Holdings Ltd.(a)(b)	8,715,000	8,507,086
China Zhongwang Holdings Ltd.(a)	1,063,600	365,226
Chongqing Rural Commercial Bank Co. Ltd. Class H(a)(b)	22,488,000	9,833,348
CITIC Pacific Ltd.(a)	16,465,000	29,688,033
CNOOC Ltd.	180,751,000	325,912,034
COSCO Pacific Ltd.	12,438,000	13,996,849
Country Garden Holdings Co. Ltd.(a)	28,749,000	9,835,038
CSG Holding Co. Ltd. Class B	2,512,000	1,893,167
CSR Corp Ltd. Class H(a)	14,165,000	8,525,780
Dah Chong Hong Holdings Ltd.(a)	8,111,000	10,681,839
Daphne International Holdings Ltd.(a)	8,922,000	10,522,119
Datang International Power Generation Co. Ltd. Class H(a)	26,250,000	8,676,291
Dongfang Electric Corp. Ltd. Class H(a)	6,786,000	21,600,347
Dongfeng Motor Group Co. Ltd. Class H	25,472,000	36,297,313
Dongyue Group Ltd.	5,581,000	4,722,909
ENN Energy Holdings Ltd.(a)	8,024,000	28,172,491
Evergrande Real Estate Group Ltd.(a)	61,940,388	23,977,952
Far East Horizon Ltd.(b)	11,260,000	9,195,679
Fosun International Ltd.(a)	12,008,000	6,409,003
Franshion Properties (China) Ltd.(a)	22,522,000	4,286,870
GCL - Poly Energy Holdings Ltd.(a)	81,119,000	23,264,789
Geely Automobile Holdings Ltd.(a)	30,675,000	7,101,151
Golden Eagle Retail Group Ltd.(a)	6,064,000	13,585,606
GOME Electrical Appliances Holdings Ltd.(a)	91,975,200	22,119,944
Great Wall Motor Co. Ltd. Class H(a)	9,694,500	13,116,345
Guangdong Investment Ltd.(a)	28,380,110	17,519,713
Guangzhou Automobile Group Co. Ltd. Class H(a)	25,788,742	23,084,000
Guangzhou R&F Properties Co. Ltd. Class H(a)	16,183,600	12,696,284
Haier Electronics Group Co. Ltd.(b)	8,100,000	7,229,632
Hengan International Group Co. Ltd.(a)	7,006,500	64,203,347

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Hengdeli Holdings Ltd.	19,091,329	7,046,764
Huabao International Holdings Ltd.(a)	14,082,000	7,950,612
Huaneng Power International Inc. Class H	38,982,000	19,803,087
Industrial and Commercial Bank of China Ltd. Class H	607,699,085	336,850,756
Inner Mongolia Yitai Coal Co. Ltd. Class B	3,207,232	16,818,725
Intime Department Store Group Co. Ltd.(a)	9,474,000	10,795,401
Jiangsu Expressway Co. Ltd. Class H	9,816,000	8,521,381
Jiangxi Copper Co. Ltd. Class H	16,127,000	35,549,711
Kingboard Chemical Holdings Co. Ltd.	4,243,000	11,050,190
Kunlun Energy Co. Ltd.	26,270,000	34,123,465
Lee & Man Paper Manufacturing Ltd.(a)	9,332,000	3,252,488
Lenovo Group Ltd.(a)	61,428,000	42,345,068
Longfor Properties Co. Ltd.(a)	17,534,000	19,979,582
Lonking Holdings Ltd.(a)	16,967,000	5,520,739
Metallurgical Corp. of China Ltd. Class H(a)	3,451,000	719,005
Minmetals Resources Ltd.(b)	15,736,000	6,577,326
Nine Dragons Paper (Holdings) Ltd.(a)	17,901,000	11,649,291
Parkson Retail Group Ltd.(a)	8,518,500	10,287,276
PetroChina Co. Ltd. Class H	208,012,000	255,751,363
PICC Property and Casualty Co. Ltd. Class H	26,790,000	34,419,922
Ping An Insurance (Group) Co. of China Ltd. Class H	17,785,500	116,999,334
Poly (Hong Kong) Investments Ltd.(a)	25,857,458	10,142,788
Renhe Commercial Holdings Co. Ltd.(a)	132,734,000	18,095,047
Sany Heavy Equipment International Holdings Co. Ltd.(a)	9,378,000	8,575,343
Semiconductor Manufacturing International Corp.(a)(b)	119,392,000	5,834,861
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	10,608,000	8,908,783
Shanghai Electric Group Co. Ltd. Class H	5,784,000	2,506,859
Shanghai Industrial Holdings Ltd.	6,586,000	17,067,443
Shanghai Pharmaceuticals Holding Co. Ltd.(b)	4,930,300	9,092,727
Shimao Property Holdings Ltd.(a)	22,926,500	17,986,194
Shougang Fushan Resources Group Ltd.	13,042,000	5,015,186
Shui On Land Ltd.(a)	51,846,450	14,669,435
Sihuan Pharmaceutical Holdings Group Ltd.(a)	15,535,000	5,654,177
Sino-Ocean Land Holdings Ltd.(a)	51,903,500	20,025,786
Sinofert Holdings Ltd.(a)	38,526,000	11,544,670
Sinopec Shanghai Petrochemical Co. Ltd. Class H	31,186,000	10,829,169
Sinopharm Group Co. Ltd. Class H(a)	9,157,200	21,669,665
Skyworth Digital Holdings Ltd.(a)	9,378,000	3,630,349
SOHO China Ltd.(a)	28,185,000	18,486,721
Sun Art Retail Group Ltd.(a)(b)	18,895,500	26,002,424
Tencent Holdings Ltd.(a)	10,399,700	194,204,416
Tingyi (Cayman Islands) Holding Corp.(a)	18,782,000	58,818,301
Tsingtao Brewery Co. Ltd. Class H(a)	3,992,000	21,357,752
Want Want China Holdings Ltd.(a)	64,799,000	65,669,876
Weichai Power Co. Ltd. Class H(a)	3,005,000	13,468,491
Wumart Stores Inc. Class H	1,880,750	3,860,430
Yanzhou Coal Mining Co. Ltd. Class H	21,700,800	48,506,193
Yingde Gases Group Co. Ltd.(a)	8,947,000	9,124,778
Yuexiu Property Co. Ltd.	50,262,000	7,110,565
Zhaojin Mining Industry Co. Ltd. Class H	9,694,000	16,407,053
Zhejiang Expressway Co. Ltd. Class H	29,466,000	17,735,307
Zhongsheng Group Holdings Ltd.	5,670,500	9,845,251
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,704,000	10,514,503
Zijin Mining Group Co. Ltd. Class H	66,872,000	27,951,129
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(a)	8,792,240	8,831,251
ZTE Corp. Class H	6,097,200	17,800,327

		5,573,684,728
COLOMBIA—0.80%
Almacenes Exito SA	886,139	10,695,369
Bancolombia SA	107,981	1,528,072
Bancolombia SA SP ADR(a)	2,182,815	126,079,394

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Cementos Argos SA	1,489,667	8,142,052
Corporacian Financiera Colombiana SA	894,888	15,508,608
Corporacian Financiera Colombiana SA New(b)	18,136	295,145
Ecopetrol SA	35,211,913	74,022,018
Grupo de Inversiones Suramericana SA	768,944	12,032,800
Interconexion Electrica SA ESP	975,979	5,264,337
Inversiones Argos SA	828,521	6,932,839

		260,500,634
CZECH REPUBLIC—0.39%
CEZ AS	2,224,030	88,002,828
Komercni Banka AS	200,963	33,392,716
Telefonica O2 Czech Republic AS	272,589	5,723,532

		127,119,076
EGYPT—0.30%
Orascom Construction Industries Co. SP GDR(a)	1,945,347	70,032,492
Orascom Telecom Holding SAE SP GDR(a)(b)	11,174,554	29,053,840

		99,086,332
HUNGARY—0.40%
Magyar Telekom Telecommunications PLC	3,545,800	8,125,964
MOL Hungarian Oil and Gas PLC(a)(b)	593,064	49,212,741
OTP Bank Nyrt	2,302,388	34,026,263
Richter Gedeon Nyrt	267,959	40,384,751

		131,749,719
INDIA—6.47%
ACC Ltd.	449,947	9,862,549
Adani Enterprises Ltd.	1,190,942	6,875,777
Aditya Birla Nuvo Ltd.	47,515	816,370
Ambuja Cements Ltd.	4,771,168	13,571,850
Asian Paints Ltd.	134,313	7,407,990
Axis Bank Ltd.	1,136,005	20,621,303
Axis Bank Ltd. SP GDR	1,420,457	26,846,637
Bajaj Auto Ltd.	513,045	16,402,109
Bank of India	547,850	3,434,229
Bharat Heavy Electricals Ltd.	4,402,412	23,839,898
Bharat Petroleum Corp. Ltd.	388,012	3,998,296
Bharti Airtel Ltd.	5,641,386	41,722,807
Canara Bank Ltd.	448,128	3,700,565
Cipla Ltd.	1,807,173	11,356,060
Coal India Ltd.	5,130,003	32,147,888
Dabur India Ltd.	910,193	1,661,553
DLF Ltd.	3,579,855	14,266,619
Dr. Reddy’s Laboratories Ltd. SP ADR	2,049,674	61,572,207
GAIL (India) Ltd.	2,460,458	18,458,737
GMR Infrastructure Ltd.(b)	1,537,989	606,888
HCL Technologies Ltd.	1,199,771	8,820,460
HDFC Bank Ltd.	1,825,977	15,477,345
HDFC Bank Ltd. SP ADR	5,128,004	141,840,591
Hero Motocorp Ltd.	579,404	22,193,931
Hindalco Industries Ltd.	7,961,963	18,751,525
Hindustan Unilever Ltd.	6,511,274	49,534,575
Housing Development Finance Corp. Ltd.	10,699,349	131,515,607
ICICI Bank Ltd.	1,041,222	14,209,723
ICICI Bank Ltd. SP ADR	2,800,233	81,514,783
Idea Cellular Ltd.(b)	6,544,190	12,278,583
IndusInd Bank Ltd.	897,006	4,277,553

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Infosys Ltd.	1,424,721	71,143,261
Infosys Ltd. SP ADR	3,005,420	155,139,780
Infrastructure Development Finance Co. Ltd.	5,923,049	12,332,831
ITC Ltd.	19,983,956	76,827,506
Jaiprakash Associates Ltd.	6,451,501	7,674,326
Jindal Steel & Power Ltd.	2,690,052	25,936,935
JSW Steel Ltd.	526,152	5,978,107
Kotak Mahindra Bank Ltd.	1,593,177	14,242,615
Larsen & Toubro Ltd.	109,679	2,672,697
Larsen & Toubro Ltd. SP GDR	2,369,071	59,605,826
LIC Housing Finance Ltd.	2,982,526	12,763,074
Lupin Ltd.	919,584	8,355,611
Mahanagar Telephone Nigam Ltd. SP ADR(b)	1,429,936	1,530,031
Mahindra & Mahindra Ltd.	2,443,212	33,939,610
Maruti Suzuki India Ltd.	274,751	5,116,352
Mundra Port and Special Economic Zone Ltd.	1,561,610	3,761,564
NTPC Ltd.	3,037,926	9,447,510
Oil & Natural Gas Corp. Ltd.	6,605,067	33,749,672
Piramal Healthcare Ltd.	73,170	511,160
Power Finance Corp. Ltd.	2,614,417	8,105,419
Power Grid Corp. of India Ltd.	6,171,887	11,716,004
Ranbaxy Laboratories Ltd.	665,251	5,538,767
Reliance Capital Ltd.	749,549	4,044,592
Reliance Communications Ltd.	2,566,940	3,648,443
Reliance Industries Ltd.	160,760	2,396,542
Reliance Industries Ltd. SP GDR(c)	6,950,768	208,523,040
Reliance Infrastructure Ltd.	609,459	4,720,520
Reliance Power Ltd.(b)	2,507,767	4,104,754
Rural Electrification Corp. Ltd.	816,618	2,868,057
Satyam Computer Services Ltd.(b)	4,139,830	5,209,977
Sesa Goa Ltd.	1,904,685	6,694,947
Shriram Transport Finance Co. Ltd.	605,514	5,798,807
Siemens Ltd.	226,308	2,986,589
State Bank of India	655,389	22,126,048
State Bank of India SP GDR	251,112	18,582,288
Sterlite Industries (India) Ltd. SP ADR	7,345,245	59,202,675
Sun Pharmaceuticals Industries Ltd.	1,997,313	20,105,124
Suzlon Energy Ltd.(b)	3,241,280	1,440,431
Tata Communications Ltd. SP ADR	5,728,176	42,331,221
Tata Consultancy Services Ltd.	4,554,703	97,327,822
Tata Motors Ltd.	655,215	2,168,780
Tata Motors Ltd. SP ADR	4,357,948	74,956,706
Tata Power Co. Ltd.	5,526,170	9,712,213
Tata Steel Ltd.	2,277,710	16,806,319
Titan Industries Ltd.	2,110,201	7,180,868
Ultratech Cement Ltd.	308,079	6,778,859
Unitech Ltd.(b)	8,865,589	3,905,920
United Phosphorus Ltd.	410,150	1,079,880
United Spirits Ltd.	349,408	4,682,757
Wipro Ltd. SP ADR	9,094,742	87,309,523
Zee Entertainment Enterprises Ltd.	1,679,100	4,010,799

		2,116,378,167
INDONESIA—2.85%
PT Adaro Energy Tbk	105,857,500	22,194,053
PT Aneka Tambang Tbk	129,192,599	23,257,504
PT Astra Agro Lestari Tbk	3,986,000	9,800,922
PT Astra International Tbk	21,003,500	163,463,024
PT Bank Central Asia Tbk	134,309,500	116,470,368
PT Bank Danamon Indonesia Tbk	36,146,716	17,458,348
PT Bank Mandiri Tbk	93,160,400	65,447,482
PT Bank Negara Indonesia (Persero) Tbk	70,707,276	29,493,705

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

PT Bank Rakyat Indonesia Tbk	115,617,622	82,493,364
PT Bumi Resources Tbk	171,916,000	37,742,261
PT Charoen Pokphand Indonesia Tbk	80,728,945	20,381,622
PT Gudang Garam Tbk	6,073,000	43,330,955
PT Indo Tambangraya Megah Tbk	3,587,000	15,021,301
PT Indocement Tunggal Prakarsa Tbk	7,531,000	12,400,110
PT Indofood Sukses Makmur Tbk	46,220,000	23,845,664
PT Indosat Tbk	2,223,560	1,305,823
PT International Nickel Indonesia Tbk	15,012,000	5,025,971
PT Kalbe Farma Tbk	29,987,903	11,603,442
PT Perusahaan Gas Negara Tbk	130,964,500	44,205,910
PT Semen Gresik (Persero) Tbk	23,221,000	23,577,854
PT Tambang Batubara Bukit Asam Tbk	4,615,500	8,612,898
PT Telekomunikasi Indonesia Tbk	93,827,000	75,700,159
PT Unilever Indonesia Tbk	3,939,500	7,870,351
PT United Tractors Tbk	24,549,153	62,922,362
PT XL Axiata Tbk	16,891,000	8,621,641

		932,247,094
MALAYSIA—3.53%
AirAsia Bhd	16,039,900	18,621,120
Alliance Financial Group Bhd	7,207,700	8,050,129
AMMB Holdings Bhd	25,252,375	47,191,791
Axiata Group Bhd	24,748,200	39,709,240
Berjaya Corp. Bhd	10,756,600	3,384,175
Berjaya Sports Toto Bhd	14,118,300	18,477,939
British American Tobacco (Malaysia) Bhd	1,474,700	21,574,186
Bumi Armada Bhd(b)	8,701,000	11,059,317
Bursa Malaysia Bhd	6,294,600	13,011,019
CIMB Group Holdings Bhd	37,595,200	84,451,700
DiGi.Com Bhd	21,599,200	23,919,831
Gamuda Bhd	31,004,500	29,848,599
Genting Bhd	23,342,800	80,489,881
Genting Malaysia Bhd	45,404,800	55,854,261
Genting Plantations Bhd	3,941,400	10,081,354
Hong Leong Bank Bhd	1,664,600	5,477,966
Hong Leong Financial Group Bhd	638,000	2,288,249
IJM Corp. Bhd	18,691,520	34,754,407
IOI Corp. Bhd	37,242,920	58,702,857
Kuala Lumpur Kepong Bhd	5,678,500	38,410,492
Lafarge Malayan Cement Bhd	3,382,200	7,384,763
Malayan Banking Bhd	28,044,100	73,231,408
Malaysia Airports Holdings Bhd	4,364,800	8,500,271
Malaysia Marine and Heavy Engineering Holdings Bhd	4,761,400	8,388,812
Maxis Communications Bhd	16,819,000	29,103,193
MISC Bhd	7,087,500	13,111,373
MMC Corp. Bhd	12,322,300	9,808,217
Parkson Holdings Bhd(b)	7,206,910	12,742,751
Petronas Chemicals Group Bhd	17,672,900	33,305,229
Petronas Dagangan Bhd	1,115,300	5,789,665
Petronas Gas Bhd	3,416,700	14,189,221
PLUS Expressways Bhd	25,679,820	35,952,556
PPB Group Bhd	4,960,600	25,064,413
Public Bank Bhd Foreign	5,173,800	20,346,862
RHB Capital Bhd	3,043,500	6,999,523
Sime Darby Bhd	28,388,473	80,382,651
SP Setia Bhd	18,465,800	22,308,848
Telekom Malaysia Bhd	12,627,300	17,162,163
Tenaga Nasional Bhd	35,521,050	63,141,083
UEM Land Holdings Bhd(b)	9,982,700	6,909,530
UMW Holdings Bhd	7,846,700	16,490,784
YTL Corp. Bhd	39,138,740	17,854,703
YTL Power International Bhd	34,197,960	19,796,837

		1,153,323,369

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

MEXICO—4.73%
Alfa SAB de CV Series A(a)	5,393,800	63,589,034
America Movil SAB de CV Series L	401,085,600	478,200,622
Arca Continental SAB de CV	5,436,836	24,722,724
Cemex SAB de CV CPO(a)(b)	95,992,179	44,845,581
Coca-Cola FEMSA SAB de CV Class L	208,700	1,907,409
Compartamos SAB de CV	10,004,700	13,461,684
El Puerto de Liverpool SA de CV	1,955,400	14,093,323
Fomento Economico Mexicano SAB de CV BD Units	24,580,600	168,014,889
Grupo Aeroportuario del Pacifico SAB de CV Series B	130,500	454,752
Grupo Bimbo SAB de CV Series A(a)	2,980,400	6,173,479
Grupo Carso SAB de CV Series A1	1,429,641	3,319,479
Grupo Elektra SA de CV(a)	403,070	39,892,964
Grupo Financiero Banorte SAB de CV Series O(a)	15,204,956	52,592,377
Grupo Financiero Inbursa SAB de CV Series O	9,189,000	16,609,645
Grupo Mexico SAB de CV Series B	38,928,588	105,706,257
Grupo Modelo SAB de CV Series C	11,185,198	71,442,580
Grupo Televisa SAB CPO	27,540,900	114,845,074
Industrias Penoles SAB de CV	1,370,898	62,725,241
Kimberly-Clark de Mexico SAB de CV Series A	9,665,800	51,424,438
Mexichem SAB de CV	1,333,500	4,646,831
Minera Frisco SAB de CV Series A1(b)	2,108,841	7,707,616
Urbi Desarrollos Urbanos SAB de CV(b)	4,930,800	5,755,289
Wal-Mart de Mexico SAB de CV Series V	71,328,700	193,947,964

		1,546,079,252
PERU—0.66%
Compania de Minas Buenaventura SA SP ADR	2,282,138	89,345,703
Credicorp Ltd.	592,503	64,357,676
Southern Copper Corp.	2,008,304	62,518,503

		216,221,882
PHILIPPINES—0.73%
Aboitiz Equity Ventures Inc.	19,180,900	17,149,360
Aboitiz Power Corp.	3,674,264	2,442,771
Alliance Global Group Inc.	5,220,080	1,213,471
Ayala Corp.	3,107,346	20,758,382
Ayala Land Inc.	49,401,600	17,667,698
Bank of the Philippine Islands	14,087,254	16,922,790
BDO Unibank Inc.	340	429
Energy Development Corp.	7,000	961
Globe Telecom Inc.	621,090	13,427,049
International Container Terminal Services Inc.	4,292,590	5,314,073
Jollibee Foods Corp.	14,949,959	30,160,394
Manila Electric Co.	4,139,625	22,301,969
Metropolitan Bank & Trust Co.	247,245	374,665
Philippine Long Distance Telephone Co.	467,235	25,707,565
San Miguel Corp.	1,723,151	4,851,053
SM Investments Corp.	2,424,811	28,795,326
SM Prime Holdings Inc.	80,790,320	23,448,085
Universal Robina Corp.	5,803,820	6,652,705

		237,188,746
POLAND—1.39%
Asseco Poland SA	561,978	8,331,335
Bank Handlowy w Warszawie SA	316,978	6,797,234

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Bank Millennium SA	4,109,692	4,480,234
Bank Pekao SA	1,203,477	52,731,753
BRE Bank SA(a)(b)	141,057	11,406,397
Cyfrowy Polsat SA(b)	2,291,138	8,851,789
ENEA SA	1,119,562	6,337,238
Getin Holding SA(a)(b)	3,291,159	6,604,102
Globe Trade Centre SA(a)(b)	1,080,668	3,162,110
Grupa Lotos SA(b)	623,836	4,670,900
Jastrzebska Spolka Weglowa SA(b)	429,696	11,717,402
Kernel Holding SA(b)	418,141	8,816,282
KGHM Polska Miedz SA	1,362,296	54,060,175
Polska Grupa Energetyczna SA	4,060,071	26,009,649
Polski Koncern Naftowy Orlen SA(b)	3,247,005	39,083,284
Polskie Gornictwo Naftowe i Gazownictwo SA	17,504,270	21,598,884
Powszechna Kasa Oszczednosci Bank Polski SA	6,539,020	65,449,931
Powszechny Zaklad Ubezpieczen SA	470,121	44,971,218
Synthos SA	5,906,546	7,518,178
Tauron Polska Energia SA	10,783,615	17,504,663
Telekomunikacja Polska SA	7,313,449	40,521,363
TVN SA	1,329,889	3,907,280

		454,531,401
RUSSIA—6.78%
Federal Grid Co. of Unified Energy System OJSC	2,098,008,500	23,702,606
Gazprom OAO	104,764,107	598,275,864
IDGC Holding JSC(b)	170,199,700	16,452,366
Inter RAO UES OJSC	8,084,541,700	8,948,869
LSR Group OJSC SP GDR(d)	1,788,498	7,656,560
LUKOIL OAO	4,738,999	266,155,285
Magnit OJSC SP GDR(d)	2,244,380	49,713,017
Mechel OAO SP ADR	1,591,363	17,329,943
MMC Norilsk Nickel OJSC	646,540	114,323,255
Mobile TeleSystems OJSC SP ADR	5,007,034	86,521,548
NovaTek OAO SP GDR	903,564	137,703,154
Novolipetsk Steel OJSC SP GDR	1,098,010	26,505,961
Polymetal OJSC(b)	975,574	16,370,578
Rosneft Oil Co. OJSC	15,598,397	113,556,277
Rostelecom OJSC(b)	12,433,400	65,449,387
RusHydro OJSC	1,144,054,100	45,074,114
RusHydro OJSC SP ADR	1,275,974	5,130,691
Sberbank of Russia	89,491,881	255,093,366
Severstal OAO	2,506,033	34,652,010
Sistema JSFC SP GDR(d)	994,899	19,878,082
Surgutneftegas OJSC	74,787,210	71,874,302
Tatneft OAO	15,388,220	82,937,457
TMK OAO SP GDR	638,776	7,499,230
Uralkali OJSC	11,538,675	92,608,289
VTB Bank OJSC	25,024,012,000	54,913,132

		2,218,325,343
SOUTH AFRICA—7.95%
Absa Group Ltd.	1,881,115	33,331,070
African Bank Investments Ltd.	13,070,664	56,228,669
African Rainbow Minerals Ltd.	497,416	11,054,781
Anglo American Platinum Ltd.(a)	560,873	38,159,101
AngloGold Ashanti Ltd.	3,671,722	174,275,035
ArcelorMittal South Africa Ltd.	3,649,032	27,714,395
Aspen Pharmacare Holdings Ltd.(b)	893,806	10,757,126
Aveng Ltd.	2,478,825	10,838,116
Barloworld Ltd.	2,057,447	18,392,859
Bidvest Group Ltd.	3,187,896	61,972,816

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Discovery Holdings Ltd.	205,249	1,081,145
Exxaro Resources Ltd.	1,956,382	43,431,137
FirstRand Ltd.	37,859,764	93,729,065
Foschini Group Ltd. (The)	3,647,424	47,784,126
Gold Fields Ltd.	7,088,224	119,476,889
Growthpoint Properties Ltd.	2,536,285	5,759,195
Harmony Gold Mining Co. Ltd.	3,835,514	54,164,869
Impala Platinum Holdings Ltd.	4,800,244	101,715,681
Imperial Holdings Ltd.	2,617,657	38,252,780
Investec Ltd.	5,073,619	29,744,767
Kumba Iron Ore Ltd.(a)	646,131	40,529,038
Liberty Holdings Ltd.	1,180,169	11,523,725
Life Healthcare Group Holdings Ltd.	7,236,525	19,076,994
Massmart Holdings Ltd.	438,831	8,940,530
MMI Holdings Ltd.	6,966,540	14,399,738
MTN Group Ltd.	16,220,348	291,170,143
Naspers Ltd. Class N	3,935,626	177,057,612
Nedbank Group Ltd.	3,627,839	64,227,141
Netcare Ltd.	20,816,297	33,542,544
Northam Platinum Ltd.	604,418	2,458,346
Pick’n Pay Stores Ltd.	5,539,335	29,800,750
Pretoria Portland Cement Co. Ltd.	5,676,644	18,967,123
Redefine Properties Ltd.	1,763,805	1,666,073
Remgro Ltd.	2,187,706	32,955,719
Reunert Ltd.	2,222,859	17,214,720
RMB Holdings Ltd.	1,813,141	5,865,633
RMI Holdings	1,727,101	2,844,825
Sanlam Ltd.	22,619,744	83,733,900
Sappi Ltd.(b)	2,374,912	7,199,147
Sasol Ltd.	5,894,933	283,240,658
Shoprite Holdings Ltd.	5,563,982	93,764,132
SPAR Group Ltd. (The)	1,756,821	24,404,058
Standard Bank Group Ltd.	11,891,246	144,772,571
Steinhoff International Holdings Ltd.(a)(b)	4,341,489	12,661,950
Telkom South Africa Ltd.	152,996	547,848
Tiger Brands Ltd.	2,118,159	64,072,430
Truworths International Ltd.	6,401,817	62,660,538
Vodacom Group Ltd.	1,413,259	15,949,606
Woolworths Holdings Ltd.	11,460,831	57,213,940

		2,600,325,054
SOUTH KOREA—14.69%
AmorePacific Corp.(a)	40,232	39,221,535
BS Financial Group Inc.(b)	1,092,960	10,903,775
Celltrion Inc.(a)	846,079	26,951,322
Cheil Industries Inc.(a)	486,825	41,750,985
CJ CheilJedang Corp.	92,632	23,184,346
CJ Corp.(a)	143,516	9,997,264
Daelim Industrial Co. Ltd.	233,115	19,563,952
Daewoo Engineering & Construction Co. Ltd.(b)	331,520	2,764,843
Daewoo International Corp.(a)	232,516	5,585,512
Daewoo Securities Co. Ltd.	1,409,630	11,645,145
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	960,490	24,081,595
DGB Financial Group Inc.(b)	589,680	6,656,928
Dongbu Insurance Co. Ltd.	234,930	10,485,193
Dongkuk Steel Mill Co. Ltd.	343,010	6,573,833
Doosan Corp.	150,654	18,457,653
Doosan Heavy Industries & Construction Co. Ltd.	374,869	21,356,412
Doosan Infracore Co. Ltd.(a)(b)	853,940	13,787,690
E-Mart Co. Ltd.(b)	231,771	58,617,151
GS Engineering & Construction Corp.	316,271	25,241,897
GS Holdings Corp.	444,039	22,538,078

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Hana Financial Group Inc.	2,121,360	73,329,588
Hankook Tire Co. Ltd.	883,190	35,205,482
Hanwha Chemical Corp.(a)	756,430	16,913,264
Hanwha Corp.	347,220	10,756,619
Honam Petrochemical Corp.(a)	131,695	35,611,932
Hynix Semiconductor Inc.(a)	4,967,570	99,768,733
Hyosung Corp.	229,027	12,266,082
Hyundai Department Store Co. Ltd.	103,009	14,603,534
Hyundai Development Co.	308,590	4,590,908
Hyundai Engineering & Construction Co. Ltd.	712,927	40,241,351
Hyundai Glovis Co. Ltd.	104,551	20,220,330
Hyundai Heavy Industries Co. Ltd.	406,140	95,608,349
Hyundai Hysco Co. Ltd.(a)	318,450	11,398,097
Hyundai Marine & Fire Insurance Co. Ltd.	619,770	18,033,913
Hyundai Merchant Marine Co. Ltd.(a)	377,082	8,035,308
Hyundai Mipo Dockyard Co. Ltd.	120,441	11,910,242
Hyundai Mobis Co. Ltd.	692,176	183,841,267
Hyundai Motor Co.	1,587,702	295,948,653
Hyundai Securities Co. Ltd.	411,340	3,167,754
Hyundai Steel Co.	556,694	46,768,727
Hyundai Wia Corp.(b)	113,978	15,759,625
Industrial Bank of Korea	940,000	11,969,021
Kangwon Land Inc.	595,550	14,410,569
KB Financial Group Inc.	3,960,865	130,850,314
KCC Corp.	17,698	3,554,468
Kia Motors Corp.(a)	2,412,125	147,340,794
Korea Aerospace Industries Ltd.(b)	434,410	15,624,618
Korea Electric Power Corp.(b)	1,705,086	37,378,493
Korea Electric Power Corp. SP ADR(b)	3,008,026	33,389,089
Korea Exchange Bank	1,934,600	13,696,433
Korea Gas Corp.	270,170	8,996,209
Korea Investment Holdings Co. Ltd.	209,790	6,802,065
Korea Kumho Petrochemical Co. Ltd.(a)	100,355	15,632,441
Korea Life Insurance Co. Ltd.	2,015,060	12,820,063
Korea Zinc Co. Ltd.	69,972	20,635,831
Korean Air Lines Co. Ltd.	342,209	13,745,859
KP Chemical Corp.(a)	488,100	7,047,913
KT Corp. SP ADR	2,039,355	32,731,648
KT&G Corp.	1,225,627	83,017,003
LG Chem Ltd.(a)	476,736	134,547,440
LG Corp.	979,103	52,438,176
LG Display Co. Ltd.	2,190,692	49,557,529
LG Display Co. Ltd. SP ADR	750,211	8,814,979
LG Electronics Inc.(a)	948,422	60,837,781
LG Household & Health Care Ltd.(a)	108,595	50,557,924
LG Innotek Co. Ltd.(a)	121,232	7,182,468
LG Uplus Corp.	2,220,820	12,924,173
Lotte Confectionery Co. Ltd.	3,807	5,580,402
Lotte Shopping Co. Ltd.(a)	87,455	26,978,111
LS Corp.	113,892	7,644,628
LS Industrial Systems Co. Ltd.(a)	162,267	8,704,793
Mando Corp.(a)	105,895	18,441,503
Mirae Asset Securities Co. Ltd.	134,279	3,901,341
NCsoft Corp.	180,009	48,046,508
NHN Corp.(a)(b)	442,855	96,112,750
OCI Co. Ltd.(a)	147,009	29,075,028
ORION Corp.	35,435	19,133,101
POSCO	656,604	214,041,297
S-Oil Corp.	430,766	39,959,041
S1 Corp.	237,764	11,860,110
Samsung C&T Corp.	1,311,573	75,868,535
Samsung Card Co. Ltd.	272,968	9,698,522
Samsung Electro-Mechanics Co. Ltd.(a)	634,283	43,240,261

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Samsung Electronics Co. Ltd.	1,124,703	988,187,461
Samsung Engineering Co. Ltd.	289,643	57,538,252
Samsung Fire & Marine Insurance Co. Ltd.	385,704	74,258,231
Samsung Heavy Industries Co. Ltd.(a)	1,661,540	43,403,316
Samsung Life Insurance Co. Ltd.(c)	492,643	35,869,342
Samsung SDI Co. Ltd.(a)	354,035	41,361,401
Samsung Securities Co. Ltd.	485,676	21,293,750
Samsung Techwin Co. Ltd.(a)	412,734	19,648,840
Shinhan Financial Group Co. Ltd.	4,478,848	160,504,792
Shinsegae Co. Ltd.	79,677	16,804,198
SK C&C Co. Ltd.	118,012	14,096,997
SK Energy Co. Ltd.	595,268	84,390,843
SK Holdings Co. Ltd.	211,664	25,839,790
SK Networks Co. Ltd.	465,850	4,199,050
SK Telecom Co. Ltd. SP ADR	3,110,466	46,003,792
STX Pan Ocean Co. Ltd.(a)	1,770,440	8,939,738
Woongjin Coway Co. Ltd.	650,560	21,776,424
Woori Finance Holdings Co. Ltd.	2,937,970	25,093,714
Woori Investment & Securities Co. Ltd.	738,521	6,430,633
Yuhan Corp.	105,209	11,278,640

		4,805,053,303
TAIWAN—10.49%
Acer Inc.	27,304,053	30,154,808
Advanced Semiconductor Engineering Inc.	43,165,654	37,711,068
Advantech Co. Ltd.	1,937,800	5,270,448
Asia Cement Corp.	21,192,848	22,602,071
ASUSTeK Computer Inc.	6,006,968	40,497,971
AU Optronics Corp.	78,476,000	36,349,448
AU Optronics Corp. SP ADR(a)	952,580	4,591,436
Capital Securities Corp.	21,731,879	7,379,368
Catcher Technology Co. Ltd.	4,685,210	21,855,973
Cathay Financial Holding Co. Ltd.	63,922,737	64,274,667
Chang Hwa Commercial Bank Ltd.	26,916,930	14,419,942
Cheng Shin Rubber Industry Co. Ltd.	20,702,871	44,363,783
Cheng Uei Precision Industry Co. Ltd.	3,109,913	5,505,632
Chicony Electronics Co. Ltd.	6,672,366	10,041,655
Chimei Innolux Corp.(b)	41,690,487	17,317,777
China Airlines Ltd.	18,700,000	7,983,549
China Development Financial Holding Corp.	34,744,771	9,782,097
China Life Insurance Co. Ltd.	14,364,280	12,146,632
China Motor Co. Ltd.	4,488,000	3,906,083
China Petrochemical Development Corp.	17,530,000	15,025,879
China Steel Corp.	122,341,332	117,368,304
Chinatrust Financial Holding Co. Ltd.	83,373,752	45,489,585
Chunghwa Picture Tubes Ltd.(b)	1,181,199	55,686
Chunghwa Telecom Co. Ltd.	47,916,410	157,336,051
Clevo Co.	7,584,000	11,263,614
CMC Magnetics Corp.(b)	12,697,000	1,963,173
Compal Electronics Inc.	41,792,908	36,787,349
Coretronic Corp.	1,994,000	1,413,345
Delta Electronics Inc.	20,400,000	43,714,766
E Ink Holdings Inc.	8,561,000	15,325,299
E.Sun Financial Holding Co. Ltd.	18,184,062	7,553,463
Epistar Corp.	5,432,345	11,014,051
Eternal Chemical Co. Ltd.	5,644,740	4,131,251
EVA Airways Corp.	12,178,800	7,206,985
Evergreen International Storage & Transport Corp.	3,707,000	1,735,384
Evergreen Marine Corp. Ltd.	17,258,325	8,278,397
Everlight Electronics Co. Ltd.	2,044,000	3,396,222
Far Eastern Department Stores Co. Ltd.	13,012,012	16,150,801
Far Eastern New Century Corp.	27,020,397	29,440,679

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Far EasTone Telecommunications Co. Ltd.	12,849,000	24,145,090
Farglory Land Development Co. Ltd.	13,165,000	22,265,008
Feng Hsin Iron & Steel Co. Ltd.	5,697,000	8,874,271
First Financial Holding Co. Ltd.	42,454,873	24,073,577
Formosa Chemicals & Fibre Corp.	28,472,000	72,651,330
Formosa International Hotels Corp.	224,730	3,059,819
Formosa Petrochemical Corp.	8,077,000	24,950,216
Formosa Plastics Corp.	42,787,000	111,999,730
Formosa Taffeta Co. Ltd.	9,596,000	8,494,135
Foxconn Technology Co. Ltd.	5,263,945	15,201,977
Fubon Financial Holding Co. Ltd.	62,101,305	62,238,475
Giant Manufacturing Co. Ltd.	4,733,203	16,852,468
HannStar Display Corp.(b)	6,046,963	303,016
Highwealth Construction Corp.	3,976,000	5,826,433
Hiwin Technologies Corp.	1,588,960	12,493,554
Hon Hai Precision Industry Co. Ltd.	92,547,210	243,167,924
Hotai Motor Co. Ltd.	1,674,000	9,023,143
HTC Corp.	7,519,708	118,250,774
Hua Nan Financial Holdings Co. Ltd.	8,979,459	5,076,904
Inventec Co. Ltd.	15,970,050	5,317,559
KGI Securities Co. Ltd.	49,818,898	19,133,952
Kinsus Interconnect Technology Corp.	1,407,000	4,174,661
Largan Precision Co. Ltd.	1,177,000	18,722,266
LCY Chemical Corp.	4,186,172	5,630,693
Lite-On Technology Corp.	15,196,484	16,181,928
Macronix International Co. Ltd.	42,321,275	16,882,189
MediaTek Inc.	10,528,176	97,010,688
Mega Financial Holding Co. Ltd.	59,178,940	38,044,022
Motech Industries Inc.	4,479,942	7,369,832
MStar Semiconductor Inc.	3,760,331	19,463,026
Nan Kang Rubber Tire Co. Ltd.	4,710,266	6,723,849
Nan Ya Plastics Corp.	50,476,000	91,856,236
Nan Ya Printed Circuit Board Corp.	999,270	2,243,441
Novatek Microelectronics Corp. Ltd.	2,087,000	5,043,257
Pegatron Corp.	11,416,414	11,686,271
Phison Electronics Corp.	1,407,535	7,888,470
Pou Chen Corp.	30,158,220	22,370,354
Powertech Technology Inc.	4,138,300	9,113,455
President Chain Store Corp.	6,740,000	33,218,937
Qisda Corp.	6,459,940	1,405,585
Quanta Computer Inc.	20,800,000	40,457,587
Radiant Opto-Electronics Corp.	2,867,000	8,412,060
Realtek Semiconductor Corp.	1,491,854	2,154,195
Richtek Technology Corp.	654,150	2,587,875
Ruentex Development Co. Ltd.	13,459,608	13,467,151
Ruentex Industries Ltd.	9,797,009	15,632,322
Shin Kong Financial Holding Co. Ltd.(b)	20,001,002	5,261,860
Siliconware Precision Industries Co. Ltd.	29,439,190	26,980,829
Siliconware Precision Industries Co. Ltd. SP ADR	3,772,277	17,314,751
Simplo Technology Co. Ltd.	3,258,820	17,565,591
Sino-American Silicon Products Inc.	3,239,479	4,389,364
SinoPac Financial Holdings Co. Ltd.	16,852,764	4,700,306
Standard Foods Corp.	1,438,000	4,882,933
Synnex Technology International Corp.	13,951,985	32,657,203
Tainan Spinning Co. Ltd.	3,732,070	1,218,063
Taishin Financial Holdings Co. Ltd.	22,511,817	8,089,500
Taiwan Business Bank Ltd.(b)	18,028,733	5,349,243
Taiwan Cement Corp.	37,601,296	40,349,526
Taiwan Cooperative Bank Co. Ltd.	21,149,180	12,863,956
Taiwan Fertilizer Co. Ltd.	6,378,000	14,781,703
Taiwan Glass Industrial Corp.	4,311,566	4,200,270
Taiwan Mobile Co. Ltd.	20,459,600	64,886,873
Taiwan Semiconductor Manufacturing Co. Ltd.	173,421,000	426,506,003

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR(a)	10,955,860	141,549,711
Tatung Co. Ltd.(b)	24,602,284	6,740,018
Teco Electric and Machinery Co. Ltd.	31,049,000	18,168,983
TPK Holding Co. Ltd.(b)	788,500	10,358,924
Transcend Information Inc.	151,000	335,025
Tripod Technology Corp.	2,745,920	6,029,020
TSRC Corp.	8,647,500	20,098,531
Tung Ho Steel Enterprise Corp.	10,571,000	9,095,807
U-Ming Marine Transport Corp.	3,944,000	5,649,517
Uni-President Enterprises Co.	49,086,543	66,672,125
Unimicron Technology Corp.	9,319,000	9,846,502
United Microelectronics Corp.	99,882,000	42,807,042
United Microelectronics Corp. SP ADR(a)	17,517,508	40,115,093
Vanguard International Semiconductor Corp.	155,000	49,924
Walsin Lihwa Corp.	18,987,000	5,596,010
Wan Hai Lines Ltd.	2,476,300	1,032,710
Winbond Electronics Corp.(b)	882,000	109,621
Wintek Corp.	15,865,438	11,010,038
Wistron Corp.	16,973,618	20,536,438
WPG Holdings Co. Ltd.	10,459,532	10,586,082
Yang Ming Marine Transport Corp.	27,917,075	10,584,062
Young Fast Optoelectronics Co. Ltd.	660,462	1,369,566
Yuanta Financial Holding Co. Ltd.(b)	70,657,140	34,358,382
Yulon Motor Co. Ltd.	12,649,000	24,019,464

		3,430,660,966
THAILAND—1.88%
Advanced Information Service PCL Foreign	969,400	4,338,508
Advanced Information Service PCL NVDR	6,692,900	29,953,787
Bangkok Bank PCL Foreign	8,306,400	42,104,947
Bangkok Bank PCL NVDR	6,623,300	30,810,988
Bank of Ayudhya PCL NVDR	10,188,700	6,439,442
Banpu PCL Foreign	1,875,700	33,097,049
BEC World PCL Foreign	289,300	361,973
BEC World PCL NVDR	1,994,900	2,496,025
Charoen Pokphand Foods PCL Foreign	7,089,900	7,506,150
Charoen Pokphand Foods PCL NVDR	31,879,000	33,750,626
CP All PCL Foreign	2,651,900	4,253,930
CP All PCL NVDR	16,906,800	27,120,308
Glow Energy PCL Foreign	106,600	177,838
Glow Energy PCL NVDR	3,280,700	5,473,096
Indorama Ventures PCL NVDR	18,443,180	17,750,895
IRPC PCL Foreign	90,983,000	11,325,442
Kasikornbank PCL Foreign	12,190,900	46,150,985
Kasikornbank PCL NVDR	5,111,200	19,185,448
Krung Thai Bank PCL Foreign	48,955,400	22,930,665
PTT Exploration & Production PCL Foreign	10,278,600	51,277,584
PTT Global Chemical PCL(b)	22,606,330	47,504,479
PTT PCL Foreign	7,840,500	76,971,222
Siam Cement PCL Foreign	2,410,900	27,535,464
Siam Cement PCL NVDR	750,700	7,586,477
Siam Commercial Bank PCL NVDR	13,775,300	47,950,595
Thai Oil PCL NVDR	5,169,700	10,158,618

		614,212,541
TURKEY—1.35%
Akbank TAS(a)	11,253,208	39,844,189
Anadolu Efes Biracilik ve Malt Sanayii AS	1,332,470	16,213,118
Arcelik AS	483,651	1,638,237
Asya Katilim Bankasi AS(b)	15,019,232	14,570,589
BIM Birlesik Magazalar AS(a)	841,588	23,870,748

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Coca-Cola Icecek AS	139,257	1,633,379
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,201,300	7,341,632
Enka Insaat ve Sanayi AS	1,031,629	2,561,401
Eregli Demir ve Celik Fabrikalari TAS(a)	9,839,919	18,390,859
Ford Otomotiv Sanayi AS	695,055	5,561,964
Haci Omer Sabanci Holding AS	4,451,555	14,053,690
KOC Holding AS	5,275,573	18,274,388
Koza Altin Isletmeleri AS(a)	453,090	6,829,255
Migros Ticaret AS(b)	1	5
TAV Havalimanlari Holding AS(b)	1,621,577	7,536,845
Turk Hava Yollari AO(b)	4,453,071	5,857,698
Turk Telekomunikasyon AS	3,620,833	14,923,905
Turkcell Iletisim Hizmetleri AS(b)	6,233,113	31,020,370
Turkiye Garanti Bankasi AS(a)	23,145,628	79,414,432
Turkiye Halk Bankasi AS(a)	2,797,600	16,866,868
Turkiye Is Bankasi AS	14,798,085	30,658,680
Turkiye Petrol Rafinerileri AS	1,298,136	29,598,497
Turkiye Sise ve Cam Fabrikalari AS(a)	3,868,499	6,551,747
Turkiye Vakiflar Bankasi TAO Class D	16,074,088	23,875,461
Yapi ve Kredi Bankasi AS(a)(b)	14,824,098	24,943,810

		442,031,767

TOTAL COMMON STOCKS
(Cost: $32,676,265,811)		29,761,042,316

INVESTMENT COMPANIES—0.00%

MALAYSIA—0.00%
iShares MSCI Malaysia Index Fund(e)	3,181	44,661

		44,661

TOTAL INVESTMENT COMPANIES
(Cost: $40,108)		44,661

PREFERRED STOCKS—8.75%

BRAZIL—8.08%
AES Tiete SA	1,055,900	14,441,911
Banco Bradesco SA	600,200	9,867,624
Banco Bradesco SA SP ADR	18,137,349	299,266,258
Banco do Estado do Rio Grande do Sul SA	1,842,000	19,715,456
Bradespar SA	2,254,700	41,472,218
Brasil Telecom SA	54,000	323,595
Brasil Telecom SA SP ADR	842,996	15,022,189
Braskem SA Class A	1,550,700	12,037,338
Centrais Eletricas Brasileiras SA Class B	1,975,918	25,808,356
Centrais Eletricas Brasileiras SA Class B SP ADR(a)	282,204	3,781,534
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	464,501	17,049,100
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR(a)	587,701	21,486,349
Companhia de Bebidas das Americas	690,200	23,131,130
Companhia de Bebidas das Americas SP ADR	6,682,202	229,734,105
Companhia de Transmissao de Energia Electrica Paulista	337,000	9,345,685
Companhia de Transmissao de Energia Electrica Paulista New(b)	27,222	754,921
Companhia Energetica de Minas Gerais	781,400	13,449,315
Companhia Energetica de Minas Gerais SP ADR	3,054,696	53,609,915
Companhia Energetica de Sao Paulo Class B	1,672,200	29,236,245
Companhia Paranaense de Energia Class B	508,500	10,295,556
Companhia Paranaense de Energia Class B SP ADR	531,764	10,715,045
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	966,700	17,566,611

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

Gerdau SA	2,641,600	19,787,266
Gerdau SA SP ADR	6,519,726	50,071,496
Itau Unibanco Holding SA	3,540,100	62,660,114
Itau Unibanco Holding SA SP ADR	19,221,964	342,150,959
Itausa - Investimentos Itau SA	23,419,973	137,095,694
Klabin SA	4,160,500	16,667,394
Lojas Americanas SA	2,772,480	23,228,990
Metalurgica Gerdau SA	2,731,200	25,944,316
Petroleo Brasileiro SA	41,933,827	513,048,071
Suzano Papel e Celulose SA	1,697,000	6,741,862
Tele Norte Leste Participacoes SA	2,487,442	23,530,431
Telefonica Brasil SA	2,292,895	62,085,324
Telemar Norte Leste SA Class A	246,600	5,883,645
Usinas Siderurgicas de Minas Gerais SA Class A	4,887,600	28,095,734
Vale Fertilizantes SA	986,500	13,541,967
Vale SA Class A SP ADR	19,838,643	433,871,122

		2,642,514,841
COLOMBIA—0.03%
Grupo Aval Acciones y Valores SA	16,369,917	10,911,320

		10,911,320
RUSSIA—0.31%
AK Transneft OAO	18,218	30,042,739
Sberbank of Russia	11,658,238	25,731,075
Surgutneftegas OJSC	82,260,700	44,748,270

		100,522,084
SOUTH KOREA—0.33%
Hyundai Motor Co. Ltd.	49,085	2,830,753
Hyundai Motor Co. Ltd. Series 2	278,232	16,727,521
LG Chem Ltd.	81,934	8,353,296
Samsung Electronics Co. Ltd.(a)	151,890	82,012,890

		109,924,460

TOTAL PREFERRED STOCKS
(Cost: $3,022,947,967)		2,863,872,705

RIGHTS—0.01%

SOUTH KOREA—0.01%
Hyundai Securities Co. Ltd.(b)	152,579	40,057
LG Electronics Inc.(a)(b)	90,930	1,726,771

		1,766,828

TOTAL RIGHTS
(Cost: $0)		1,766,828

SHORT-TERM INVESTMENTS—4.25%

MONEY MARKET FUNDS—4.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(e)(f)(g)	1,201,275,314	1,201,275,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(e)(f)(g)	100,154,616	100,154,616

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(e)(f)	88,342,474	88,342,474

		1,389,772,404

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,389,772,404)		1,389,772,404

TOTAL INVESTMENTS IN SECURITIES—104.01%
(Cost: $37,089,026,290)		34,016,498,914
Other Assets, Less Liabilities—(4.01)%		(1,311,213,848)

NET ASSETS—100.00%		$32,705,285,066

CPO - Certificates of Participation (Ordinary)

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—93.27%

BRAZIL—6.17%
CCR SA	16,800	$107,665
Cielo SA	1,600	42,747
CPFL Energia SA	11,600	147,394
EcoRodovias Infraestrutura e Logistica SA	4,800	35,449
EDP Energias do Brasil SA	8,200	175,625
Natura Cosmeticos SA	5,200	104,736
Porto Seguro SA	3,000	31,194
Redecard SA	5,200	88,001
Souza Cruz SA	15,000	190,928
SulAmerica SA	3,800	27,832
Totvs SA	400	7,235
Tractebel Energia SA	12,600	197,293
Ultrapar Participacoes SA	4,200	74,154

		1,230,253
CHILE—4.75%
AES Gener SA	64,476	34,142
Banco de Credito e Inversiones	1,690	90,468
Colbun SA	569,174	143,632
Empresa Nacional de Electricidad SA	99,220	148,941
Empresa Nacional de Telecomunicaciones SA	2,752	55,782
Empresas CMPC SA	3,698	13,012
LAN Airlines SA	10,146	236,632
S.A.C.I. Falabella SA	3,148	26,256
Sociedad Quimica y Minera de Chile SA Series B	2,434	137,386
Vina Concha y Toro SA	31,362	61,440

		947,691
CHINA—14.37%
Agricultural Bank of China Ltd. Class H	222,000	89,080
Bank of China Ltd. Class H	510,000	158,073
Bank of Communications Co. Ltd. Class H	30,000	18,751
China CITIC Bank Corp. Ltd. Class H	60,000	30,866
China Construction Bank Corp. Class H	224,000	151,532
China Life Insurance Co. Ltd. Class H	44,000	108,988
China Merchants Bank Co. Ltd. Class H	25,000	44,627
China Minsheng Banking Corp. Ltd. Class H	171,000	135,692
China Mobile Ltd.	7,000	66,890
China Pacific Insurance (Group) Co. Ltd. Class H	80,400	222,314
China Petroleum & Chemical Corp. Class H	68,000	69,001
China Telecom Corp. Ltd. Class H	88,000	52,061
China Vanke Co. Ltd. Class B	62,800	59,767
Chongqing Rural Commercial Bank Co. Ltd. Class H(a)	70,000	30,609
CSG Holding Co. Ltd. Class B	21,200	15,977
Guangdong Investment Ltd.	20,000	12,346
Hengan International Group Co. Ltd.	18,000	164,941
Huabao International Holdings Ltd.	130,000	73,397
Industrial and Commercial Bank of China Ltd. Class H	300,000	166,292
Inner Mongolia Yitai Coal Co. Ltd. Class B	11,400	59,782
Jiangsu Expressway Co. Ltd. Class H	136,000	118,063
Kunlun Energy Co. Ltd.	52,000	67,546
PetroChina Co. Ltd. Class H	40,000	49,180
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	13,437
Shanghai Pharmaceuticals Holding Co. Ltd.(a)	60,200	111,024

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2011

Sihuan Pharmaceutical Holdings Group Ltd.	118,000	42,948
Sinopec Shanghai Petrochemical Co. Ltd. Class H	72,000	25,002
Sinopharm Group Co. Ltd. Class H	81,600	193,099
Tencent Holdings Ltd.	2,800	52,287
Tingyi (Cayman Islands) Holding Corp.	72,000	225,477
Tsingtao Brewery Co. Ltd. Class H	12,000	64,202
Want Want China Holdings Ltd.	24,000	24,323
Zhejiang Expressway Co. Ltd. Class H	168,000	101,118
ZTE Corp. Class H	16,400	47,879

		2,866,571
COLOMBIA—2.61%
Almacenes Exito SA	2,266	27,350
Cementos Argos SA	26,372	144,141
Corporacian Financiera Colombiana SA	1,692	29,323
Ecopetrol SA	113,140	237,841
Inversiones Argos SA	9,878	82,656

		521,311
CZECH REPUBLIC—1.05%
Telefonica O2 Czech Republic AS	10,000	209,969

		209,969
EGYPT—0.94%
Commercial International Bank Egypt SAE	42,414	164,223
Egyptian Kuwaiti Holding Co. SAE	15,064	15,365
National Societe Generale Bank SAE	2,342	8,854

		188,442
INDIA—4.07%
ACC Ltd.	444	9,732
Bharat Petroleum Corp. Ltd.	10,364	106,797
Cipla Ltd.	19,674	123,629
Coal India Ltd.	21,878	137,102
Dr. Reddy’s Laboratories Ltd.	1,520	45,930
Infosys Ltd.	3,086	154,099
Maruti Suzuki India Ltd.	656	12,216
Oil & Natural Gas Corp. Ltd.	2,108	10,771
Piramal Healthcare Ltd.	8,020	56,027
Sun Pharmaceuticals Industries Ltd.	15,502	156,044

		812,347
INDONESIA—4.65%
PT Bank Central Asia Tbk	343,000	297,442
PT Bank Mandiri Tbk	77,000	54,094
PT Semen Gresik (Persero) Tbk	56,000	56,861
PT Telekomunikasi Indonesia Tbk	270,000	217,838
PT Unilever Indonesia Tbk	151,000	301,668

		927,903
MALAYSIA—8.32%
Berjaya Sports Toto Bhd	74,400	97,374
Bumi Armada Bhd(a)	104,000	132,188
Genting Malaysia Bhd	16,600	20,420
Hong Leong Bank Bhd	45,400	149,405
Maxis Communications Bhd	145,400	251,597
MISC Bhd	46,200	85,467

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2011

Petronas Chemicals Group Bhd	51,800	97,619
Petronas Dagangan Bhd	26,200	136,008
Petronas Gas Bhd	20,400	84,719
PLUS Expressways Bhd	142,400	199,365
Public Bank Bhd Foreign	75,000	294,950
Sime Darby Bhd	30,600	86,645
Tenaga Nasional Bhd	13,400	23,819

		1,659,576
MEXICO—1.17%
Arca Continental SAB de CV	3,400	15,461
El Puerto de Liverpool SA de CV	11,600	83,606
Grupo Modelo SAB de CV Series C	14,800	94,531
Wal-Mart de Mexico SAB de CV Series V	14,600	39,698

		233,296
MOROCCO—0.47%
Attijariwafa Bank	2,180	94,178

		94,178
PERU—1.99%
Compania de Minas Buenaventura SA SP ADR	3,442	134,754
Credicorp Ltd.	2,408	261,557

		396,311
PHILIPPINES—2.11%
Aboitiz Power Corp.	20,600	13,696
Ayala Corp.	1,440	9,620
Bank of the Philippine Islands	85,420	102,614
Energy Development Corp.	74,200	10,189
Jollibee Foods Corp.	30,040	60,603
Philippine Long Distance Telephone Co.	4,080	224,484

		421,206
POLAND—1.34%
Asseco Poland SA	2,212	32,793
Cyfrowy Polsat SA(a)	11,948	46,161
Polskie Gornictwo Naftowe i Gazownictwo SA	124,110	153,142
Telekomunikacja Polska SA	6,484	35,926

		268,022
RUSSIA—1.30%
LUKOIL OAO	2,754	154,672
Surgutneftegas OJSC	109,800	105,524

		260,196
SOUTH AFRICA—8.54%
Aspen Pharmacare Holdings Ltd.(a)	15,792	190,060
Bidvest Group Ltd.	2,368	46,034
Discovery Holdings Ltd.	6,304	33,206
Foschini Group Ltd. (The)	3,386	44,359
Growthpoint Properties Ltd.	68,728	156,062
Life Healthcare Group Holdings Ltd.	59,966	158,083
Massmart Holdings Ltd.	860	17,521
Naspers Ltd. Class N	460	20,695
Pick’n Pay Stores Ltd.	10,998	59,168

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2011

Pretoria Portland Cement Co. Ltd.	22,572	75,419
Redefine Properties Ltd.	131,562	124,272
Remgro Ltd.	10,848	163,415
Shoprite Holdings Ltd.	16,744	282,170
Telkom South Africa Ltd.	2,690	9,632
Tiger Brands Ltd.	2,228	67,395
Truworths International Ltd.	13,772	134,799
Vodacom Group Ltd.	10,798	121,863

		1,704,153
SOUTH KOREA—9.61%
AmorePacific Corp.	168	163,781
Celltrion Inc.	892	28,414
Cheil Industries Inc.	578	49,570
Kangwon Land Inc.	860	20,809
Korea Electric Power Corp.(a)	820	17,976
Korea Exchange Bank	5,500	38,938
Korean Air Lines Co. Ltd.	820	32,938
KT Corp.	520	16,382
KT Corp. SP ADR	640	10,272
KT&G Corp.	2,750	186,269
LG Electronics Inc.	490	31,432
LG Household & Health Care Ltd.	196	91,251
LG Uplus Corp.	8,380	48,768
Lotte Shopping Co. Ltd.	100	30,848
NCsoft Corp.	156	41,638
NHN Corp.(a)	654	141,938
S1 Corp.	1,906	95,075
Samsung Electro-Mechanics Co. Ltd.	236	16,089
Samsung Electronics Co. Ltd.	186	163,423
Samsung Fire & Marine Insurance Co. Ltd.	220	42,356
Samsung Life Insurance Co. Ltd.(b)	1,326	96,546
Samsung SDI Co. Ltd.	512	59,816
Shinhan Financial Group Co. Ltd.	2,460	88,157
Shinsegae Co. Ltd.	224	47,243
SK Telecom Co. Ltd.	1,386	184,363
Woongjin Coway Co. Ltd.	2,220	74,311
Yuhan Corp.	922	98,840

		1,917,443
TAIWAN—14.15%
Advantech Co. Ltd.	12,000	32,638
Asia Cement Corp.	98,000	104,517
China Airlines Ltd.	26,000	11,100
China Steel Corp.	196,000	188,033
Chunghwa Telecom Co. Ltd.	84,000	275,818
Delta Electronics Inc.	48,000	102,858
Evergreen International Storage & Transport Corp.	14,000	6,554
Far EasTone Telecommunications Co. Ltd.	164,000	308,179
First Financial Holding Co. Ltd.	124,000	70,313
Formosa Chemicals & Fibre Corp.	56,000	142,894
Formosa Petrochemical Corp.	94,000	290,370
Formosa Plastics Corp.	66,000	172,762
Giant Manufacturing Co. Ltd.	12,000	42,726
Inventec Co. Ltd.	42,000	13,985
Macronix International Co. Ltd.	12,000	4,787
Nan Ya Plastics Corp.	38,000	69,152
President Chain Store Corp.	18,000	88,715
Realtek Semiconductor Corp.	36,000	51,983
Ruentex Industries Ltd.	12,000	19,148
Sino-American Silicon Products Inc.	8,000	10,840

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2011

Synnex Technology International Corp.	6,000	14,044
Taiwan Cement Corp.	68,000	72,970
Taiwan Cooperative Bank Co. Ltd.	98,000	59,608
Taiwan Mobile Co. Ltd.	98,000	310,803
Taiwan Semiconductor Manufacturing Co. Ltd.	78,000	191,831
Transcend Information Inc.	19,000	42,155
TSRC Corp.	22,000	51,132
U-Ming Marine Transport Corp.	52,000	74,487

		2,824,402
THAILAND—5.66%
Advanced Information Service PCL NVDR	60,200	269,422
Bangkok Bank PCL NVDR	37,000	172,121
BEC World PCL NVDR	79,800	99,846
Charoen Pokphand Foods PCL NVDR	35,200	37,267
CP All PCL NVDR	166,800	267,565
IRPC PCL NVDR	358,400	44,613
Kasikornbank PCL NVDR	27,800	104,350
Siam Commercial Bank PCL NVDR	38,400	133,667

		1,128,851

TOTAL COMMON STOCKS
(Cost: $18,697,572)		18,612,121

PREFERRED STOCKS—5.14%

BRAZIL—4.06%
AES Tiete SA	11,200	153,186
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	600	22,023
Companhia de Bebidas das Americas	2,600	87,136
Companhia de Transmissao de Energia Electrica Paulista	3,600	99,835
Companhia Energetica de Minas Gerais	9,400	161,791
Companhia Paranaense de Energia Class B	8,000	161,975
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6,800	123,568

		809,514
COLOMBIA—0.17%
BanColombia SA	2,340	33,594

		33,594
RUSSIA—0.47%
Surgutneftegas OJSC	173,200	94,217

		94,217
SOUTH KOREA—0.44%
Samsung Electronics Co. Ltd.	162	87,472

		87,472

TOTAL PREFERRED STOCKS
(Cost: $992,499)		1,024,797

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

November 30, 2011

RIGHTS—0.00%

SOUTH KOREA—0.00%
LG Electronics Inc.(a)	46	874

		874

TOTAL RIGHTS
(Cost: $0)		874

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	17,547	17,547

		17,547

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,547)		17,547

TOTAL INVESTMENTS IN SECURITIES—98.50%
(Cost: $19,707,618)		19,655,339
Other Assets, Less Liabilities—1.50%		300,306

NET ASSETS—100.00%		$19,955,645

NVDR - Non-Voting Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—97.86%

BRAZIL—5.82%
Aliansce Shopping Centers SA	9,800	$76,671
Arezzo Industria e Comercio SA	7,000	93,217
Autometal SA	9,800	74,224
BR Properties SA	18,900	188,869
Brasil Brokers Participacoes SA	25,200	85,154
Brasil Insurance Participacoes e Administracao SA	7,700	76,263
Companhia de Saneamento de Minas Gerais SA	4,900	87,736
Equatorial Energia SA	10,500	67,000
Estacio Participacoes SA	10,500	106,034
Eternit SA	17,500	87,391
Even Construtora e Incorporadora SA	29,400	106,034
EZ TEC Empreendimentos e Participacoes SA	8,400	72,243
Fleury SA	6,300	72,010
Gafisa SA	77,000	229,430
Grendene SA	16,800	74,667
Helbor Empreendimentos SA	8,400	97,645
Iguatemi Empresa de Shopping Centers SA	3,500	64,222
Iochpe-Maxion SA	8,400	103,937
Julio Simoes Logistica SA	12,600	60,125
Kroton Educacional SA(a)	7,000	73,020
LLX Logistica SA(a)	42,700	71,078
LPS Brasil - Consultoria de Imoveis SA	12,200	182,839
Marfrig Alimentos SA	25,700	117,217
Mills Estruturas e Servicos de Engenharia SA	8,400	74,573
Raia Drogasil SA	12,600	88,090
Raia SA	4,900	76,399
Redentor Energia SA	25,200	89,488
Restoque Comercio e Confeccoes de Roupas SA(a)	6,300	102,772
Santos Brasil Participacoes SA	4,900	62,533
Sao Martinho SA	7,000	71,233
SLC Agricola SA	9,800	86,567
Tecnisa SA	16,800	101,979
Tegma Gestao Logistica SA	6,300	88,439
TPI - Triunfo Participacoes e Investimentos SA	12,600	69,563
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	14,000	161,886
Vanguarda Agro SA(a)	243,600	71,637

		3,412,185
CHILE—1.45%
Administradora Fondos Pensiones Provida SA	23,989	100,041
Besalco SA	76,055	110,642
Compania SudAmericana de Vapores SA	369,040	85,898
Inversiones Aguas Metropolitanas SA	70,791	105,757
Norte Grande SA	6,514,186	82,130
Parque Arauco SA	79,891	138,847
SalfaCorp SA	31,255	83,662
Sonda SA	55,839	139,936

		846,913
CHINA—15.78%
361 Degrees International Ltd.	182,000	75,136
Ajisen (China) Holdings Ltd.	56,000	69,140
AMVIG Holdings Ltd.	154,000	90,711

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

Anhui Expressway Co. Ltd. Class H	126,000	77,459
Anxin-China Holdings Ltd.(a)	336,000	60,930
Asia Cement China Holdings Corp.	113,000	50,138
Asian Citrus Holdings Ltd.	140,000	88,946
Beijing Capital Land Ltd. Class H	294,000	62,388
Beijing Enterprises Water Group Ltd.(a)	406,000	112,263
Besunyen Holdings Co Ltd	231,000	42,781
Biostime International Holdings Ltd.	35,000	56,267
Boshiwa International Holding Ltd.	268,000	57,560
C C Land Holdings Ltd.	371,000	76,342
China Automation Group Ltd.	252,000	70,329
China Datang Corp. Renewable Power Co. Ltd. Class H(a)	579,000	121,377
China Everbright International Ltd.	448,000	174,003
China High Precision Automation Group Ltd.(a)	189,000	66,602
China High Speed Transmission Equipment Group Co. Ltd.	224,000	106,879
China Huiyuan Juice Group Ltd.	220,500	81,388
China Lilang Ltd.	70,000	56,987
China Metal Recycling Holdings Ltd.	67,200	74,758
China Modern Dairy Holdings Ltd.(a)	287,000	69,023
China Oil and Gas Group Ltd.(a)	1,260,000	87,506
China Pharmaceutical Group Ltd.	252,000	60,282
China Power International Development Ltd.	350,000	75,622
China Power New Energy Development Co. Ltd.(a)	1,860,000	80,136
China Precious Metal Resources Holdings Co. Ltd.(a)	420,000	78,323
China Public Healthcare Holding Ltd.(a)	1,180,000	4,098
China Rare Earth Holdings Ltd.(a)	364,000	74,434
China Singyes Solar Technologies Holdings Ltd.	140,000	57,077
China South City Holdings Ltd.	686,000	87,344
China Suntien Green Energy Corp. Ltd. Class H	455,000	91,872
China Travel International Investment Hong Kong Ltd.	546,000	81,456
China Vanadium Titano-Magnetite Mining Co. Ltd.	308,000	58,229
China Water Affairs Group Ltd.	350,000	100,379
China Wireless Technologies Ltd.	376,000	73,019
Chinasoft International Ltd.(a)	210,000	58,877
Chongqing Machinery & Electric Co. Ltd. Class H	322,000	48,452
CITIC Dameng Holdings Ltd.(a)	469,000	71,175
CITIC Resources Holdings Ltd.(a)	766,000	103,440
Comba Telecom Systems Holdings Ltd.	161,000	139,973
Cosco International Holdings Ltd.	224,000	89,306
Dazhong Transportation Group Co. Ltd. Class B	151,200	74,239
Digital China Holdings Ltd.	126,000	196,402
Extrawell Pharmaceutical Holdings Ltd.(a)	890,000	57,231
Fantasia Holdings Group Co. Ltd.	997,500	91,084
First Tractor Co. Ltd. Class H	84,000	75,082
Fufeng Group Ltd.	182,000	94,798
Global Bio-Chem Technology Group Co. Ltd.	308,000	62,190
Haitian International Holdings Ltd.	84,000	69,896
Hangzhou Steam Turbine Co. Ltd. Class B	76,300	82,723
Harbin Electric Co. Ltd. Class H	112,000	106,735
Heng Tai Consumables Group Ltd.	1,260,000	72,921
Heng Xin China Holdings Ltd.(a)	672,000	67,412
Hi Sun Technology (China) Ltd.(a)	399,000	112,380
Hopson Development Holdings Ltd.	154,000	88,532
Hunan Non-Ferrous Metals Corp. Ltd. Class H(a)	294,000	72,597
Inspur International Ltd.	2,115,000	58,210
Interchina Holdings Co. Ltd.(a)	1,190,000	53,566
International Mining Machinery Holdings Ltd.	122,500	126,825
Jiangsu Future Land Co. Ltd. Class B	174,300	65,014
Kaisa Group Holdings Ltd.(a)	294,000	55,960
Kingdee International Software Group Co. Ltd.	280,000	91,827
Kingsoft Corp. Ltd.	168,000	65,035
Li Ning Co. Ltd.	156,000	119,576
Little Sheep Group Ltd.	91,000	74,902

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

Lumena Resources Corp.	322,000	61,290
Luthai Textile Co. Ltd. Class B	76,300	61,429
MIE Holdings Corp.	188,000	49,082
Minth Group Ltd.	98,000	86,965
New World Department Store China Ltd.	119,000	67,340
North Mining Shares Co. Ltd.(a)	2,030,000	54,826
NVC Lighting Holdings Ltd.	182,000	69,752
PCD Stores Ltd.	574,000	90,801
Peak Sport Products Co. Ltd.	193,000	53,366
PetroAsian Energy Holdings Ltd.(a)	156,000	3,631
Ports Design Ltd.	70,000	124,236
REXLot Holdings Ltd.	1,400,000	93,627
Shenzhen Expressway Co. Ltd. Class H	154,000	66,151
Shenzhen International Holdings Ltd.	1,855,000	110,935
Shenzhen Investment Ltd.	574,000	100,397
Shenzhou International Group Holdings Ltd.	63,000	89,936
Shougang Concord International Enterprises Co. Ltd.	826,000	50,460
Silver Grant International Industries Ltd.	434,000	90,981
Sino Biopharmaceutical Ltd.	448,000	138,281
Sino Oil And Gas Holdings Ltd.(a)	1,855,000	65,607
Sino Prosper State Gold Resources Holdings Ltd.(a)	796,584	7,991
Sino Union Energy Investment Group Ltd.(a)	1,330,000	88,946
Sinotrans Ltd. Class H	693,000	130,124
Sinotrans Shipping Ltd.	581,000	143,466
Sparkle Roll Group Ltd.	504,000	54,448
Sunac China Holdings Ltd.(a)	315,000	70,086
TCC International Holdings Ltd.	140,000	54,196
TCL Communication Technology Holdings Ltd.	112,000	58,913
Tianjin Development Holdings Ltd.(a)	252,000	113,109
Tianjin Port Development Holdings Ltd.	714,000	99,173
Tianneng Power International Ltd.	154,000	75,262
Tibet 5100 Water Resources Holdings Ltd.(a)	586,000	186,905
Towngas China Co. Ltd.	140,000	79,763
TPV Technology Ltd.	294,000	60,876
Travelsky Technology Ltd. Class H	175,000	87,776
United Energy Group Ltd.(a)	644,000	93,591
United Gene High-Tech Group Ltd.(a)	4,200,000	48,614
Vinda International Holdings Ltd.	77,000	98,039
VODone Ltd.	616,000	87,938
West China Cement Ltd.	378,000	69,518
Winsway Coking Coal Holding Ltd.	283,000	99,362
World Wide Touch Technology Holdings Ltd.	4,000	99
Xingda International Holdings Ltd.	168,000	77,351
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	189,000	57,851
XTEP International Holdings Ltd.	178,500	51,882
Yip’s Chemical Holdings Ltd.	84,000	65,899
Yuexiu Real Estate Investment	315,000	137,740
Yuexiu Transport Infrastructure Ltd	238,000	103,152
Zhejiang Southeast Electric Power Co. Ltd. Class B	257,600	117,208

		9,245,915
CZECH REPUBLIC—0.60%
Central European Media Enterprises Ltd. Class A(a)	11,558	97,935
Pegas Nonwovens SA	4,697	112,640
Philip Morris CR AS	217	142,010

		352,585
INDIA—7.82%
Amtek Auto Ltd.	38,178	86,404
Andhra Bank	30,170	57,560
Apollo Hospitals Enterprise Ltd.	13,643	159,388

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

Areva T&D India Ltd.	25,662	100,844
Ashok Leyland Ltd.	259,420	122,492
Aurobindo Pharma Ltd.	32,704	57,039
Bharat Forge Ltd.	25,382	126,120
Biocon Ltd.	16,443	100,365
Bombay Rayon Fashions Ltd.	23,394	113,396
CESC Ltd.	17,549	87,485
Cox & Kings Ltd.	22,708	77,970
Educomp Solutions Ltd.	15,596	63,468
EID Parry India Ltd.	20,678	77,971
Emami Ltd.	9,135	68,593
Federal Bank Ltd.	21,285	145,984
Financial Technologies India Ltd.	8,218	95,529
Fortis Healthcare India Ltd.(a)	26,852	58,431
Great Eastern Shipping Co. Ltd. (The)	25,375	105,476
Gujarat Gas Co. Ltd.	9,065	64,560
Gujarat Mineral Development Corp. Ltd.	28,553	97,246
Gujarat State Petronet Ltd.	42,889	73,529
GVK Power & Infrastructure Ltd.(a)	365,540	72,471
Hexa Tradex Ltd.(a)	10,325	6,922
Hexaware Technologies Ltd.	61,852	100,352
IFCI Ltd.	190,799	84,243
India Infoline Ltd.	86,030	97,804
Indiabulls Financial Services Ltd.	37,919	100,236
Indian Hotels Co. Ltd.	86,317	98,544
Indraprastha Gas Ltd.	8,581	66,044
IRB Infrastructure Developers Ltd.	33,537	94,627
Jain Irrigation Systems Ltd.	43,904	97,849
Jain Irrigation Systems Ltd. DVR(a)	2,195	4,017
Jammu & Kashmir Bank Ltd.	6,076	87,483
Jindal Saw Ltd.	51,625	120,645
Jubilant Foodworks Ltd.(a)	3,724	55,091
Karuturi Global Ltd.	562,178	52,228
Manappuram Finance Ltd.	75,147	83,273
MAX India Ltd.(a)	35,042	111,325
Monnet Ispat & Energy Ltd.	9,716	66,796
PTC India Ltd.	89,614	81,881
Redington India Ltd.	69,258	103,346
REI Agro Ltd.	191,352	76,424
Shree Cement Ltd.	3,507	140,488
Shree Renuka Sugars Ltd.	88,585	51,415
Sintex Industries Ltd.	44,646	80,432
South Indian Bank Ltd.	240,436	99,942
Sterling International Enterprises Ltd.(a)	25,053	103,970
Syndicate Bank	37,695	72,061
Tata Global Beverages Ltd.	69,778	112,209
Thermax Ltd.	12,208	106,038
Torrent Pharmaceuticals Ltd.	6,468	69,314
Voltas Ltd.	48,727	85,591
Welspun Corp. Ltd.	42,861	56,732

		4,579,643
INDONESIA—4.56%
PT Agung Podomoro Land Tbk(a)	1,970,500	62,727
PT AKR Corporindo Tbk	217,000	67,887
PT Alam Sutera Realty Tbk	1,557,500	72,661
PT Bakrie and Brothers Tbk(a)	3,020,500	16,578
PT Bakrie Sumatera Plantations Tbk	2,208,500	65,455
PT Bakrie Telecom Tbk(a)	2,873,500	88,318
PT Bakrieland Development Tbk(a)	6,688,500	77,090
PT Bank Bukopin Tbk	777,000	51,175
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	532,000	51,974

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

PT Bank Tabungan Negara Tbk	381,500	52,346
PT Barito Pacific Tbk(a)	885,500	77,761
PT Benakat Petroleum Energy Tbk(a)	3,243,500	60,526
PT Bhakti Investama Tbk(a)	3,598,000	100,712
PT Ciputra Development Tbk	1,806,000	97,139
PT Delta Dunia Makmur Tbk(a)	962,500	66,561
PT Energi Mega Persada Tbk(a)	4,210,500	68,865
PT Gajah Tunggal Tbk	231,000	70,365
PT Garuda Indonesia Tbk(a)	1,316,000	59,950
PT Global Mediacom Tbk	777,000	83,585
PT Holcim Indonesia Tbk	294,000	60,995
PT Indah Kiat Pulp and Paper Tbk(a)	840,000	112,492
PT Indosiar Karya Media Tbk(a)	290,500	83,706
PT Japfa Comfeed Indonesia Tbk	119,000	58,782
PT Krakatau Steel Tbk	605,500	54,502
PT Lippo Karawaci Tbk	2,425,500	167,735
PT Medco Energi Internasional Tbk	339,500	86,645
PT Media Nusantara Citra Tbk	637,000	79,013
PT Mitra Adiperkasa Tbk	125,000	72,036
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	290,500	75,734
PT Ramayana Lestari Sentosa Tbk	1,096,000	72,184
PT Sampoerna Agro Tbk	168,000	55,324
PT Sentul City Tbk(a)	3,647,000	100,082
PT Summarecon Agung Tbk	784,000	91,223
PT Timah Tbk	280,000	53,172
PT Tower Bersama Infrastructure Tbk	311,500	72,661
PT Trada Maritime Tbk	790,500	80,699

		2,668,660
MALAYSIA—4.61%
Affin Holdings Bhd	67,200	62,158
Dialog Group Bhd	154,700	116,323
DRB-Hicom Bhd	147,700	93,866
Eastern & Oriental Bhd	212,100	92,754
IGB Corp. Bhd	217,000	135,177
IJM Land Bhd	108,500	72,026
Kencana Petroleum Bhd	187,600	156,407
KFC Holdings Malaysia Bhd	53,900	56,639
KLCC Property Holdings Bhd	137,200	133,812
KNM Group Bhd	264,600	81,998
KPJ Healthcare Bhd	53,200	70,465
Kulim Malaysia Bhd	57,400	65,915
Mah Sing Group Bhd	108,500	64,516
Malaysian Airline System Bhd(a)	149,500	65,849
Malaysian Resources Corp. Bhd	272,300	166,198
Media Prima Bhd	185,500	149,987
Multi-Purpose Holdings Bhd	113,400	92,404
OSK Holdings Bhd	245,700	137,595
Pharmaniaga Bhd(a)	1,168	2,168
POS Malaysia Bhd	121,800	95,417
QL Resources Bhd	82,600	75,363
SapuraCrest Petroleum Bhd	43,600	58,572
Sunway Real Estate Investment Trust Bhd	447,300	164,650
TAN Chong Motor Holdings Bhd	83,300	114,002
TIME dotCom Bhd(a)	357,000	76,376
Top Glove Corp. Bhd	67,900	98,480
Wah Seong Corp. Bhd	122,500	77,851
WCT Bhd	186,200	125,363

		2,702,331

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

MEXICO—2.36%
Alsea SAB de CV	71,400	72,395
Axtel SAB de CV CPO(a)	198,800	64,017
Bolsa Mexicana de Valores SAB de CV	42,700	72,589
Consorcio ARA SAB de CV	324,800	91,906
Controladora Comercial Mexicana SAB de CV BC Units(a)	46,900	67,944
Corporacion Geo SAB de CV Series B(a)	90,300	104,401
Desarrolladora Homex SAB de CV(a)	43,400	85,772
Empresas ICA SAB de CV(a)	111,300	147,462
Genomma Lab Internacional SAB de CV Series B(a)	47,600	101,753
Gruma SAB de CV Series B(a)	37,800	78,047
Grupo Aeroportuario del Sureste SAB de CV	25,900	147,909
Grupo Herdez SAB de CV	35,000	63,884
Industrias CH SAB de CV Series B(a)	35,700	117,616
Promotora y Operadora Infraestructura SAB de CV(a)	20,300	84,531
TV Azteca SAB de CV CPO	132,300	83,060

		1,383,286
PHILIPPINES—1.37%
Belle Corp.(a)	824,833	77,718
Cebu Air Inc.	36,960	59,312
Filinvest Land Inc.	3,668,000	91,658
First Gen Corp.(a)	214,200	66,293
First Philippine Holdings Corp.	52,080	66,443
Manila Water Co. Inc.	156,100	68,710
Megaworld Corp.	1,995,000	82,325
Philippine National Bank(a)	53,032	63,828
Robinsons Land Corp.	370,300	98,645
Security Bank Corp.	31,500	69,470
SM Development Corp.	378,000	60,660

		805,062
POLAND—1.30%
Budimex SA	5,103	111,568
Eurocash SA	12,747	90,097
Lubelski Wegiel Bogdanka SA	5,572	186,737
Netia SA(a)	50,302	78,490
PBG SA	4,816	106,158
Polimex-Mostostal SA	251,440	101,662
Warsaw Stock Exchange	7,413	86,364

		761,076
RUSSIA—0.95%
OGK-1 OAO(a)	2,987,700	82,683
OGK-2 OJSC	3,630,961	103,736
PIK Group(a)	25,900	69,358
RBC OJSC(a)	215,900	112,321
Sollers OJSC(a)	7,371	82,027
VSMPO-AVISMA Corp.	573	108,017

		558,142
SOUTH AFRICA—9.06%
Acucap Properties Ltd.	37,912	182,099
Adcock Ingram Holdings Ltd.	21,952	165,343
Aeci Ltd.	19,152	189,185
Afgri Ltd.	95,718	63,822
African Oxygen Ltd.	49,147	99,887
Allied Technologies Ltd.	8,484	56,045

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

Astral Foods Ltd.	7,973	119,584
AVI Ltd.	26,082	120,285
Brait SE(a)	70,147	164,568
Capital Property Fund	94,906	102,420
Cipla Medpro South Africa Ltd.	123,774	96,283
City Lodge Hotels Ltd.	15,743	133,117
Clicks Group Ltd.	31,150	171,159
Coronation Fund Managers Ltd.	24,913	69,829
DataTec Ltd.	36,198	178,515
Emira Property Fund	75,733	109,876
Famous Brands Ltd.	11,767	63,639
Fountainhead Property Trust	203,651	163,449
Grindrod Ltd.	69,137	129,759
Group Five Ltd.	22,183	62,615
Hyprop Investments Ltd.	22,897	145,743
Illovo Sugar Ltd.	36,890	115,925
JD Group Ltd.	26,740	154,753
JSE Ltd.	16,485	147,574
Lewis Group Ltd.	10,857	105,906
Metorex Ltd.(a)	96,754	102,145
Mondi Ltd.	18,235	126,043
Mr Price Group Ltd.	27,685	273,474
Murray & Roberts Holdings Ltd.(a)	43,076	133,503
Nampak Ltd.	69,944	190,001
Omnia Holdings Ltd.(a)	12,083	127,488
Palabora Mining Co. Ltd.	3,444	50,520
Pick’n Pay Holdings Ltd.	35,490	79,711
Resilient Property Income Fund Ltd.	29,001	120,570
Royal Bafokeng Platinum Ltd.(a)	8,953	61,907
SA Corporate Real Estate Fund Nominees Pty Ltd.	329,224	134,149
Sun International Ltd.	15,267	163,062
Super Group Ltd.(a)	892,983	99,236
Sycom Property Fund	25,844	75,470
Tongaat Hulett Ltd.	17,423	209,216
Vukile Property Fund Ltd.	76,783	137,093
Wilson Bayly Holmes-Ovcon Ltd.	8,969	116,449

		5,311,417
SOUTH KOREA—17.69%
Ahnlab Inc.	606	61,146
AmorePacific Group	567	129,754
Asiana Airlines Inc.(a)	14,000	87,722
Binggrae Co. Ltd.	1,932	103,980
Capro Corp.	3,640	72,628
Chabio & Diostech Co. Ltd.(a)	7,009	71,458
Cheil Worldwide Inc.	15,540	265,868
CJ CGV Co. Ltd.	4,200	95,196
CJ E&M Corp.(a)	3,640	98,111
CJ O Shopping Co. Ltd.	476	115,636
CNK International Co. Ltd.(a)	8,022	73,712
CrucialTec Co. Ltd.(a)	4,706	70,423
Daishin Securities Co. Ltd.	13,440	125,849
Daum Communications Corp.	1,799	229,854
Digitech Systems Co. Ltd.(a)	6,592	67,495
Dong-A Pharmaceutical Co. Ltd.	1,365	112,406
Dongsuh Co. Inc.	2,842	78,095
Dongyang Mechatronics Corp.	5,950	75,241
Doosan Engine Co. Ltd.(a)	5,320	61,920
Duksan Hi-Metal Co. Ltd.(a)	3,535	84,145
Fila Korea Ltd.	1,589	116,668
Foosung Co. Ltd.(a)	11,270	79,394
GemVax & Kael Co. Ltd.(a)	3,619	118,765

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

Grand Korea Leisure Co. Ltd.	3,360	53,809
Green Cross Corp.	833	124,290
GS Home Shopping Inc.	637	59,090
Halla Climate Control Corp.	6,300	121,843
Hana Tour Service Inc.	2,037	65,333
Handsome Co. Ltd.	3,710	86,362
Hanjin Heavy Industries & Construction Co. Ltd.(a)	5,340	83,416
Hanjin Shipping Co. Ltd.	13,040	96,200
Hanmi Pharm Co. Ltd.(a)	1,330	81,474
Hansol Paper Co.	12,580	98,971
Hanwha Securities Co.	26,530	103,315
Hotel Shilla Co. Ltd.	5,180	169,992
Huchems Fine Chemical Corp.	4,550	80,432
Hwa Shin Co. Ltd.	5,250	66,159
Hyundai Corp.	2,800	67,752
Hyundai Elevator Co. Ltd.	764	92,934
Hyundai Greenfood Co. Ltd.	6,510	85,455
Hyundai Home Shopping Network Corp.	959	92,736
Ilyang Pharmaceutical Co. Ltd.	2,800	62,116
Infraware Inc.(a)	5,513	74,298
INTOPS Co. Ltd.	4,265	75,021
Jusung Engineering Co. Ltd.(a)	10,063	84,541
KEPCO Plant Service & Engineering Co. Ltd.	2,800	86,497
KIWOOM Securities Co. Ltd.	2,443	117,586
Kolon Industries Inc.	2,436	126,842
Komipharm International Co. Ltd.(a)	8,085	64,386
Korea Express Co. Ltd.(a)	1,204	74,914
Korea Petrochemical Ind Co. Ltd.	595	48,425
Korean Reinsurance Co.	12,320	167,113
KT Skylife Co. Ltd.(a)	4,730	113,831
Kumho Industrial Co. Ltd.(a)	13,180	85,929
Kumho Tire Co. Inc.(a)	7,210	68,775
LG Fashion Corp.	3,080	125,739
LG Hausys Ltd.	2,093	155,871
LG International Corp.	4,697	205,522
LG Life Sciences Ltd.(a)	2,940	85,419
LIG Insurance Co. Ltd.	5,810	123,044
Lock & Lock Co. Ltd.	2,505	79,357
Lotte Chilsung Beverage Co. Ltd.	105	126,897
Lotte Midopa Co. Ltd.	3,570	46,082
Lotte Samkang Co. Ltd.	231	81,468
Medipost Co. Ltd.(a)	1,373	188,281
MegaStudy Co. Ltd.	784	73,961
Meritz Finance Holdings Co. Ltd.(a)	33,020	61,260
Meritz Fire & Marine Insurance Co. Ltd.	8,330	86,019
Namhae Chemical Corp.	8,750	71,672
Namyang Dairy Products Co. Ltd.	133	91,134
Neowiz Games Corp.(a)	2,170	101,217
Nexen Tire Corp.	5,880	108,060
NongShim Co. Ltd.	574	117,794
OCI Materials Co. Ltd.	1,085	88,304
Partron Co. Ltd.	8,497	104,846
Poongsan Corp.	3,500	82,086
POSCO Chemtech Co. Ltd.(a)	441	72,863
Posco ICT Co. Ltd.(a)	13,706	114,187
RNL BIO Co. Ltd.(a)	15,500	84,235
S&T Dynamics Co. Ltd.	7,420	114,284
Samsung Fine Chemicals Co. Ltd.	3,297	153,785
Samyang Corp.	889	62,939
Seah Besteel Corp.	1,680	83,507
Seoul Semiconductor Co. Ltd.	6,936	124,432
SFA Engineering Corp.(a)	2,119	117,197
SK Broadband Co. Ltd.(a)	32,662	100,613

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

SK Chemicals Co. Ltd.	2,457	140,836
SK Communications Co. Ltd.(a)	4,362	55,923
SK Securities Co. Ltd.	99,470	101,846
SKC Co. Ltd.	2,891	110,433
SM Entertainment Co.(a)	2,082	80,715
Soulbrain Co. Ltd.	1,967	75,740
STX Corp. Co. Ltd.	7,770	84,996
STX Engine Co. Ltd.	5,250	77,875
STX Offshore & Shipbuilding Co. Ltd.	8,610	102,473
Sung Kwang Bend Co. Ltd.	4,677	82,677
Sungwoo Hitech Co. Ltd.	5,652	78,892
Suprema Inc.	5,499	62,560
Taekwang Industrial Co. Ltd.	63	70,018
Taewoong Co. Ltd.(a)	2,527	65,569
Taihan Electric Wire Co. Ltd.(a)	29,400	85,676
TK Corp.(a)	4,262	91,006
Tong Yang Life Insurance Co.	6,440	85,100
Tong Yang SECURITIES Inc.	24,330	87,722
Wonik IPS Co. Ltd.(a)	11,613	95,327
Woongjin Thinkbig Co. Ltd.	7,490	104,219
Youngone Corp.	4,830	121,310

		10,368,291
TAIWAN—18.33%
Ability Enterprise Co. Ltd.	126,000	109,247
ALI Corp.	119,000	106,905
Altek Corp.	113,133	89,513
Ambassador Hotel Ltd. (The)	63,000	64,178
AmTRAN Technology Co. Ltd.	251,312	134,219
Asia Optical Co. Inc.(a)	70,000	56,770
Asia Polymer Corp.	123,000	120,433
BES Engineering Corp.	350,000	91,732
Career Technology MFG. Co. Ltd.	49,000	62,112
Cathay Real Estate Development Co. Ltd.	147,000	53,793
Cheng Loong Corp.	308,000	115,247
China Bills Finance Corp.	210,000	69,578
China Manmade Fibers Corp.(a)	217,000	66,889
China Steel Chemical Corp.	14,000	54,462
China Synthetic Rubber Corp.	119,000	107,886
Chipbond Technology Corp.	126,000	121,294
Chong Hong Construction Co.	28,000	49,847
Chroma ATE Inc.	63,000	132,925
Chung Hung Steel Corp.	294,000	86,262
Compal Communications Inc.	70,000	110,655
Compeq Manufacturing Co.(a)	266,000	77,170
CSBC Corp. Taiwan	98,000	77,539
CTCI Corp.	84,000	106,063
Cyberlink Corp.	39,213	85,063
CyberTAN Technology Inc.	98,000	91,270
D-Link Corp.	154,000	106,109
Dynapack International Technology Corp.	21,000	69,924
Elan Microelectronics Corp.	126,000	100,524
Far Eastern International Bank Ltd.	139,849	50,484
Faraday Technology Corp.	126,000	93,255
First Steamship Co. Ltd.	35,000	46,039
FLEXium Interconnect Inc.	29,229	68,609
Formosan Rubber Group Inc.	105,000	63,174
G Tech Optoelectronics Corp.	55,346	98,164
Gemtek Technology Corp.	140,000	101,770
Genesis Photonics Inc.(a)	42,000	55,178
Gigabyte Technology Co. Ltd.	147,000	100,801
Gigastorage Corp.	112,400	54,101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

Gintech Energy Corp.	56,000	50,954
Global Unichip Corp.	28,000	87,786
Gloria Material Technology Corp.(a)	98,000	71,724
Goldsun Development & Construction Co. Ltd.	210,000	80,655
Grand Pacific Petrochemical Corp.	140,000	56,308
Great Wall Enterprise Co. Ltd.	58,770	54,250
Greatek Electronics Inc.	231,000	140,886
Green Energy Technology Inc.	39,183	35,653
HannsTouch Solution Inc.(a)	196,000	54,019
Hey Song Corp.	70,000	62,424
Ho Tung Chemical Corp.(a)	164,640	85,216
Holy Stone Enterprise Co. Ltd.	175,000	151,155
Huaku Development Co. Ltd.	28,000	56,124
Huang Hsiang Construction Co.	28,000	41,216
Hung Sheng Construction Co. Ltd.	259,000	120,394
Infortrend Technology Inc.	140,000	113,770
ITEQ Corp.	112,000	101,355
Jih Sun Financial Holdings Co. Ltd.	189,379	53,568
Kenda Rubber Industrial Co. Ltd.	77,000	79,582
Kerry TJ Logistics Co. Ltd.	70,000	71,770
Kindom Construction Co.	91,000	42,750
King Yuan Electronics Co. Ltd.	385,000	127,559
King’s Town Bank(a)	98,000	53,954
Kinpo Electronics Inc.	658,000	138,615
Lealea Enterprise Co. Ltd.	161,000	50,954
Lien Hwa Industrial Corp.	105,000	59,885
LITE-ON IT Corp.	105,000	92,424
Makalot Industrial Co. Ltd.	42,000	93,878
Masterlink Securities Corp.	182,000	59,401
Mercuries & Associates Ltd.	63,000	59,401
Merida Industry Co. Ltd.	35,000	76,732
Micro-Star International Co. Ltd.	420,000	156,463
Microbio Co. Ltd.	84,000	64,385
MIN AIK Technology Co. Ltd.	42,000	69,924
MiTAC International Corp.	399,000	123,121
Neo Solar Power Corp.	91,000	52,951
Oriental Union Chemical Corp.	70,000	85,847
Pan-International Industrial Corp.	112,000	88,616
PChome Online Inc.	12,000	75,363
Phihong Technology Co. Ltd.	56,000	70,155
Pixart Imaging Inc.	65,560	153,455
Plotech Co. Ltd.	4,000	2,024
President Securities Corp.	119,000	56,493
Prince Housing & Development Corp.	99,190	51,994
Radium Life Tech Co. Ltd.	193,000	135,526
Ritek Corp.(a)	812,000	120,463
Sanyang Industry Co. Ltd.	155,820	85,274
Senao International Co. Ltd.	21,000	66,601
Shihlin Electric & Engineering Corp.	105,000	104,540
Shining Building Business Co. Ltd.(a)	65,000	48,322
Shinkong Synthetic Fibers Corp.	288,135	76,182
Shinkong Textile Co. Ltd.	63,000	65,943
Silitech Technology Corp.	42,000	107,309
Sinyi Realty Co.	42,000	51,231
Soft-World International Corp.	81,140	143,379
Solar Applied Materials Technology Corp.	56,000	58,431
Solartech Energy Corp.	49,000	41,274
Ta Chen Stainless Pipe Co. Ltd.(a)	294,000	141,509
Ta Chong Bank Ltd.(a)	210,000	54,347
Taichung Commercial Bank Co. Ltd.(a)	180,250	52,293
Taiflex Scientific Co. Ltd.	49,000	45,070
Taiwan Hon Chuan Enterprise Co. Ltd.	28,000	49,385
Taiwan Life Insurance Co. Ltd.	96,850	51,406

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

Taiwan Paiho Ltd.	105,000	69,231
Taiwan Secom Co. Ltd.	84,000	157,848
Taiwan Surface Mounting Technology Co. Ltd.	42,000	82,385
Taiwan TEA Corp.	133,000	55,685
Taiwan-Sogo Shinkong Security Corp.	147,000	127,698
Ton Yi Industrial Corp.	112,000	50,401
Tong Hsing Electronic Industries Ltd.	28,000	63,785
Tong Yang Industry Co. Ltd.	97,370	97,104
Tsann Kuen Enterprise Co. Ltd.	35,000	72,693
TTY Biopharm Co. Ltd.	21,000	56,078
TXC Corp.	119,000	135,348
Union Bank of Taiwan(a)	224,000	69,342
Unity Opto Technology Co. Ltd.	113,679	82,449
UPC Technology Corp.	105,000	51,577
USI Corp.	91,000	75,601
Via Technologies Inc.(a)	126,000	80,170
Visual Photonics Epitaxy Co. Ltd.	63,000	67,708
Wafer Works Corp.	105,000	56,424
Wah Lee Industrial Corp.	98,000	120,186
Waterland Financial Holdings Co. Ltd.	198,828	63,975
Wei Chuan Food Corp.	84,000	85,986
Win Semiconductors Corp.	70,000	68,539
Wistron NeWeb Corp.	28,000	50,954
WT Microelectronics Co. Ltd.	70,000	85,616
Yageo Corp.	427,000	122,048
Yieh Phui Enterprise Co. Ltd.	455,700	147,979
Yuen Foong Yu Paper Manufacturing Co. Ltd.	231,000	90,243
YungShin Global Holding Corp.	49,000	65,989
Yungtay Engineering Co. Ltd.	42,000	62,101
Zinwell Corp.	91,000	103,051

		10,741,016
THAILAND—3.66%
Amata Corp. PCL NVDR	218,400	79,877
Bumrungrad Hospital PCL NVDR	96,600	144,885
Delta Electronics (Thailand) PCL NVDR	170,800	108,497
Electricity Generating PCL NVDR	23,800	67,765
Esso (Thailand) PCL NVDR	200,900	56,719
Hana Microelectronics PCL NVDR	190,400	116,060
Hemaraj Land and Development PCL NVDR	1,256,500	89,491
Home Product Center PCL NVDR	250,400	81,940
Jasmine International PCL NVDR	753,200	48,087
Khon Kaen Sugar Industry PCL NVDR	181,300	70,380
Kiatnakin Bank PCL NVDR	122,500	118,884
Minor International PCL NVDR	227,500	76,636
Phatra Capital PCL NVDR	37,500	40,905
Pruksa Real Estate PCL NVDR	161,700	55,508
Ratchaburi Electricity Generating Holding PCL NVDR	72,300	99,160
Robinson Department Store PCL NVDR	60,200	69,528
Sahaviriya Steel Industries PCL NVDR(a)	4,078,900	85,059
Siam City Cement PCL NVDR	14,000	110,491
Siam Makro PCL NVDR	18,300	133,272
Sri Trang Agro-Industry PCL NVDR	107,800	59,485
Supalai PCL NVDR	175,700	71,024
Thai Tap Water Supply PCL NVDR	415,800	70,034
Thai Union Frozen Products PCL NVDR	45,500	83,935
Thai Vegetable Oil PCL NVDR	95,900	51,688
Thanachart Capital PCL NVDR	111,300	89,269
TISCO Financial Group PCL NVDR	54,600	67,440

		2,146,019

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

TURKEY—2.50%
Afyon Cimento Sanayi TAS	1,024	55,283
Bagfas Bandirma Gubre Fabrikalari AS	728	67,832
Besiktas Futbol Yatirimlar Sanayi ve Ticaret AS(a)	13,967	54,811
Bizim Toptan Satis Magazalari AS	7,275	88,321
Bolu Cimento Sanayii AS	163,539	130,867
Eczacibasi Yatirim Holding Ortakligi AS	33,728	83,188
Ihlas Holding AS(a)	182,371	78,966
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D(a)	314,129	134,295
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	79,975	134,132
Net Holding AS(a)	64,295	52,860
Polyester Sanayi AS(a)	74,302	56,607
Tat Konserve Sanayii AS(a)	52,101	65,679
Tire Kutu Ve Kagit Sanayii AS(a)	156,665	89,302
Turkiye Sinai Kalkinma Bankasi AS	100,446	109,007
Ulker Biskuvi Sanayi AS	63,077	189,456
Yazicilar Holding AS	14,098	73,252

		1,463,858

TOTAL COMMON STOCKS
(Cost: $69,059,132)		57,346,399

PREFERRED STOCKS—1.58%

BRAZIL—1.58%
Banco ABC Brasil SA	14,000	90,032
Banco Daycoval SA	14,000	66,805
Banco Industrial e Comercial SA	14,700	57,503
Banco Panamericano SA	21,000	80,516
Companhia Ferro Ligas da Bahia-Ferbasa	17,500	78,361
Confab Industrial SA	46,900	98,367
Contax Participacoes SA	10,500	112,326
Marcopolo SA	32,900	148,961
Randon Implementos e Participacoes SA	18,900	103,925
Saraiva Livreiros Editores SA	7,700	89,892

		926,688

TOTAL PREFERRED STOCKS
(Cost: $1,024,643)		926,688

RIGHTS—0.00%

THAILAND—0.00%
Sahaviriya Steel Industries PCL NVDR(a)	371	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

November 30, 2011

TOTAL INVESTMENTS IN SECURITIES—99.44%
(Cost: $70,083,775)	58,273,087
Other Assets, Less Liabilities—0.56%	327,177

NET ASSETS—100.00%	$58,600,264

CPO - Certificates of Participation (Ordinary)

DVR - Differential Voting Rights

NVDR - Non-Voting Depositary Receipts

(a)	Non-income earning security.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

ISHARES® MSCI EMU INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—97.66%

AUSTRIA—0.84%
Erste Group Bank AG	48,278	$833,490
IMMOEAST AG Escrow(a)(b)	105,078	14
IMMOFINANZ AG(a)	240,195	739,799
IMMOFINANZ AG Escrow(a)(b)	68,575	9
OMV AG	43,020	1,424,620
Raiffeisen International Bank Holding AG(c)	12,428	292,774
Telekom Austria AG	84,845	983,384
Verbund AG	17,447	464,794
Vienna Insurance Group AG	9,799	349,559
voestalpine AG	27,963	808,371

		5,896,814
BELGIUM—3.32%
Ageas	565,235	989,159
Anheuser-Busch InBev NV	206,974	12,342,784
Bekaert NV(c)	10,038	397,137
Belgacom SA	38,957	1,235,271
Colruyt SA	19,598	741,858
Delhaize Group SA	26,051	1,536,179
Groupe Bruxelles Lambert SA	20,554	1,461,741
KBC Groep NV	41,108	459,302
Mobistar SA	7,648	417,528
Solvay SA	15,296	1,434,349
UCB SA	25,812	1,079,410
Umicore	29,158	1,250,539

		23,345,257
FINLAND—3.17%
Elisa OYJ	35,850	778,426
Fortum OYJ	113,525	2,607,139
Kesko OYJ Class B	16,969	595,741
Kone OYJ Class B	40,391	2,270,046
Metso OYJ	32,743	1,304,680
Neste Oil OYJ	32,982	410,688
Nokia OYJ	961,736	5,533,297
Nokian Renkaat OYJ	30,114	991,559
Orion OYJ Class B	23,661	480,954
Pohjola Bank PLC	35,372	353,073
Sampo OYJ Class A	107,311	2,795,238
Sanoma OYJ	21,032	253,395
Stora Enso OYJ Class R	148,658	926,137
UPM-Kymmene OYJ	139,815	1,628,034
Wartsila OYJ Class B	42,781	1,402,308

		22,330,715
FRANCE—32.72%
Accor SA	37,762	1,052,250
Aeroports de Paris	8,843	645,911
Alcatel-Lucent(a)	597,022	988,528
ALSTOM	53,058	1,834,884
ArcelorMittal	220,119	4,133,570
Arkema SA	14,101	1,020,286
AtoS	12,667	616,760

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

November 30, 2011

AXA	449,798	6,490,915
BNP Paribas SA	249,994	9,917,526
Bouygues SA	48,517	1,583,470
Bureau Veritas SA	13,862	1,025,012
Cap Gemini SA	37,762	1,428,163
Carrefour SA	148,419	3,945,938
Casino Guichard-Perrachon SA	14,101	1,253,196
Christian Dior SA	14,101	1,819,431
CNP Assurances SA	38,001	511,551
Compagnie de Saint-Gobain	103,726	4,385,105
Compagnie Generale de Geophysique-Veritas(a)	36,806	846,996
Compagnie Generale des Etablissements Michelin Class B	47,083	2,990,306
Credit Agricole SA	260,510	1,667,160
Danone SA	150,331	9,925,146
Dassault Systemes SA	16,013	1,308,444
Edenred SA	40,391	1,073,854
Eiffage SA	10,277	255,659
Electricite de France	61,423	1,673,536
Essilor International SA	51,863	3,707,896
Eurazeo	7,787	324,852
European Aeronautic Defence and Space Co. NV	105,877	3,163,373
Eutelsat Communications	25,334	983,541
Fonciere des Regions	6,931	460,397
France Telecom SA	481,107	8,289,823
GDF Suez	319,304	8,934,042
Gecina SA	5,736	494,718
Groupe Eurotunnel SA	138,101	1,046,644
Icade	5,975	477,045
Iliad SA	5,019	612,326
Imerys SA	8,604	435,494
JCDecaux SA(a)	17,208	447,308
Klepierre	26,768	775,086
L’Air Liquide SA	73,134	9,250,303
L’Oreal SA	62,140	6,718,751
Lafarge SA	51,385	1,873,176
Lagardere SCA	30,114	732,724
Legrand SA	59,272	1,913,341
LVMH Moet Hennessy Louis Vuitton SA	65,725	10,316,271
Natixis	247,843	716,646
Neopost SA	8,126	575,491
Pernod Ricard SA	50,907	4,799,735
PPR SA	19,598	2,933,662
PSA Peugeot Citroen SA	38,957	725,797
Publicis Groupe SA	38,001	1,813,447
Renault SA	49,712	1,857,025
Safran SA	42,542	1,255,886
Sanofi	296,121	20,764,294
Schneider Electric SA	125,714	7,107,658
SCOR SE	43,259	1,031,600
SES SA Class A FDR	76,480	1,883,536
Societe BIC SA	7,409	657,063
Societe Generale	170,646	4,153,251
Societe Television Francaise 1	29,636	306,869
Sodexo	24,139	1,752,116
STMicroelectronics NV	162,759	1,029,542
Suez Environnement SA	76,002	963,454
Technip SA	25,812	2,454,864
Thales SA	25,334	799,213
Total SA	548,266	28,293,091
Unibail-Rodamco SE	23,900	4,447,917
Vallourec SA	29,875	2,039,768
Veolia Environnement	96,317	1,226,168
Vinci SA	117,349	5,229,577

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

November 30, 2011

Vivendi SA	323,606	7,457,855
Wendel	8,365	600,525

		230,226,758
GERMANY—27.26%
Adidas AG	54,014	3,799,875
Allianz SE Registered	116,871	12,110,952
Axel Springer AG	10,038	449,701
BASF SE	236,371	17,195,038
Bayer AG Registered	212,949	13,977,610
Bayerische Motoren Werke AG	85,801	6,465,749
Beiersdorf AG	25,812	1,477,609
Brenntag AG	8,604	824,195
Celesio AG	21,271	339,169
Commerzbank AG(a)(c)	914,298	1,709,557
Continental AG(a)	20,554	1,449,567
Daimler AG Registered	232,786	10,532,197
Deutsche Bank AG Registered	240,912	9,279,953
Deutsche Boerse AG(a)	50,190	3,066,698
Deutsche Lufthansa AG Registered	58,555	757,813
Deutsche Post AG Registered	216,295	3,265,423
Deutsche Telekom AG Registered	728,233	9,450,200
E.ON AG	465,094	11,494,948
Fraport AG	9,321	529,190
Fresenius Medical Care AG & Co. KGaA	54,014	3,696,626
Fresenius SE & Co. KGaA	29,636	2,854,453
GEA Group AG	44,693	1,317,581
Hannover Rueckversicherung AG Registered	15,535	810,148
HeidelbergCement AG	35,850	1,505,696
Henkel AG & Co. KGaA	33,221	1,621,117
Hochtief AG	10,755	613,788
Infineon Technologies AG	277,718	2,296,188
K+S AG	44,693	2,423,988
Kabel Deutschland Holding AG(a)	22,944	1,273,433
LANXESS AG	21,271	1,187,164
Linde AG	44,215	6,797,189
MAN SE	16,252	1,404,763
Merck KGaA	16,491	1,638,313
METRO AG	33,221	1,635,651
Muenchener Rueckversicherungs-Gesellschaft AG Registered	46,366	5,851,464
QIAGEN NV(a)(c)	59,511	880,417
RWE AG	109,223	4,517,515
Salzgitter AG	10,038	518,548
SAP AG	236,849	14,148,276
Siemens AG Registered	212,471	21,448,485
Suedzucker AG	16,969	539,091
ThyssenKrupp AG	98,946	2,546,712
United Internet AG Registered	29,158	562,075
Volkswagen AG	7,648	1,158,228
Wacker Chemie AG(c)	4,199	400,253

		191,822,606
GREECE—0.33%
Coca-Cola Hellenic Bottling Co. SA(a)	49,784	763,991
Hellenic Telecommunications Organization SA(c)	68,580	289,882
National Bank of Greece SA(a)	261,112	699,477
OPAP SA	60,960	546,528

		2,299,878

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

November 30, 2011

IRELAND—0.92%
CRH PLC	182,357	3,498,089
Elan Corp. PLC(a)	127,391	1,413,057
Irish Bank Resolution Corp. Ltd.(a)(b)	446,666	60
Kerry Group PLC Class A	35,850	1,341,614
Ryanair Holdings PLC(a)	43,520	222,621
Ryanair Holdings PLC SP ADR(a)	956	28,766

		6,504,207
ITALY—8.02%
A2A SpA	276,762	289,295
Assicurazioni Generali SpA	301,857	5,002,106
Atlantia SpA	82,914	1,274,640
Autogrill SpA	28,680	298,244
Banca Carige SpA(c)	167,539	333,112
Banca Monte dei Paschi di Siena SpA	1,373,533	460,397
Banco Popolare SpA(c)	450,515	539,447
Enel Green Power SpA	447,169	1,001,054
Enel SpA	1,709,567	7,253,806
Eni SpA	619,727	13,080,974
Exor SpA	16,252	344,354
Fiat Industrial SpA(a)	195,263	1,738,775
Fiat SpA	195,263	1,005,151
Finmeccanica SpA	103,487	447,182
Intesa Sanpaolo SpA	2,583,351	4,270,467
Luxottica Group SpA	29,875	850,574
Mediaset SpA	181,162	534,566
Mediobanca SpA	131,928	851,035
Pirelli & C. SpA	60,228	567,126
Prysmian SpA	52,102	709,086
Saipem SpA	68,354	3,041,088
Snam Rete Gas SpA	410,602	1,901,398
Telecom Italia SpA	2,471,499	2,803,006
Tenaris SA	121,890	2,272,540
Terna SpA	307,354	1,099,734
UniCredit SpA	3,453,550	3,593,676
Unione di Banche Italiane ScpA	202,920	824,946

		56,387,779
NETHERLANDS—8.65%
AEGON NV(a)	439,043	1,908,988
Akzo Nobel NV	59,272	2,993,685
ASML Holding NV	112,330	4,382,911
Corio NV	15,057	669,383
Delta Lloyd NV	25,334	443,514
Fugro NV CVA	17,447	975,033
Heineken Holding NV	29,397	1,180,852
Heineken NV	66,920	3,139,892
ING Groep NV CVA(a)	989,938	7,647,823
Koninklijke Ahold NV	300,184	3,823,122
Koninklijke DSM NV	39,435	1,914,261
Koninklijke KPN NV	383,356	4,690,939
Koninklijke Philips Electronics NV	261,227	5,292,345
Randstad Holding NV	30,353	944,064
Reed Elsevier NV	175,665	2,071,727
Royal Boskalis Westminster NV CVA	17,925	601,072
Royal Vopak NV	17,925	984,373
SBM Offshore NV	43,020	921,949
TNT Express NV	91,242	657,485
Unilever NV CVA	419,206	14,274,332
Wolters Kluwer NV	76,241	1,323,951

		60,841,701

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

November 30, 2011

PORTUGAL—0.79%
Banco Espirito Santo SA Registered(c)	133,962	205,940
CIMPOR-Cimentos de Portugal SGPS SA	52,341	366,386
EDP Renovaveis SA(a)	54,492	315,277
Energias de Portugal SA	487,560	1,562,063
Galp Energia SGPS SA Class B	59,033	987,779
Jeronimo Martins SGPS SA	56,165	1,023,335
Portugal Telecom SGPS SA Registered	171,841	1,064,090

		5,524,870
SPAIN—11.64%
Abertis Infraestructuras SA	98,796	1,573,987
Acciona SA	6,453	598,080
Acerinox SA(c)	25,373	342,925
Actividades de Construcciones y Servicios SA(c)	36,089	1,167,164
Amadeus IT Holding SA Class A	83,650	1,410,384
Banco Bilbao Vizcaya Argentaria SA	1,187,113	10,026,057
Banco de Sabadell SA(c)	284,171	952,517
Banco Popular Espanol SA(c)	248,957	1,062,373
Banco Santander SA	2,183,026	16,453,678
Bankia SA(a)	222,270	1,113,057
Bankinter SA(c)	54,211	304,602
CaixaBank	197,080	1,005,219
Distribuidora Internacional de Alimentacion SA(a)	147,463	664,801
Enagas SA	45,649	856,312
Ferrovial SA	93,688	1,158,143
Fomento de Construcciones y Contratas SA(c)	12,775	329,754
Gas Natural SDG SA	92,254	1,606,990
Grifols SA(a)(c)	34,898	563,970
Iberdrola SA	990,416	6,608,915
Indra Sistemas SA(c)	25,095	352,849
Industria de Diseno Textil SA	56,165	4,765,480
International Consolidated Airlines Group SA(a)(c)	237,041	555,541
Mapfre SA	192,451	643,007
Red Electrica Corporacion SA	27,724	1,218,707
Repsol YPF SA	204,106	6,153,192
Telefonica SA	1,057,814	19,907,196
Zardoya Otis SA	37,229	524,212

		81,919,112

TOTAL COMMON STOCKS
(Cost: $1,127,176,739)		687,099,697

PREFERRED STOCKS—2.11%

GERMANY—1.85%
Bayerische Motoren Werke AG	13,384	701,577
Henkel AG & Co. KGaA	45,649	2,714,880
Porsche Automobil Holding SE	39,196	2,387,294
ProSiebenSat.1 Media AG	20,076	394,300
RWE AG NVS	10,038	372,679
Volkswagen AG	37,523	6,447,806

		13,018,536

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

November 30, 2011

ITALY—0.26%
Intesa Sanpaolo SpA RNC	241,151	309,693
Telecom Italia SpA RNC	1,539,877	1,505,966

		1,815,659

TOTAL PREFERRED STOCKS
(Cost: $19,288,722)		14,834,195

SHORT-TERM INVESTMENTS—1.33%

MONEY MARKET FUNDS—1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	8,582,966	8,582,966
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	715,593	715,593
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	35,091	35,091

		9,333,650

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,333,650)		9,333,650

TOTAL INVESTMENTS IN SECURITIES—101.10%
(Cost: $1,155,799,111)		711,267,542
Other Assets, Less Liabilities—(1.10)%		(7,704,127)

NET ASSETS—100.00%		$703,563,415

FDR - Fiduciary Depositary Receipts

NVS - Non-Voting Shares

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.96%
JCDecaux SA(a)	20,672	$537,351
Publicis Groupe SA	44,676	2,131,985

		2,669,336
AEROSPACE & DEFENSE—2.28%
European Aeronautic Defence and Space Co. NV	128,520	3,839,896
Safran SA	52,292	1,543,717
Thales SA	30,940	976,065

		6,359,678
APPAREL—0.79%
Christian Dior SA	17,068	2,202,259

		2,202,259
AUTO MANUFACTURERS—1.12%
PSA Peugeot Citroen SA	47,736	889,356
Renault SA	60,044	2,242,984

		3,132,340
AUTO PARTS & EQUIPMENT—1.28%
Compagnie Generale des Etablissements Michelin Class B	56,168	3,567,307

		3,567,307
BANKS—7.10%
BNP Paribas SA	301,376	11,955,904
Credit Agricole SA	311,780	1,995,267
Natixis	287,776	832,113
Societe Generale	205,768	5,008,064

		19,791,348
BEVERAGES—2.11%
Pernod Ricard SA	62,220	5,866,374

		5,866,374
BUILDING MATERIALS—2.92%
Compagnie de Saint-Gobain	125,596	5,309,678
Imerys SA	10,540	533,485
Lafarge SA	62,628	2,283,026

		8,126,189
CHEMICALS—4.47%
Arkema SA	17,204	1,244,806
L’Air Liquide SA	88,536	11,198,414

		12,443,220

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2011

COMMERCIAL SERVICES—1.69%
Bureau Veritas SA	16,932	1,252,021
Edenred SA	49,096	1,305,289
Sodexo	29,716	2,156,919

		4,714,229
COMPUTERS—0.90%
AtoS	15,232	741,650
Cap Gemini SA	46,308	1,751,373

		2,493,023
COSMETICS & PERSONAL CARE—2.91%
L’Oreal SA	75,004	8,109,643

		8,109,643
ELECTRIC—4.61%
Electricite de France	75,140	2,047,271
GDF Suez	386,240	10,806,894

		12,854,165
ELECTRICAL COMPONENTS & EQUIPMENT—3.90%
Legrand SA	69,496	2,243,379
Schneider Electric SA	152,728	8,634,984

		10,878,363
ENGINEERING & CONSTRUCTION—3.34%
Aeroports de Paris	10,744	784,764
Bouygues SA	59,228	1,933,049
Eiffage SA	12,580	312,951
Vinci SA	140,624	6,266,812

		9,297,576
FOOD—6.58%
Carrefour SA	180,132	4,789,074
Casino Guichard-Perrachon SA	17,204	1,528,969
Danone SA	182,172	12,027,351

		18,345,394
HEALTH CARE - PRODUCTS—1.61%
Essilor International SA	62,696	4,482,391

		4,482,391
HOLDING COMPANIES - DIVERSIFIED—4.87%
Eurazeo	9,523	397,273
LVMH Moet Hennessy Louis Vuitton SA	79,288	12,445,135
Wendel	10,200	732,260

		13,574,668
HOUSEHOLD PRODUCTS & WARES—0.29%
Societe BIC SA	8,976	796,031

		796,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2011

INSURANCE—3.50%
AXA	544,884	7,863,075
CNP Assurances SA	46,172	621,545
SCOR SE	53,584	1,277,821

		9,762,441
INTERNET—0.26%
Iliad SA	5,916	721,762

		721,762
IRON & STEEL—1.81%
ArcelorMittal	267,852	5,029,939

		5,029,939
LODGING—0.46%
Accor SA	46,172	1,286,597

		1,286,597
MACHINERY—0.80%
ALSTOM	64,328	2,224,630

		2,224,630
MEDIA—0.46%
Lagardere SCA	36,652	891,804
Societe Television Francaise 1	36,448	377,404

		1,269,208
METAL FABRICATE & HARDWARE—0.86%
Vallourec SA	35,020	2,391,052

		2,391,052
OFFICE & BUSINESS EQUIPMENT—0.27%
Neopost SA	10,404	736,821

		736,821
OIL & GAS—12.63%
Compagnie Generale de Geophysique-Veritas(a)	44,744	1,029,669
Total SA	662,184	34,171,792

		35,201,461
OIL & GAS SERVICES—1.06%
Technip SA	31,076	2,955,500

		2,955,500
PHARMACEUTICALS—8.99%
Sanofi	357,340	25,057,031

		25,057,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2011

REAL ESTATE INVESTMENT TRUSTS—2.88%
Fonciere des Regions	8,704	578,170
Gecina SA	6,800	586,486
Icade	7,276	580,917
Klepierre	32,368	937,238
Unibail-Rodamco SE	28,764	5,353,133

		8,035,944
RETAIL—1.28%
PPR SA	23,800	3,562,668

		3,562,668
SEMICONDUCTORS—0.45%
STMicroelectronics NV	198,832	1,257,724

		1,257,724
SOFTWARE—0.55%
Dassault Systemes SA	18,836	1,539,115

		1,539,115
TELECOMMUNICATIONS—8.48%
Alcatel-Lucent(a)	723,520	1,197,979
Eutelsat Communications	31,212	1,211,743
France Telecom SA	578,408	9,966,390
SES SA Class A FDR	93,908	2,312,750
Vivendi SA	388,144	8,945,204

		23,634,066
TRANSPORTATION—0.45%
Groupe Eurotunnel SA	165,988	1,257,994

		1,257,994
WATER—0.92%
Suez Environnement SA	87,040	1,103,380
Veolia Environnement	113,492	1,444,815

		2,548,195

TOTAL COMMON STOCKS
(Cost: $435,752,580)		278,175,682

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(c)(d)	189,883	189,883
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(b)(c)(d)	15,831	15,831

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	112,166	112,166

		317,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $317,880)		317,880

TOTAL INVESTMENTS IN SECURITIES—99.95%
(Cost: $436,070,460)		278,493,562
Other Assets, Less Liabilities—0.05%		126,297

NET ASSETS—100.00%		$278,619,859

FDR - Fiduciary Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—93.23%

AIRLINES—0.37%
Deutsche Lufthansa AG Registered	725,826	$9,393,561

		9,393,561
APPAREL—1.85%
Adidas AG	665,820	46,840,320

		46,840,320
AUTO MANUFACTURERS—8.82%
Bayerische Motoren Werke AG	1,053,804	79,412,039
Daimler AG Registered	2,881,521	130,371,875
Volkswagen AG	93,708	14,191,321

		223,975,235
AUTO PARTS & EQUIPMENT—0.71%
Continental AG(a)	254,409	17,942,150

		17,942,150
BANKS—5.33%
Commerzbank AG(a)(b)	11,364,972	21,250,259
Deutsche Bank AG Registered	2,956,734	113,893,678

		135,143,937
BUILDING MATERIALS—0.74%
HeidelbergCement AG	446,346	18,746,485

		18,746,485
CHEMICALS—20.80%
BASF SE	2,921,799	212,549,108
Bayer AG Registered	2,630,400	172,654,978
Brenntag AG	106,038	10,157,599
K+S AG	547,452	29,691,827
LANXESS AG	263,862	14,726,507
Linde AG	542,931	83,464,992
Wacker Chemie AG(b)	49,731	4,740,405

		527,985,416
COSMETICS & PERSONAL CARE—0.72%
Beiersdorf AG	320,169	18,328,090

		18,328,090
DIVERSIFIED FINANCIAL SERVICES—1.49%
Deutsche Boerse AG(a)	620,199	37,895,257

		37,895,257

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2011

ELECTRIC—7.75%
E.ON AG	5,728,518	141,582,172
RWE AG	1,330,818	55,043,262

		196,625,434
ENGINEERING & CONSTRUCTION—0.56%
Fraport AG	115,902	6,580,208
Hochtief AG	135,630	7,740,411

		14,320,619
FOOD—1.06%
METRO AG	411,822	20,276,243
Suedzucker AG	211,254	6,711,360

		26,987,603
HEALTH CARE - PRODUCTS—1.81%
Fresenius SE & Co. KGaA	361,269	34,796,370
QIAGEN NV(a)	744,732	11,017,710

		45,814,080
HEALTH CARE - SERVICES—1.79%
Fresenius Medical Care AG & Co. KGaA	664,587	45,483,198

		45,483,198
HOLDING COMPANIES - DIVERSIFIED—0.64%
GEA Group AG	554,850	16,357,364

		16,357,364
HOUSEHOLD PRODUCTS & WARES—0.79%
Henkel AG & Co. KGaA	412,644	20,136,183

		20,136,183
INSURANCE—9.13%
Allianz SE Registered	1,445,898	149,833,586
Hannover Rueckversicherung AG Registered	191,526	9,988,056
Muenchener Rueckversicherungs-Gesellschaft AG Registered	570,057	71,942,110

		231,763,752
INTERNET—0.26%
United Internet AG Registered	341,541	6,583,843

		6,583,843
IRON & STEEL—1.50%
Salzgitter AG	124,533	6,433,191
ThyssenKrupp AG	1,227,657	31,597,924

		38,031,115
MACHINERY—0.69%
MAN SE	201,801	17,442,936

		17,442,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2011

MANUFACTURING—10.41%
Siemens AG Registered	2,617,248	264,205,492

		264,205,492
MEDIA—0.85%
Axel Springer AG	126,588	5,671,128
Kabel Deutschland Holding AG(a)	286,467	15,899,430

		21,570,558
PHARMACEUTICALS—0.97%
Celesio AG	270,849	4,318,729
Merck KGaA	205,089	20,374,752

		24,693,481
SEMICONDUCTORS—1.13%
Infineon Technologies AG	3,454,044	28,558,230

		28,558,230
SOFTWARE—6.89%
SAP AG	2,926,731	174,829,528

		174,829,528
TELECOMMUNICATIONS—4.57%
Deutsche Telekom AG Registered	8,935,551	115,955,668

		115,955,668
TRANSPORTATION—1.60%
Deutsche Post AG Registered	2,693,694	40,666,907

		40,666,907

TOTAL COMMON STOCKS
(Cost: $3,022,190,625)		2,366,276,442

PREFERRED STOCKS—6.33%

AUTO MANUFACTURERS—4.63%
Bayerische Motoren Werke AG	165,222	8,660,789
Porsche Automobil Holding SE	487,446	29,688,668
Volkswagen AG	459,909	79,028,973

		117,378,430
ELECTRIC—0.18%
RWE AG NVS	125,766	4,669,293

		4,669,293
HOUSEHOLD PRODUCTS & WARES—1.33%
Henkel AG & Co. KGaA	568,002	33,780,742

		33,780,742

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2011

MEDIA—0.19%
ProSiebenSat.1 Media AG	245,778	4,827,162

		4,827,162

TOTAL PREFERRED STOCKS
(Cost: $165,074,859)		160,655,627

SHORT-TERM INVESTMENTS—0.94%

MONEY MARKET FUNDS—0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	21,918,105	21,918,105
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	1,827,391	1,827,391
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	60,256	60,256

		23,805,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,805,752)		23,805,752

TOTAL INVESTMENTS IN SECURITIES—100.50%
(Cost: $3,211,071,236)		2,550,737,821
Other Assets, Less Liabilities—(0.50)%		(12,667,071)

NET ASSETS—100.00%		$2,538,070,750

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.72%

AIRLINES—0.76%
Cathay Pacific Airways Ltd.	8,205,000	$14,309,022

		14,309,022
APPAREL—0.87%
Yue Yuen Industrial (Holdings) Ltd.(a)	5,743,500	16,509,192

		16,509,192
BANKS—9.09%
Bank of East Asia Ltd. (The)(a)	11,158,810	37,241,479
BOC Hong Kong (Holdings) Ltd.	27,076,500	59,477,412
Hang Seng Bank Ltd.(a)	5,415,500	65,121,118
Wing Hang Bank Ltd.	1,203,500	9,673,815

		171,513,824
DISTRIBUTION & WHOLESALE—4.30%
Li & Fung Ltd.(a)	40,754,000	81,135,865

		81,135,865
DIVERSIFIED FINANCIAL SERVICES—6.15%
Hong Kong Exchanges and Clearing Ltd.	7,384,500	116,150,003

		116,150,003
ELECTRIC—10.35%
CLP Holdings Ltd.	13,948,700	122,435,699
Power Assets Holdings Ltd.(a)	9,846,000	72,938,023

		195,373,722
ENGINEERING & CONSTRUCTION—0.95%
Cheung Kong Infrastructure Holdings Ltd.	3,282,000	18,023,458

		18,023,458
GAS—4.17%
Hong Kong and China Gas Co. Ltd. (The)	34,461,871	78,714,273

		78,714,273
HOLDING COMPANIES - DIVERSIFIED—14.36%
First Pacific Co. Ltd.	16,410,000	17,791,306
Hutchison Whampoa Ltd.	15,367,800	128,962,633
NWS Holdings Ltd.	9,846,000	13,726,531
Swire Pacific Ltd. Class A	4,923,000	58,629,001
Wharf (Holdings) Ltd. (The)(a)	11,024,150	51,820,807

		270,930,278
INSURANCE—9.80%
AIA Group Ltd.	61,045,200	184,890,291

		184,890,291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2011

LODGING—7.19%
Galaxy Entertainment Group Ltd.(a)(b)	9,846,000	18,183,854
Sands China Ltd.(b)	17,722,800	49,575,063
Shangri-La Asia Ltd.	9,846,000	17,727,992
SJM Holdings Ltd.	11,990,000	19,275,288
Wynn Macau Ltd.(a)(b)	11,158,800	30,926,904

		135,689,101
REAL ESTATE—24.07%
Cheung Kong (Holdings) Ltd.	9,846,000	108,330,693
Hang Lung Group Ltd.(a)	6,564,000	34,316,327
Hang Lung Properties Ltd.	18,051,000	52,930,718
Henderson Land Development Co. Ltd.(a)	6,564,332	31,489,883
Hopewell Holdings Ltd.(a)	4,102,742	10,531,893
Hysan Development Co. Ltd.	4,923,000	15,353,707
Kerry Properties Ltd.	4,923,000	16,651,649
New World Development Co. Ltd.(a)	26,256,800	21,443,081
Sino Land Co. Ltd.(a)	19,692,000	23,958,115
Sun Hung Kai Properties Ltd.	10,200,000	122,260,948
Wheelock and Co. Ltd.	6,564,357	17,011,355

		454,278,369
REAL ESTATE INVESTMENT TRUSTS—3.08%
Link REIT (The)	16,411,000	58,147,135

		58,147,135
RETAIL—0.49%
Lifestyle International Holdings Ltd.(a)	4,102,500	9,328,301

		9,328,301
SEMICONDUCTORS—0.85%
ASM Pacific Technology Ltd.(a)	1,476,900	15,955,193

		15,955,193
TELECOMMUNICATIONS—1.04%
Foxconn International Holdings Ltd.(a)(b)	14,769,000	9,098,258
PCCW Ltd.	29,166,000	10,465,326

		19,563,584
TRANSPORTATION—2.20%
MTR Corp. Ltd.	10,666,583	34,364,080
Orient Overseas International Ltd.	1,641,200	7,218,705

		41,582,785

TOTAL COMMON STOCKS
(Cost: $2,231,475,410)		1,882,094,396

SHORT-TERM INVESTMENTS—8.28%

MONEY MARKET FUNDS—8.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	143,919,646	143,919,646

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	11,999,095	11,999,095
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	283,759	283,759

		156,202,500

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,202,500)		156,202,500

TOTAL INVESTMENTS IN SECURITIES—108.00%
(Cost: $2,387,677,910)		2,038,296,896
Other Assets, Less Liabilities—(8.00)%		(150,973,983)

NET ASSETS—100.00%		$1,887,322,913

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.66%

AEROSPACE & DEFENSE—2.01%
Elbit Systems Ltd.	39,078	$1,610,500

		1,610,500
BANKS—19.42%
Bank Hapoalim Ltd.	1,726,023	5,883,439
Bank Leumi le-Israel	1,920,516	5,565,973
First International Bank of Israel Ltd.(a)	37,713	373,621
Israel Discount Bank Ltd. Class A(a)	1,299,871	1,900,901
Mizrahi Tefahot Bank Ltd.	206,193	1,692,416
Union Bank of Israel	39,429	122,555

		15,538,905
BIOTECHNOLOGY—0.39%
Clal Biotechnology Industries Ltd.(a)	56,394	307,985

		307,985
CHEMICALS—10.26%
Frutarom	59,514	501,778
Israel Chemicals Ltd.	722,436	7,712,259

		8,214,037
COMMERCIAL SERVICES—0.48%
Nitsba Holdings (1995) Ltd.(a)	45,942	387,227

		387,227
COMPUTERS—0.39%
MATRIX IT Ltd.(b)	61,425	312,433

		312,433
DIVERSIFIED FINANCIAL SERVICES—0.72%
FIBI Holdings Ltd.(a)	11,349	158,482
Mivtach Shamir Holdings Ltd.(c)	14,910	415,862

		574,344
ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
Electra (Israel) Ltd.	2,691	232,538

		232,538
ELECTRONICS—0.54%
Elron Electronic Industries Ltd.(a)	22,620	101,041
Ituran Location and Control Ltd.	25,935	328,860

		429,901
ENGINEERING & CONSTRUCTION—0.77%
Shikun & Binui Ltd.(b)	327,327	617,927

		617,927

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2011

FOOD—3.20%
Alon Holdings Blue Square - Israel Ltd.(a)(b)	29,328	141,064
Osem Investment Ltd.	59,124	880,651
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	9,126	299,913
Shufersal Ltd.	135,486	518,024
Strauss Group Ltd.	56,199	720,680

		2,560,332
FOREST PRODUCTS & PAPER—0.17%
Hadera Paper Ltd.(a)	3,198	133,158

		133,158
HEALTH CARE - PRODUCTS—0.62%
Given Imaging Ltd.(a)	28,158	496,377

		496,377
HOLDING COMPANIES - DIVERSIFIED—6.23%
Clal Industries and Investments Ltd.	100,425	447,520
Delek Group Ltd. (The)	7,332	1,343,973
Discount Investment Corp. Ltd.	40,638	286,767
Elco Holdings Ltd.(a)	11,622	64,708
Granite Hacarmel Investments Ltd.(b)	50,076	68,077
Israel Corp. Ltd. (The)	3,744	2,448,881
Israel Land Development Co. Ltd. (The)	13,026	100,059
Koor Industries Ltd.(a)	18,798	224,916

		4,984,901
HOME BUILDERS—0.45%
Bayside Land Corp. Ltd.	1,209	249,740
Property & Building Corp. Ltd.	2,301	111,349

		361,089
INSURANCE—2.79%
Clal Insurance Enterprises Holdings Ltd.	31,434	451,326
Harel Insurance Investments & Financial Services Ltd.	17,550	648,617
Menorah Mivtachim Holdings Ltd.(a)	40,638	313,240
Migdal Insurance & Financial Holdings Ltd.	470,379	617,834
Phoenix Holdings Ltd.	88,180	201,634

		2,232,651
INTERNET—0.16%
Internet Gold-Golden Lines Ltd.(a)	10,413	130,377

		130,377
MACHINERY—0.69%
Ormat Industries Ltd.(b)	96,720	554,192

		554,192
MANUFACTURING—0.29%
FMS Enterprises Migun Ltd.	5,421	87,535
Plasson Industries Ltd.	5,967	144,915

		232,450

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2011

MEDIA—0.57%
Hot Telecommunication Systems Ltd.(a)	34,398	458,579

		458,579
OIL & GAS—2.59%
Jerusalem Oil Exploration Ltd.(a)	12,909	207,828
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	45,124	146,253
Oil Refineries Ltd.(a)	1,435,590	765,317
Paz Oil Co. Ltd.	7,800	950,061

		2,069,459
PHARMACEUTICALS—23.47%
Teva Pharmaceutical Industries Ltd.	474,084	18,781,844

		18,781,844
REAL ESTATE—5.39%
Africa Israel Investments Ltd.(a)	98,865	329,374
Africa Israel Properties Ltd.(a)	14,743	109,599
Airport City Ltd.(a)	59,124	259,385
AL-ROV (Israel) Ltd.(a)	6,357	147,490
Alony Hetz Properties & Investments Ltd.	111,306	512,878
Alrov Properties and Lodgings Ltd.	7,098	119,143
Amot Investments Ltd.	120,159	317,730
British Israel Investments Ltd.	90,129	311,055
Gazit Globe Ltd.	115,434	1,227,695
Industrial Buildings Corp. Ltd.	162,084	240,734
Jerusalem Economy Ltd.	38,259	267,538
Melisron Ltd.	19,029	298,205
Norstar Holdings Inc.	9,126	170,460

		4,311,286
RETAIL—0.67%
Delek Automotive Systems Ltd.	61,581	433,572
Golf & Co. Ltd.	25,857	99,413

		532,985
SEMICONDUCTORS—2.46%
Mellanox Technologies Ltd.(a)	49,608	1,706,800
Tower Semiconductor Ltd.(a)	388,557	260,347

		1,967,147
SOFTWARE—0.83%
Fundtech Ltd.	10,545	246,171
Retalix Ltd.(a)	28,665	419,953

		666,124
TELECOMMUNICATIONS—13.64%
012 Smile.Communications Ltd.(a)	14,742	242,159
AudioCodes Ltd.(a)	53,196	186,844
Bezeq The Israel Telecommunication Corp. Ltd.	1,915,641	3,595,965
Cellcom Israel Ltd.(b)	96,681	1,670,646
Ceragon Networks Ltd.(a)	45,240	360,019
Gilat Satellite Networks Ltd.(a)	43,070	155,973
NICE Systems Ltd.(a)(b)	98,826	3,295,076
Partner Communications Co. Ltd.	147,459	1,411,074

		10,917,756

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2011

TEXTILES—0.17%
Avgol Industries 1953 Ltd.	177,845	138,455

		138,455

TOTAL COMMON STOCKS
(Cost: $113,708,643)		79,754,959

SHORT-TERM INVESTMENTS—4.09%

MONEY MARKET FUNDS—4.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	3,019,336	3,019,336
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	251,733	251,733
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	4,500	4,500

		3,275,569

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,275,569)		3,275,569

TOTAL INVESTMENTS IN SECURITIES—103.75%
(Cost: $116,984,212)		83,030,528
Other Assets, Less Liabilities—(3.75)%		(3,000,037)

NET ASSETS—100.00%		$80,030,491

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—97.79%

AEROSPACE & DEFENSE—0.94%
Finmeccanica SpA	232,512	$1,004,718

		1,004,718
AUTO MANUFACTURERS—4.92%
Fiat Industrial SpA(a)	378,616	3,371,494
Fiat SpA	365,848	1,883,268

		5,254,762
AUTO PARTS & EQUIPMENT—1.10%
Pirelli & C. SpA	124,432	1,171,692

		1,171,692
BANKS—20.30%
Banca Carige SpA(b)	498,904	991,953
Banca Monte dei Paschi di Siena SpA	3,167,304	1,061,653
Banco Popolare SpA(b)	986,328	1,181,030
Intesa Sanpaolo SpA	4,822,272	7,971,566
Mediobanca SpA	302,960	1,954,320
UniCredit SpA	6,503,392	6,767,263
Unione di Banche Italiane ScpA	432,656	1,758,909

		21,686,694
COMMERCIAL SERVICES—2.60%
Atlantia SpA	180,880	2,780,675

		2,780,675
ELECTRIC—15.86%
A2A SpA	1,045,632	1,092,984
Enel SpA	3,109,552	13,194,036
Terna SpA	740,432	2,649,316

		16,936,336
ELECTRICAL COMPONENTS & EQUIPMENT—1.43%
Prysmian SpA	111,776	1,521,225

		1,521,225
ENERGY - ALTERNATE SOURCES—2.18%
Enel Green Power SpA	1,041,320	2,331,149

		2,331,149
GAS—4.10%
Snam Rete Gas SpA	946,176	4,381,512

		4,381,512

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2011

HEALTH CARE - PRODUCTS—1.89%
Luxottica Group SpA	71,008	2,021,675

		2,021,675
HOLDING COMPANIES - DIVERSIFIED—0.96%
Exor SpA	48,608	1,029,926

		1,029,926
INSURANCE—4.78%
Assicurazioni Generali SpA	308,336	5,109,470

		5,109,470
MEDIA—1.16%
Mediaset SpA	418,376	1,234,528

		1,234,528
METAL FABRICATE & HARDWARE—4.11%
Tenaris SA	235,592	4,392,421

		4,392,421
OIL & GAS—22.44%
Eni SpA	1,135,297	23,963,440

		23,963,440
OIL & GAS SERVICES—4.79%
Saipem SpA	114,912	5,112,466

		5,112,466
RETAIL—0.84%
Autogrill SpA	86,464	899,140

		899,140
TELECOMMUNICATIONS—3.39%
Telecom Italia SpA	3,194,072	3,622,498

		3,622,498

TOTAL COMMON STOCKS
(Cost: $177,991,480)		104,454,327

PREFERRED STOCKS—2.09%

BANKS—0.65%
Intesa Sanpaolo SpA RNC	535,528	687,740

		687,740

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2011

TELECOMMUNICATIONS—1.44%
Telecom Italia SpA RNC	1,575,000	1,540,316

		1,540,316

TOTAL PREFERRED STOCKS
(Cost: $2,892,328)		2,228,056

SHORT-TERM INVESTMENTS—1.45%

MONEY MARKET FUNDS—1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	1,379,413	1,379,413
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	115,007	115,007
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	54,001	54,001

		1,548,421

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,548,421)		1,548,421

TOTAL INVESTMENTS IN SECURITIES—101.33%
(Cost: $182,432,229)		108,230,804
Other Assets, Less Liabilities—(1.33)%		(1,416,529)

NET ASSETS—100.00%		$106,814,275

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.04%

ADVERTISING—0.33%
Dentsu Inc.	531,000	$15,007,265
Hakuhodo DY Holdings Inc.	74,340	3,983,697

		18,990,962
AGRICULTURE—1.02%
Japan Tobacco Inc.	12,744	59,837,537

		59,837,537
AIRLINES—0.16%
All Nippon Airways Co. Ltd.(a)	3,186,000	9,521,474

		9,521,474
APPAREL—0.21%
ASICS Corp.	1,062,000	12,531,135

		12,531,135
AUTO MANUFACTURERS—9.19%
Daihatsu Motor Co. Ltd.	181,000	3,103,323
Fuji Heavy Industries Ltd.	2,124,000	11,901,842
Hino Motors Ltd.	1,062,000	6,333,969
Honda Motor Co. Ltd.	4,672,800	143,801,613
Isuzu Motors Ltd.	3,186,000	14,528,456
Mazda Motor Corp.(b)	4,248,000	7,496,792
Mitsubishi Motors Corp.(a)(b)	11,682,000	13,844,442
Nissan Motor Co. Ltd.	7,009,200	62,299,987
Suzuki Motor Corp.	955,800	19,798,099
Toyota Motor Corp.	7,858,800	253,996,254

		537,104,777
AUTO PARTS & EQUIPMENT—3.06%
Aisin Seiki Co. Ltd.	531,200	15,464,537
Bridgestone Corp.	1,911,600	43,142,125
Denso Corp.	1,380,600	38,236,378
JTEKT Corp.	637,200	6,090,460
Koito Manufacturing Co. Ltd.	41,000	554,026
NGK Spark Plug Co. Ltd.	428,000	5,347,932
NHK Spring Co. Ltd.	1,062,000	9,370,991
NOK Corp.	318,600	5,425,598
Stanley Electric Co. Ltd.	426,000	6,085,714
Sumitomo Electric Industries Ltd.	2,124,000	22,463,017
Sumitomo Rubber Industries Inc.	531,000	6,238,207
Toyoda Gosei Co. Ltd.	212,400	3,595,177
Toyota Boshoku Corp.	212,400	2,306,495
Toyota Industries Corp.	531,000	14,323,251

		178,643,908
BANKS—9.05%
Aozora Bank Ltd.	2,124,000	5,581,553
Bank of Kyoto Ltd. (The)	1,062,000	9,070,024
Bank of Yokohama Ltd. (The)	3,186,000	14,897,823

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

Chiba Bank Ltd. (The)	2,124,000	13,625,557
Fukuoka Financial Group Inc.	2,130,000	8,588,046
Gunma Bank Ltd. (The)	1,062,000	5,882,520
Hachijuni Bank Ltd. (The)	1,062,000	6,156,125
Hiroshima Bank Ltd. (The)	1,062,000	4,993,302
Hokuhoku Financial Group Inc.	4,248,000	8,153,446
Iyo Bank Ltd. (The)	1,062,000	10,328,610
Joyo Bank Ltd. (The)	2,124,000	9,083,705
Mitsubishi UFJ Financial Group Inc.	36,214,280	153,011,514
Mizuho Financial Group Inc.	64,676,480	83,313,770
Nishi-Nippon City Bank Ltd. (The)	2,124,000	6,128,765
Resona Holdings Inc.	5,203,800	22,724,310
Seven Bank Ltd.(a)	2,124,000	4,158,805
Shinsei Bank Ltd.	4,248,000	4,158,805
Shizuoka Bank Ltd. (The)	2,124,000	21,614,840
Sumitomo Mitsui Financial Group Inc.	3,823,200	102,881,164
Sumitomo Mitsui Trust Holdings Inc.	8,502,320	25,299,960
Suruga Bank Ltd.	1,062,000	9,589,875

		529,242,519
BEVERAGES—0.86%
Asahi Group Holdings Ltd	1,062,000	23,215,432
Coca-Cola West Co. Ltd.	106,200	1,778,436
Kirin Holdings Co. Ltd.	2,124,000	25,527,400

		50,521,268
BUILDING MATERIALS—1.35%
Asahi Glass Co. Ltd.	3,186,000	26,430,298
Daikin Industries Ltd.	637,200	18,205,714
JS Group Corp.	743,400	13,856,754
Nippon Sheet Glass Co. Ltd.	2,124,000	3,967,281
Rinnai Corp.	106,200	7,961,922
TOTO Ltd.	1,062,000	8,413,371

		78,835,340
CHEMICALS—3.68%
Asahi Kasei Corp.	3,186,000	18,837,743
Daicel Corp.	1,062,000	5,786,758
Denki Kagaku Kogyo K.K.	1,062,000	4,063,043
Hitachi Chemical Co. Ltd.	318,600	5,979,650
JSR Corp.	531,000	10,027,644
Kaneka Corp.	1,062,000	5,608,914
Kuraray Co. Ltd.	955,800	13,358,792
Mitsubishi Chemical Holdings Corp.	3,717,000	20,923,985
Mitsubishi Gas Chemical Co. Inc.	1,062,000	6,142,445
Mitsui Chemicals Inc.	2,124,000	6,675,976
Nitto Denko Corp.	424,800	17,018,266
Shin-Etsu Chemical Co. Ltd.	1,168,200	57,258,805
Showa Denko K.K.	4,248,000	8,481,772
Sumitomo Chemical Co. Ltd.	4,248,000	15,759,680
Taiyo Nippon Sanso Corp.	1,062,000	7,578,874
Tosoh Corp.	1,062,000	3,023,341
Ube Industries Ltd.	3,186,000	8,741,698

		215,267,386
COMMERCIAL SERVICES—1.32%
Benesse Holdings Inc.	212,400	9,521,474
Dai Nippon Printing Co. Ltd.	2,124,000	20,356,254
Kamigumi Co. Ltd.	1,062,000	8,591,215

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

Secom Co. Ltd.	531,000	23,564,279
Toppan Printing Co. Ltd.	2,124,000	15,267,190

		77,300,412
COMPUTERS—0.98%
Fujitsu Ltd.	5,310,000	27,360,556
Itochu Techno-Solutions Corp.	106,200	4,548,693
NTT Data Corp.	3,186	9,689,741
TDK Corp.	318,600	15,698,119

		57,297,109
COSMETICS & PERSONAL CARE—1.25%
Kao Corp.	1,486,800	38,611,218
Shiseido Co. Ltd.	1,062,000	19,384,954
Unicharm Corp.	318,600	14,959,384

		72,955,556
DISTRIBUTION & WHOLESALE—4.80%
Hitachi High-Technologies Corp.	212,400	4,580,157
ITOCHU Corp.	4,354,200	42,796,014
Marubeni Corp.	4,248,000	25,226,433
Mitsubishi Corp.	3,929,400	78,507,013
Mitsui & Co. Ltd.	4,885,200	74,382,409
Sojitz Corp.	3,186,000	4,883,859
Sumitomo Corp.	3,186,000	41,328,121
Toyota Tsusho Corp.	531,000	8,639,096

		280,343,102
DIVERSIFIED FINANCIAL SERVICES—1.50%
AEON Credit Service Co. Ltd.	212,470	3,183,081
Credit Saison Co. Ltd.	424,800	7,529,625
Daiwa Securities Group Inc.	4,248,000	13,789,721
Mitsubishi UFJ Lease & Finance Co. Ltd.	169,920	6,338,894
Nomura Holdings Inc.	10,195,200	32,570,006
ORIX Corp.	297,360	24,285,230

		87,696,557
ELECTRIC—2.81%
Chubu Electric Power Co. Inc.	1,911,600	35,804,024
Chugoku Electric Power Co. Inc. (The)	849,600	14,325,987
Electric Power Development Co. Ltd.	318,600	7,916,777
Hokkaido Electric Power Co. Inc.	531,000	7,059,024
Hokuriku Electric Power Co.	531,000	9,357,310
Kansai Electric Power Co. Inc. (The)	2,124,000	31,300,477
Kyushu Electric Power Co. Inc.	1,168,200	15,966,253
Shikoku Electric Power Co. Inc.	531,000	14,651,578
Tohoku Electric Power Co. Inc.	1,274,400	13,018,153
Tokyo Electric Power Co. Inc. (The)(b)	4,035,600	14,763,756

		164,163,339
ELECTRICAL COMPONENTS & EQUIPMENT—2.98%
Brother Industries Ltd.	637,200	8,380,538
Casio Computer Co. Ltd.	637,200	3,874,255
Furukawa Electric Co. Ltd.	2,124,000	4,706,016
GS Yuasa Corp.	1,062,000	5,991,962
Hitachi Ltd.	12,744,000	69,441,092
Mitsubishi Electric Corp.	5,310,000	48,701,790

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

Nidec Corp.	318,600	28,318,176
Ushio Inc.	318,600	4,703,280

		174,117,109
ELECTRONICS—4.54%
Advantest Corp.	318,600	3,439,222
Hamamatsu Photonics K.K.	106,200	3,819,534
Hirose Electric Co. Ltd.	106,200	9,617,236
Hoya Corp.	1,274,400	26,578,045
IBIDEN Co. Ltd.	318,600	7,268,332
Keyence Corp.	106,251	26,579,859
Kyocera Corp.	424,800	36,991,472
Mabuchi Motor Co. Ltd.	106,200	4,630,774
Murata Manufacturing Co. Ltd.	531,000	30,541,221
NEC Corp.(b)	7,721,000	16,211,812
NGK Insulators Ltd.	1,062,000	11,272,549
Nippon Electric Glass Co. Ltd.	1,062,500	10,538,774
Omron Corp.	531,000	10,978,423
Toshiba Corp.	11,682,000	52,217,622
Yaskawa Electric Corp.	1,062,000	8,741,698
Yokogawa Electric Corp.(b)	637,200	5,860,631

		265,287,204
ENGINEERING & CONSTRUCTION—1.00%
Chiyoda Corp.	75,000	799,949
JGC Corp.	1,062,000	25,842,046
Kajima Corp.	2,124,000	6,265,567
Obayashi Corp.	2,124,000	8,700,657
Shimizu Corp.	2,124,000	8,509,133
Taisei Corp.	3,186,000	8,085,044

		58,202,396
ENTERTAINMENT—0.43%
Oriental Land Co. Ltd.	106,200	10,985,263
Sankyo Co. Ltd.	212,400	10,465,413
Toho Co. Ltd.	212,400	3,586,969

		25,037,645
ENVIRONMENTAL CONTROL—0.14%
Kurita Water Industries Ltd.	318,600	8,339,498

		8,339,498
FOOD—1.42%
Ajinomoto Co. Inc.	2,124,000	25,089,630
Kikkoman Corp.	1,062,000	11,532,475
Meiji Holdings Co. Ltd.	212,428	9,084,902
Nippon Meat Packers Inc.	1,062,000	13,092,026
Nisshin Seifun Group Inc.	533,000	6,289,167
Nissin Foods Holdings Co. Ltd.	212,400	8,074,100
Toyo Suisan Kaisha Ltd.	15,000	365,194
Yakult Honsha Co. Ltd.	318,600	9,685,637

		83,213,131
FOREST PRODUCTS & PAPER—0.29%
Nippon Paper Group Inc.	318,600	6,755,321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

Oji Paper Co. Ltd.	2,124,000	10,397,012

		17,152,333
GAS—0.99%
Osaka Gas Co. Ltd.	5,310,000	20,110,009
Toho Gas Co. Ltd.	1,062,000	6,251,887
Tokyo Gas Co. Ltd.	7,434,000	31,601,443

		57,963,339
HAND & MACHINE TOOLS—0.93%
Fuji Electric Holdings Co. Ltd.	1,062,000	3,050,702
Makita Corp.	318,600	10,781,427
SMC Corp.	212,400	34,255,417
THK Co. Ltd.	319,200	6,196,501

		54,284,047
HEALTH CARE - PRODUCTS—0.57%
Shimadzu Corp.	81,000	649,002
Sysmex Corp.	212,400	7,198,562
Terumo Corp.	531,000	25,274,314

		33,121,878
HOME BUILDERS—0.50%
Daiwa House Industry Co. Ltd.	1,062,000	12,531,135
Sekisui Chemical Co. Ltd.	1,069,000	7,849,156
Sekisui House Ltd.	1,062,000	9,097,385

		29,477,676
HOME FURNISHINGS—2.41%
Panasonic Corp.	6,265,815	58,678,958
Sharp Corp.	3,186,000	31,642,483
Sony Corp.	2,867,400	50,677,223

		140,998,664
INSURANCE—2.62%
Dai-ichi Life Insurance Co. Ltd. (The)	25,488	27,316,780
MS&AD Insurance Group Holdings Inc.	1,593,040	30,494,106
NKSJ Holdings Inc.	1,062,050	20,576,107
Sony Financial Holdings Inc.	531,000	8,522,813
T&D Holdings Inc.	1,699,200	16,066,119
Tokio Marine Holdings Inc.	2,124,000	50,124,539

		153,100,464
INTERNET—1.06%
Dena Co. Ltd.	318,600	9,673,325
Gree Inc.	212,400	6,965,998
Rakuten Inc.	21,240	22,736,622
Trend Micro Inc.	318,600	9,537,890
Yahoo! Japan Corp.	42,480	13,182,316

		62,096,151
IRON & STEEL—1.70%
Daido Steel Co. Ltd.	1,062,000	6,785,418
Hitachi Metals Ltd.	90,000	981,966
JFE Holdings Inc.	1,274,450	22,803,182

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

Kobe Steel Ltd.	7,434,000	11,491,434
Nippon Steel Corp.	14,868,000	35,048,873
Nisshin Steel Co. Ltd.	2,124,000	2,954,940
Sumitomo Metal Industries Ltd.	9,558,000	16,375,293
Yamato Kogyo Co. Ltd.	106,200	2,866,018

		99,307,124
LEISURE TIME—0.63%
Sega Sammy Holdings Inc.	637,200	12,739,075
Shimano Inc.	212,400	10,150,766
Yamaha Corp.	424,800	3,989,169
Yamaha Motor Co. Ltd.(b)	743,400	10,016,700

		36,895,710
MACHINERY—4.21%
FANUC Corp.	531,000	83,928,507
Hitachi Construction Machinery Co. Ltd.(a)	318,600	5,442,015
IHI Corp.	3,186,000	7,223,187
Japan Steel Works Ltd. (The)	1,062,000	6,853,819
Kawasaki Heavy Industries Ltd.	4,248,000	10,615,896
Komatsu Ltd.	2,655,000	64,810,318
Kubota Corp.	3,186,000	28,112,972
Mitsubishi Heavy Industries Ltd.	8,496,000	34,802,628
Nabtesco Corp.	212,400	4,528,172

		246,317,514
MACHINERY - DIVERSIFIED—0.22%
Amada Co. Ltd.	1,062,000	6,443,411
Sumitomo Heavy Industries Ltd.	1,062,000	6,224,527

		12,667,938
MANUFACTURING—1.23%
FUJIFILM Holdings Corp.	1,274,400	29,976,226
Konica Minolta Holdings Inc.	1,593,000	11,696,638
Nikon Corp.	955,800	21,804,995
Olympus Corp.(a)	637,200	8,413,371

		71,891,230
MEDIA—0.12%
Jupiter Telecommunications Co. Ltd.	7,434	7,210,875

		7,210,875
METAL FABRICATE & HARDWARE—0.23%
Maruichi Steel Tube Ltd.	106,200	2,298,287
NSK Ltd.	1,062,000	6,799,098
NTN Corp.	1,062,000	4,076,723

		13,174,108
MINING—0.49%
Mitsubishi Materials Corp.	3,186,000	8,659,616
Sumitomo Metal Mining Co. Ltd.	1,521,000	19,886,835

		28,546,451
OFFICE & BUSINESS EQUIPMENT—2.79%
Canon Inc.	3,186,050	140,361,858

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

Ricoh Co. Ltd.	2,124,000	18,659,899
Seiko Epson Corp.	318,600	4,342,120

		163,363,877
OIL & GAS—1.93%
Cosmo Oil Co. Ltd.	2,124,000	5,718,356
Idemitsu Kosan Co. Ltd.	106,200	11,012,624
INPEX Corp.	6,372	41,369,161
JX Holdings Inc.	6,372,095	39,481,872
Showa Shell Sekiyu K.K.	531,000	3,461,110
TonenGeneral Sekiyu K.K.	1,062,000	11,929,203

		112,972,326
PACKAGING & CONTAINERS—0.07%
Toyo Seikan Kaisha Ltd.	318,600	4,280,559

		4,280,559
PHARMACEUTICALS—5.41%
Alfresa Holdings Corp.	106,200	3,857,838
Astellas Pharma Inc.	1,274,430	48,232,324
Chugai Pharmaceutical Co. Ltd.	637,200	9,570,723
Daiichi Sankyo Co. Ltd.	1,911,669	33,810,660
Dainippon Sumitomo Pharma Co. Ltd.	424,800	4,312,024
Eisai Co. Ltd.	743,400	28,374,265
Hisamitsu Pharmaceutical Co. Inc.	106,200	4,213,526
Kyowa Hakko Kirin Co. Ltd.	1,062,000	12,325,931
Medipal Holdings Corp.	318,600	3,078,063
Miraca Holdings Inc.	212,400	8,030,323
Mitsubishi Tanabe Pharma Corp.	743,400	11,443,553
Ono Pharmaceutical Co. Ltd.	212,400	10,889,502
Otsuka Holdings Co. Ltd.	743,400	20,129,161
Santen Pharmaceutical Co. Ltd.	212,400	7,937,297
Shionogi & Co. Ltd.	849,600	9,784,135
Suzuken Co. Ltd.	212,400	5,411,918
Taisho Pharmaceutical Holdings Co. Ltd.(b)	19,500	1,303,684
Takeda Pharmaceutical Co. Ltd.	2,230,200	90,351,398
Tsumura & Co.	107,000	2,926,201

		315,982,526
REAL ESTATE—2.48%
AEON Mall Co. Ltd.	318,600	7,256,020
Daito Trust Construction Co. Ltd.	212,400	18,632,539
Mitsubishi Estate Co. Ltd.	3,192,000	51,891,073
Mitsui Fudosan Co. Ltd.	2,230,000	34,988,278
Nomura Real Estate Holdings Inc.	318,600	4,822,298
NTT Urban Development Corp.	4,248	2,812,665
Sumitomo Realty & Development Co. Ltd.	1,062,000	20,397,295
Tokyu Land Corp.	1,062,000	4,035,682

		144,835,850
REAL ESTATE INVESTMENT TRUSTS—0.64%
Japan Prime Realty Investment Corp.	2,124	5,143,785
Japan Real Estate Investment Corp.	1,062	8,796,419
Japan Retail Fund Investment Corp.	5,310	8,091,885
Nippon Building Fund Inc.	1,062	9,712,997
Nomura Real Estate Office Fund Inc.	1,062	5,417,390

		37,162,476

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

RETAIL—3.48%
ABC-MART Inc.	106,200	3,881,095
AEON Co. Ltd.	1,699,200	22,939,090
Citizen Holdings Co. Ltd.	637,200	3,595,177
FamilyMart Co. Ltd.	212,400	8,399,691
Fast Retailing Co. Ltd.	125,900	19,980,523
Isetan Mitsukoshi Holdings Ltd.	1,062,060	10,151,340
J. Front Retailing Co. Ltd.	1,062,000	4,582,893
Lawson Inc.	212,400	12,517,455
Marui Group Co. Ltd.	637,200	4,522,700
McDonald’s Holdings Co. (Japan) Ltd.	212,400	5,693,732
Nitori Holdings Co. Ltd.	106,200	9,836,120
Seven & I Holdings Co. Ltd.	2,124,080	58,198,095
Shimamura Co. Ltd.	106,200	9,972,923
Takashimaya Co. Ltd.	1,062,000	7,414,711
USS Co. Ltd.	63,720	5,466,639
Yamada Denki Co. Ltd.	233,640	16,553,137

		203,705,321
SEMICONDUCTORS—0.83%
Elpida Memory Inc.(a)(b)	637,200	3,020,605
Rohm Co. Ltd.	318,600	14,856,782
Sumco Corp.(b)	318,600	2,589,677
Tokyo Electron Ltd.	531,052	27,978,909

		48,445,973
SOFTWARE—0.37%
Konami Corp.	318,600	9,381,935
Nomura Research Institute Ltd.	212,400	4,604,782
Oracle Corp. Japan	106,200	3,510,359
Square Enix Holdings Co. Ltd.	212,400	4,257,303

		21,754,379
STORAGE & WAREHOUSING—0.06%
Mitsubishi Logistics Corp.	319,000	3,205,204

		3,205,204
TELECOMMUNICATIONS—4.82%
KDDI Corp.	8,496	55,268,324
Nippon Telegraph and Telephone Corp.	1,380,600	67,135,966
NTT DoCoMo Inc.	43,542	75,720,340
SoftBank Corp.	2,548,800	83,624,805

		281,749,435
TEXTILES—0.70%
Teijin Ltd.	3,186,000	9,480,433
Toray Industries Inc.	4,248,000	31,191,034

		40,671,467
TOYS, GAMES & HOBBIES—1.04%
Namco Bandai Holdings Inc.	531,098	7,552,907
Nintendo Co. Ltd.	318,600	47,730,491
Sanrio Co. Ltd.	106,200	5,444,751

		60,728,149

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2011

TRANSPORTATION—4.08%
Central Japan Railway Co.	4,248	33,598,763
East Japan Railway Co.	955,800	57,806,016
Kawasaki Kisen Kaisha Ltd.	2,124,000	3,556,872
Keihin Electric Express Railway Co. Ltd.	1,066,000	9,282,700
Keio Corp.	2,124,000	14,200,129
Kintetsu Corp.(a)	4,695,000	17,236,571
Mitsui O.S.K. Lines Ltd.	3,186,000	9,808,760
Nippon Express Co. Ltd.	2,124,000	7,907,201
Nippon Yusen K.K.	4,248,000	9,247,868
Odakyu Electric Railway Co. Ltd.	1,062,000	9,918,202
Tobu Railway Co. Ltd.	2,124,000	10,643,256
Tokyu Corp.	3,186,000	15,185,109
West Japan Railway Co.	531,000	21,785,843
Yamato Holdings Co. Ltd.	1,168,200	18,389,030

		238,566,320
VENTURE CAPITAL—0.06%
SBI Holdings Inc.	47,790	3,742,924

		3,742,924

TOTAL COMMON STOCKS
(Cost: $7,873,691,397)		5,789,821,652

SHORT-TERM INVESTMENTS—0.74%

MONEY MARKET FUNDS—0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	36,963,396	36,963,396
BlackRock Cash Funds: Prime SL Agency Shares
0.20%(c)(d)(e)	3,081,770	3,081,770
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	3,496,740	3,496,740

		43,541,906

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,541,906)		43,541,906

TOTAL INVESTMENTS IN SECURITIES—99.78%
(Cost: $7,917,233,303)		5,833,363,558
Other Assets, Less Liabilities—0.22%		12,859,923

NET ASSETS—100.00%		$5,846,223,481

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.15%

ADVERTISING—0.35%
Asatsu-DK Inc.	5,200	$126,869
Moshi Moshi Hotline Inc.	7,800	70,836

		197,705
AEROSPACE & DEFENSE—0.16%
Japan Aviation Electronics Industry Ltd.	13,000	92,271

		92,271
AGRICULTURE—0.31%
Hokuto Corp.	3,900	82,642
Sakata Seed Corp.	6,500	90,680

		173,322
AIRLINES—0.08%
Skymark Airlines Inc.	3,900	47,777

		47,777
APPAREL—1.14%
Descente Ltd.	13,000	70,334
Gunze Ltd.	26,000	73,683
Japan Wool Textile Co. Ltd. (The)	13,000	92,941
Katakura Industries Co. Ltd.	5,200	48,899
Onward Holdings Co. Ltd.	13,000	91,266
Sanyo Shokai Ltd.	13,000	30,310
TSI Holdings Co. Ltd.(a)	13,000	70,166
Wacoal Holdings Corp.	13,000	167,126

		644,725
AUTO MANUFACTURERS—0.49%
Kanto Auto Works Ltd.	6,500	52,499
Nissan Shatai Co. Ltd.	13,000	125,261
ShinMaywa Industries Ltd.	13,000	45,047
Toyota Auto Body Co. Ltd.	3,900	56,468

		279,275
AUTO PARTS & EQUIPMENT—3.93%
Aisan Industry Co. Ltd.	3,900	31,248
Akebono Brake Industry Co. Ltd.	10,400	45,817
Calsonic Kansei Corp.	26,000	145,021
Exedy Corp.	5,200	152,725
FCC Co. Ltd.	5,200	109,051
Futaba Industrial Co. Ltd.	9,100	54,743
Keihin Corp.	6,500	99,472
KYB Co. Ltd.(b)	26,000	120,237
Musashi Seimitsu Industry Co. Ltd.	3,900	84,752
Nifco Inc.	6,500	173,573
Nippon Seiki Co. Ltd.	1,000	9,764
Nissin Kogyo Co. Ltd.	6,500	85,991
Press Kogyo Co. Ltd.	13,000	59,114
Riken Corp.	13,000	48,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Sanden Corp.	13,000	38,181
Sanoh Industrial Co. Ltd.	1,300	9,177
Showa Corp.(a)	9,100	48,882
T.RAD Co. Ltd.	13,000	41,865
Tachi-S Co. Ltd.	2,600	43,205
Takata Corp.	5,200	109,520
Tokai Rika Co. Ltd.	7,800	117,055
Topre Corp.	7,800	74,252
Toyo Tire & Rubber Co. Ltd.	26,000	59,616
TPR Co. Ltd.	2,600	26,961
TS Tech Co. Ltd.	6,500	89,173
Unipres Corp.	5,200	139,730
Yokohama Rubber Co. Ltd. (The)	39,000	211,503

		2,229,192
BANKS—9.37%
77 Bank Ltd. (The)	39,000	149,208
Aichi Bank Ltd. (The)	1,300	78,288
Akita Bank Ltd. (The)	26,000	76,362
Aomori Bank Ltd. (The)	26,000	80,381
Awa Bank Ltd. (The)	26,000	181,863
Bank of Iwate Ltd. (The)	2,600	121,577
Bank of Nagoya Ltd. (The)	26,000	89,089
Bank of Okinawa Ltd. (The)	2,600	117,558
Bank of Saga Ltd. (The)	26,000	66,984
Bank of the Ryukyus Ltd.	6,500	80,046
Chiba Kogyo Bank Ltd. (The)(a)	5,200	27,464
Daishi Bank Ltd. (The)	52,000	171,480
Ehime Bank Ltd. (The)	26,000	76,027
Eighteenth Bank Ltd. (The)	26,000	68,324
FIDEA Holdings Co. Ltd.	18,200	48,061
Fukui Bank Ltd. (The)	39,000	124,089
Higashi-Nippon Bank Ltd. (The)	26,000	52,918
Higo Bank Ltd. (The)	26,000	144,686
Hokkoku Bank Ltd. (The)	39,000	142,174
Hokuetsu Bank Ltd. (The)	39,000	78,874
Hyakugo Bank Ltd. (The)	39,000	156,241
Hyakujushi Bank Ltd. (The)	39,000	182,365
Juroku Bank Ltd. (The)	52,000	170,810
Kagoshima Bank Ltd. (The)	26,000	178,514
Kansai Urban Banking Corp.	39,000	65,310
Keiyo Bank Ltd. (The)	39,000	193,920
Kiyo Holdings Inc.	91,000	139,495
Mie Bank Ltd. (The)	13,000	28,971
Minato Bank Ltd. (The)	26,000	48,229
Miyazaki Bank Ltd. (The)	26,000	62,296
Musashino Bank Ltd. (The)	3,900	128,962
Nanto Bank Ltd. (The)	39,000	233,608
Ogaki Kyoritsu Bank Ltd. (The)	39,000	127,605
Oita Bank Ltd. (The)	26,000	75,692
San-in Godo Bank Ltd. (The)	26,000	184,542
Sapporo Hokuyo Holdings Inc.	31,200	106,103
Senshu Ikeda Holdings Inc.	122,200	185,748
Shiga Bank Ltd. (The)	39,000	266,263
Shikoku Bank Ltd. (The)	26,000	103,491
Shimizu Bank Ltd. (The)	1,300	53,588
Tochigi Bank Ltd. (The)	13,000	47,057
Toho Bank Ltd. (The)	39,000	107,510
Tokyo Tomin Bank Ltd. (The)	5,200	63,635
TOMONY Holdings Inc.	13,000	57,607
Towa Bank Ltd. (The)	26,000	32,153
Tsukuba Bank Ltd.	9,100	33,291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Yachiyo Bank Ltd. (The)	2,600	66,984
Yamagata Bank Ltd. (The)	26,000	132,294
Yamanashi Chuo Bank Ltd. (The)	26,000	107,510

		5,315,247
BEVERAGES—1.16%
ITO EN Ltd.	5,200	89,424
Kagome Co. Ltd.	11,700	228,936
KEY Coffee Inc.	1,300	23,294
Mikuni Coca-Cola Bottling Co. Ltd.	1,300	11,521
Sapporo Holdings Ltd.	39,000	145,691
Takara Holdings Inc.	26,000	161,768

		660,634
BIOTECHNOLOGY—0.08%
OncoTherapy Science Inc.(a)	13	20,882
Takara Bio Inc.(a)	5,200	26,459

		47,341
BUILDING MATERIALS—1.72%
Central Glass Co. Ltd.	26,000	123,586
Chofu Seisakusho Co. Ltd.	3,900	104,646
Nichias Corp.	13,000	69,831
Nichiha Corp.	1,300	13,816
Sanwa Holdings Corp.	39,000	117,558
Sumitomo Osaka Cement Co. Ltd.	52,000	146,696
Taiheiyo Cement Corp.	156,000	295,401
Takara Standard Co. Ltd.	13,000	102,319

		973,853
CHEMICALS—6.55%
Adeka Corp.	14,300	134,471
Aica Kogyo Co. Ltd.	9,100	121,677
Arisawa Manufacturing Co. Ltd.	3,900	15,273
C. Uyemura & Co. Ltd.	1,300	45,047
Chugoku Marine Paints Ltd.	13,000	86,075
Dai Nippon Toryo Co. Ltd.	13,000	14,737
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	13,000	57,439
Daiso Co. Ltd.	13,000	42,703
DIC Corp.	104,000	170,140
Earth Chemical Co. Ltd.	2,600	96,458
Fujimi Inc.	3,900	45,114
Ishihara Sangyo Kaisha Ltd.(a)	52,000	58,946
Lintec Corp.	7,800	139,361
Nihon Nohyaku Co. Ltd.	13,000	54,927
Nihon Parkerizing Co. Ltd.	13,000	162,270
Nippon Carbon Co. Ltd.	26,000	71,338
Nippon Kayaku Co. Ltd.	26,000	256,215
Nippon Paint Co. Ltd.	39,000	273,799
Nippon Shokubai Co. Ltd.	13,000	138,658
Nippon Soda Co. Ltd.	26,000	106,840
Nippon Synthetic Chemical Industry Co. Ltd. (The)	13,000	73,850
Nissan Chemical Industries Ltd.	16,900	155,002
NOF Corp.	26,000	129,615
S.T. Corp.	1,300	16,361
Sakai Chemical Industry Co. Ltd.	13,000	51,076
Stella Chemifa Corp.	1,300	39,856
Sumitomo Bakelite Co. Ltd.	26,000	144,686
T. Hasegawa Co. Ltd.	1,300	20,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Taiyo Ink Manufacturing Co. Ltd.	2,600	65,310
Takasago International Corp.	13,000	62,965
Toagosei Co. Ltd.	39,000	162,772
Tokai Carbon Co. Ltd.	26,000	128,275
Tokuyama Corp.	39,000	128,610
Tokyo Ohka Kogyo Co. Ltd.	6,500	133,634
Toyo Ink Manufacturing Co. Ltd.	26,000	94,448
Zeon Corp.	26,000	215,355

		3,713,867
COAL—0.04%
Mitsui Matsushima Co. Ltd.	13,000	22,942

		22,942
COMMERCIAL SERVICES—2.08%
Aeon Delight Co. Ltd.	2,600	54,358
CMIC Co. Ltd.	1,300	21,117
Daiseki Co. Ltd.	5,260	91,879
Future Architect Inc.	26	10,182
Kyodo Printing Co. Ltd.	13,000	31,650
Kyoritsu Maintenance Co. Ltd.	1,300	21,619
Meitec Corp.	5,200	98,266
Nichii Gakkan Co.	7,800	87,615
Nishio Rent All Co. Ltd.	3,900	25,923
PARK24 Co. Ltd.	16,900	203,113
Pasona Group Inc.	52	53,186
Pronexus Inc.	2,600	13,363
So-net M3 Inc.	26	127,103
Sohgo Security Services Co. Ltd.	10,400	108,113
Temp Holdings Co. Ltd.	1,300	12,191
TKC Corp.	3,900	77,668
Toppan Forms Co. Ltd.	9,100	66,114
Weathernews Inc.	1,300	39,454
Zenrin Co. Ltd.	3,900	34,966

		1,177,880
COMPUTERS—0.93%
DTS Corp.	3,900	45,617
Ferrotec Corp.	3,900	36,071
Ines Corp.	3,900	27,229
Japan Digital Laboratory Co. Ltd.	1,300	12,309
Melco Holdings Inc.	1,300	34,212
Net One Systems Co. Ltd.	65	165,200
NS Solutions Corp.	2,600	52,482
OBIC Co. Ltd.	780	140,667
Roland DG Corp.	1,300	14,318

		528,105
COSMETICS & PERSONAL CARE—1.33%
Aderans Co Ltd(a)	3,900	40,442
Dr. Ci:Labo Co. Ltd.	13	79,125
Fancl Corp.	6,500	89,759
Kose Corp.	5,200	121,175
Lion Corp.	26,000	148,706
Mandom Corp.	2,600	65,343
Milbon Co. Ltd.	1,300	40,777
Pigeon Corp.	2,600	101,481
Pola Orbis Holdings Inc.	2,600	65,779

		752,587

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

DISTRIBUTION & WHOLESALE—2.22%
Canon Marketing Japan Inc.	5,200	57,875
Doshisha Co. Ltd.	2,600	67,621
Hakuto Co. Ltd.	1,300	11,689
Hanwa Co. Ltd.	26,000	109,854
Inaba Denki Sangyo Co. Ltd.	3,900	110,424
Inabata & Co. Ltd.	2,600	14,804
Itochu Enex Co. Ltd.	11,700	64,807
Iwatani Corp.	26,000	89,089
Japan Pulp & Paper Co. Ltd.	13,000	46,052
JFE Shoji Holdings Inc.	13,000	53,420
Kanematsu Corp.(a)	78,000	73,348
Matsuda Sangyo Co. Ltd.	2,660	39,747
Mitsuuroko Holdings Co. Ltd.	1,300	7,787
Nagase & Co. Ltd.	13,000	138,323
Nippon Gas Co. Ltd.	6,500	98,132
Paltac Corp.	1,300	24,382
Ryoyo Electro Corp.	1,300	11,906
Ship Healthcare Holdings Inc.	5,200	120,974
Sumikin Bussan Corp.	13,000	30,478
Trusco Nakayama Corp.	3,900	73,750
Yuasa Trading Co. Ltd.	13,000	17,416

		1,261,878
DIVERSIFIED FINANCIAL SERVICES—2.36%
AIFUL Corp.(a)(b)	18,850	26,225
Century Tokyo Leasing Corp.	7,880	152,768
Fuyo General Lease Co. Ltd.	2,600	87,046
GCA Savvian Group Corp.	13	14,050
Hitachi Capital Corp.	6,500	88,754
IBJ Leasing Co. Ltd.	3,900	79,276
Ichiyoshi Securities Co. Ltd.	7,800	38,282
Jaccs Co. Ltd.	26,000	78,372
Japan Securities Finance Co. Ltd.	14,300	65,762
Kenedix Inc.(a)	338	48,808
Marusan Securities Co. Ltd.	11,700	37,076
Matsui Securities Co. Ltd.	6,500	29,641
Okasan Securities Group Inc.	26,000	80,381
Orient Corp.(a)	39,000	34,162
Osaka Securities Exchange Co. Ltd.	39	220,546
Promise Co. Ltd.(a)	11,700	119,969
Ricoh Leasing Co. Ltd.	2,600	59,683
SPARX Group Co. Ltd.(a)	117	6,812
Tokai Tokyo Financial Holdings Inc.	26,000	71,004

		1,338,617
ELECTRIC—0.19%
Okinawa Electric Power Co. Inc. (The)	2,600	109,352

		109,352
ELECTRICAL COMPONENTS & EQUIPMENT—1.08%
Fujikura Ltd.	52,000	155,404
Funai Electric Co. Ltd.	2,600	54,927
HI-LEX Corp.	2,600	37,712
Hitachi Cable Ltd.(a)	26,000	53,587
Icom Inc.	1,300	33,325

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Nippon Signal Co. Ltd. (The)	6,500	35,669
Nissin Electric Co. Ltd.	1,000	5,603
NPC Inc.(b)	1,300	8,926
Sinfonia Technology Co. Ltd.	13,000	27,798
SWCC Showa Holdings Co. Ltd.(a)	26,000	23,445
Takaoka Electric Manufacturing Co. Ltd.	13,000	29,641
Tokyo Rope Manufacturing Co. Ltd.	26,000	52,918
Toshiba Tec Corp.	26,000	95,788

		614,743
ELECTRONICS—5.73%
Alps Electric Co. Ltd.	26,000	176,169
Anritsu Corp.(b)	13,000	144,184
Chiyoda Integre Co. Ltd.	2,600	33,191
CMK Corp.(a)	7,800	27,531
Cosel Co. Ltd.	3,900	49,585
Dai-ichi Seiko Co. Ltd.	1,300	38,164
Dainippon Screen Manufacturing Co. Ltd.	26,000	189,901
Eizo Nanao Corp.	2,600	50,171
Enplas Corp.	1,300	22,925
FDK Corp.(a)	13,000	13,397
Fujitsu General Ltd.	13,000	69,496
Furuno Electric Co. Ltd.	5,200	26,124
Futaba Corp.	5,200	88,353
HORIBA Ltd.	5,200	159,758
Hosiden Corp.	10,400	71,673
IDEC Corp.	2,600	25,923
JEOL Ltd.	13,000	34,162
Kaga Electronics Co. Ltd.	5,200	53,320
Koa Corp.	6,500	62,798
Kuroda Electric Co. Ltd.	5,200	54,860
Macnica Inc.	2,600	56,200
MARUWA Co. Ltd.	1,300	56,937
Meiko Electronics Co. Ltd.(a)	1,300	11,873
Minebea Co. Ltd.	52,000	226,407
Mitsumi Electric Co. Ltd.	10,400	72,879
Nichicon Corp.	9,100	94,833
Nihon Dempa Kogyo Co. Ltd.	2,600	35,870
Nippon Ceramic Co. Ltd.	1,300	23,478
Nippon Chemi-Con Corp.	26,000	93,443
Nissha Printing Co. Ltd.	3,900	48,329
Nitto Kogyo Corp.	5,200	61,559
Ryosan Co. Ltd.	5,200	114,945
Sanshin Electronics Co. Ltd.	5,200	42,334
Sanyo Denki Co. Ltd.	13,000	73,850
Sato Holding Corp.	1,300	15,574
Shinko Shoji Co. Ltd.	2,600	20,095
SIIX Corp.	1,300	16,679
Sodick Co. Ltd.	5,200	26,794
Star Micronics Co. Ltd.	6,500	59,449
Taiyo Yuden Co. Ltd.	13,000	104,663
Tamura Corp.	13,000	31,483
TOKO Inc.(a)	13,000	25,287
Tokyo Seimitsu Co. Ltd.	6,500	130,201
Toyo Corp.	5,200	53,320
ULVAC Inc.(a)	5,200	68,793
Wacom Co. Ltd.	65	101,063
Yamatake Corp.	9,100	194,238

		3,252,261

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

ENERGY - ALTERNATE SOURCES—0.02%
Japan Wind Development Co. Ltd.(a)(b)	13	10,701

		10,701
ENGINEERING & CONSTRUCTION—4.10%
Chudenko Corp.	5,200	55,128
COMSYS Holdings Corp.	16,900	168,064
Fudo Tetra Corp.(a)	15,600	30,545
Hibiya Engineering Ltd.	1,300	13,062
Japan Airport Terminal Co. Ltd.	6,500	93,025
Kandenko Co. Ltd.	13,000	54,425
Kyowa Exeo Corp.	13,000	123,754
Maeda Corp.	26,000	92,773
Maeda Road Construction Co. Ltd.	13,000	125,763
MIRAIT Holdings Corp.	5,200	39,990
NEC Networks & System Integration Corp.	1,300	19,559
Nippo Corp.	13,000	110,692
Nippon Koei Co. Ltd.	13,000	49,736
Nippon Road Co. Ltd. (The)	13,000	32,822
Nishimatsu Construction Co. Ltd.	52,000	82,391
Okumura Corp.	26,000	103,491
Penta-Ocean Construction Co. Ltd.(b)	45,500	140,081
Shinko Plantech Co. Ltd.	6,500	56,267
SHO-BOND Holdings Co. Ltd.	3,900	82,843
Taihei Kogyo Co. Ltd.	13,000	69,831
Taikisha Ltd.	5,200	119,165
Takasago Thermal Engineering Co. Ltd.	11,700	95,252
Takuma Co. Ltd.(a)	13,000	54,090
Toa Corp.	26,000	44,880
Toda Corp.	39,000	139,662
Tokyu Construction Co. Ltd.	16,380	39,668
Toshiba Plant Systems & Services Corp.	13,000	139,328
Toyo Construction Co. Ltd.	52,000	50,238
Toyo Engineering Corp.	26,000	92,773
Yahagi Construction Co. Ltd.	1,300	6,732

		2,326,030
ENTERTAINMENT—0.71%
Avex Group Holdings Inc.	6,500	72,845
Resorttrust Inc.	5,200	74,152
Shochiku Co. Ltd.	13,000	119,400
Toei Co. Ltd.	13,000	58,109
Tokyotokeiba Co. Ltd.	26,000	35,167
Yomiuri Land Co. Ltd.	13,000	40,525

		400,198
ENVIRONMENTAL CONTROL—0.16%
Asahi Holdings Inc.	3,900	77,267
Oyo Corp.	1,300	13,112

		90,379
FOOD—4.06%
Ariake Japan Co. Ltd.	3,900	73,147
Calbee Inc.	2,600	122,749
Ezaki Glico Co. Ltd.	13,000	151,887
Fuji Oil Co. Ltd.	9,100	129,062
House Foods Corp.	10,400	187,289
Itoham Foods Inc.	26,000	98,802

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

J-Oil Mills Inc.	13,000	36,004
Kato Sangyo Co. Ltd.	3,900	79,276
Kewpie Corp.	15,600	212,207
Marudai Food Co. Ltd.	13,000	45,047
Maruha Nichiro Holdings Inc.	65,000	113,036
MEGMILK SNOW BRAND Co. Ltd.	6,500	124,256
Meito Sangyo Co. Ltd.	1,300	16,461
Mitsui Sugar Co. Ltd.	13,000	44,712
Morinaga & Co. Ltd.	39,000	92,439
Morinaga Milk Industry Co. Ltd.	39,000	146,696
Nichirei Corp.	39,000	179,853
Nippon Beet Sugar Manufacturing Co. Ltd.	26,000	49,903
Nippon Flour Mills Co. Ltd.	26,000	114,209
Nippon Suisan Kaisha Ltd.	37,700	125,294
Nisshin OilliO Group Ltd. (The)	26,000	104,161
Prima Meat Packers Ltd.	26,000	39,186
Yokohama Reito Co. Ltd.	2,600	19,861

		2,305,537
FOREST PRODUCTS & PAPER—1.09%
Daio Paper Corp.	13,000	90,261
Hokuetsu Kishu Paper Co. Ltd.	19,500	121,326
Mitsubishi Paper Mills Ltd.(a)	52,000	47,559
Rengo Co. Ltd.	26,000	182,867
Sumitomo Forestry Co. Ltd.	20,800	173,892

		615,905
GAS—0.08%
Shizuoka Gas Co. Ltd.	6,500	42,954

		42,954
HAND & MACHINE TOOLS—1.34%
Asahi Diamond Industrial Co. Ltd.	5,200	69,530
DISCO Corp.	3,900	201,456
Hitachi Koki Co. Ltd.	9,100	65,645
Meidensha Corp.	26,000	91,099
Mori Seiki Co. Ltd.(b)	14,300	133,918
OSG Corp.	11,700	148,906
Union Tool Co.	2,600	47,425

		757,979
HEALTH CARE - PRODUCTS—1.08%
AS ONE Corp.	1,300	26,392
ASAHI INTECC CO. LTD.	1,300	33,325
Hogy Medical Co. Ltd.	1,300	52,667
Nakanishi Inc.	1,300	114,878
Nihon Kohden Corp.	6,500	147,784
Nipro Corp.(b)	15,600	125,395
Paramount Bed Holdings Co. Ltd.(a)	2,600	65,142
Topcon Corp.	10,400	48,631

		614,214
HEALTH CARE - SERVICES—0.17%
Ain Pharmaciez Inc.	1,300	57,272
Message Co. Ltd.	13	40,207

		97,479

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

HOLDING COMPANIES - DIVERSIFIED—0.07%
TOKAI Holdings Corp.	7,800	40,392

		40,392
HOME BUILDERS—0.51%
Haseko Corp.(a)	182,000	114,878
PanaHome Corp.	13,000	88,252
SxL Corp.(a)	13,000	34,832
Token Corp.	1,430	52,462

		290,424
HOME FURNISHINGS—1.64%
Alpine Electronics Inc.	6,500	73,767
Canon Electronics Inc.	3,900	99,422
Clarion Co. Ltd.(a)(b)	13,000	21,602
Daiwa Industries Ltd.	13,000	68,827
Foster Electric Co. Ltd.	3,900	55,965
France Bed Holdings Co. Ltd.	26,000	43,540
Hoshizaki Electric Co. Ltd.	3,900	97,010
Juki Corp.	26,000	60,286
JVC Kenwood Corp.(a)	14,340	58,372
Nidec Sankyo Corp.	13,000	87,247
Noritz Corp.	5,200	93,376
Pioneer Corp.(a)	36,400	172,552

		931,966
HOUSEHOLD PRODUCTS & WARES—0.18%
Mitsubishi Pencil Co. Ltd.	1,300	22,658
Pilot Corp.	39	81,185

		103,843
HOUSEWARES—0.31%
Noritake Co. Ltd.	13,000	37,679
Sangetsu Co. Ltd.	5,200	135,911

		173,590
INTERNET—2.05%
Access Co. Ltd.(a)	39	19,744
Bit-Isle Inc.	13	27,497
CyberAgent Inc.	78	252,297
Digital Garage Inc.(a)	26	82,056
Dwango Co. Ltd.	13	22,724
eAccess Ltd.	234	51,786
En-Japan Inc.	26	23,612
GMO Internet Inc.	9,100	34,581
Gurunavi Inc.	2,600	28,870
Internet Initiative Japan Inc.	13	49,133
kabu.com Securities Co. Ltd.	13,000	37,009
Kakaku.com Inc.	5,200	195,326
Macromill Inc.	2,600	27,531
Mixi Inc.	13	45,231
Monex Group Inc.	182	27,876
So-net Entertainment Corp.	26	97,228
Start Today Co. Ltd.	6,500	121,409
VeriSign Japan K.K.	52	16,987

		1,160,897

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

IRON & STEEL—1.16%
Aichi Steel Corp.	13,000	66,482
Godo Steel Ltd.	26,000	62,965
Kyoei Steel Ltd.	2,600	50,841
Mitsubishi Steel Manufacturing Co. Ltd.	26,000	67,989
Nippon Koshuha Steel Co. Ltd.	13,000	14,067
Nippon Metal Industry Co. Ltd.(a)	26,000	21,435
Nippon Yakin Kogyo Co. Ltd.(a)	19,500	29,641
Sanyo Special Steel Co. Ltd.	13,000	69,831
Tokyo Steel Manufacturing Co. Ltd.	11,700	97,060
TOPY Industries Ltd.	26,000	64,640
Yodogawa Steel Works Ltd.	26,000	113,204

		658,155
LEISURE TIME—1.54%
Accordia Golf Co. Ltd.	117	89,374
Daiichikosho Co. Ltd.	7,800	142,978
Fields Corp.	26	38,516
H.I.S. Co. Ltd.	3,900	95,553
Heiwa Corp.	7,800	137,351
Mars Engineering Corp.	1,300	21,854
Mizuno Corp.	13,000	65,142
PGM Holdings K.K.	78	54,157
Roland Corp.	3,900	33,007
Round One Corp.	7,800	45,415
Tokyo Dome Corp.(a)	26,000	57,272
Universal Entertainment Corp.	3,900	92,087

		872,706
LODGING—0.08%
Fujita Kanko Inc.	13,000	45,549

		45,549
MACHINERY—3.71%
Aichi Corp.	1,300	5,057
Aida Engineering Ltd.	11,700	59,231
Chugai Ro Co. Ltd.	13,000	44,042
CKD Corp.	9,100	65,762
Daifuku Co. Ltd.	13,000	66,984
Daihen Corp.	13,000	46,052
Denyo Co. Ltd.	1,300	16,327
Ebara Corp.	65,000	230,259
Fuji Machine Manufacturing Co. Ltd.	5,200	93,577
Furukawa Co. Ltd.(a)	52,000	42,200
Harmonic Drive Systems Inc.	1,300	23,595
Iseki & Co. Ltd.(a)	26,000	56,937
Komori Corp.	10,400	63,501
Makino Milling Machine Co. Ltd.	13,000	87,917
Max Co. Ltd.	13,000	149,710
Miura Co. Ltd.	5,200	147,366
Modec Inc.	3,900	63,752
Nippon Sharyo Ltd.	13,000	49,066
Nippon Thompson Co. Ltd.	13,000	71,673
Obara Group Inc.	2,600	29,172
Okuma Corp.	26,000	191,241
Shima Seiki Manufacturing Ltd.	3,900	66,114
Sintokogio Ltd.	7,800	70,736
Tadano Ltd.	17,000	107,961
Toshiba Machine Co. Ltd.	13,000	68,994

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Toyo Kanetsu K.K.	26,000	48,564
Tsubakimoto Chain Co.	26,000	137,318

		2,103,108
MACHINERY - DIVERSIFIED—0.06%
Torishima Pump Manufacturing Co. Ltd.	2,600	33,057

		33,057
MANUFACTURING—1.76%
Achilles Corp.	13,000	17,416
Amano Corp.	11,700	102,788
Bando Chemical Industries Ltd.	13,000	51,076
Glory Ltd.	10,400	215,958
Japan Cash Machine Co. Ltd.	1,300	10,533
JSP Corp.	1,300	17,851
Kureha Corp.	26,000	123,586
Nikkiso Co. Ltd.	13,000	107,678
Nippon Valqua Industries Ltd.	13,000	31,483
Nitta Corp.	3,900	70,082
Shin-Etsu Polymer Co. Ltd.	2,600	11,521
Tamron Co. Ltd.	2,600	67,721
Tenma Corp.	5,200	46,420
Tokai Rubber Industries Ltd.	5,200	60,554
Toyo Tanso Co. Ltd.	1,300	62,212

		996,879
MEDIA—0.49%
Gakken Holdings Co. Ltd.	13,000	25,287
Kadokawa Group Holdings Inc.(b)	2,600	89,123
SKY Perfect JSAT Holdings Inc.	260	130,787
Tohokushinsha Film Corp.	1,300	8,993
Tokyo Broadcasting System Holdings Inc.	1,300	15,540
USEN Corp.(a)	17,160	10,831

		280,561
METAL FABRICATE & HARDWARE—1.68%
Kitz Corp.	13,000	53,252
Misumi Group Inc.	13,000	275,306
Mitsui High-Tech Inc.	2,600	11,789
Nachi-Fujikoshi Corp.	26,000	117,558
Neturen Co. Ltd.	6,500	48,229
Oiles Corp.	5,280	98,009
Onoken Co. Ltd.	2,600	21,000
Ryobi Ltd.	26,000	98,802
Tocalo Co. Ltd.	2,600	56,602
Toho Zinc Co. Ltd.	26,000	100,477
Yamazen Corp.	10,400	72,611

		953,635
MINING—1.79%
Dowa Holdings Co. Ltd.	26,000	168,466
Mitsui Mining & Smelting Co. Ltd.	78,000	194,925
Nippon Coke & Engineering Co. Ltd.	26,000	33,492
Nippon Denko Co. Ltd.	13,000	56,769
Nippon Light Metal Co. Ltd.	78,000	100,477
Nittetsu Mining Co. Ltd.	13,000	50,908
OSAKA Titanium technologies Co. Ltd.	2,600	127,773
Pacific Metals Co. Ltd.	26,000	128,275

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Sumitomo Light Metal Industries Ltd.(a)	65,000	59,449
Toho Titanium Co. Ltd.	5,200	97,395

		1,017,929
OFFICE & BUSINESS EQUIPMENT—0.08%
Riso Kagaku Corp.	2,600	42,602

		42,602
OFFICE FURNISHINGS—0.35%
Kokuyo Co. Ltd.	15,600	109,319
Okamura Corp.	13,000	88,419

		197,738
OIL & GAS—0.07%
AOC Holdings Inc.	6,500	38,097

		38,097
PACKAGING & CONTAINERS—0.42%
FP Corp.	2,600	167,796
Fuji Seal International Inc.	3,900	71,539

		239,335
PHARMACEUTICALS—2.78%
EPS Co. Ltd.	26	52,583
Fuso Pharmaceutical Industries Ltd.	13,000	33,827
JCR Pharmaceuticals Co. Ltd.	1,300	10,851
Kaken Pharmaceutical Co. Ltd.	13,000	156,409
Kissei Pharmaceutical Co. Ltd.	1,300	24,918
Kobayashi Pharmaceutical Co. Ltd.	3,900	194,925
KYORIN Holdings Inc.	3,000	50,045
Mochida Pharmaceutical Co. Ltd.	13,000	138,155
Nichi-Iko Pharmaceutical Co. Ltd.	3,900	86,661
Nippon Shinyaku Co. Ltd.	13,000	147,198
Rohto Pharmaceutical Co. Ltd.	13,000	162,772
Sawai Pharmaceutical Co. Ltd.	2,600	273,296
Seikagaku Corp.	6,500	70,669
Taiko Pharmaceutical Co. Ltd.	1,300	14,318
Toho Holdings Co. Ltd.	6,500	82,475
Towa Pharmaceutical Co. Ltd.	1,300	57,272
Vital KSK Holdings Inc.	2,600	20,430

		1,576,804
REAL ESTATE—1.54%
Airport Facilities Co. Ltd.	2,600	10,115
Arnest One Corp.	6,500	65,059
Daibiru Corp.	9,100	59,784
Daikyo Inc.(a)	39,000	73,348
Goldcrest Co. Ltd.	2,730	44,310
Heiwa Real Estate Co. Ltd.	32,500	63,635
Hulic Co. Ltd.	9,100	100,460
Iida Home Max Co. Ltd.	1,300	10,249
Leopalace21 Corp.(a)(b)	20,800	46,353
Relo Holdings Inc.	1,300	33,157
Sankei Building Co. Ltd. (The)	5,200	20,497
Shoei Co. Ltd.	5,200	36,305
Sumitomo Real Estate Sales Co. Ltd.	1,300	50,322
TOC Co. Ltd.	13,000	57,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Toho Real Estate Co. Ltd.	2,600	13,765
Tokyo Tatemono Co. Ltd.	52,000	147,366
Tokyu Livable Inc.	3,900	29,942
Touei Housing Corp.	1,300	12,995

		875,436
REAL ESTATE INVESTMENT TRUSTS—5.03%
Advance Residence Investment Corp.	143	263,416
BLife Investment Corp.	13	78,037
DA Office Investment Corp.	39	80,532
Frontier Real Estate Investment Corp.	26	214,350
Fukuoka REIT Corp.	13	84,568
Global One Real Estate Investment Corp. Ltd.	13	82,307
Hankyu REIT Inc.	13	56,099
Heiwa Real Estate REIT Inc.	52	24,550
Industrial & Infrastructure Fund Investment Corp.	13	65,394
Japan Excellent Inc.	26	103,658
Japan Logistics Fund Inc.	26	209,996
Japan Rental Housing Investments Inc.	104	40,927
Kenedix Realty Investment Corp.	39	110,625
MID REIT Inc.	26	63,434
Mori Hills REIT Investment Corp.	26	82,994
MORI TRUST Sogo REIT Inc.	26	214,015
Nippon Accommodations Fund Inc.	26	169,471
Nomura Real Estate Residential Fund Inc.	13	53,671
ORIX JREIT Inc.	39	163,777
Premier Investment Corp.(b)	26	83,161
Sekisui House SI Investment Corp.	13	47,559
TOKYU REIT Inc.	26	118,060
Top REIT Inc.	26	115,381
United Urban Investment Corp.	312	329,965

		2,855,947
RETAIL—10.11%
Alpen Co. Ltd.	2,600	43,908
Aoki Holdings Inc.	3,900	57,322
Aoyama Trading Co. Ltd.	7,800	124,490
Arc Land Sakamoto Co. Ltd.	1,300	21,971
Arcs Co. Ltd.	5,200	97,931
Asahi Co. Ltd.	1,300	26,476
Askul Corp.	2,600	35,033
Autobacs Seven Co. Ltd.	3,900	179,351
Belluna Co. Ltd.	4,550	33,702
Best Denki Co. Ltd.(a)	13,000	33,827
BIC Camera Inc.	104	56,066
Cawachi Ltd.	2,600	50,104
Chiyoda Co. Ltd.	3,900	62,848
Circle K Sunkus Co. Ltd.	7,800	125,495
cocokara fine Inc.	1,300	34,313
Colowide Co. Ltd.	6,500	42,870
Daiei Inc. (The)(a)	11,700	41,899
DCM Holdings Co. Ltd.	13,000	97,462
Don Quijote Co. Ltd.	6,500	220,546
Doutor Nichires Holdings Co. Ltd.	5,200	65,712
Duskin Co. Ltd.	7,800	149,811
EDION Corp.	10,400	79,443
Fuji Co. Ltd.	2,600	61,224
Geo Holdings Corp.	52	55,463
Gulliver International Co. Ltd.	650	27,003
H2O Retailing Corp.	13,000	96,290
Heiwado Co. Ltd.	6,500	82,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Honeys Co. Ltd.	2,990	37,052
Izumi Co. Ltd.	7,800	114,443
Izumiya Co. Ltd.	13,000	64,305
Joshin Denki Co. Ltd.	13,000	143,514
K’s Holdings Corp.	7,800	301,028
Kappa Create Co. Ltd.	650	14,653
Kasumi Co. Ltd.	2,600	16,579
Keiyo Co. Ltd.(b)	6,500	38,600
Kisoji Co. Ltd.	3,900	70,384
Kohnan Shoji Co. Ltd.	3,900	61,391
Kojima Co. Ltd.	2,600	16,981
Komeri Co. Ltd.	5,200	156,877
Kura Corp.	1,300	16,177
Maruetsu Inc. (The)	13,000	46,387
Matsumotokiyoshi Co. Ltd.	5,200	100,611
Matsuya Co. Ltd.(a)(b)	5,200	29,138
Megane Top Co. Ltd.	3,900	46,671
MOS Food Services Inc.	5,200	101,749
Nishimatsuya Chain Co. Ltd.	7,800	58,578
Nissen Holdings Co. Ltd.	6,500	36,004
Pal Co. Ltd.	650	24,985
Parco Co. Ltd.	7,800	57,874
Paris Miki Holdings Inc.	5,200	42,669
Plenus Co. Ltd.	3,900	60,889
Point Inc.	2,340	95,855
Ringer Hut Co. Ltd.	2,600	35,334
Royal Holdings Co. Ltd.	1,300	15,306
Ryohin Keikaku Co. Ltd.	3,900	175,583
Saint Marc Holdings Co. Ltd.	1,300	50,071
Saizeriya Co. Ltd.	5,200	84,467
San-A & Co. Ltd.	1,300	49,937
Sankyo-Tateyama Holdings Inc.(a)	52,000	68,324
Seiko Holdings Corp.	13,000	25,454
Senshukai Co. Ltd.	6,500	43,540
Shimachu Co. Ltd.	6,500	141,588
Sugi Holdings Co. Ltd.	5,200	147,433
Sundrug Co. Ltd.	5,200	162,772
Toridoll Corp.	2,600	24,985
Tsuruha Holdings Inc.	2,600	134,639
United Arrows Ltd.	1,300	22,624
UNY Co. Ltd.	23,400	210,097
Valor Co. Ltd.	6,500	101,733
Watami Co. Ltd.	3,900	94,348
Xebio Co. Ltd.	3,900	88,771
Yellow Hat Ltd.	2,600	44,478
Yoshinoya Holdings Co. Ltd.	78	101,481
Zensho Holdings Co. Ltd.	11,700	154,633

		5,734,194
SEMICONDUCTORS—0.46%
Axell Corp.	1,300	26,911
Megachips Corp.	2,600	43,406
Mimasu Semiconductor Industry Co. Ltd.	3,900	31,449
Sanken Electric Co. Ltd.	13,000	43,037
Shindengen Electric Manufacturing Co. Ltd.	13,000	53,588
Shinko Electric Industries Co. Ltd.	7,800	57,272
V Technology Co. Ltd.	1	5,062

		260,725

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

SHIPBUILDING—0.70%
Hitachi Zosen Corp.	123,500	157,497
Mitsui Engineering & Shipbuilding Co. Ltd.	117,000	174,829
Namura Shipbuilding Co. Ltd.	7,800	29,641
Sasebo Heavy Industries Co. Ltd.	26,000	37,846

		399,813
SOFTWARE—1.16%
Capcom Co. Ltd.	6,500	162,688
Fuji Soft Inc.	3,900	64,808
NEC Mobiling Ltd.	1,300	42,418
Nihon Unisys Ltd.	10,400	64,305
NSD Co. Ltd.	6,500	50,406
Obic Business Consultants Co. Ltd.	1,300	55,765
SCSK Corp.	5,456	87,150
Simplex Technology Inc.	39	14,318
Systena Corp.	26	17,851
Tecmo Koei Holdings Co. Ltd.	5,200	41,664
Trans Cosmos Inc.	5,200	59,348

		660,721
STORAGE & WAREHOUSING—0.43%
Mitsui-Soko Co. Ltd.	26,000	91,434
Shibusawa Warehouse Co. Ltd. (The)	13,000	35,167
Sumitomo Warehouse Co. Ltd. (The)	26,000	119,232

		245,833
TELECOMMUNICATIONS—1.14%
AIPHONE Co. Ltd.	1,300	25,236
Denki Kogyo Co. Ltd.	13,000	43,875
Hikari Tsushin Inc.	3,900	97,462
Hitachi Kokusai Electric Inc.	13,000	101,482
IT Holdings Corp.	13,048	144,380
Japan Radio Co. Ltd.	13,000	28,803
MTI Ltd.	13	15,005
Oki Electric Industry Co. Ltd.(a)	117,000	93,443
T-Gaia Corp.	26	50,104
Uniden Corp.	13,000	48,229

		648,019
TEXTILES—1.23%
Daiwabo Holdings Co. Ltd.	26,000	59,951
Kurabo Industries Ltd.	39,000	74,353
Nisshinbo Holdings Inc.	15,000	123,663
Nitto Boseki Co. Ltd.	39,000	163,777
Seiren Co. Ltd.	10,400	61,492
Toyobo Co. Ltd.	130,000	172,485
Unitika Ltd.(a)	78,000	41,195

		696,916
TOYS, GAMES & HOBBIES—0.13%
Tomy Co. Ltd.	10,400	72,343

		72,343
TRANSPORTATION—2.26%
Daiichi Chuo Kisen Kaisha(a)	13,000	16,411
Fukuyama Transporting Co. Ltd.	26,000	144,016
Hitachi Transport System Ltd.	7,800	128,911
Iino Kaiun Kaisha Ltd.	14,300	64,841

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2011

Kintetsu World Express Inc.	2,600	75,793
Nippon Konpo Unyu Soko Co. Ltd.	2,600	24,215
Nishi-Nippon Railroad Co. Ltd.	52,000	244,493
Sankyu Inc.	39,000	144,184
Seino Holdings Co. Ltd.	26,000	184,542
Shinwa Kaiun Kaisha Ltd.	13,000	17,416
Sotetsu Holdings Inc.	65,000	202,628
Yusen Air & Sea Service Co. Ltd.	2,600	32,789

		1,280,239
VENTURE CAPITAL—0.12%
JAFCO Co. Ltd.	3,900	69,580

		69,580

TOTAL COMMON STOCKS
(Cost: $60,794,897)		56,251,983

SHORT-TERM INVESTMENTS—1.51%

MONEY MARKET FUNDS—1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	746,907	746,907
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	62,272	62,272
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	49,229	49,229

		858,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $858,408)		858,408

TOTAL INVESTMENTS IN SECURITIES—100.66%
(Cost: $61,653,305)		57,110,391
Other Assets, Less Liabilities—(0.66)%		(376,698)

NET ASSETS—100.00%		$56,733,693

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.56%

AGRICULTURE—9.32%
British American Tobacco (Malaysia) Bhd	872,200	$12,759,887
Genting Plantations Bhd	1,738,600	4,447,009
IOI Corp. Bhd	24,500,330	38,617,793
Kuala Lumpur Kepong Bhd	3,668,700	24,815,809

		80,640,498
AIRLINES—1.28%
AirAsia Bhd	9,543,400	11,079,171

		11,079,171
AUTO MANUFACTURERS—0.97%
UMW Holdings Bhd	4,015,100	8,438,216

		8,438,216
BANKS—27.41%
Alliance Financial Group Bhd	7,093,800	7,922,916
AMMB Holdings Bhd	12,660,737	23,660,462
CIMB Group Holdings Bhd	36,896,964	82,883,222
Hong Leong Bank Bhd	4,344,240	14,296,288
Malayan Banking Bhd	25,700,220	67,110,847
Public Bank Bhd Foreign	8,092,100	31,823,580
RHB Capital Bhd	4,185,000	9,624,776

		237,322,091
BUILDING MATERIALS—0.82%
Lafarge Malayan Cement Bhd	3,244,560	7,084,237

		7,084,237
CHEMICALS—3.99%
Petronas Chemicals Group Bhd	18,329,000	34,541,674

		34,541,674
COMMERCIAL SERVICES—1.85%
PLUS Expressways Bhd	11,455,600	16,038,200

		16,038,200
DIVERSIFIED FINANCIAL SERVICES—1.25%
Bursa Malaysia Bhd	2,435,900	5,035,036
Hong Leong Financial Group Bhd	1,608,000	5,767,249

		10,802,285
ELECTRIC—5.39%
Tenaga Nasional Bhd	20,836,412	37,038,140
YTL Power International Bhd	16,683,975	9,658,176

		46,696,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2011

ENGINEERING & CONSTRUCTION—2.16%
Gamuda Bhd	12,619,400	12,148,927
Malaysia Airports Holdings Bhd	3,360,300	6,544,048

		18,692,975
ENTERTAINMENT—0.86%
Berjaya Sports Toto Bhd	5,674,850	7,427,207

		7,427,207
FOOD—2.11%
PPB Group Bhd	3,621,466	18,298,173

		18,298,173
GAS—2.54%
Petronas Gas Bhd	5,289,100	21,965,116

		21,965,116
HOLDING COMPANIES - DIVERSIFIED—11.25%
Berjaya Corp. Bhd	19,350,500	6,087,935
IJM Corp. Bhd	8,918,840	16,583,402
MMC Corp. Bhd	5,813,800	4,627,627
Sime Darby Bhd	20,652,625	58,478,410
YTL Corp. Bhd	25,488,205	11,627,465

		97,404,839
LODGING—9.43%
Genting Bhd	15,602,400	53,799,687
Genting Malaysia Bhd	22,608,600	27,811,743

		81,611,430
OIL & GAS—1.14%
Petronas Dagangan Bhd	1,896,800	9,846,531

		9,846,531
OIL & GAS SERVICES—0.75%
Malaysia Marine and Heavy Engineering Holdings Bhd	3,665,800	6,458,543

		6,458,543
REAL ESTATE—2.03%
SP Setia Bhd	8,835,500	10,674,318
UEM Land Holdings Bhd(a)	9,905,700	6,856,234

		17,530,552
RETAIL—0.85%
Parkson Holdings Bhd(a)	4,176,271	7,384,189

		7,384,189
TELECOMMUNICATIONS—11.35%
Axiata Group Bhd	19,391,900	31,114,894
DiGi.Com Bhd	23,751,300	26,303,154
Maxis Communications Bhd	17,183,400	29,733,742
Telekom Malaysia Bhd	8,196,300	11,139,851

		98,291,641

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2011

TRANSPORTATION—2.81%
Bumi Armada Bhd(a)	6,709,000	8,527,406
MISC Bhd	8,522,620	15,766,244

		24,293,650

TOTAL COMMON STOCKS
(Cost: $498,141,592)		861,847,534

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	80,562	80,562

		80,562

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,562)		80,562

TOTAL INVESTMENTS IN SECURITIES—99.57%
(Cost: $498,222,154)		861,928,096
Other Assets, Less Liabilities—0.43%		3,732,503

NET ASSETS—100.00%		$865,660,599

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.96%

AIRLINES—0.04%
Grupo Aeromexico SAB de CV(a)	200,000	$377,281

		377,281
BANKS—1.15%
Compartamos SAB de CV	9,440,000	12,701,860

		12,701,860
BEVERAGES—14.08%
Arca Continental SAB de CV	3,300,078	15,006,323
Coca-Cola FEMSA SAB de CV Class L	1,500,000	13,709,214
Fomento Economico Mexicano SAB de CV BD Units	13,600,008	92,959,645
Grupo Modelo SAB de CV Series C	5,240,056	33,469,512

		155,144,694
BUILDING MATERIALS—2.79%
Cemex SAB de CV CPO(a)(b)	65,740,095	30,712,427

		30,712,427
CHEMICALS—1.90%
Mexichem SAB de CV	6,000,031	20,908,234

		20,908,234
DIVERSIFIED FINANCIAL SERVICES—6.77%
Bolsa Mexicana de Valores SAB de CV	3,340,000	5,677,911
Financiera Independencia SAB de CV(b)	901,068	471,423
Grupo Financiero Banorte SAB de CV Series O	11,860,000	41,022,519
Grupo Financiero Inbursa SAB de CV Series O	15,180,000	27,438,721

		74,610,574
ENGINEERING & CONSTRUCTION—3.38%
Empresas ICA SAB de CV(a)(b)	4,040,074	5,352,708
Grupo Aeroportuario del Centro Norte SAB de CV	1,700,000	2,988,917
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,020,000	17,493,132
Grupo Aeroportuario del Sureste SAB de CV	420,000	2,398,532
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	134,453	7,579,116
Promotora y Operadora Infraestructura SAB de CV(a)	340,000	1,415,790

		37,228,195
FOOD—3.38%
Alsea SAB de CV(b)	4,220,045	4,278,880
Gruma SAB de CV Series B(a)(b)	1,900,069	3,923,124
Grupo Bimbo SAB de CV Series A(b)	13,760,000	28,501,901
Grupo Herdez SAB de CV(b)	280,000	511,068

		37,214,973

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

November 30, 2011

FOREST PRODUCTS & PAPER—2.23%
Kimberly-Clark de Mexico SAB de CV Series A	4,620,000	24,579,538

		24,579,538
HOLDING COMPANIES - DIVERSIFIED—3.51%
Alfa SAB de CV Series A	2,280,000	26,879,565
Grupo Carso SAB de CV Series A1	5,080,030	11,795,306

		38,674,871
HOME BUILDERS—1.28%
Consorcio ARA SAB de CV(b)	7,920,000	2,241,047
Corporacion Geo SAB de CV Series B(a)(b)	3,300,460	3,815,856
Desarrolladora Homex SAB de CV(a)(b)	1,360,030	2,687,830
Urbi Desarrollos Urbanos SAB de CV(a)	4,620,000	5,392,519

		14,137,252
IRON & STEEL—0.23%
Compania Minera Autlan SAB de CV Series B(b)	320,000	431,515
Grupo Simec SAB de CV Series B(a)(b)	880,000	2,144,428

		2,575,943
MACHINERY—0.50%
Industrias CH SAB de CV Series B(a)(b)	1,660,000	5,468,992

		5,468,992
MEDIA—5.46%
Grupo Televisa SAB CPO	12,860,099	53,626,389
TV Azteca SAB de CV CPO(b)	10,380,000	6,516,757

		60,143,146
MINING—11.29%
Grupo Mexico SAB de CV Series B	23,781,015	64,574,705
Industrias Penoles SAB de CV	942,000	43,101,074
Minera Frisco SAB de CV Series A1(a)	4,580,030	16,739,580

		124,415,359
PHARMACEUTICALS—0.83%
Genomma Lab Internacional SAB de CV Series B(a)	4,280,000	9,149,262

		9,149,262
RETAIL—17.04%
Controladora Comercial Mexicana SAB de CV BC Units(a)(b)	5,520,000	7,996,817
El Puerto de Liverpool SA de CV	1,280,000	9,225,455
Grupo Elektra SA de CV(b)	508,000	50,278,180
Grupo Famsa SAB de CV Series A(a)(b)	1,560,015	1,432,324
Wal-Mart de Mexico SAB de CV Series V	43,700,000	118,823,503

		187,756,279
TELECOMMUNICATIONS—24.10%
America Movil SAB de CV Series L	219,380,070	261,559,343
Axtel SAB de CV CPO(a)(b)	10,694,400	3,443,756
Telefonos de Mexico SAB de CV Series L	728,700	547,701

		265,550,800

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

November 30, 2011

TOTAL COMMON STOCKS
(Cost: $1,261,312,054)		1,101,349,680

SHORT-TERM INVESTMENTS—4.78%

MONEY MARKET FUNDS—4.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	48,517,409	48,517,409
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	4,045,070	4,045,070
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	101,811	101,811

		52,664,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,664,290)		52,664,290

TOTAL INVESTMENTS IN SECURITIES—104.74%
(Cost: $1,313,976,344)		1,154,013,970
Other Assets, Less Liabilities—(4.74)%		(52,173,845)

NET ASSETS—100.00%		$1,101,840,125

CPO - Certificates of Participation (Ordinary)

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.78%

BANKS—0.13%
SNS REAAL NV(a)	46,239	$102,393

		102,393
BEVERAGES—6.55%
Heineken Holding NV	36,309	1,458,501
Heineken NV	79,898	3,748,820

		5,207,321
BUILDING MATERIALS—0.20%
Wavin NV(a)	14,651	157,780

		157,780
CHEMICALS—7.48%
Akzo Nobel NV	71,253	3,598,816
Koninklijke DSM NV	48,321	2,345,607

		5,944,423
COMMERCIAL SERVICES—1.78%
Brunel International NV	3,185	105,923
Randstad Holding NV	37,219	1,157,615
USG People NV	20,578	152,079

		1,415,617
DIVERSIFIED FINANCIAL SERVICES—0.27%
BinckBank NV	15,743	159,685
KAS Bank NV CVA	4,732	53,444

		213,129
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
TKH Group NV	13,650	297,950

		297,950
ELECTRONICS—7.86%
Koninklijke Philips Electronics NV	308,399	6,248,030

		6,248,030
ENGINEERING & CONSTRUCTION—1.75%
Arcadis NV	17,927	320,600
Grontmij NV	5,460	39,977
Heijmans NV	4,641	47,343
Koninklijke BAM Groep NV	69,615	239,903
Royal Boskalis Westminster NV CVA	22,204	744,558

		1,392,381
FOOD—27.88%
Amsterdam Commodities NV	7,735	105,687

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

November 30, 2011

CSM NV CVA	20,657	271,679
Koninklijke Ahold NV	278,096	3,541,811
Koninklijke Wessanen NV	28,938	105,217
Nutreco NV	11,557	756,481
Sligro Food Group NV	11,921	343,416
Unilever NV CVA	500,409	17,039,365

		22,163,656
HOLDING COMPANIES - DIVERSIFIED—1.29%
Imtech NV	23,933	612,775
Kardan NV(a)	15,532	38,032
Kendrion NV	4,004	93,220
Tetragon Financial Group Ltd.	44,590	281,809

		1,025,836
INSURANCE—14.84%
AEGON NV(a)	524,028	2,278,508
Delta Lloyd NV	30,849	540,064
ING Groep NV CVA(a)	1,162,525	8,981,154

		11,799,726
LEISURE TIME—0.11%
Accell Group	4,823	85,214

		85,214
MANUFACTURING—0.95%
Aalberts Industries NV	30,303	491,956
Koninklijke Ten Cate NV	9,009	260,377

		752,333
MEDIA—5.35%
Reed Elsevier NV	221,949	2,617,583
Wolters Kluwer NV	94,276	1,637,135

		4,254,718
METAL FABRICATE & HARDWARE—0.14%
Advanced Metallurgical Group NV(a)(b)	9,646	109,905

		109,905
OIL & GAS SERVICES—2.89%
Fugro NV CVA	21,203	1,184,939
SBM Offshore NV	51,870	1,111,611

		2,296,550
PHARMACEUTICALS—0.36%
Mediq NV	18,746	289,192

		289,192
REAL ESTATE INVESTMENT TRUSTS—2.72%
Corio NV	18,382	817,202
Eurocommercial Properties NV	12,831	433,193
Nieuwe Steen Investments NV	15,805	209,376
VastNed Retail NV	5,733	255,680
Wereldhave NV	6,370	442,469

		2,157,920

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

November 30, 2011

RETAIL—0.16%
Beter Bed Holding NV	6,643	129,934

		129,934
SEMICONDUCTORS—5.57%
ASM International NV	20,657	558,512
ASML Holding NV	93,730	3,657,173
BE Semiconductor Industries NV	31,668	210,251

		4,425,936
SOFTWARE—0.74%
Exact Holding NV	7,644	170,814
TomTom NV(a)(b)	33,718	138,619
Unit 4 NV	10,647	280,558

		589,991
TELECOMMUNICATIONS—7.30%
Koninklijke KPN NV	473,867	5,798,477

		5,798,477
TRANSPORTATION—3.08%
PostNL NV	107,289	372,622
Royal Vopak NV	23,569	1,294,320
TNT Express NV	108,939	785,008

		2,451,950

TOTAL COMMON STOCKS
(Cost: $125,324,406)		79,310,362

WARRANTS—0.00%

REAL ESTATE INVESTMENT TRUSTS—0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)(a)	6,200	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS—0.34%

MONEY MARKET FUNDS—0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	247,352	247,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	20,622	20,622

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	4,936	4,936

		272,910

TOTAL SHORT-TERM INVESTMENTS
(Cost: $272,910)		272,910

TOTAL INVESTMENTS IN SECURITIES—100.12%
(Cost: $125,597,316)		79,583,273
Other Assets, Less Liabilities—(0.12)%		(94,843)

NET ASSETS—100.00%		$79,488,430

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.36%

AUSTRALIA—65.54%
AGL Energy Ltd.	1,157,445	$16,955,765
Alumina Ltd.	6,204,813	8,637,051
Amcor Ltd.	3,097,467	23,101,534
AMP Ltd.	7,115,817	30,336,842
Asciano Group	7,407,114	11,604,231
ASX Ltd.	439,749	13,674,605
Australia and New Zealand Banking Group Ltd.	6,642,960	135,803,892
Bendigo and Adelaide Bank Ltd.	919,548	8,482,976
BGP Holdings PLC(a)(b)	27,004,595	3,635
BHP Billiton Ltd.	8,117,601	291,205,411
BlueScope Steel Ltd.	3,740,563	1,460,219
Boral Ltd.	1,837,227	6,605,845
Brambles Ltd.	3,738,267	27,112,685
Caltex Australia Ltd.	341,226	4,469,406
Campbell Brothers Ltd.	169,545	8,456,131
CFS Retail Property Trust	4,620,702	8,734,203
Coca-Cola Amatil Ltd.	1,431,654	17,178,230
Cochlear Ltd.	143,913	8,205,225
Commonwealth Bank of Australia	3,937,983	191,756,318
Computershare Ltd.	1,114,725	9,161,261
Crown Ltd.	1,180,674	9,945,837
CSL Ltd.	1,324,587	42,441,758
Dexus Property Group	12,240,081	10,876,719
Echo Entertainment Group Ltd.(a)	1,713,873	6,426,419
Fairfax Media Ltd.(c)	5,652,924	4,790,983
Fortescue Metals Group Ltd.	3,161,013	14,742,789
Foster’s Group Ltd.	4,885,833	27,003,397
Goodman Group	17,801,691	10,881,173
GPT Group	4,415,913	14,244,515
Harvey Norman Holdings Ltd.	1,305,363	2,816,100
Iluka Resources Ltd.	1,066,398	15,994,464
Incitec Pivot Ltd.	4,130,223	13,619,966
Insurance Australia Group Ltd.	5,258,031	15,556,544
James Hardie Industries SE(a)	1,100,841	7,576,993
Leighton Holdings Ltd.	381,009	7,890,841
Lend Lease Group	1,372,647	10,223,377
Lynas Corp. Ltd.(a)	4,364,649	5,447,825
Macquarie Group Ltd.	882,168	20,970,663
MAp Group	930,762	3,279,671
Metcash Ltd.	1,912,254	7,916,772
Mirvac Group	8,647,596	11,282,273
National Australia Bank Ltd.	5,563,479	133,796,690
Newcrest Mining Ltd.	1,935,216	68,786,474
OneSteel Ltd.	3,430,683	2,907,582
Orica Ltd.	920,349	23,958,336
Origin Energy Ltd.	2,685,753	39,068,508
OZ Minerals Ltd.	825,831	8,831,601
Qantas Airways Ltd.(a)	2,814,447	4,380,294
QBE Insurance Group Ltd.	2,762,382	38,196,740
QR National Ltd.	4,307,511	14,956,866
Ramsay Health Care Ltd.	332,949	6,351,658
Rio Tinto Ltd.	1,104,312	71,414,275
Santos Ltd.	2,382,174	32,009,488
Sims Metal Management Ltd.	416,520	5,472,729
Sonic Healthcare Ltd.	936,636	11,074,998
SP AusNet	3,559,644	3,455,699

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2011

Stockland Corp. Ltd.	6,018,981	20,961,395
Suncorp Group Ltd.	3,258,468	27,549,315
Tabcorp Holdings Ltd.	1,694,916	4,910,150
Tatts Group Ltd.	3,283,299	7,757,750
Telstra Corp. Ltd.	10,973,967	35,624,456
Toll Holdings Ltd.	1,695,717	8,135,191
Transurban Group	3,289,173	18,922,227
Wesfarmers Ltd.	2,537,835	79,491,064
Westfield Group	5,541,051	46,677,061
Westfield Retail Trust	7,304,586	19,135,213
Westpac Banking Corp.	7,657,293	161,810,635
Woodside Petroleum Ltd.	1,601,733	53,971,125
Woolworths Ltd.	3,066,495	77,558,217
WorleyParsons Ltd.	490,746	12,901,035

		2,126,941,316
HONG KONG—20.28%
AIA Group Ltd.	21,306,600	64,532,240
ASM Pacific Technology Ltd.(c)	507,300	5,480,445
Bank of East Asia Ltd. (The)(c)	3,898,320	13,010,276
BOC Hong Kong (Holdings) Ltd.	9,345,000	20,527,632
Cathay Pacific Airways Ltd.	2,937,000	5,121,950
Cheung Kong (Holdings) Ltd.	3,471,000	38,189,705
Cheung Kong Infrastructure Holdings Ltd.	1,068,000	5,865,038
CLP Holdings Ltd.	4,806,000	42,185,004
First Pacific Co. Ltd.	5,340,000	5,789,493
Foxconn International Holdings Ltd.(a)	5,340,000	3,289,641
Galaxy Entertainment Group Ltd.(a)(c)	3,204,000	5,917,232
Hang Lung Group Ltd.(c)	2,136,000	11,166,922
Hang Lung Properties Ltd.	6,141,736	18,009,335
Hang Seng Bank Ltd.(c)	1,922,400	23,116,764
Henderson Land Development Co. Ltd.	2,403,056	11,527,746
Hong Kong and China Gas Co. Ltd. (The)	12,015,089	27,443,635
Hong Kong Exchanges and Clearing Ltd.(c)	2,589,900	40,736,257
Hopewell Holdings Ltd.	1,335,000	3,426,995
Hutchison Whampoa Ltd.	5,607,000	47,052,505
Hysan Development Co. Ltd.	1,602,000	4,996,270
Kerry Properties Ltd.	1,869,000	6,321,741
Li & Fung Ltd.(c)	14,419,200	28,706,735
Lifestyle International Holdings Ltd.	1,468,500	3,339,088
Link REIT (The)	5,607,000	19,866,613
MTR Corp. Ltd.	3,604,500	11,612,465
New World Development Co. Ltd.	9,078,941	7,414,478
NWS Holdings Ltd.	3,471,000	4,838,999
Orient Overseas International Ltd.	534,000	2,348,762
PCCW Ltd.	9,879,000	3,544,777
Power Assets Holdings Ltd.	3,471,000	25,712,764
Sands China Ltd.(a)	6,087,600	17,028,526
Shangri-La Asia Ltd.	3,739,000	6,732,172
Sino Land Co. Ltd.	7,476,800	9,096,589
SJM Holdings Ltd.	4,272,000	6,867,726
Sun Hung Kai Properties Ltd.	3,471,000	41,604,681
Swire Pacific Ltd. Class A	1,869,000	22,258,298
Wharf (Holdings) Ltd. (The)	3,738,600	17,573,896
Wheelock and Co. Ltd.	2,403,000	6,227,310
Wing Hang Bank Ltd.	400,500	3,219,246
Wynn Macau Ltd.(a)(c)	3,951,600	10,951,962
Yue Yuen Industrial (Holdings) Ltd.	1,869,000	5,372,278

		658,024,191

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2011

NEW ZEALAND—0.89%
Auckland International Airport Ltd.	2,179,788	3,965,796
Chorus Ltd.(a)	969,103	2,478,941
Contact Energy Ltd.(a)	820,758	3,394,900
Fletcher Building Ltd.	1,708,266	7,862,805
Sky City Entertainment Group Ltd.	1,396,677	3,670,396
Telecom Corp. of New Zealand Ltd.	4,812,141	7,595,120

		28,967,958
SINGAPORE—12.65%
Ascendas Real Estate Investment Trust(c)	4,539,813	7,228,268
CapitaLand Ltd.	6,408,000	12,603,442
CapitaMall Trust Management Ltd.(c)	5,607,000	7,636,461
CapitaMalls Asia Ltd.(c)	3,471,000	3,440,523
City Developments Ltd.	1,335,000	10,106,927
ComfortDelGro Corp. Ltd.(c)	4,806,000	5,251,434
COSCO Corp. (Singapore) Ltd.(c)	2,670,104	1,833,906
DBS Group Holdings Ltd.	4,539,000	43,928,663
Fraser and Neave Ltd.	2,403,150	11,929,002
Genting Singapore PLC(a)(c)	15,486,400	18,190,854
Global Logistic Properties Ltd.(a)	4,539,000	6,447,594
Golden Agri-Resources Ltd.	17,088,987	9,336,422
Hutchison Port Holdings Trust	13,083,000	7,718,970
Jardine Cycle & Carriage Ltd.	267,000	9,519,266
Keppel Corp. Ltd.	3,528,200	25,361,734
Keppel Land Ltd.(c)	1,869,000	3,500,956
Neptune Orient Lines Ltd.(c)	2,136,750	1,726,077
Noble Group Ltd.(c)	9,879,708	8,790,530
Olam International Ltd.	3,738,600	6,682,064
Oversea-Chinese Banking Corp. Ltd.	6,408,600	39,864,618
SembCorp Industries Ltd.	2,403,240	7,784,153
SembCorp Marine Ltd.(c)	2,136,200	6,152,256
Singapore Airlines Ltd.	1,335,800	10,696,826
Singapore Exchange Ltd.(c)	2,136,000	10,252,800
Singapore Press Holdings Ltd.(c)	3,738,517	11,408,860
Singapore Technologies Engineering Ltd.	3,738,000	7,789,627
Singapore Telecommunications Ltd.	20,025,328	47,982,640
StarHub Ltd.	1,602,000	3,538,466
United Overseas Bank Ltd.	3,204,000	38,010,381
UOL Group Ltd.	1,068,000	3,509,292
Wilmar International Ltd.(c)	4,806,000	18,980,183
Yangzijiang Shipbuilding (Holdings) Ltd.	4,806,000	3,300,902

		410,504,097

TOTAL COMMON STOCKS
(Cost: $3,015,913,370)		3,224,437,562

SHORT-TERM INVESTMENTS—3.24%

MONEY MARKET FUNDS—3.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	96,241,506	96,241,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	8,023,998	8,023,998

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	942,524	942,524

		105,208,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,208,028)		105,208,028

TOTAL INVESTMENTS IN SECURITIES—102.60%
(Cost: $3,121,121,398)		3,329,645,590
Other Assets, Less Liabilities—(2.60)%		(84,400,136)

NET ASSETS—100.00%		$3,245,245,454

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

AGRICULTURE—6.74%
Golden Agri-Resources Ltd.	58,045,628	$31,712,733
Wilmar International Ltd.(a)	16,055,000	63,405,503

		95,118,236
AIRLINES—2.80%
Singapore Airlines Ltd.	4,940,467	39,562,296

		39,562,296
BANKS—29.17%
DBS Group Holdings Ltd.	15,014,500	145,311,063
Oversea-Chinese Banking Corp. Ltd.	21,595,000	134,331,434
United Overseas Bank Ltd.(a)	11,115,000	131,861,854

		411,504,351
DISTRIBUTION & WHOLESALE—3.12%
Jardine Cycle & Carriage Ltd.	1,235,000	44,031,063

		44,031,063
DIVERSIFIED FINANCIAL SERVICES—2.52%
Singapore Exchange Ltd.(a)	7,410,000	35,568,000

		35,568,000
ENGINEERING & CONSTRUCTION—3.99%
SembCorp Industries Ltd.	8,645,000	28,001,366
Singapore Technologies Engineering Ltd.	13,585,000	28,309,815

		56,311,181
FOOD—1.57%
Olam International Ltd.(a)	12,350,000	22,073,366

		22,073,366
HOLDING COMPANIES - DIVERSIFIED—10.31%
Hutchison Port Holdings Trust(a)	45,695,000	26,960,050
Keppel Corp. Ltd.(a)	12,350,100	88,776,133
Noble Group Ltd.(a)	33,345,999	29,669,806

		145,405,989
LODGING—6.41%
City Developments Ltd.(a)	3,705,000	28,049,561
Genting Singapore PLC(a)(b)	53,105,400	62,379,416

		90,428,977
MEDIA—2.95%
Singapore Press Holdings Ltd.(a)	13,618,000	41,558,150

		41,558,150

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2011

REAL ESTATE—9.87%
CapitaLand Ltd.(a)	22,230,000	43,722,614
CapitaMalls Asia Ltd.(a)	12,350,000	12,241,561
Fraser and Neave Ltd.	7,410,000	36,782,517
Global Logistic Properties Ltd.(a)(b)	16,055,000	22,805,932
Keppel Land Ltd.(a)	6,175,000	11,566,829
UOL Group Ltd.	3,705,000	12,174,088

		139,293,541
REAL ESTATE INVESTMENT TRUSTS—3.46%
Ascendas Real Estate Investment Trust(a)	14,820,335	23,596,865
CapitaMall Trust Management Ltd.(a)	18,525,800	25,231,236

		48,828,101
SHIPBUILDING—2.36%
SembCorp Marine Ltd.(a)	7,410,000	21,340,800
Yangzijiang Shipbuilding (Holdings) Ltd.(a)	17,290,000	11,875,278

		33,216,078
TELECOMMUNICATIONS—12.52%
Singapore Telecommunications Ltd.	69,160,568	165,715,468
StarHub Ltd.	4,940,000	10,911,376

		176,626,844
TRANSPORTATION—2.09%
ComfortDelGro Corp. Ltd.(a)	16,055,000	17,543,025
COSCO Corp. (Singapore) Ltd.(a)	8,645,000	5,937,639
Neptune Orient Lines Ltd.(a)	7,410,499	5,986,237

		29,466,901

TOTAL COMMON STOCKS
(Cost: $1,496,573,257)		1,408,993,074

SHORT-TERM INVESTMENTS—8.24%

MONEY MARKET FUNDS—8.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	106,575,722	106,575,722
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	8,885,599	8,885,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	756,059	756,059

		116,217,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $116,217,380)	116,217,380

TOTAL INVESTMENTS IN SECURITIES—108.12%
(Cost: $1,612,790,637)	1,525,210,454
Other Assets, Less Liabilities—(8.12)%	(114,505,568)

NET ASSETS—100.00%	$1,410,704,886

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.79%

BANKS—11.57%
Absa Group Ltd.	585,230	$10,369,564
FirstRand Ltd.	5,742,560	14,216,802
Nedbank Group Ltd.	413,477	7,320,183
Standard Bank Group Ltd.	2,425,195	29,526,066

		61,432,615
BUILDING MATERIALS—0.68%
Pretoria Portland Cement Co. Ltd.	1,074,685	3,590,798

		3,590,798
COAL—1.07%
Exxaro Resources Ltd.	255,655	5,675,470

		5,675,470
DIVERSIFIED FINANCIAL SERVICES—2.60%
African Bank Investments Ltd.	1,474,376	6,342,616
Investec Ltd.	477,942	2,801,998
RMB Holdings Ltd.	1,437,899	4,651,700

		13,796,314
ELECTRONICS—0.53%
Reunert Ltd.	365,255	2,828,683

		2,828,683
ENGINEERING & CONSTRUCTION—0.63%
Aveng Ltd.	760,558	3,325,372

		3,325,372
FOOD—5.43%
Shoprite Holdings Ltd.	830,346	13,992,977
SPAR Group Ltd. (The)	350,031	4,862,292
Tiger Brands Ltd.	329,855	9,977,821

		28,833,090
FOREST PRODUCTS & PAPER—0.62%
Sappi Ltd.(a)	1,094,169	3,316,790

		3,316,790
HEALTH CARE - PRODUCTS—1.30%
Aspen Pharmacare Holdings Ltd.(a)	574,514	6,914,385

		6,914,385
HEALTH CARE - SERVICES—1.27%
Life Healthcare Group Holdings Ltd.	1,486,169	3,917,853
Netcare Ltd.	1,766,093	2,845,811

		6,763,664

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2011

HOLDING COMPANIES - DIVERSIFIED—7.00%
Barloworld Ltd.	423,113	3,782,482
Bidvest Group Ltd.	633,503	12,315,322
Imperial Holdings Ltd.	361,592	5,284,076
Remgro Ltd.	882,061	13,287,414
RMI Holdings	1,513,257	2,492,588

		37,161,882
HOME FURNISHINGS—1.24%
Steinhoff International Holdings Ltd.(a)	2,267,846	6,614,172

		6,614,172
INSURANCE—4.40%
Discovery Holdings Ltd.	602,855	3,175,526
Liberty Holdings Ltd.	233,211	2,277,182
MMI Holdings Ltd.	2,144,414	4,432,473
Sanlam Ltd.	3,636,245	13,460,673

		23,345,854
IRON & STEEL—2.46%
ArcelorMittal South Africa Ltd.	363,219	2,758,648
Kumba Iron Ore Ltd.	164,014	10,287,898

		13,046,546
MEDIA—6.67%
Naspers Ltd. Class N	786,840	35,398,692

		35,398,692
MINING—20.85%
African Rainbow Minerals Ltd.	217,087	4,824,632
Anglo American Platinum Ltd.(b)	134,140	9,126,240
AngloGold Ashanti Ltd.	777,421	36,899,600
Gold Fields Ltd.	1,474,412	24,852,228
Harmony Gold Mining Co. Ltd.	788,518	11,135,398
Impala Platinum Holdings Ltd.	1,029,498	21,814,743
Northam Platinum Ltd.	506,366	2,059,540

		110,712,381
OIL & GAS—10.08%
Sasol Ltd.	1,113,464	53,499,891

		53,499,891
REAL ESTATE—2.33%
Growthpoint Properties Ltd.	3,274,399	7,435,246
Redefine Properties Ltd.	5,206,173	4,917,700

		12,352,946
RETAIL—5.41%
Foschini Group Ltd. (The)	416,433	5,455,600
Massmart Holdings Ltd.	219,346	4,468,849
Pick’n Pay Stores Ltd.	440,380	2,369,175
Truworths International Ltd.	890,216	8,713,372
Woolworths Holdings Ltd.	1,541,395	7,694,842

		28,701,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2011

TELECOMMUNICATIONS—13.65%
MTN Group Ltd.	3,455,246	62,024,839
Telkom South Africa Ltd.	530,448	1,899,428
Vodacom Group Ltd.	757,782	8,552,094

		72,476,361

TOTAL COMMON STOCKS
(Cost: $567,545,485)		529,787,744

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	614,746	614,746
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	51,254	51,254
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	28,830	28,830

		694,830

TOTAL SHORT-TERM INVESTMENTS
(Cost: $694,830)		694,830

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $568,240,315)		530,482,574
Other Assets, Less Liabilities—0.08%		424,314

NET ASSETS—100.00%		$530,906,888

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—96.64%

AEROSPACE & DEFENSE—0.32%
Korea Aerospace Industries Ltd.(a)	278,650	$10,022,329

		10,022,329
AGRICULTURE—1.50%
KT&G Corp.	697,725	47,259,924

		47,259,924
AIRLINES—0.29%
Korean Air Lines Co. Ltd.	228,600	9,182,410

		9,182,410
AUTO MANUFACTURERS—8.76%
Hyundai Motor Co.	979,520	182,583,145
Kia Motors Corp.(b)	1,522,356	92,990,679

		275,573,824
AUTO PARTS & EQUIPMENT—5.17%
Hankook Tire Co. Ltd.	580,070	23,122,594
Hyundai Mobis Co. Ltd.	432,866	114,968,786
Hyundai Wia Corp.(a)(b)	73,875	10,214,623
Mando Corp.(b)	80,994	14,105,020

		162,411,023
BANKS—0.79%
Industrial Bank of Korea	1,040,550	13,249,324
Korea Exchange Bank	1,644,370	11,641,685

		24,891,009
BIOTECHNOLOGY—0.45%
Celltrion Inc.(b)	444,130	14,147,486

		14,147,486
CHEMICALS—4.75%
Hanwha Chemical Corp.(b)	534,690	11,955,307
Honam Petrochemical Corp.(b)	91,076	24,628,060
KCC Corp.	26,731	5,368,657
KP Chemical Corp.	307,580	4,441,297
LG Chem Ltd.(b)	294,692	83,169,834
OCI Co. Ltd.(b)	100,129	19,803,233

		149,366,388
COMMERCIAL SERVICES—0.17%
S1 Corp.	110,019	5,487,952

		5,487,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2011

COMPUTERS—0.36%
SK C&C Co. Ltd.(b)	95,288	11,382,526

		11,382,526
COSMETICS & PERSONAL CARE—1.52%
AmorePacific Corp.	20,425	19,912,006
LG Household & Health Care Ltd.(b)	59,528	27,714,095

		47,626,101
DISTRIBUTION & WHOLESALE—2.37%
Daewoo International Corp.(b)	232,003	5,573,188
Hanwha Corp.	283,920	8,795,631
Hyosung Corp.	145,509	7,793,079
Samsung C&T Corp.	793,903	45,923,679
SK Networks Co. Ltd.	709,480	6,395,068

		74,480,645
DIVERSIFIED FINANCIAL SERVICES—10.25%
BS Financial Group Inc.(a)	1,167,032	11,642,745
Daewoo Securities Co. Ltd.	1,125,357	9,296,727
DGB Financial Group Inc.(a)	851,760	9,615,563
Hana Financial Group Inc.	1,389,581	48,033,998
Hyundai Securities Co. Ltd.	755,947	5,821,592
KB Financial Group Inc.	2,331,602	77,026,320
Korea Investment Holdings Co. Ltd.	248,435	8,055,060
Mirae Asset Securities Co. Ltd.	148,532	4,315,448
Samsung Card Co. Ltd.	273,380	9,713,160
Samsung Securities Co. Ltd.	356,187	15,616,495
Shinhan Financial Group Co. Ltd.	2,711,137	97,156,787
Woori Finance Holdings Co. Ltd.	2,304,110	19,679,805
Woori Investment & Securities Co. Ltd.	741,718	6,458,470

		322,432,170
ELECTRIC—1.14%
Korea Electric Power Corp.(a)	1,631,240	35,759,659

		35,759,659
ELECTRICAL COMPONENTS & EQUIPMENT—1.72%
LG Electronics Inc.	593,407	38,064,876
LG Innotek Co. Ltd.(b)	57,967	3,434,292
LS Corp.	112,503	7,551,396
LS Industrial Systems Co. Ltd.(b)	95,823	5,140,413

		54,190,977
ELECTRONICS—2.69%
LG Display Co. Ltd.	1,477,472	33,423,165
Samsung Electro-Mechanics Co. Ltd.(b)	379,596	25,877,771
Samsung SDI Co. Ltd.(b)	217,058	25,358,574

		84,659,510
ENGINEERING & CONSTRUCTION—3.19%
Daelim Industrial Co. Ltd.	176,855	14,842,386
Daewoo Engineering & Construction Co. Ltd.(a)(b)	662,484	5,525,048
GS Engineering & Construction Corp.	226,786	18,100,012

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2011

Hyundai Engineering & Construction Co. Ltd.	424,435	23,957,344
Samsung Engineering Co. Ltd.	190,576	37,858,364

		100,283,154
ENVIRONMENTAL CONTROL—0.37%
Woongjin Coway Co. Ltd.	343,070	11,483,703

		11,483,703
FOOD—1.00%
CJ CheilJedang Corp.(b)	49,782	12,459,659
Lotte Confectionery Co. Ltd.(b)	4,515	6,618,207
ORION Corp.	22,730	12,273,046

		31,350,912
GAS—0.16%
Korea Gas Corp.	147,290	4,904,511

		4,904,511
HOLDING COMPANIES - DIVERSIFIED—1.76%
CJ Corp.	92,056	6,412,582
GS Holdings Corp.	324,635	16,477,492
LG Corp.	602,896	32,289,521

		55,179,595
HOME BUILDERS—0.17%
Hyundai Development Co.	361,117	5,372,354

		5,372,354
INSURANCE—3.09%
Dongbu Insurance Co. Ltd.	269,860	12,044,159
Hyundai Marine & Fire Insurance Co. Ltd.	397,540	11,567,520
Korea Life Insurance Co. Ltd.	1,112,020	7,074,810
Samsung Fire & Marine Insurance Co. Ltd.	225,713	43,455,728
Samsung Life Insurance Co. Ltd.(c)	317,627	23,126,425

		97,268,642
INTERNET—2.62%
NCsoft Corp.	97,107	25,918,994
NHN Corp.(a)(b)	259,873	56,400,196

		82,319,190
IRON & STEEL—5.39%
Dongkuk Steel Mill Co. Ltd.	236,601	4,534,490
Hyundai Steel Co.	352,276	29,595,253
POSCO	415,393	135,410,775

		169,540,518
LODGING—0.47%
Kangwon Land Inc.	611,582	14,798,497

		14,798,497

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2011

MACHINERY—0.82%
Doosan Heavy Industries & Construction Co. Ltd.	268,950	15,322,171
Doosan Infracore Co. Ltd.(a)(b)	642,450	10,372,979

		25,695,150
MANUFACTURING—1.39%
Cheil Industries Inc.(b)	299,801	25,711,471
Doosan Corp.(b)	63,882	7,826,621
Korea Kumho Petrochemical Co. Ltd.	65,065	10,135,268

		43,673,360
METAL FABRICATE & HARDWARE—0.23%
Hyundai Hysco Co. Ltd.(b)	201,110	7,198,214

		7,198,214
MINING—0.51%
Korea Zinc Co. Ltd.	53,943	15,908,629

		15,908,629
OIL & GAS—3.20%
S-Oil Corp.(b)	286,075	26,537,105
SK Energy Co. Ltd.	381,804	54,128,160
SK Holdings Co. Ltd.	164,080	20,030,769

		100,696,034
PHARMACEUTICALS—0.18%
Yuhan Corp.(b)	53,235	5,706,911

		5,706,911
RETAIL—2.45%
E-Mart Co. Ltd.(a)	132,812	33,589,453
Hyundai Department Store Co. Ltd.(b)	96,632	13,699,470
Lotte Shopping Co. Ltd.	64,575	19,920,090
Shinsegae Co. Ltd.	46,906	9,892,663

		77,101,676
SEMICONDUCTORS—22.01%
Hynix Semiconductor Inc.(b)	3,197,520	64,219,029
Samsung Electronics Co. Ltd.	701,793	616,609,934
Samsung Techwin Co. Ltd.	236,257	11,247,380

		692,076,343
SHIPBUILDING—3.55%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	607,910	15,241,640
Hyundai Heavy Industries Co. Ltd.	265,536	62,509,131
Hyundai Mipo Dockyard Co. Ltd.	69,878	6,910,137
Samsung Heavy Industries Co. Ltd.(b)	1,026,650	26,818,502

		111,479,410
TELECOMMUNICATIONS—1.03%
KT Corp.	215,632	6,793,342
LG Uplus Corp.	1,471,615	8,564,137
SK Telecom Co. Ltd.	128,235	17,057,601

		32,415,080

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2011

TRANSPORTATION—0.80%
Hyundai Glovis Co. Ltd.	83,377	16,125,244
Hyundai Merchant Marine Co. Ltd.(b)	272,090	5,798,015
STX Pan Ocean Co. Ltd.(b)	662,480	3,345,156

		25,268,415

TOTAL COMMON STOCKS
(Cost: $1,554,472,122)		3,038,594,231

PREFERRED STOCKS—3.12%

AUTO MANUFACTURERS—0.72%
Hyundai Motor Co. Ltd.	143,561	8,279,225
Hyundai Motor Co. Ltd. Series 2	238,944	14,365,496

		22,644,721
CHEMICALS—0.16%
LG Chem Ltd.	48,463	4,940,876

		4,940,876
SEMICONDUCTORS—2.24%
Samsung Electronics Co. Ltd.	130,545	70,487,674

		70,487,674

TOTAL PREFERRED STOCKS
(Cost: $53,975,126)		98,073,271

RIGHTS—0.04%

DIVERSIFIED FINANCIAL SERVICES—0.00%
Hyundai Securities Co. Ltd.(a)	296,601	77,869

		77,869
ELECTRICAL COMPONENTS & EQUIPMENT—0.04%
LG Electronics Inc.(a)	60,231	1,143,793

		1,143,793

TOTAL RIGHTS
(Cost: $0)		1,221,662

SHORT-TERM INVESTMENTS—4.67%

MONEY MARKET FUNDS—4.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	130,605,012	130,605,012
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	10,889,006	10,889,006

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	5,483,056	5,483,056

		146,977,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $146,977,074)		146,977,074

TOTAL INVESTMENTS IN SECURITIES—104.47%
(Cost: $1,755,424,322)		3,284,866,238
Other Assets, Less Liabilities—(4.47)%		(140,486,877)

NET ASSETS—100.00%		$3,144,379,361

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.80%

AIRLINES—0.88%
International Consolidated Airlines Group SA(a)	404,976	$949,121

		949,121
BANKS—35.10%
Banco Bilbao Vizcaya Argentaria SA	1,286,780	10,867,820
Banco de Sabadell SA(b)	766,788	2,570,208
Banco Popular Espanol SA(b)	604,975	2,581,608
Banco Santander SA	2,538,580	19,133,522
Bankia SA(a)	286,396	1,434,179
Bankinter SA(b)	248,094	1,393,999

		37,981,336
COMMERCIAL SERVICES—2.99%
Abertis Infraestructuras SA	203,239	3,237,941

		3,237,941
COMPUTERS—0.91%
Indra Sistemas SA(b)	70,136	986,150

		986,150
DIVERSIFIED FINANCIAL SERVICES—2.38%
CaixaBank	505,170	2,576,652

		2,576,652
ELECTRIC—7.12%
Iberdrola SA	770,617	5,142,226
Red Electrica Corporacion SA	58,389	2,566,695

		7,708,921
ENGINEERING & CONSTRUCTION—6.98%
Acciona SA	18,349	1,700,630
Actividades de Construcciones y Servicios SA(b)	79,654	2,576,111
Ferrovial SA	186,560	2,306,199
Fomento de Construcciones y Contratas SA(b)	37,444	966,521

		7,549,461
FOOD—0.81%
Distribuidora Internacional de Alimentacion SA(a)	194,788	878,155

		878,155
GAS—4.89%
Enagas SA	114,190	2,142,045
Gas Natural SDG SA	180,620	3,146,254

		5,288,299

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2011

INSURANCE—2.68%
Mapfre SA	868,912	2,903,161

		2,903,161
IRON & STEEL—0.85%
Acerinox SA(b)	68,245	922,355

		922,355
MACHINERY—1.12%
Zardoya Otis SA	86,020	1,211,225

		1,211,225
OIL & GAS—4.82%
Repsol YPF SA	173,052	5,217,006

		5,217,006
PHARMACEUTICALS—1.03%
Grifols SA(a)(b)	69,082	1,116,402

		1,116,402
RETAIL—4.54%
Industria de Diseno Textil SA	57,860	4,909,297

		4,909,297
SOFTWARE—1.66%
Amadeus IT Holding SA Class A	106,832	1,801,245

		1,801,245
TELECOMMUNICATIONS—21.04%
Telefonica SA	1,210,000	22,771,212

		22,771,212

TOTAL COMMON STOCKS
(Cost: $217,735,653)		108,007,939

SHORT-TERM INVESTMENTS—9.90%

MONEY MARKET FUNDS—9.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	9,878,143	9,878,143
BlackRock Cash Funds: Prime SL Agency Shares
0.20%(c)(d)(e)	823,576	823,576

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	12,991	12,991

		10,714,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,714,710)		10,714,710

TOTAL INVESTMENTS IN SECURITIES—109.70%
(Cost: $228,450,363)		118,722,649
Other Assets, Less Liabilities—(9.70)%		(10,500,663)

NET ASSETS—100.00%		$108,221,986

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.76%

AGRICULTURE—2.35%
Swedish Match AB	195,108	$6,399,545

		6,399,545
AUTO MANUFACTURERS—7.01%
Scania AB Class B	293,088	4,476,351
Volvo AB Class B	1,271,610	14,575,461

		19,051,812
BANKS—17.80%
Nordea Bank AB	2,408,888	19,163,517
Skandinaviska Enskilda Banken AB Class A	1,291,490	7,508,908
Svenska Handelsbanken AB Class A	448,578	11,826,564
Swedbank AB Class A	741,240	9,886,644

		48,385,633
COMMERCIAL SERVICES—0.93%
Securitas AB Class B	286,698	2,523,099

		2,523,099
DIVERSIFIED FINANCIAL SERVICES—1.41%
Kinnevik Investment AB Class B	188,292	3,827,879

		3,827,879
ENGINEERING & CONSTRUCTION—2.09%
Skanska AB Class B	366,360	5,693,223

		5,693,223
FOREST PRODUCTS & PAPER—3.38%
Holmen AB Class B	48,422	1,339,092
Svenska Cellulosa AB Class B	529,092	7,861,181

		9,200,273
HAND & MACHINE TOOLS—4.34%
Sandvik AB	923,284	11,808,189

		11,808,189
HEALTH CARE - PRODUCTS—1.74%
Getinge AB Class B	183,322	4,721,753

		4,721,753
HOLDING COMPANIES - DIVERSIFIED—4.09%
Industrivarden AB Class C	107,778	1,311,287
Investor AB Class B	417,054	7,767,313
Ratos AB Class B	175,512	2,041,685

		11,120,285

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2011

HOME FURNISHINGS—1.40%
Electrolux AB Class B	220,242	3,817,715

		3,817,715
HOUSEHOLD PRODUCTS & WARES—0.74%
Husqvarna AB Class B	408,392	2,016,556

		2,016,556
IRON & STEEL—0.48%
SSAB AB Class A	143,278	1,295,980

		1,295,980
MACHINERY—8.65%
Atlas Copco AB Class A	614,292	13,162,294
Atlas Copco AB Class B	357,982	6,815,772
Hexagon AB Class B	232,028	3,530,016

		23,508,082
MANUFACTURING—2.19%
Alfa Laval AB	309,134	5,949,909

		5,949,909
MEDIA—0.79%
Modern Times Group MTG AB Class B	44,588	2,160,672

		2,160,672
METAL FABRICATE & HARDWARE—5.41%
Assa Abloy AB Class B	287,692	7,064,428
SKF AB Class B	358,408	7,652,953

		14,717,381
MINING—1.33%
Boliden AB	250,346	3,610,099

		3,610,099
OIL & GAS—1.93%
Lundin Petroleum AB(a)	203,912	5,243,011

		5,243,011
RETAIL—10.93%
Hennes & Mauritz AB Class B	936,348	29,712,551

		29,712,551
TELECOMMUNICATIONS—20.77%
Millicom International Cellular SA SDR	69,864	7,572,856
Tele2 AB Class B	290,248	5,780,084
Telefonaktiebolaget LM Ericsson Class B	2,757,640	29,584,551
TeliaSonera AB	1,982,320	13,521,363

		56,458,854

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2011

TOTAL COMMON STOCKS
(Cost: $346,920,144)		271,222,501

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	17,777	17,777

		17,777

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,777)		17,777

TOTAL INVESTMENTS IN SECURITIES—99.77%
(Cost: $346,937,921)		271,240,278
Other Assets, Less Liabilities—0.23%		622,925

NET ASSETS—100.00%		$271,863,203

SDR - Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.23%

BANKS—8.43%
Credit Suisse Group AG Registered(a)	684,907	$16,525,361
Julius Baer Group Ltd.(a)	153,278	5,483,417
UBS AG Registered(a)	1,529,781	18,791,355

		40,800,133
BUILDING MATERIALS—3.06%
Geberit AG Registered(a)	24,047	4,610,450
Holcim Ltd. Registered(a)	165,042	9,220,882
Sika AG Bearer	519	972,822

		14,804,154
CHEMICALS—5.58%
Givaudan SA Registered(a)	6,674	6,218,263
Lonza Group AG Registered(a)	51,208	3,139,489
Syngenta AG Registered(a)	60,031	17,650,163

		27,007,915
COMMERCIAL SERVICES—2.24%
Adecco SA Registered(a)	88,749	3,843,856
SGS SA Registered	4,152	7,020,742

		10,864,598
DIVERSIFIED FINANCIAL SERVICES—0.70%
GAM Holding AG(a)	162,966	1,897,973
Partners Group Holding AG	7,958	1,474,173

		3,372,146
ENGINEERING & CONSTRUCTION—4.35%
ABB Ltd. Registered(a)	1,108,930	21,054,013

		21,054,013
FOOD—25.73%
Aryzta AG	72,487	3,500,306
Barry Callebaut AG Registered(a)	1,038	949,442
Lindt & Spruengli AG Participation Certificates	787	2,411,628
Lindt & Spruengli AG Registered	173	6,111,026
Nestle SA Registered	1,984,656	111,536,729

		124,509,131
HAND & MACHINE TOOLS—1.37%
Schindler Holding AG Participation Certificates	36,583	4,389,237
Schindler Holding AG Registered	18,338	2,238,479

		6,627,716
HEALTH CARE - PRODUCTS—2.70%
Sonova Holding AG Registered(a)	32,178	3,369,294
Straumann Holding AG Registered	9,009	1,583,739
Synthes Inc.(b)	48,959	8,117,248

		13,070,281

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2011

HOLDING COMPANIES - DIVERSIFIED—0.70%
Pargesa Holding SA Bearer	47,056	3,389,025

		3,389,025
INSURANCE—8.17%
Baloise Holding AG Registered	45,672	3,234,149
Swiss Life Holding AG Registered(a)	26,469	2,762,792
Swiss Re AG(a)	245,231	12,933,130
Zurich Financial Services AG Registered(a)	93,660	20,591,513

		39,521,584
MANUFACTURING—0.30%
Sulzer AG Registered	12,975	1,444,122

		1,444,122
OIL & GAS—1.63%
Transocean Ltd.(c)	182,169	7,900,028

		7,900,028
PHARMACEUTICALS—26.23%
Actelion Ltd. Registered(a)	86,682	3,028,608
Novartis AG Registered	1,171,210	63,324,995
Roche Holding AG Genusschein	380,254	60,579,937

		126,933,540
RETAIL—5.67%
Compagnie Financiere Richemont SA Class A Bearer	317,282	17,154,807
Swatch Group AG (The) Bearer	19,549	7,597,079
Swatch Group AG (The) Registered	38,406	2,698,526

		27,450,412
TELECOMMUNICATIONS—1.46%
Swisscom AG Registered	18,684	7,061,799

		7,061,799
TRANSPORTATION—0.91%
Kuehne & Nagel International AG Registered	35,989	4,385,189

		4,385,189

TOTAL COMMON STOCKS
(Cost: $513,438,490)		480,195,786

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	278,154	278,154
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	23,191	23,191

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	13,662	13,662

		315,007

TOTAL SHORT-TERM INVESTMENTS
(Cost: $315,007)		315,007

TOTAL INVESTMENTS IN SECURITIES—99.29%
(Cost: $513,753,497)		480,510,793
Other Assets, Less Liabilities—0.71%		3,413,037

NET ASSETS—100.00%		$483,923,830

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.96%

AIRLINES—0.56%
China Airlines Ltd.	15,360,752	$6,557,932
EVA Airways Corp.	10,560,212	6,249,161

		12,807,093
APPAREL—0.67%
Pou Chen Corp.(a)	14,400,103	10,681,512
Ruentex Industries Ltd.	2,880,550	4,596,269

		15,277,781
AUTO MANUFACTURERS—0.62%
China Motor Co. Ltd.	3,840,000	3,342,103
Yulon Motor Co. Ltd.(a)	5,760,362	10,938,478

		14,280,581
AUTO PARTS & EQUIPMENT—1.18%
Cheng Shin Rubber Industry Co. Ltd.(a)	10,560,138	22,629,116
Nan Kang Rubber Tire Co. Ltd.	3,094,076	4,416,757

		27,045,873
BANKS—1.55%
Chang Hwa Commercial Bank Ltd.	27,164,986	14,552,831
Taiwan Business Bank Ltd.(b)	17,065,920	5,063,570
Taiwan Cooperative Bank Co. Ltd.	25,862,469	15,730,807

		35,347,208
BUILDING MATERIALS—1.86%
Asia Cement Corp.	12,480,060	13,309,925
Taiwan Cement Corp.	22,080,504	23,694,340
Taiwan Glass Industrial Corp.(a)	5,760,855	5,612,147

		42,616,412
CHEMICALS—9.30%
China Petrochemical Development Corp.	11,693,800	10,023,367
Eternal Chemical Co. Ltd.	4,141,839	3,031,313
Formosa Chemicals & Fibre Corp.	19,200,204	48,992,707
Formosa Plastics Corp.	26,880,768	70,363,399
LCY Chemical Corp.	2,880,903	3,875,016
Nan Ya Plastics Corp.	31,680,860	57,652,836
Taiwan Fertilizer Co. Ltd.(a)	4,800,000	11,124,518
TSRC Corp.(a)	3,223,200	7,491,366

		212,554,522
COMPUTERS—6.88%
Acer Inc.(a)	17,280,841	19,085,095
Advantech Co. Ltd.	1,920,771	5,224,132
Chicony Electronics Co. Ltd.(a)	3,000,653	4,515,868
Chimei Innolux Corp.(a)(b)	34,560,008	14,355,853
Clevo Co.	2,880,300	4,277,767
CMC Magnetics Corp.(b)	8,457,400	1,307,659

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2011

Compal Electronics Inc.(a)	27,840,554	24,506,076
Foxconn Technology Co. Ltd.	4,800,279	13,862,936
Inotera Memories Inc.(a)(b)	13,440,024	1,825,500
Inventec Co. Ltd.	15,360,752	5,114,680
Lite-On Technology Corp.	13,520,258	14,397,004
Qisda Corp.	5,380,815	1,170,784
Quanta Computer Inc.	16,320,240	31,744,112
Wistron Corp.(a)	13,158,957	15,921,067

		157,308,533
DIVERSIFIED FINANCIAL SERVICES—9.92%
Capital Securities Corp.	11,707,043	3,975,292
China Development Financial Holding Corp.	60,198,920	16,948,498
Chinatrust Financial Holding Co. Ltd.	63,840,046	34,831,792
E.Sun Financial Holding Co. Ltd.	25,925,289	10,769,085
First Financial Holding Co. Ltd.	37,440,487	21,230,224
Fubon Financial Holding Co. Ltd.	32,945,851	33,018,622
Hua Nan Financial Holdings Co. Ltd.	28,801,896	16,284,328
KGI Securities Co. Ltd.	19,602,157	7,528,603
Mega Financial Holding Co. Ltd.(a)	51,840,938	33,326,684
SinoPac Financial Holdings Co. Ltd.	39,360,497	10,977,807
Taishin Financial Holdings Co. Ltd.	33,600,735	12,074,243
Yuanta Financial Holding Co. Ltd.(b)	53,104,453	25,823,053

		226,788,231
ELECTRICAL COMPONENTS & EQUIPMENT—1.87%
Delta Electronics Inc.(a)	11,520,180	24,686,371
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	0
Simplo Technology Co. Ltd.(a)	1,369,123	7,379,805
Tatung Co. Ltd.(b)	13,440,964	3,682,274
Walsin Lihwa Corp.	22,080,069	6,507,626
Young Fast Optoelectronics Co. Ltd.	286,065	593,198

		42,849,274
ELECTRONICS—13.91%
ASUSTeK Computer Inc.(a)	4,800,857	32,366,573
AU Optronics Corp.(a)	49,920,830	23,122,924
Cheng Uei Precision Industry Co. Ltd.	1,966,915	3,482,126
Chunghwa Picture Tubes Ltd.(b)	23,022,621	1,085,364
Coretronic Corp.	1,931,000	1,368,691
E Ink Holdings Inc.(a)	5,760,000	10,311,146
HannStar Display Corp.(b)	17,717,675	887,840
Hon Hai Precision Industry Co. Ltd.(a)	59,520,818	156,391,033
Kinsus Interconnect Technology Corp.	1,920,043	5,696,893
Nan Ya Printed Circuit Board Corp.(a)	1,023,446	2,297,718
Pegatron Corp.	11,520,037	11,792,343
Phison Electronics Corp.	960,698	5,384,191
Radiant Opto-Electronics Corp.	1,445,000	4,239,772
Synnex Technology International Corp.	8,640,538	20,224,778
TPK Holding Co. Ltd.(a)(b)	652,750	8,575,508
Tripod Technology Corp.	2,880,061	6,323,544
Unimicron Technology Corp.(a)	8,640,794	9,129,906
Wintek Corp.(a)	9,600,926	6,662,694
WPG Holdings Co. Ltd.	8,640,744	8,745,289
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	23

		318,088,356

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2011

ENERGY - ALTERNATE SOURCES—0.14%
Motech Industries Inc.(a)	1,920,118	3,158,734

		3,158,734
FOOD—1.61%
Standard Foods Corp.	480,000	1,629,908
Uni-President Enterprises Co.	25,920,512	35,206,709

		36,836,617
HOME FURNISHINGS—0.27%
Teco Electric and Machinery Co. Ltd.	10,560,092	6,179,462

		6,179,462
INSURANCE—2.83%
Cathay Financial Holding Co. Ltd.(a)	45,120,179	45,368,591
China Life Insurance Co. Ltd.	10,563,139	8,932,335
Shin Kong Financial Holding Co. Ltd.(b)	39,360,411	10,354,929

		64,655,855
IRON & STEEL—3.52%
China Steel Corp.(a)	74,880,090	71,836,304
Feng Hsin Iron & Steel Co. Ltd.	2,880,050	4,486,281
Tung Ho Steel Enterprise Corp.	4,800,882	4,130,914

		80,453,499
LEISURE TIME—0.30%
Giant Manufacturing Co. Ltd.	1,951,590	6,948,595

		6,948,595
LODGING—0.11%
Formosa International Hotels Corp.	178,200	2,426,288

		2,426,288
MANUFACTURING—1.01%
Hiwin Technologies Corp.(a)	1,004,290	7,896,455
Largan Precision Co. Ltd.(a)	960,794	15,283,127

		23,179,582
METAL FABRICATE & HARDWARE—0.69%
Catcher Technology Co. Ltd.(a)	3,394,743	15,836,090

		15,836,090
OIL & GAS—1.04%
Formosa Petrochemical Corp.(a)	7,680,950	23,726,800

		23,726,800
REAL ESTATE—0.48%
Farglory Land Development Co. Ltd.	1,920,000	3,247,156
Highwealth Construction Corp.(a)	2,880,000	4,220,354
Ruentex Development Co. Ltd.	3,619,665	3,621,694

		11,089,204

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2011

RETAIL—1.40%
Far Eastern Department Stores Co. Ltd.	6,169,895	7,658,212
Hotai Motor Co. Ltd.	999,000	5,384,779
President Chain Store Corp.	3,840,215	18,926,982

		31,969,973
SEMICONDUCTORS—27.00%
Advanced Semiconductor Engineering Inc.	31,216,488	27,271,847
Epistar Corp.(a)	4,800,047	9,732,070
Everlight Electronics Co. Ltd.(a)	1,920,784	3,191,492
Macronix International Co. Ltd.(a)	23,040,527	9,190,993
MediaTek Inc.(a)	6,720,632	61,926,504
MStar Semiconductor Inc.	2,880,634	14,909,819
Nanya Technology Corp.(b)	10,455,920	813,502
Novatek Microelectronics Corp. Ltd.(a)	3,840,544	9,280,713
Powerchip Technology Corp.(b)	26,785,018	927,184
Powertech Technology Inc.	4,800,036	10,570,744
Realtek Semiconductor Corp.	2,880,977	4,160,050
Richtek Technology Corp.(a)	960,416	3,799,490
Siliconware Precision Industries Co. Ltd.(a)	20,160,214	18,476,707
Sino-American Silicon Products Inc.(a)	2,111,408	2,860,873
Taiwan Semiconductor Manufacturing Co. Ltd.	163,200,882	401,370,975
Transcend Information Inc.	960,905	2,131,965
United Microelectronics Corp.(a)	81,600,501	34,972,028
Vanguard International Semiconductor Corp.	1,973,416	635,620
Winbond Electronics Corp.(b)	8,728,000	1,084,778

		617,307,354
TELECOMMUNICATIONS—9.36%
Chunghwa Telecom Co. Ltd.	24,960,648	81,959,600
Far EasTone Telecommunications Co. Ltd.	10,560,259	19,844,221
HTC Corp.(a)	4,808,884	75,621,853
Taiwan Mobile Co. Ltd.	11,509,609	36,502,304

		213,927,978
TEXTILES—1.17%
Far Eastern New Century Corp.	19,824,807	21,600,563
Formosa Taffeta Co. Ltd.	4,800,515	4,249,294
Tainan Spinning Co. Ltd.	2,860,940	933,745

		26,783,602
TRANSPORTATION—0.71%
Evergreen International Storage & Transport Corp.	1,337,000	625,899
Evergreen Marine Corp. Ltd.	9,573,766	4,592,302
U-Ming Marine Transport Corp.	2,880,800	4,126,554
Wan Hai Lines Ltd.	7,680,854	3,203,204
Yang Ming Marine Transport Corp.	9,564,635	3,626,193

		16,174,152

TOTAL COMMON STOCKS
(Cost: $1,690,692,713)		2,285,617,649

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2011

SHORT-TERM INVESTMENTS—12.85%

MONEY MARKET FUNDS—12.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(d)(e)(f)	267,352,183	267,352,183
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(d)(e)(f)	22,290,107	22,290,107
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(d)(e)	4,056,455	4,056,455

		293,698,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $293,698,745)		293,698,745

TOTAL INVESTMENTS IN SECURITIES—112.81%
(Cost: $1,984,391,458)		2,579,316,394
Other Assets, Less Liabilities—(12.81)%		(292,814,354)

NET ASSETS—100.00%		$2,286,502,040

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.98%

AGRICULTURE—4.14%
Charoen Pokphand Foods PCL NVDR	17,391,400	$18,412,454

		18,412,454
AIRLINES—0.52%
Thai Airways International PCL NVDR	3,786,166	2,307,897

		2,307,897
AUTO PARTS & EQUIPMENT—0.10%
Somboon Advance Technology PCL NVDR	680,400	440,939

		440,939
BANKS—27.72%
Bangkok Bank PCL Foreign	4,856,200	24,615,964
Bangkok Bank PCL NVDR	2,759,400	12,836,477
Bank of Ayudhya PCL NVDR	10,535,800	6,658,815
Kasikornbank PCL Foreign	6,780,200	25,667,745
Kasikornbank PCL NVDR	3,459,500	12,985,611
Kiatnakin Bank PCL NVDR	1,613,900	1,566,265
Krung Thai Bank PCL NVDR	16,159,600	7,569,142
Siam Commercial Bank PCL NVDR	9,024,200	31,412,438

		123,312,457
BUILDING MATERIALS—5.97%
Dynasty Ceramic PCL NVDR	825,700	1,543,055
Siam Cement PCL Foreign	1,734,700	19,812,422
Siam City Cement PCL NVDR	399,200	3,150,568
Siam Global House PCL NVDR	2,081,600	654,465
TPI Polene PCL NVDR	2,801,900	1,375,331

		26,535,841
CHEMICALS—8.82%
Indorama Ventures PCL NVDR	8,350,610	8,037,161
IRPC PCL NVDR	57,886,800	7,205,672
PTT Global Chemical PCL NVDR(a)	9,639,407	20,256,053
Sri Trang Agro-Industry PCL NVDR	3,626,571	2,001,188
Thai Plastic & Chemical PCL NVDR	1,264,900	1,034,807
Vinythai PCL NVDR	1,370,665	699,184

		39,234,065
COAL—3.27%
Banpu PCL NVDR	832,750	14,533,718

		14,533,718
COMMERCIAL SERVICES—0.44%
Bangkok Expressway PCL NVDR	2,181,600	1,224,832
LH Financial Group PCL NVDR	16,436,400	754,060

		1,978,892

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2011

COMPUTERS—0.20%
Cal-Comp Electronics (Thailand) PCL NVDR	11,787,900	907,634

		907,634
DIVERSIFIED FINANCIAL SERVICES—1.40%
Phatra Capital PCL NVDR	596,000	650,112
Thanachart Capital PCL NVDR	3,777,100	3,029,436
TISCO Financial Group PCL NVDR	2,062,200	2,547,151

		6,226,699
ELECTRIC—2.25%
Electricity Generating PCL NVDR	761,200	2,167,357
Glow Energy PCL NVDR	2,960,400	4,938,749
Ratchaburi Electricity Generating Holding PCL NVDR	2,100,100	2,880,310

		9,986,416
ELECTRONICS—0.87%
Delta Electronics (Thailand) PCL NVDR	2,884,944	1,832,592
Hana Microelectronics PCL NVDR	3,361,200	2,048,855

		3,881,447
ENGINEERING & CONSTRUCTION—0.61%
CH. Karnchang PCL NVDR	2,388,800	601,607
Italian-Thai Development PCL NVDR	7,759,000	916,045
Sino-Thai Engineering & Construction PCL NVDR	3,086,500	1,188,258

		2,705,910
ENTERTAINMENT—0.24%
Major Cineplex Group PCL NVDR	2,498,700	1,066,176

		1,066,176
FOOD—1.35%
GFPT PCL NVDR	2,175,100	739,688
Khon Kaen Sugar Industry PCL NVDR	2,689,300	1,043,969
Thai Union Frozen Products PCL NVDR	1,658,960	3,060,321
Thai Vegetable Oil PCL NVDR	2,195,553	1,183,359

		6,027,337
HEALTH CARE - SERVICES—0.78%
Bangkok Chain Hospital PCL NVDR	2,883,700	615,226
Bumrungrad Hospital PCL NVDR	1,895,276	2,842,610

		3,457,836
HOME BUILDERS—0.17%
Asian Property Development PCL NVDR	4,893,260	759,813

		759,813
IRON & STEEL—0.55%
G J Steel PCL NVDR(a)	113,047,800	507,754
G Steel PCL NVDR(a)	46,693,500	554,270
Sahaviriya Steel Industries PCL NVDR(a)	51,516,440	1,074,292
Tata Steel (Thailand) PCL NVDR(a)	11,807,400	303,045

		2,439,361

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2011

LODGING—0.78%
Central Plaza Hotel PCL NVDR	3,122,200	991,651
Minor International PCL NVDR	7,380,200	2,486,112

		3,477,763
MEDIA—1.58%
BEC World PCL NVDR	5,203,900	6,511,136
MCOT PCL NVDR	596,200	506,875

		7,018,011
METAL FABRICATE & HARDWARE—0.10%
STP & I PCL NVDR	638,000	448,258

		448,258
OIL & GAS—21.32%
Bangchak Petroleum PCL NVDR	1,990,400	1,136,642
Esso (Thailand) PCL NVDR	6,003,000	1,694,783
PTT Exploration & Production PCL NVDR	6,718,600	33,517,559
PTT PCL NVDR	4,951,000	48,604,620
Siam Gas and Petrochemicals PCL NVDR	1,646,600	607,504
Thai Oil PCL NVDR	4,718,100	9,271,210

		94,832,318
PACKAGING & CONTAINERS—0.22%
Polyplex PCL NVDR	2,081,650	995,078

		995,078
REAL ESTATE—2.24%
Amata Corp. PCL NVDR	3,023,100	1,105,657
Bangkok Land PCL NVDR(a)	41,153,000	897,788
Hemaraj Land and Development PCL NVDR	27,495,200	1,958,272
LPN Development PCL NVDR	2,986,247	1,111,340
Pruksa Real Estate PCL NVDR	3,830,680	1,314,991
Quality Houses PCL NVDR	19,605,400	867,997
Sansiri PCL NVDR	14,262,228	558,226
Supalai PCL NVDR	3,473,800	1,404,231
Ticon Industrial Connection PCL NVDR	2,212,783	766,701

		9,985,203
RETAIL—6.74%
CP All PCL NVDR	12,729,500	20,419,474
Home Product Center PCL NVDR	10,114,448	3,309,829
Robinson Department Store PCL NVDR	1,926,600	2,225,140
Siam Makro PCL NVDR	555,100	4,042,595

		29,997,038
TELECOMMUNICATIONS—6.46%
Advanced Information Service PCL NVDR	5,157,200	23,080,828
Jasmine International PCL NVDR	20,523,300	1,310,278
Samart Corp. PCL NVDR	1,994,500	470,310
Thaicom PCL NVDR(a)	2,534,900	862,045
True Corp. PCL NVDR(a)	29,348,800	2,994,199

		28,717,660

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2011

TRANSPORTATION—0.83%
Precious Shipping PCL NVDR	1,502,700	747,252
Tanayong PCL NVDR	82,661,657	1,776,815
Thoresen Thai Agencies PCL NVDR	2,006,030	1,177,746

		3,701,813
WATER—0.31%
Thai Tap Water Supply PCL NVDR	8,074,266	1,359,958

		1,359,958

TOTAL COMMON STOCKS
(Cost: $455,671,167)		444,747,992

RIGHTS—0.00%

IRON & STEEL—0.00%
Sahaviriya Steel Industries PCL NVDR(a)	5,671	—

		—

TOTAL RIGHTS
(Cost: $0)		—

WARRANTS—0.01%

REAL ESTATE—0.01%
Bangkok Land PCL NVDR (Expires 9/22/15)(a)	6,189,157	33,756
Rojana Industrial Park PCL NVDR (Expires 7/18/16)(a)	471,233	34,469

		68,225

TOTAL WARRANTS
(Cost: $72,071)		68,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2011

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	307,839	307,839

		307,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $307,839)		307,839

TOTAL INVESTMENTS IN SECURITIES—100.06%
(Cost: $456,051,077)		445,124,056
Other Assets, Less Liabilities—(0.06)%		(283,065)

NET ASSETS—100.00%		$444,840,991

NVDR - Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—0.36%
Aselsan Elektronik Sanayi ve TAS(a)	364,101	$1,528,645

		1,528,645
AIRLINES—1.17%
Turk Hava Yollari AO(b)	3,713,507	4,884,854

		4,884,854
AUTO MANUFACTURERS—1.27%
Ford Otomotiv Sanayi AS	542,949	4,344,783
Otokar Otomotiv Ve Savunma Sanayi AS(a)	65,060	962,795

		5,307,578
AUTO PARTS & EQUIPMENT—0.17%
Goodyear Lastikleri Turk AS	27,350	713,543

		713,543
BANKS—36.95%
Akbank TAS(a)	9,282,641	32,867,011
Albaraka Turk Katilim Bankasi AS	1,460,171	1,376,538
Asya Katilim Bankasi AS(b)	3,829,823	3,715,422
Sekerbank TAS(a)	2,708,871	1,425,331
Turkiye Garanti Bankasi AS	16,244,215	55,735,152
Turkiye Halk Bankasi AS	2,417,451	14,574,931
Turkiye Is Bankasi AS	12,183,340	25,241,450
Turkiye Vakiflar Bankasi TAO Class D	5,801,979	8,617,902
Yapi ve Kredi Bankasi AS(a)(b)	6,725,513	11,316,703

		154,870,440
BEVERAGES—5.92%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,566,471	19,060,376
Coca-Cola Icecek AS	492,020	5,771,021

		24,831,397
BUILDING MATERIALS—2.32%
Adana Cimento Sanayii TAS Class A	443,815	875,711
Afyon Cimento Sanayi TAS	5,450	294,231
Akcansa Cimento Sanayi ve TAS(a)	370,599	1,486,865
Baticim Bati Anodolu Cimento Sanayii AS	274,355	881,184
Bolu Cimento Sanayii AS	541,680	433,463
Bursa Cimento Fabrikasi AS	409,639	1,001,365
Cimsa Cimento Sanayi ve TAS	313,717	1,341,185
Goltas Goller Bolgesi Cimento Sanayi ve TAS	22,015	645,548
Konya Cimento Sanayii AS	7,704	1,452,549
Mardin Cimento Sanayii ve TAS	381,470	1,296,308

		9,708,409
CHEMICALS—1.21%
Aksa Akrilik Kimya Sanayii AS(a)	644,309	1,546,765
Bagfas Bandirma Gubre Fabrikalari AS(a)	13,974	1,302,045

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2011

Gubre Fabrikalari TAS(a)(b)	161,754	1,099,344
Polyester Sanayi AS(b)	829,540	631,987
Soda Sanayii AS	294,890	492,965

		5,073,106
COMMERCIAL SERVICES—0.84%
Ihlas Holding AS(a)(b)	5,198,580	2,250,961
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	750,915	1,259,413

		3,510,374
DISTRIBUTION & WHOLESALE—0.40%
Aygaz AS	1	4
Bizim Toptan Satis Magazalari AS	139,423	1,692,639

		1,692,643
DIVERSIFIED FINANCIAL SERVICES—0.98%
Is Finansal Fabrikasi AS(b)	1,039,292	603,809
Is Yatirim Menkul Degerler AS	591,752	460,558
Turkiye Sinai Kalkinma Bankasi AS	2,785,446	3,022,846

		4,087,213
ELECTRIC—0.42%
Akenerji Elektrik Uretim AS(a)(b)	872,768	999,773
Zorlu Enerji Elektrik Uretim AS(a)(b)	868,575	747,417

		1,747,190
ENGINEERING & CONSTRUCTION—3.17%
Enka Insaat ve Sanayi AS	2,514,430	6,243,008
TAV Havalimanlari Holding AS(b)	1,264,845	5,878,808
Torunlar Gayrimenkul Yatirim Ortakligi AS(a)	520,190	1,157,562

		13,279,378
ENTERTAINMENT—0.46%
Besiktas Futbol Yatirimlar Sanayi ve Ticaret AS(b)	95,090	373,168
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS(a)(b)	28,862	681,804
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(b)	4,151	435,690
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(b)	49,580	417,130

		1,907,792
FOOD—5.32%
BIM Birlesik Magazalar AS	645,873	18,319,500
Pinar Sut Mamulleri Sanayii AS	139,305	1,191,098
Tat Konserve Sanayii AS(a)(b)	468,495	590,594
Ulker Biskuvi Sanayi AS	727,589	2,185,359

		22,286,551
FOREST PRODUCTS & PAPER—0.38%
Ipek Dogal Enerji Kaynaklari Ve Uretim AS(b)	396,270	553,844
Kartonsan Karton Sanayi ve TAS	6,505	677,419
Tire Kutu Ve Kagit Sanayii AS(b)	634,432	361,638

		1,592,901
HOLDING COMPANIES - DIVERSIFIED—8.45%
Akfen Holding AS(b)	337,995	1,489,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2011

Alarko Holding AS	518,819	853,087
Dogan Sirketler Grubu Holding AS(b)	6,632,991	1,926,821
Eczacibasi Yatirim Holding Ortakligi AS(a)	241,240	595,001
Haci Omer Sabanci Holding AS	3,946,050	12,457,796
KOC Holding AS	4,670,809	16,179,510
Yazicilar Holding AS(a)	371,464	1,930,106

		35,431,759
HOME FURNISHINGS—1.54%
Arcelik AS	1,568,482	5,312,808
Vestel Beyaz Esya Sanayi ve TAS	506,715	511,020
Vestel Elektronik Sanayi ve TAS(b)	643,848	642,261

		6,466,089
HOUSEWARES—1.48%
Anadolu Cam Sanayii AS(a)	670,143	1,109,253
Turkiye Sise ve Cam Fabrikalari AS	3,017,197	5,109,969

		6,219,222
INSURANCE—0.91%
Aksigorta AS(a)(b)	945,535	787,730
Anadolu Anonim Turk Sigorta Sirketi	1,735,637	732,497
Anadolu Hayat Emeklilik AS	462,026	724,250
Yapi Kredi Sigorta AS(a)	216,865	1,551,158

		3,795,635
IRON & STEEL—2.85%
Eregli Demir ve Celik Fabrikalari TAS	4,158,172	7,771,646
Izmir Demir Celik Sanayi AS(b)	464,535	911,502
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A(b)	1,433,750	856,556
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B(b)	701,890	523,196
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D(a)(b)	4,421,315	1,890,176

		11,953,076
LODGING—0.36%
Net Holding AS(a)(b)	1,840,050	1,512,784

		1,512,784
MANUFACTURING—0.49%
Trakya Cam Sanayii AS	1,399,710	2,048,357

		2,048,357
MEDIA—0.37%
Dogan Yayin Holding AS(a)(b)	3,870,370	1,124,306
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	1,094,460	437,904

		1,562,210
METAL FABRICATE & HARDWARE—0.19%
Borusan Mannesmann Boru Sanayi ve TAS(b)	65,651	788,028

		788,028
MINING—1.49%
Koza Altin Isletmeleri AS	353,905	5,334,277
Park Elektrik Uretim Madencilik Sanayi ve TAS(a)(b)	461,020	912,185

		6,246,462

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2011

OIL & GAS—5.27%
Turkiye Petrol Rafinerileri AS	968,594	22,084,686

		22,084,686
PHARMACEUTICALS—0.65%
Deva Holding AS(b)	317,184	377,248
EIS Eczacibasi Ilac Sanayi ve TAS	1,272,800	1,395,232
Selcuk Ecza Deposu Ticaret ve Sanayi AS(a)	1,201,853	968,333

		2,740,813
REAL ESTATE—1.36%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,828,500	5,716,394

		5,716,394
REAL ESTATE INVESTMENT TRUSTS—0.98%
Akmerkez Gayrimenkul Yatirim Ortakligi AS(b)	158,659	1,578,329
Is Gayrimenkul Yatirim Ortakligi AS	2,553,925	1,511,778
Sinpas Gayrimenkul Yatirim Ortakligi AS(a)	1,625,595	1,033,538

		4,123,645
RETAIL—0.49%
Boyner Buyuk Magazacilik AS(a)(b)	255,506	334,700
Dogus Otomotiv Servis ve TAS(b)	596,074	1,071,594
Turcas Petrolculuk AS(a)	518,460	650,739

		2,057,033
TELECOMMUNICATIONS—11.36%
Nortel Networks Netas Telekomunikasyon AS(a)	17,577	1,213,868
Turk Telekomunikasyon AS	4,061,211	16,739,000
Turkcell Iletisim Hizmetleri AS(b)	5,956,418	29,643,341

		47,596,209
TEXTILES—0.22%
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS	77,515	926,186

		926,186
TRANSPORTATION—0.12%
Celebi Hava Servisi AS(a)	46,229	500,424

		500,424

TOTAL COMMON STOCKS
(Cost: $592,645,695)		418,791,026

SHORT-TERM INVESTMENTS—11.82%

MONEY MARKET FUNDS—11.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	45,612,127	45,612,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	3,802,846	3,802,846
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	118,123	118,123

		49,533,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,533,096)		49,533,096

TOTAL INVESTMENTS IN SECURITIES—111.74%
(Cost: $642,178,791)		468,324,122
Other Assets, Less Liabilities—(11.74)%		(49,221,332)

NET ASSETS—100.00%		$419,102,790

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—99.14%

ADVERTISING—0.60%
WPP PLC	711,168	$7,471,744

		7,471,744
AEROSPACE & DEFENSE—1.97%
BAE Systems PLC	1,889,280	8,132,882
Cobham PLC	638,592	1,773,730
Meggitt PLC	436,608	2,614,941
Rolls-Royce Holdings PLC(a)	1,055,232	12,098,982
Rolls-Royce Holdings PLC Class C	72,811,008	114,517

		24,735,052
AGRICULTURE—5.74%
British American Tobacco PLC	1,110,912	51,456,268
Imperial Tobacco Group PLC	569,472	20,492,820

		71,949,088
APPAREL—0.39%
Burberry Group PLC	246,912	4,931,957

		4,931,957
AUTO PARTS & EQUIPMENT—0.21%
GKN PLC	863,616	2,641,883

		2,641,883
BANKS—11.01%
Barclays PLC	6,517,248	18,476,209
HSBC Holdings PLC	10,035,456	78,050,688
Lloyds Banking Group PLC(a)	23,213,952	9,063,828
Royal Bank of Scotland Group PLC(a)	9,844,608	3,250,006
Standard Chartered PLC	1,337,472	29,113,480

		137,954,211
BEVERAGES—3.92%
Diageo PLC	1,410,432	30,213,608
SABMiller PLC	535,680	18,872,385

		49,085,993
CHEMICALS—0.29%
Johnson Matthey PLC	120,960	3,635,597

		3,635,597
COMMERCIAL SERVICES—2.25%
Aggreko PLC	149,162	4,433,976
Babcock International Group PLC	200,832	2,288,467
Bunzl PLC	187,776	2,451,272
Capita Group PLC	343,296	3,401,595
Experian PLC	568,704	7,549,219
G4S PLC	792,576	3,192,448

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2011

Intertek Group PLC	89,088	2,695,862
Serco Group PLC	279,552	2,157,066

		28,169,905
DISTRIBUTION & WHOLESALE—0.38%
Wolseley PLC	159,744	4,776,172

		4,776,172
DIVERSIFIED FINANCIAL SERVICES—0.90%
ICAP PLC	322,176	1,800,370
Investec PLC	269,952	1,534,858
London Stock Exchange Group PLC	81,408	1,101,771
Old Mutual PLC	3,114,624	5,555,101
Schroders PLC	63,360	1,338,334

		11,330,434
ELECTRIC—1.23%
International Power PLC	855,552	4,513,181
SSE PLC	526,848	10,896,435

		15,409,616
ENGINEERING & CONSTRUCTION—0.12%
Balfour Beatty PLC	380,544	1,502,882

		1,502,882
FOOD—5.49%
Associated British Foods PLC	200,064	3,489,585
J Sainsbury PLC	682,752	3,264,449
Tate & Lyle PLC	262,656	2,778,133
Tesco PLC	4,503,936	28,703,508
Unilever PLC	723,456	24,315,879
Wm Morrison Supermarkets PLC	1,230,336	6,230,931

		68,782,485
FOOD SERVICE—0.79%
Compass Group PLC	1,067,904	9,892,837

		9,892,837
GAS—2.67%
Centrica PLC	2,903,808	13,783,530
National Grid PLC	1,999,872	19,643,007

		33,426,537
HEALTH CARE - PRODUCTS—0.36%
Smith & Nephew PLC	499,200	4,561,672

		4,561,672
HOLDING COMPANIES - DIVERSIFIED—0.43%
Man Group PLC	1,054,080	2,352,498
Resolution Ltd.	816,384	3,025,123

		5,377,621

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2011

HOUSEHOLD PRODUCTS & WARES—1.41%
Reckitt Benckiser Group PLC	347,904	17,613,827

		17,613,827
INSURANCE—2.93%
Admiral Group PLC	114,048	1,654,731
Aviva PLC	1,616,256	7,923,559
Legal & General Group PLC	3,314,688	5,531,353
Prudential PLC	1,433,472	14,045,933
RSA Insurance Group PLC	1,963,392	3,341,239
Standard Life PLC	1,312,512	4,174,051

		36,670,866
IRON & STEEL—3.29%
Rio Tinto PLC	786,048	41,279,917

		41,279,917
LEISURE TIME—0.34%
Carnival PLC	102,912	3,552,826
TUI Travel PLC	283,392	768,419

		4,321,245
LODGING—0.43%
InterContinental Hotels Group PLC	164,352	2,858,930
Whitbread PLC	99,456	2,571,616

		5,430,546
MACHINERY—0.31%
Weir Group PLC (The)	118,272	3,831,973

		3,831,973
MANUFACTURING—0.38%
Invensys PLC	447,744	1,428,845
Smiths Group PLC	220,416	3,282,966

		4,711,811
MEDIA—1.90%
British Sky Broadcasting Group PLC	642,432	7,729,687
ITV PLC	2,052,864	2,090,611
Pearson PLC	460,416	8,349,357
Reed Elsevier PLC	686,208	5,698,533

		23,868,188
MINING—8.33%
Anglo American PLC	743,808	28,310,630
Antofagasta PLC	220,800	4,111,725
BHP Billiton PLC	1,186,560	36,372,644
Eurasian Natural Resources Corp.	144,000	1,504,980
Fresnillo PLC	101,376	2,732,872
Glencore International PLC(b)	456,000	2,858,028
Kazakhmys PLC	119,808	1,743,014
Lonmin PLC	90,240	1,518,645
Randgold Resources Ltd.	51,072	5,393,892

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2011

Vedanta Resources PLC	66,432	1,109,622
Xstrata PLC	1,168,512	18,690,782

		104,346,834
OIL & GAS—20.62%
BG Group PLC	1,909,248	40,793,908
BP PLC	10,643,712	77,131,502
Cairn Energy PLC(a)	785,664	3,364,789
Essar Energy PLC(a)	181,632	664,756
Royal Dutch Shell PLC Class A	2,033,664	71,135,652
Royal Dutch Shell PLC Class B	1,508,352	54,231,580
Tullow Oil PLC	508,032	11,074,589

		258,396,776
OIL & GAS SERVICES—0.47%
AMEC PLC	188,544	2,575,466
Petrofac Ltd.	144,768	3,299,243

		5,874,709
PACKAGING & CONTAINERS—0.21%
Rexam PLC	491,136	2,655,712

		2,655,712
PHARMACEUTICALS—8.66%
AstraZeneca PLC	754,944	34,908,838
GlaxoSmithKline PLC	2,851,200	62,938,071
Shire PLC	316,800	10,622,964

		108,469,873
REAL ESTATE INVESTMENT TRUSTS—1.11%
British Land Co. PLC	472,704	3,682,400
Capital Shopping Centres Group PLC	317,568	1,603,801
Hammerson PLC	395,904	2,435,292
Land Securities Group PLC	436,992	4,721,756
SEGRO PLC	409,728	1,451,878

		13,895,127
RETAIL—1.12%
Kingfisher PLC	1,340,160	5,387,544
Marks & Spencer Group PLC	886,272	4,602,751
Next PLC	97,152	4,096,584

		14,086,879
SEMICONDUCTORS—0.56%
ARM Holdings PLC	758,400	7,085,298

		7,085,298
SOFTWARE—0.27%
Sage Group PLC (The)	740,736	3,379,749

		3,379,749
TELECOMMUNICATIONS—7.36%
BT Group PLC	4,368,768	13,055,272
Inmarsat PLC	260,352	1,789,024
Vodafone Group PLC	28,561,152	77,353,897

		92,198,193

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2011

VENTURE CAPITAL—0.13%
3i Group PLC	540,288	1,614,553

		1,614,553
WATER—0.56%
Severn Trent PLC	133,248	3,235,797
United Utilities Group PLC	381,696	3,776,084

		7,011,881

TOTAL COMMON STOCKS
(Cost: $1,418,693,823)		1,242,379,643

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(c)(d)(e)	2,626,462	2,626,462
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(c)(d)(e)	218,978	218,978
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(d)	24,786	24,786

		2,870,226

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,870,226)		2,870,226

TOTAL INVESTMENTS IN SECURITIES—99.37%
(Cost: $1,421,564,049)		1,245,249,869
Other Assets, Less Liabilities—0.63%		7,938,752

NET ASSETS—100.00%		$1,253,188,621

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

Security	Shares	Value

COMMON STOCKS—100.16%

ADVERTISING—0.14%
Interpublic Group of Companies Inc. (The)	4,752	$44,574
Omnicom Group Inc.	2,815	121,523

		166,097
AEROSPACE & DEFENSE—1.85%
Boeing Co. (The)	7,039	483,509
General Dynamics Corp.	2,992	197,651
Goodrich Corp.	1,232	150,316
L-3 Communications Holdings Inc.	1,056	70,013
Lockheed Martin Corp.	2,991	233,747
Northrop Grumman Corp.	2,639	150,608
Raytheon Co.	3,607	164,371
Rockwell Collins Inc.	1,496	82,130
United Technologies Corp.	8,536	653,858

		2,186,203
AGRICULTURE—2.15%
Altria Group Inc.	20,767	595,805
Archer-Daniels-Midland Co.	6,864	206,744
Bunge Ltd.	1,495	93,437
Lorillard Inc.	1,407	157,049
Philip Morris International Inc.	17,599	1,341,748
Reynolds American Inc.	3,432	143,664

		2,538,447
AIRLINES—0.04%
Delta Air Lines Inc.(a)	1,936	15,720
Southwest Airlines Co.	1,760	14,749
United Continental Holdings Inc.(a)	792	14,232

		44,701
APPAREL—0.64%
Coach Inc.	2,904	181,761
Nike Inc. Class B	3,607	346,921
Ralph Lauren Corp.	703	99,728
VF Corp.	880	122,047

		750,457
AUTO MANUFACTURERS—0.57%
Ford Motor Co.(a)	35,199	373,109
General Motors Co.(a)	7,831	166,722
PACCAR Inc.	3,256	132,096

		671,927
AUTO PARTS & EQUIPMENT—0.34%
Autoliv Inc.	880	46,886
BorgWarner Inc.(a)	1,056	69,612
Goodyear Tire & Rubber Co. (The)(a)	2,640	36,934
Johnson Controls Inc.	6,688	210,538
TRW Automotive Holdings Corp.(a)	1,056	34,489

		398,459

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

BANKS—5.72%
Bank of America Corp.	100,584	547,177
Bank of New York Mellon Corp. (The)	12,407	241,440
BB&T Corp.	7,040	163,117
Capital One Financial Corp.	4,664	208,294
CIT Group Inc.(a)	1,936	65,553
Citigroup Inc.	29,303	805,247
Comerica Inc.	2,023	51,020
Fifth Third Bancorp	9,151	110,636
Goldman Sachs Group Inc. (The)	4,840	463,962
JPMorgan Chase & Co.	39,071	1,210,029
KeyCorp	9,416	68,643
M&T Bank Corp.	1,143	83,416
Morgan Stanley	14,696	217,354
Northern Trust Corp.	2,112	79,475
PNC Financial Services Group Inc. (The)(b)	5,192	281,458
Regions Financial Corp.	12,847	52,801
State Street Corp.	5,016	198,884
SunTrust Banks Inc.	5,367	97,304
U.S. Bancorp	19,096	494,968
Wells Fargo & Co.	50,248	1,299,413

		6,740,191
BEVERAGES—2.50%
Beam Inc.	1,407	73,896
Brown-Forman Corp. Class B NVS	879	70,153
Coca-Cola Co. (The)	20,592	1,384,400
Coca-Cola Enterprises Inc.	3,255	85,021
Constellation Brands Inc. Class A(a)	1,936	37,694
Dr Pepper Snapple Group Inc.	2,200	80,366
Green Mountain Coffee Roasters Inc.(a)	1,319	69,155
Hansen Natural Corp.(a)	791	72,930
Molson Coors Brewing Co. Class B NVS	1,584	64,294
PepsiCo Inc.	15,840	1,013,760

		2,951,669
BIOTECHNOLOGY—1.44%
Alexion Pharmaceuticals Inc.(a)	1,848	126,884
Amgen Inc.	9,327	540,126
Biogen Idec Inc.(a)	2,288	263,006
Celgene Corp.(a)	4,663	294,142
Gilead Sciences Inc.(a)	7,655	305,052
Illumina Inc.(a)	1,320	36,722
Life Technologies Corp.(a)	1,760	68,165
Vertex Pharmaceuticals Inc.(a)	2,024	58,676

		1,692,773
BUILDING MATERIALS—0.06%
Martin Marietta Materials Inc.	440	34,434
Masco Corp.	3,520	33,722

		68,156
CHEMICALS—2.32%
Air Products and Chemicals Inc.	2,112	176,880
Airgas Inc.	792	60,944

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

Celanese Corp. Series A	1,583	73,594
CF Industries Holdings Inc.	704	98,419
Dow Chemical Co. (The)	11,967	331,606
E.I. du Pont de Nemours and Co.	9,416	449,331
Eastman Chemical Co.	1,408	55,785
Ecolab Inc.	2,288	130,462
FMC Corp.	704	59,080
International Flavors & Fragrances Inc.	792	42,974
LyondellBasell Industries NV Class A	2,816	91,999
Monsanto Co.	5,280	387,816
Mosaic Co. (The)	3,080	162,501
PPG Industries Inc.	1,583	138,908
Praxair Inc.	3,079	314,058
Sherwin-Williams Co. (The)	880	76,410
Sigma-Aldrich Corp.	1,231	79,781

		2,730,548
COAL—0.28%
Alpha Natural Resources Inc.(a)	2,288	54,912
Arch Coal Inc.	2,112	34,616
CONSOL Energy Inc.	2,200	91,608
Peabody Energy Corp.	2,640	103,567
Walter Energy Inc.	616	44,167

		328,870
COMMERCIAL SERVICES—1.78%
Alliance Data Systems Corp.(a)	528	54,073
Apollo Group Inc. Class A(a)	1,319	63,945
Automatic Data Processing Inc.	4,928	251,772
DeVry Inc.	616	21,258
Equifax Inc.	1,232	45,769
H&R Block Inc.	2,903	45,664
Hertz Global Holdings Inc.(a)	2,816	31,849
Iron Mountain Inc.	1,760	53,451
Manpower Inc.	792	29,011
MasterCard Inc. Class A	1,143	428,111
Moody’s Corp.	2,024	70,253
Paychex Inc.	3,255	94,753
Pharmaceutical Product Development Inc.	1,056	35,070
Quanta Services Inc.(a)	2,024	41,674
R.R. Donnelley & Sons Co.	2,024	30,400
Robert Half International Inc.	1,408	37,298
SAIC Inc.(a)	2,991	36,042
SEI Investments Co.	1,408	23,654
Total System Services Inc.	1,672	33,507
Verisk Analytics Inc. Class A(a)	1,319	51,810
Visa Inc. Class A	5,192	503,468
Western Union Co.	6,335	110,482

		2,093,314
COMPUTERS—7.03%
Accenture PLC Class A	6,511	377,182
Apple Inc.(a)	9,241	3,531,910
Cognizant Technology Solutions Corp. Class A(a)	3,079	207,371
Computer Sciences Corp.	1,496	36,547
Dell Inc.(a)	16,367	257,944
EMC Corp.(a)	20,592	473,822
Hewlett-Packard Co.	20,855	582,897
IHS Inc. Class A(a)	440	38,887
International Business Machines Corp.	11,967	2,249,796

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

NetApp Inc.(a)	3,608	132,883
SanDisk Corp.(a)	2,376	117,161
Seagate Technology PLC	4,224	72,230
Synopsys Inc.(a)	1,408	39,382
Teradata Corp.(a)	1,672	90,673
Western Digital Corp.(a)	2,463	71,599

		8,280,284
COSMETICS & PERSONAL CARE—2.06%
Avon Products Inc.	4,224	71,808
Colgate-Palmolive Co.	4,927	450,821
Estee Lauder Companies Inc. (The) Class A	1,144	134,969
Procter & Gamble Co. (The)	27,456	1,772,834

		2,430,432
DISTRIBUTION & WHOLESALE—0.35%
Arrow Electronics Inc.(a)	1,144	41,825
Fastenal Co.	2,816	117,286
Fossil Inc.(a)	528	47,304
Genuine Parts Co.	1,584	92,664
W.W. Grainger Inc.	616	115,130

		414,209
DIVERSIFIED FINANCIAL SERVICES—1.69%
American Express Co.	10,736	515,757
Ameriprise Financial Inc.	2,463	113,076
BlackRock Inc.(b)	967	166,363
Charles Schwab Corp. (The)	10,648	127,350
CME Group Inc.	703	175,244
Discover Financial Services	5,456	129,962
Eaton Vance Corp.	1,144	27,490
Franklin Resources Inc.	1,583	159,598
IntercontinentalExchange Inc.(a)	791	96,280
Invesco Ltd.	4,663	94,426
Legg Mason Inc.	1,407	37,328
NASDAQ OMX Group Inc. (The)(a)	1,231	32,314
NYSE Euronext Inc.	2,552	72,885
SLM Corp.	5,279	67,994
T. Rowe Price Group Inc.	2,552	144,851
TD Ameritrade Holding Corp.	2,199	35,822

		1,996,740
ELECTRIC—3.33%
AES Corp. (The)(a)	6,512	78,665
Alliant Energy Corp.	1,056	44,574
Ameren Corp.	2,376	80,333
American Electric Power Co. Inc.	4,839	192,011
Calpine Corp.(a)	2,992	45,000
Consolidated Edison Inc.	2,904	172,556
Constellation Energy Group Inc.	1,935	77,710
Dominion Resources Inc.	5,720	295,266
DTE Energy Co.	1,759	92,611
Duke Energy Corp.	13,200	275,220
Edison International	3,080	121,075
Entergy Corp.	1,760	123,834
Exelon Corp.	6,599	292,402
FirstEnergy Corp.	4,136	183,928
Integrys Energy Group Inc.	792	40,780
MDU Resources Group Inc.	1,760	37,787

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

NextEra Energy Inc.	3,960	219,542
Northeast Utilities	1,760	60,914
NRG Energy Inc.(a)	2,464	48,491
NSTAR	1,056	48,037
Pepco Holdings Inc.	2,375	46,977
PG&E Corp.	3,960	153,806
Pinnacle West Capital Corp.	1,056	50,065
PPL Corp.	5,807	174,326
Progress Energy Inc.	2,991	162,651
Public Service Enterprise Group Inc.	5,016	165,227
SCANA Corp.	1,232	53,740
Southern Co. (The)	8,712	382,544
Wisconsin Energy Corp.	2,288	75,916
Xcel Energy Inc.	4,839	127,217

		3,923,205
ELECTRICAL COMPONENTS & EQUIPMENT—0.43%
AMETEK Inc.	1,584	67,859
Emerson Electric Co.	7,392	386,232
Energizer Holdings Inc.(a)	704	50,885

		504,976
ELECTRONICS—1.19%
Agilent Technologies Inc.(a)	3,519	131,962
Amphenol Corp. Class A	1,760	79,781
Avnet Inc.(a)	1,496	44,566
Flextronics International Ltd.(a)(c)	6,775	40,447
FLIR Systems Inc.	1,759	47,246
Garmin Ltd.	1,144	41,859
Honeywell International Inc.	7,392	400,277
TE Connectivity Ltd.	4,311	136,702
Thermo Fisher Scientific Inc.(a)	3,871	182,905
Tyco International Ltd.	4,663	223,637
Waters Corp.(a)	967	77,360

		1,406,742
ENGINEERING & CONSTRUCTION—0.19%
Fluor Corp.	1,760	96,483
Jacobs Engineering Group Inc.(a)	1,232	51,177
KBR Inc.	1,584	45,778
URS Corp.(a)	792	28,623

		222,061
ENTERTAINMENT—0.06%
Dolby Laboratories Inc. Class A(a)	528	17,382
International Game Technology	2,904	49,542

		66,924
ENVIRONMENTAL CONTROL—0.25%
Republic Services Inc.	3,079	84,518
Stericycle Inc.(a)	879	71,217
Waste Management Inc.	4,487	140,443

		296,178
FOOD—1.96%
Campbell Soup Co.	1,935	63,081
ConAgra Foods Inc.	4,048	102,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

General Mills Inc.	6,599	263,630
H.J. Heinz Co.	3,255	171,376
Hershey Co. (The)	1,671	96,383
Hormel Foods Corp.	1,408	42,395
J.M. Smucker Co. (The)	1,144	86,921
Kellogg Co.	2,551	125,407
Kraft Foods Inc. Class A	16,808	607,609
Kroger Co. (The)	5,720	132,590
McCormick & Co. Inc. NVS	1,144	55,713
Ralcorp Holdings Inc.(a)	528	42,937
Safeway Inc.	3,519	70,380
Sara Lee Corp.	5,543	105,095
Sysco Corp.	6,159	175,778
Tyson Foods Inc. Class A	3,167	63,783
Whole Foods Market Inc.	1,496	101,878

		2,307,208
FOREST PRODUCTS & PAPER—0.14%
International Paper Co.	4,136	117,463
MeadWestvaco Corp.	1,672	49,909

		167,372
GAS—0.23%
CenterPoint Energy Inc.	4,047	80,535
NiSource Inc.	3,256	74,595
Sempra Energy	2,288	121,699

		276,829
HAND & MACHINE TOOLS—0.09%
Stanley Black & Decker Inc.	1,671	109,334

		109,334
HEALTH CARE - PRODUCTS—1.82%
Baxter International Inc.	5,719	295,444
Becton, Dickinson and Co.	2,199	162,242
Boston Scientific Corp.(a)	15,488	91,379
C.R. Bard Inc.	879	76,640
CareFusion Corp.(a)	2,287	56,672
Covidien PLC	4,928	224,471
Edwards Lifesciences Corp.(a)	1,144	75,538
Henry Schein Inc.(a)	880	56,619
Hologic Inc.(a)	2,464	43,391
Hospira Inc.(a)	1,672	47,134
Intuitive Surgical Inc.(a)	439	190,618
Medtronic Inc.	10,647	387,870
St. Jude Medical Inc.	3,256	125,161
Stryker Corp.	2,904	141,802
Varian Medical Systems Inc.(a)	1,143	71,129
Zimmer Holdings Inc.(a)	1,935	97,814

		2,143,924
HEALTH CARE - SERVICES—1.35%
Aetna Inc.	3,783	158,205
Cigna Corp.	2,904	128,444
Covance Inc.(a)	616	28,281
Coventry Health Care Inc.(a)	1,408	44,972
DaVita Inc.(a)	968	73,742
HCA Holdings Inc.(a)	1,848	45,054

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

Humana Inc.	1,672	148,273
Laboratory Corp. of America Holdings(a)	1,056	90,520
Quest Diagnostics Inc.	1,584	92,917
UnitedHealth Group Inc.	10,823	527,838
WellPoint Inc.	3,608	254,544

		1,592,790
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.	2,024	47,402

		47,402
HOME BUILDERS—0.06%
D.R. Horton Inc.	2,816	33,539
Toll Brothers Inc.(a)	1,671	33,938

		67,477
HOME FURNISHINGS—0.03%
Whirlpool Corp.	792	38,856

		38,856
HOUSEHOLD PRODUCTS & WARES—0.39%
Avery Dennison Corp.	968	25,371
Church & Dwight Co. Inc.	1,408	62,304
Clorox Co. (The)	1,320	85,747
Kimberly-Clark Corp.	3,959	282,950

		456,372
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	2,728	41,738

		41,738
INSURANCE—3.23%
ACE Ltd.	3,344	232,508
Aflac Inc.	4,664	202,604
Allstate Corp. (The)	5,192	139,094
American International Group Inc.(a)	4,752	110,769
Aon Corp.	2,904	133,497
Arch Capital Group Ltd.(a)	1,407	53,142
Assurant Inc.	967	37,945
Axis Capital Holdings Ltd.	1,319	42,116
Berkshire Hathaway Inc. Class B(a)	9,063	713,802
Chubb Corp. (The)	2,904	195,846
Cincinnati Financial Corp.	1,496	44,356
Everest Re Group Ltd.	528	46,321
Fidelity National Financial Inc. Class A	2,112	33,517
Genworth Financial Inc. Class A(a)	5,103	33,629
Hartford Financial Services Group Inc. (The)	4,399	78,126
Lincoln National Corp.	3,168	63,930
Loews Corp.	3,255	125,090
Marsh & McLennan Companies Inc.	5,455	164,686
MetLife Inc.	10,648	335,199
PartnerRe Ltd.	616	40,484
Principal Financial Group Inc.	3,167	76,420
Progressive Corp. (The)	5,895	111,180
Prudential Financial Inc.	4,839	245,047
RenaissanceRe Holdings Ltd.	527	38,703
Torchmark Corp.	1,056	44,975

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

Travelers Companies Inc. (The)	4,223	237,544
Unum Group	3,079	69,308
W.R. Berkley Corp.	1,144	39,022
Willis Group Holdings PLC(c)	1,672	58,955
XL Group PLC	3,079	63,489

		3,811,304
INTERNET—2.94%
Amazon.com Inc.(a)	3,695	710,512
eBay Inc.(a)	11,615	343,688
Expedia Inc.	1,936	53,850
F5 Networks Inc.(a)	792	89,520
Google Inc. Class A(a)	2,552	1,529,643
Liberty Interactive Corp. Series A(a)	5,544	90,145
Netflix Inc.(a)	527	34,007
Priceline.com Inc.(a)	527	256,064
Symantec Corp.(a)	7,567	123,720
VeriSign Inc.	1,584	53,191
Yahoo! Inc.(a)	11,879	186,619

		3,470,959
IRON & STEEL—0.26%
Allegheny Technologies Inc.	968	48,613
Cliffs Natural Resources Inc.	1,495	101,376
Nucor Corp.	3,080	121,444
United States Steel Corp.	1,320	36,036

		307,469
LEISURE TIME—0.23%
Carnival Corp.	4,488	149,002
Harley-Davidson Inc.	2,288	84,130
Royal Caribbean Cruises Ltd.	1,320	36,577

		269,709
LODGING—0.42%
Las Vegas Sands Corp.(a)	3,608	168,530
Marriott International Inc. Class A	2,904	88,920
MGM Resorts International(a)	3,344	34,410
Starwood Hotels & Resorts Worldwide Inc.	1,936	92,309
Wynn Resorts Ltd.	879	105,972

		490,141
MACHINERY—1.33%
AGCO Corp.(a)	967	44,240
Caterpillar Inc.	6,511	637,297
Cummins Inc.	1,848	178,018
Deere & Co.	4,136	327,778
Flowserve Corp.	528	54,262
Joy Global Inc.	1,056	96,392
Rockwell Automation Inc.	1,408	105,642
Roper Industries Inc.	968	82,464
Xylem Inc.	1,759	42,040

		1,568,133
MANUFACTURING—2.99%
3M Co.	6,688	541,995
Cooper Industries PLC	1,672	92,846

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

Danaher Corp.	5,983	289,458
Dover Corp.	1,848	101,585
Eaton Corp.	3,168	142,275
General Electric Co.	105,688	1,681,496
Illinois Tool Works Inc.	4,488	203,935
Ingersoll-Rand PLC	3,344	110,753
Leggett & Platt Inc.	1,408	31,511
Pall Corp.	1,144	62,337
Parker Hannifin Corp.	1,584	131,123
Pentair Inc.	1,056	40,160
SPX Corp.	616	39,054
Textron Inc.	2,640	51,295

		3,519,823
MEDIA—3.08%
Cablevision NY Group Class A	2,024	30,360
CBS Corp. Class B NVS	6,248	162,698
Comcast Corp. Class A	20,767	470,788
Comcast Corp. Class A Special	6,336	141,673
DIRECTV Class A(a)	7,479	353,158
Discovery Communications Inc. Series A(a)	1,496	62,802
Discovery Communications Inc. Series C(a)	1,231	46,581
DISH Network Corp. Class A	2,111	51,867
Liberty Global Inc. Series A(a)	1,496	58,928
Liberty Global Inc. Series C(a)	1,144	43,358
Liberty Media Corp. Series A(a)	1,144	87,264
McGraw-Hill Companies Inc. (The)	3,080	131,516
News Corp. Class A NVS	18,304	319,222
News Corp. Class B	4,312	76,969
Nielsen Holdings NV(a)	967	28,091
Scripps Networks Interactive Inc. Class A	880	35,042
Sirius XM Radio Inc.(a)	37,136	66,845
Time Warner Cable Inc.	3,255	196,862
Time Warner Inc.	10,384	361,571
Viacom Inc. Class B NVS	5,280	236,333
Walt Disney Co. (The)	17,775	637,234
Washington Post Co. (The) Class B	87	31,225

		3,630,387
METAL FABRICATE & HARDWARE—0.21%
Precision Castparts Corp.	1,496	246,466

		246,466
MINING—0.73%
Alcoa Inc.	10,823	108,446
Freeport-McMoRan Copper & Gold Inc.	9,416	372,874
Newmont Mining Corp.	4,928	339,441
Vulcan Materials Co.	1,232	39,966

		860,727
OFFICE & BUSINESS EQUIPMENT—0.13%
Pitney Bowes Inc.	2,024	37,707
Xerox Corp.	13,991	114,027

		151,734
OIL & GAS—9.85%
Anadarko Petroleum Corp.	4,928	400,499
Apache Corp.	3,871	384,932

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

Cabot Oil & Gas Corp.	1,056	93,551
Chesapeake Energy Corp.	6,512	165,014
Chevron Corp.	19,976	2,053,932
Cimarex Energy Co.	880	59,030
Concho Resources Inc.(a)	968	98,368
ConocoPhillips	13,112	935,148
Continental Resources Inc.(a)	527	37,201
Denbury Resources Inc.(a)	4,135	69,882
Devon Energy Corp.	4,047	264,917
Diamond Offshore Drilling Inc.	703	42,285
Energen Corp.	704	35,707
EOG Resources Inc.	2,727	282,899
EQT Corp.	1,495	92,705
Exxon Mobil Corp.	48,663	3,914,452
Helmerich & Payne Inc.	1,056	60,150
Hess Corp.	3,168	190,777
HollyFrontier Corp.	2,024	47,058
Marathon Oil Corp.	7,039	196,810
Marathon Petroleum Corp.	3,607	120,438
Murphy Oil Corp.	1,935	108,205
Nabors Industries Ltd.(a)	2,728	48,940
Newfield Exploration Co.(a)	1,320	60,456
Noble Corp.(a)	2,552	88,121
Noble Energy Inc.	1,760	173,166
Occidental Petroleum Corp.	8,096	800,694
Pioneer Natural Resources Co.	1,055	99,740
Plains Exploration & Production Co.(a)	1,320	46,966
QEP Resources Inc.	1,759	57,431
Range Resources Corp.	1,584	113,589
Rowan Companies Inc.(a)	1,320	44,761
Southwestern Energy Co.(a)	3,519	133,898
Sunoco Inc.	1,144	44,399
Ultra Petroleum Corp.(a)	1,496	52,674
Valero Energy Corp.	5,720	127,384
Whiting Petroleum Corp.(a)	1,231	57,254

		11,603,433
OIL & GAS SERVICES—1.94%
Baker Hughes Inc.	4,487	245,035
Cameron International Corp.(a)	2,551	137,729
FMC Technologies Inc.(a)	2,376	124,407
Halliburton Co.	9,152	336,794
National Oilwell Varco Inc.	4,223	302,789
Schlumberger Ltd.	13,464	1,014,243
Weatherford International Ltd.(a)	7,919	120,052

		2,281,049
PACKAGING & CONTAINERS—0.18%
Ball Corp.	1,584	55,614
Crown Holdings Inc.(a)	1,584	51,179
Owens-Illinois Inc.(a)	1,672	32,654
Rock-Tenn Co. Class A	791	46,076
Sealed Air Corp.	1,584	27,910

		213,433
PHARMACEUTICALS—6.93%
Abbott Laboratories	15,575	849,616
Allergan Inc.	3,079	257,774
AmerisourceBergen Corp.	2,728	101,345
Bristol-Myers Squibb Co.	17,072	558,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

Cardinal Health Inc.	3,344	141,986
DENTSPLY International Inc.	1,408	50,843
Eli Lilly and Co.	10,559	399,658
Express Scripts Inc.(a)(c)	4,663	212,866
Forest Laboratories Inc.(a)	2,640	79,094
Herbalife Ltd.	1,231	68,074
Johnson & Johnson	27,367	1,771,192
McKesson Corp.	2,464	200,348
Mead Johnson Nutrition Co. Class A	2,024	152,529
Medco Health Solutions Inc.(a)	3,871	219,370
Merck & Co. Inc.	30,711	1,097,918
Mylan Inc.(a)	4,399	85,913
Omnicare Inc.	1,144	37,306
Patterson Companies Inc.	967	29,174
Perrigo Co.	879	86,054
Pfizer Inc.	77,967	1,564,798
Pharmasset Inc.(a)	703	92,086
Warner Chilcott PLC Class A(a)	1,407	22,118
Watson Pharmaceuticals Inc.(a)	1,408	90,985

		8,169,643
PIPELINES—0.64%
El Paso Corp.	7,655	191,451
Kinder Morgan Inc.(c)	1,056	31,152
Kinder Morgan Management LLC(a)(c)	968	68,505
ONEOK Inc.	1,055	87,734
Spectra Energy Corp.	6,424	188,994
Williams Companies Inc. (The)	5,895	190,291

		758,127
REAL ESTATE—0.04%
CBRE Group Inc.(a)	2,904	48,816

		48,816
REAL ESTATE INVESTMENT TRUSTS—2.12%
Annaly Capital Management Inc.	9,943	159,784
AvalonBay Communities Inc.	880	109,868
Boston Properties Inc.	1,495	142,593
Digital Realty Trust Inc.	1,144	72,644
Duke Realty Corp.	2,640	30,624
Equity Residential	2,991	165,073
Federal Realty Investment Trust	616	54,473
General Growth Properties Inc.	4,312	60,713
HCP Inc.	4,047	156,417
Health Care REIT Inc.	1,935	97,079
Host Hotels & Resorts Inc.	7,392	104,597
Kimco Realty Corp.	4,223	66,597
Liberty Property Trust	1,143	34,073
Macerich Co. (The)	1,320	66,132
Plum Creek Timber Co. Inc.(c)	1,584	58,355
Prologis Inc.	4,575	127,276
Public Storage	1,495	197,190
Rayonier Inc.	1,231	50,028
Regency Centers Corp.	880	32,701
Simon Property Group Inc.	2,904	361,083
Ventas Inc.	2,728	143,929
Vornado Realty Trust	1,671	124,406
Weyerhaeuser Co.	5,280	88,651

		2,504,286

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

RETAIL—6.32%
Abercrombie & Fitch Co. Class A	880	42,161
Advance Auto Parts Inc.	704	48,731
AutoZone Inc.(a)	264	86,692
Bed Bath & Beyond Inc.(a)	2,463	149,036
Best Buy Co. Inc.	3,079	83,410
CarMax Inc.(a)	2,200	63,272
Chipotle Mexican Grill Inc.(a)	351	112,868
Costco Wholesale Corp.	4,399	375,235
CVS Caremark Corp.	13,464	522,942
Darden Restaurants Inc.	1,320	62,977
Dollar General Corp.(a)	1,320	53,552
Dollar Tree Inc.(a)	1,231	100,314
Family Dollar Stores Inc.	1,231	73,146
GameStop Corp. Class A(a)(c)	1,496	34,588
Gap Inc. (The)	3,695	69,060
Home Depot Inc. (The)	15,664	614,342
J.C. Penney Co. Inc.	1,584	50,751
Kohl’s Corp.	2,728	146,766
Limited Brands Inc.	2,464	104,301
Lowe’s Companies Inc.	12,759	306,344
Lululemon Athletica Inc.(a)(c)	1,143	56,807
Macy’s Inc.	4,312	139,407
McDonald’s Corp.	10,296	983,474
Nordstrom Inc.	1,759	79,647
O’Reilly Automotive Inc.(a)	1,407	108,677
PetSmart Inc.	1,056	50,952
Ross Stores Inc.	1,144	101,919
Sears Holdings Corp.(a)(c)	440	26,545
Staples Inc.	7,216	103,983
Starbucks Corp.	7,479	325,187
Target Corp.	6,336	333,907
Tiffany & Co.	1,232	82,593
TJX Companies Inc. (The)	3,871	238,841
Urban Outfitters Inc.(a)	1,232	33,239
Wal-Mart Stores Inc.	18,919	1,114,329
Walgreen Co.	9,151	308,572
Yum! Brands Inc.	4,664	261,371

		7,449,938
SAVINGS & LOANS—0.11%
Hudson City Bancorp Inc.	4,751	26,558
New York Community Bancorp Inc.	4,399	52,964
People’s United Financial Inc.	3,608	44,920

		124,442
SEMICONDUCTORS—3.33%
Advanced Micro Devices Inc.(a)	5,544	31,545
Altera Corp.	3,168	119,338
Analog Devices Inc.	2,992	104,301
Applied Materials Inc.	13,288	143,245
Avago Technologies Ltd.	2,288	68,457
Broadcom Corp. Class A(a)	4,752	144,199
Cree Inc.(a)	1,143	28,438
First Solar Inc.(a)	616	29,482
Intel Corp.	52,360	1,304,288
KLA-Tencor Corp.	1,672	77,079
Lam Research Corp.(a)	1,232	50,229
Linear Technology Corp.	2,200	67,386
LSI Corp.(a)	6,336	35,608

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

Marvell Technology Group Ltd.(a)	5,104	72,068
Maxim Integrated Products Inc.	2,992	76,745
Microchip Technology Inc.	1,936	67,586
Micron Technology Inc.(a)	9,239	55,342
NVIDIA Corp.(a)	5,984	93,530
QUALCOMM Inc.	16,808	921,078
Texas Instruments Inc.	11,528	346,993
Xilinx Inc.	2,728	89,233

		3,926,170
SOFTWARE—3.98%
Activision Blizzard Inc.	5,016	62,299
Adobe Systems Inc.(a)	4,840	132,713
Akamai Technologies Inc.(a)	1,936	55,970
Autodesk Inc.(a)	2,200	74,954
BMC Software Inc.(a)	1,760	62,761
CA Inc.	4,048	85,817
Cerner Corp.(a)	1,408	85,860
Citrix Systems Inc.(a)	1,935	138,140
Dun & Bradstreet Corp. (The)	528	36,891
Electronic Arts Inc.(a)	3,256	75,507
Fidelity National Information Services Inc.	2,376	57,238
Fiserv Inc.(a)	1,407	81,128
Intuit Inc.	2,904	154,609
Microsoft Corp.	75,328	1,926,890
Nuance Communications Inc.(a)	2,376	58,402
Oracle Corp.	40,479	1,269,017
Red Hat Inc.(a)	2,024	101,362
Salesforce.com Inc.(a)	1,232	145,893
VMware Inc. Class A(a)	880	85,078

		4,690,529
TELECOMMUNICATIONS—4.60%
American Tower Corp. Class A(a)	3,959	233,581
AT&T Inc.	59,048	1,711,211
CenturyLink Inc.	6,072	227,821
Cisco Systems Inc.	55,088	1,026,840
Corning Inc.	15,488	205,526
Crown Castle International Corp.(a)	2,904	122,897
Frontier Communications Corp.	9,680	55,370
Harris Corp.	1,143	40,691
Juniper Networks Inc.(a)	5,368	121,907
Level 3 Communications Inc.(a)	1,671	34,439
MetroPCS Communications Inc.(a)	2,376	19,911
Motorola Mobility Holdings Inc.(a)	2,816	109,824
Motorola Solutions Inc.	3,168	147,851
NII Holdings Inc.(a)	1,759	40,475
SBA Communications Corp. Class A(a)	1,144	46,778
Sprint Nextel Corp.(a)	29,304	79,121
Verizon Communications Inc.	28,424	1,072,437
Virgin Media Inc.	2,904	64,353
Windstream Corp.	4,927	57,942

		5,418,975
TEXTILES—0.05%
Cintas Corp.	1,056	32,102
Mohawk Industries Inc.(a)	528	28,808

		60,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

November 30, 2011

TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	1,232	44,118
Mattel Inc.	3,520	101,411

		145,529
TRANSPORTATION—1.80%
C.H. Robinson Worldwide Inc.	1,671	114,480
CSX Corp.	10,999	238,788
Expeditors International of Washington Inc.	2,112	91,893
FedEx Corp.	2,992	248,576
J.B. Hunt Transport Services Inc.	967	44,211
Kansas City Southern Industries Inc.(a)	1,144	77,827
Norfolk Southern Corp.	3,519	265,825
Union Pacific Corp.	4,927	509,501
United Parcel Service Inc. Class B	7,391	530,304

		2,121,405
WATER—0.04%
American Water Works Co. Inc.	1,672	51,949

		51,949

TOTAL COMMON STOCKS
(Cost: $118,131,711)		118,048,351

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%(b)(d)(e)	10,024	10,024
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%(b)(d)(e)	836	836
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(d)	1,808	1,808

		12,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,668)		12,668

TOTAL INVESTMENTS IN SECURITIES—100.17%
(Cost: $118,144,379)		118,061,019
Other Assets, Less Liabilities—(0.17)%		(202,071)

NET ASSETS—100.00%		$117,858,948

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules or consolidated schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	iShares MSCI Index Fund
All Country World Minimum Volatility[a]	Japan
Australia	Japan Small Cap
Austria Investable Market	Malaysia
Belgium Investable Market	Mexico Investable Market
Brazil	Netherlands Investable Market
BRIC	Pacific ex-Japan
Canada	Singapore
Chile Investable Market	South Africa
Emerging Markets Eastern Europe	South Korea
Emerging Markets	Spain
Emerging Markets Minimum Volatility[a]	Sweden
Emerging Markets Small Cap	Switzerland
EMU	Taiwan
France	Thailand Investable Market
Germany	Turkey Investable Market
Hong Kong	United Kingdom
Israel Capped Investable Market	USA
Italy

[a]	The Fund commenced operations on October 18, 2011.

Each of the iShares MSCI All Country World Minimum Volatility, iShares MSCI BRIC, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Minimum Volatility and iShares MSCI Emerging Markets Small Cap Index Funds carry out their investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying consolidated schedules of investments include the securities held by each Fund’s Subsidiary.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule or Consolidated Schedule of Investments.

	Investments in Securities
iShares MSCI Index Fund and Investment Type	Level 1	Level 2	Level 3	Total
All Country World Minimum Volatility
Assets:
Common Stocks	$9,977,502	$16,423	$—	$9,993,925
Short-Term Investments	18,358	—	—	18,358

	$9,995,860	$16,423	$—	$10,012,283

Australia
Assets:
Common Stocks	$2,718,785,160	$1,855,687	$2,542	$2,720,643,389
Short-Term Investments	10,053,173	—	—	10,053,173

	$2,728,838,333	$1,855,687	$2,542	$2,730,696,562

Austria Investable Market
Assets:
Common Stocks	$56,315,567	$—	$255	$56,315,822
Short-Term Investments	4,670,775	—	—	4,670,775

	$60,986,342	$—	$255	$60,986,597

Belgium Investable Market
Assets:
Common Stocks	$24,439,006	$—	$—	$24,439,006
Short-Term Investments	333,912	—	—	333,912

	$24,772,918	$—	$—	$24,772,918

Brazil
Assets:
Common Stocks	$4,459,274,245	$—	$—	$4,459,274,245
Preferred Stocks	5,252,324,813	1,603,451	—	5,253,928,264
Short-Term Investments	2,770,488	—	—	2,770,488

	$9,714,369,546	$1,603,451	$—	$9,715,972,997

BRIC
Assets:
Common Stocks	$604,727,774	$—	$—	$604,727,774
Preferred Stocks	135,726,318	112,262	—	135,838,580
Short-Term Investments	27,037,934	—	—	27,037,934

	$767,492,026	$112,262	$—	$767,604,288

Canada
Assets:
Common Stocks	$4,738,938,183		$—	$9,625	$4,738,947,808
Short-Term Investments	22,531,114		—	—	22,531,114

	$4,761,469,297		$—	$9,625	$4,761,478,922

Chile Investable Market
Assets:
Common Stocks	$503,935,484		$—	$—	$503,935,484
Short-Term Investments	559,158		—	—	559,158

	$504,494,642		$—	$—	$504,494,642

Emerging Markets Eastern Europe
Assets:
Common Stocks	$26,933,988		$—	$—	$26,933,988
Preferred Stocks	797,458		—	—	797,458
Short-Term Investments	56,035		—	—	56,035

	$27,787,481		$—	$—	$27,787,481

Emerging Markets
Assets:
Common Stocks	$29,748,178,360		$12,863,956	$—	$29,761,042,316
Investment Companies	44,661		—	—	44,661
Preferred Stocks	2,863,117,784		754,921	—	2,863,872,705
Rights	1,726,771		40,057	—	1,766,828
Short-Term Investments	1,389,772,404		—	—	1,389,772,404

	$34,002,839,980		$13,658,934	$—	$34,016,498,914

Emerging Markets Minimum Volatility
Assets:
Common Stocks	$18,612,121		$—	$—	$18,612,121
Preferred Stocks	1,024,797		—	—	1,024,797
Rights	874		—	—	874
Short-Term Investments	17,547		—	—	17,547

	$19,655,339		$—	$—	$19,655,339

Emerging Markets Small Cap
Assets:
Common Stocks	$57,346,399		$—	$—	$57,346,399
Preferred Stocks	926,688		—	—	926,688
Rights	0	[a]	—	—	0	[a]

	$58,273,087		$—	$—	$58,273,087

EMU
Assets:
Common Stocks	$687,099,614		$—	$83	$687,099,697
Preferred Stocks	14,834,195		—	—	14,834,195
Short-Term Investments	9,333,650		—	—	9,333,650

	$711,267,459		$—	$83	$711,267,542

France
Assets:
Common Stocks	$278,175,682		$—	$—	$278,175,682
Short-Term Investments	317,880		—	—	317,880

	$278,493,562		$—	$—	$278,493,562

Germany
Assets:
Common Stocks	$2,366,276,442	$—	$—	$2,366,276,442
Preferred Stocks	160,655,627	—	—	160,655,627
Short-Term Investments	23,805,752	—	—	23,805,752

	$2,550,737,821	$—	$—	$2,550,737,821

Hong Kong
Assets:
Common Stocks	$1,882,094,396	$—	$—	$1,882,094,396
Short-Term Investments	156,202,500	—	—	156,202,500

	$2,038,296,896	$—	$—	$2,038,296,896

Israel Capped Investable Market
Assets:
Common Stocks	$79,339,097	$—	$415,862	$79,754,959
Short-Term Investments	3,275,569	—	—	3,275,569

	$82,614,666	$—	$415,862	$83,030,528

Italy
Assets:
Common Stocks	$104,454,327	$—	$—	$104,454,327
Preferred Stocks	2,228,056	—	—	2,228,056
Short-Term Investments	1,548,421	—	—	1,548,421

	$108,230,804	$—	$—	$108,230,804

Japan
Assets:
Common Stocks	$5,789,821,652	$—	$—	$5,789,821,652
Short-Term Investments	43,541,906	—	—	43,541,906

	$5,833,363,558	$—	$—	$5,833,363,558

Japan Small Cap
Assets:
Common Stocks	$56,251,983	$—	$—	$56,251,983
Short-Term Investments	858,408	—	—	858,408

	$57,110,391	$—	$—	$57,110,391

Malaysia
Assets:
Common Stocks	$861,847,534	$—	$—	$861,847,534
Short-Term Investments	80,562	—	—	80,562

	$861,928,096	$—	$—	$861,928,096

Mexico Investable Market
Assets:
Common Stocks	$1,101,349,680	$—	$—	$1,101,349,680
Short-Term Investments	52,664,290	—	—	52,664,290

	$1,154,013,970	$—	$—	$1,154,013,970

Netherlands Investable Market
Assets:
Common Stocks	$79,310,362	$—	$—	$79,310,362
Warrants	1	—	—	1
Short-Term Investments	272,910	—	—	272,910

	$79,583,273	$—	$—	$79,583,273

Pacific ex-Japan
Assets:
Common Stocks	$3,222,973,708	$1,460,219	$3,635	$3,224,437,562
Short-Term Investments	105,208,028	—	—	105,208,028

	$3,328,181,736	$1,460,219	$3,635	$3,329,645,590

Singapore
Assets:
Common Stocks	$1,408,993,074		$—	$—	$1,408,993,074
Short-Term Investments	116,217,380		—	—	116,217,380

	$1,525,210,454		$—	$—	$1,525,210,454

South Africa
Assets:
Common Stocks	$529,787,744		$—	$—	$529,787,744
Short-Term Investments	694,830		—	—	694,830

	$530,482,574		$—	$—	$530,482,574

South Korea
Assets:
Common Stocks	$3,038,594,231		$—	$—	$3,038,594,231
Preferred Stocks	98,073,271		—	—	98,073,271
Rights	1,143,793		77,869	—	1,221,662
Short-Term Investments	146,977,074		—	—	146,977,074

	$3,284,788,369		$77,869	$—	$3,284,866,238

Spain
Assets:
Common Stocks	$108,007,939		$—	$—	$108,007,939
Short-Term Investments	10,714,710		—	—	10,714,710

	$118,722,649		$—	$—	$118,722,649

Sweden
Assets:
Common Stocks	$271,222,501		$—	$—	$271,222,501
Short-Term Investments	17,777		—	—	17,777

	$271,240,278		$—	$—	$271,240,278

Switzerland
Assets:
Common Stocks	$480,195,786		$—	$—	$480,195,786
Short-Term Investments	315,007		—	—	315,007

	$480,510,793		$—	$—	$480,510,793

Taiwan
Assets:
Common Stocks	$2,269,886,819		$15,730,807	$23	$2,285,617,649
Short-Term Investments	293,698,745		—	—	293,698,745

	$2,563,585,564		$15,730,807	$23	$2,579,316,394

Thailand Investable Market
Assets:
Common Stocks	$444,747,992		$—	$—	$444,747,992
Rights	0	[a]	—	—	0	[a]
Warrants	68,225		—	—	68,225
Short-Term Investments	307,839		—	—	307,839

	$445,124,056		$—	$—	$445,124,056

Turkey Investable Market
Assets:
Common Stocks	$418,791,026	$—	$—	$418,791,026
Short-Term Investments	49,533,096	—	—	49,533,096

	$468,324,122	$—	$—	$468,324,122

United Kingdom
Assets:
Common Stocks	$1,242,379,643	$—	$—	$1,242,379,643
Short-Term Investments	2,870,226	—	—	2,870,226

	$1,245,249,869	$—	$—	$1,245,249,869

USA
Assets:
Common Stocks	$118,048,351	$—	$—	$118,048,351
Short-Term Investments	12,668	—	—	12,668

	$118,061,019	$—	$—	$118,061,019

[a]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country World Minimum Volatility	$10,001,873	$206,678	$(196,268)	$10,410
Australia	3,059,042,296	43,479,356	(371,825,090)	(328,345,734)
Austria Investable Market	129,869,748	58,197	(68,941,348)	(68,883,151)
Belgium Investable Market	46,678,903	26,280	(21,932,265)	(21,905,985)
Brazil	8,172,303,891	1,989,001,674	(445,332,568)	1,543,669,106
BRIC	842,007,323	54,043,708	(128,446,743)	(74,403,035)
Canada	5,362,963,945	253,114,692	(854,599,715)	(601,485,023)
Chile Investable Market	420,751,920	104,985,839	(21,243,117)	83,742,722
Emerging Markets Eastern Europe	37,019,401	135,277	(9,367,197)	(9,231,920)
Emerging Markets	37,618,832,806	2,923,932,410	(6,526,266,302)	(3,602,333,892)
Emerging Markets Minimum Volatility	19,797,714	416,850	(559,225)	(142,375)
Emerging Markets Small Cap	70,166,699	824,261	(12,717,873)	(11,893,612)
EMU	1,175,092,557	4,245,288	(468,070,303)	(463,825,015)
France	442,818,359	58,014	(164,382,811)	(164,324,797)
Germany	3,283,825,545	17,013,844	(750,101,568)	(733,087,724)
Hong Kong	2,416,488,262	37,369,419	(415,560,785)	(378,191,366)
Israel Capped Investable Market	117,954,946	547,740	(35,472,158)	(34,924,418)
Italy	189,984,176	—	(81,753,372)	(81,753,372)

Japan	7,981,888,635	66,609,791	(2,215,134,868)	(2,148,525,077)
Japan Small Cap	62,020,277	3,141,035	(8,050,921)	(4,909,886)
Malaysia	538,063,766	330,822,618	(6,958,288)	323,864,330
Mexico Investable Market	1,324,221,304	46,896,509	(217,103,843)	(170,207,334)
Netherlands Investable Market	127,997,024	1,018,450	(49,432,201)	(48,413,751)
Pacific ex-Japan	3,289,467,534	273,129,733	(232,951,677)	40,178,056
Singapore	1,665,774,712	93,695,560	(234,259,818)	(140,564,258)
South Africa	577,543,555	26,601,838	(73,662,819)	(47,060,981)
South Korea	2,289,819,213	1,037,629,353	(42,582,328)	995,047,025
Spain	229,933,804	—	(111,211,155)	(111,211,155)
Sweden	351,712,417	1,386,955	(81,859,094)	(80,472,139)
Switzerland	523,793,079	28,154,293	(71,436,579)	(43,282,286)
Taiwan	2,190,485,188	523,795,016	(134,963,810)	388,831,206
Thailand Investable Market	459,898,271	28,994,064	(43,768,279)	(14,774,215)
Turkey Investable Market	651,746,494	1,889,063	(185,311,435)	(183,422,372)
United Kingdom	1,468,655,353	60,662,960	(284,068,444)	(223,405,484)
USA	118,148,976	96,453	(184,410)	(87,957)

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial or consolidated financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended November 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Emerging Markets
iShares MSCI Malaysia Index Fund	349,867	43,811	(390,497)	3,181	$44,661	$—	$(133,720)

USA
BlackRock Inc.	42	960	(35)	967	$166,363	$—	$(95)
PNC Financial Services Group Inc. (The)	236	5,133	(177)	5,192	281,458	41	1,172

					$447,821	$41	$1,077

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of November 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	January 26, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	January 26, 2012